   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1995

                                                              FILE NOS. 33-19338
                                                                       811-05426
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 43

                                                                          /X/
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 45

                                                                          /X/
                            ------------------------

                          G.T. INVESTMENT FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181
                            ------------------------


           DAVID J. THELANDER, ESQ.                        ARTHUR J. BROWN, ESQ.
           ASSISTANT GENERAL COUNSEL                      DANIEL T. STEINER, ESQ.
          LGT ASSET MANAGEMENT, INC.                       KIRKPATRICK & LOCKHART
       50 CALIFORNIA STREET, 27TH FLOOR                     1800 M STREET N.W.,
        SAN FRANCISCO, CALIFORNIA 94111                   SOUTH LOBBY - 9TH FLOOR
    (NAME AND ADDRESS OF AGENT FOR SERVICE)                WASHINGTON, D.C. 20036
                                                               (202) 778-9000


                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485


    / /  ON         1995 PURSUANT TO PARAGRAPH (B) OF RULE 485


    / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485



    /X/  ON FEBRUARY 28, 1996 PURSUANT TO PARAGRAPH (A)(1) OF RULE 485



    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485



    / /  ON                      PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


    / / THIS  POST-EFFECTIVE  AMENDMENT DESIGNATES  A NEW  EFFECTIVE DATE  FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, REGISTRANT HAS PREVIOUSLY ELECTED TO REGISTER AN INDEFINITE NUMBER OF ITS SHARES OF COMMON STOCK. A RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED OCTOBER 31, 1995, WAS FILED ON DECEMBER 27, 1995.



CERTAIN SERIES OF THE G.T. INVESTMENT FUNDS, INC. ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 43 INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR TWO MASTER TRUSTS, GLOBAL INVESTMENT PORTFOLIO AND GLOBAL HIGH INCOME PORTFOLIO.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THIS IS PAGE ONE OF    PAGES
                       EXHIBIT INDEX LOCATED AT PAGE

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                                   PROSPECTUS

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
 1. Cover Page...................  Cover Page
 2. Synopsis.....................  Prospectus Summary
 3. Condensed Financial
    Information..................  Financial Highlights
 4. General Description of
    Registrant...................  Investment Objective and Policies; Risk Factors; Management; Other
                                   Information
 5. Management of the
    Fund.........................  Management
 6. Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
 7. Purchase of Securities Being
    Offered......................  Alternative Purchase Plan; How to Invest; How to Make Exchanges;
                                   Calculation of Net Asset Value; Management
 8. Redemption or
    Repurchase...................  Alternative Purchase Plan; How to Redeem Shares; Calculation of
                                   Net Asset Value
 9. Pending Legal
    Proceedings..................  Inapplicable


                                     PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
1. Cover Page....................  Cover Page
2. Synopsis......................  Prospectus Summary
3. Condensed Financial
    Information..................  Financial Highlights
4. General Description of
    Registrant...................  Investment Objective and Policies; Risk Factors; Management; Other
                                   Information
5. Management of the Fund........  Management
6. Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7. Purchase of Securities Being
    Offered......................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                   Value; Management
8. Redemption or Repurchase......  How to Redeem Shares; Calculation of Net Asset Value
9. Pending Legal Proceedings.....  Inapplicable

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                      STATEMENT OF ADDITIONAL INFORMATION

ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Fund.........................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation.........  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Inapplicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                                  (CONTINUED)

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Fund.........................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation.........  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Inapplicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF G.T. INVESTMENT FUNDS, INC. CONTAINS THE FOLLOWING DOCUMENTS:


Facing Sheet
Cross-Reference Sheet
Contents of Post-Effective Amendment
Part A        --      Prospectus
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
              --      Prospectus -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
Part B        --      Statement of Additional Information
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
              --      Statement of Additional Information -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
Part C        --      Other Information
Signature Page-- G.T. Investment Funds, Inc.
               -- Global Investment Portfolio
               -- Global High Income Portfolio
Exhibits

------------------------
 *The currently effective prospectuses and statements of additional information for each of the following series of the Registrant are not affected by this
Amendment: G.T. Global Currency Fund and G.T. Global Small Companies Fund.

                          [LOGO]GT GLOBAL THEME FUNDS


                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------


GT GLOBAL FINANCIAL SERVICES FUND
("Financial Services Fund") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), that, in turn, invests primarily in securities of companies throughout the world that operate in the financial services industry.


GT GLOBAL INFRASTRUCTURE FUND ("Infrastructure Fund") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), that, in turn, invests primarily in securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.


GT GLOBAL NATURAL RESOURCES FUND ("Natural Resources Fund") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), that, in turn, invests primarily in securities of companies throughout the world that own, explore, or develop natural resources and other basic commodities, or supply goods and services to such companies.


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("Consumer Products and Services Fund") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), that, in turn, invests primarily in securities of companies throughout the world that manufacture, market, retail, or distribute consumer products and services.


GT GLOBAL HEALTH CARE FUND ("Health Care Fund") seeks long-term capital appreciation by investing in securities of health care companies throughout the world.


GT GLOBAL TELECOMMUNICATIONS FUND ("Telecommunications Fund") seeks long-term growth of capital by investing primarily in securities of companies throughout the world engaged in development, manufacture or sale of telecommunications services or equipment.


Collectively, the above Funds are known as the GT Global Theme Funds.


There can be no assurance that any GT Global Theme Fund or any Portfolio will achieve its investment objective.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE FINANCIAL SERVICES FUND, INFRASTRUCTURE FUND, NATURAL RESOURCES FUND AND CONSUMER PRODUCTS AND SERVICES FUND, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, EACH SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO, AS DESCRIBED ABOVE.


The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio ("Portfolios") and the Health Care Fund and Telecommunications Fund are each managed by LGT Asset Management, Inc. ("LGT Asset Management"). Each Portfolio's investment objective is identical to that of its corresponding Fund. This structure is different from that of many other investment companies which directly acquire and manage their own portfolios. Accordingly, investors should carefully consider this investment approach. For additional information, see "Investment Objective and Policies" and "Management."


LGT Asset Management, formerly G.T. Capital Management, Inc. and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.


LGT ASSET MANAGEMENT attempts to identify countries where economic, political and regulatory factors are likely to produce above-average growth rates, and to further identify companies within the industries in which each of the GT Global Theme Funds invests that are best positioned to benefit from these factors.


This Prospectus sets forth concisely information that an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.


An investment in the GT Global Theme Funds offers the following advantages:


/ /_ Professional Management by a Leading Manager with Offices in the World's
     Major Markets


/ /_ Low $500 Minimum Investment


/ /_ Alternative Purchase Plan


/ /_ Automatic Dividend and Other Distribution Reinvestment at No Additional
     Sales Charge


/ /_ Exchange Privileges with the Corresponding Classes of the other GT Global
     Mutual Funds


/ /_ Reduced Sales Charge Plans


/ /_ Dollar Cost Averaging Program


/ /_ Automatic Investment Plan


/ /_ Systematic Withdrawal Plan


FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR STOCKBROKER.



--------------------------------------------------------------------------------



THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
          ___ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................         12
Alternative Purchase Plan.................................................................         14
Investment Objective and Policies.........................................................         15
Risk Factors..............................................................................         24
How to Invest.............................................................................         33
How to Make Exchanges.....................................................................         39
How to Redeem Shares......................................................................         40
Shareholder Account Manual................................................................         42
Calculation of Net Asset Value............................................................         43
Dividends, Other Distributions and Federal Income Taxation................................         43
Management................................................................................         45
Other Information.........................................................................         52


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objective:          Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund and Consumer Products and Services Fund each seeks  long-term capital  growth.  The  Health Care  Fund  seeks  long-term capital appreciation. The Telecommunications  Fund seeks long-term  growth of capital

Principal Investments:         Financial  Services Fund invests  all of its  investable assets in the Financial Services Portfolio, that, in turn, invests primarily in securities of  companies throughout the  world that operate  in the financial services industry

                               Infrastructure  Fund invests all  of its investable  assets in the
                               Infrastructure Portfolio,  that,  in turn,  invests  primarily  in securities  of companies throughout the world that design, develop or provide  products  and  services  significant  to  a  country's infrastructure

                               Natural Resources Fund invests all of its investable assets in the
                               Natural  Resources Portfolio, that, in  turn, invests primarily in securities of companies throughout the world that own, explore  or develop  natural resources and other  basic commodities, or supply goods and services to such companies

                               Consumer Products and Services Fund invests all of its  investable assets  in the Consumer Products  and Services Portfolio, that, in turn, invests primarily in securities of companies throughout  the world  that  manufacture,  market, retail  or  distribute consumer products and services

                               Health Care Fund invests principally in securities of health  care companies throughout the world

                               Telecommunications  Fund  invests  principally  in  securities  of companies throughout the world engaged in development, manufacture or sale of telecommunications services or equipment

Investment Manager:            LGT Asset  Management,  part  of  Liechtenstein  Global  Trust,  a provider  of global asset management  and private banking products and services to individual  and institutional investors  entrusted with approximately $45 billion in total assets
Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of each Fund's Class A shares

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of each Fund's Class B shares


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Shares Available Through:      Most brokerage firms  nationwide, or directly  through the  Funds'
                               distributor

Exchange Privileges:           Shares  of a  class of  a Fund  may be  exchanged without  a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual  Funds, which are  open-end management investment companies advised and/or administered by LGT Asset Management and registered with the Securities and Exchange Commission
Dividends and Other
  Distributions:               Dividends paid annually  from net investment  income and  realized net  short-term capital  gains; other  distributions paid annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans)

Net Asset Values:              Class  A and B shares  of GT Global Theme  Funds are quoted daily, with the exception of Consumer Products and Services Fund which is expected to  be quoted  daily, in  the financial  section of  most newspapers

Other Features:

  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising the Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVE AND POLICIES. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks long-term capital growth, the Telecommunications Fund seeks long-term growth of capital and the Health Care Fund seeks long-term capital appreciation. Each Fund is hereinafter referred to individually as a "Fund" and collectively as "Funds."


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund and Telecommunications Fund are mutual funds organized as diversified series, and the Health Care Fund as a non-diversified series, of G.T. Investment Funds, Inc. (the "Company"). The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio, Health Care Fund and Telecommunications Fund are hereinafter referred to individually as a "Theme Portfolio," or collectively, "Theme Portfolios."



The Financial Services Fund seeks its investment objective by investing all of its investable assets in the Financial Services Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by financial services companies throughout the world. See "Investment Objective and Policies."



The Infrastructure Fund seeks its investment objective by investing all of its investable assets in the Infrastructure Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. See "Investment Objective and Policies."



The Natural Resources Fund seeks its investment objective by investing all of its investable assets in the Natural Resources Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. See "Investment Objective and Policies."



The Consumer Products and Services Fund seeks its investment objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that manufacture, market, retail or distribute consumer products and services. See "Investment Objective and Policies."



The Health Care Fund seeks its investment objective by normally investing at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by health care companies throughout the world. See "Investment Objective and Policies."



The Telecommunications Fund seeks its investment objective by normally investing at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. See "Investment Objective and Policies."



The remainder of each of the foregoing Theme Portfolio's assets may be invested in debt securities issued by companies in their respective industry


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

sectors and/or in equity and debt securities of companies outside those industry sectors, which, in the opinion of LGT Asset Management, stand to benefit from developments in those sectors.



LGT Asset Management believes that each portfolio of securities of companies operating in one of the sectors described above located throughout the world presents greater potential for long-term capital growth and appreciation than a portfolio comprising solely securities of U.S. issuers.



INVESTMENT TECHNIQUES AND RISK FACTORS. Each Theme Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. The Theme Portfolios' participation in the currency, options and futures markets involves certain risks and transaction costs.


Each Theme Portfolio may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. This may cause greater fluctuation in the value of a Fund's shares than would be the case if the Theme Portfolio did not borrow, but also may enable the Theme Portfolio to retain favorable securities positions rather than liquidating such positions to meet redemption needs. Each Theme Portfolio also is authorized to lend securities to broker/dealers or to other institutional investors.


The Financial Services Portfolio, Health Care Fund and Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in debt securities rated below investment grade, which may include (i) corporate debt securities and (ii) debt instruments issued by governments. Investments of this type are subject to a greater risk of loss of principal and interest.



Each Theme Portfolio's policy of concentrating its investments in companies in its particular sector may cause a Fund's net asset value to fluctuate more than if it invested in a greater number of industries.



Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Funds' net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.



There is no assurance that the Funds or the Portfolios will achieve their investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities holdings. Investors should review the investment objective and policies of the Theme Portfolios carefully and consider their ability to assume these and other risks involved in purchasing shares of a particular Fund.



PURCHASES AND REDEMPTIONS. Shares of each Fund's common stock are available through broker/ dealers who have entered into agreements to sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may be acquired directly through GT Global or through exchanges of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds and the aggregate annual operating expenses for the Funds and the Portfolios are reflected in the following tables*+:


                                                                                                        GT GLOBAL
                                                                GT GLOBAL           GT GLOBAL           FINANCIAL
                                                               HEALTH CARE      TELECOMMUNICATIONS      SERVICES
                                                                  FUND                FUND                FUND
                                                            -----------------   -----------------   -----------------
                                                            CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS*:
  Maximum sales charge on purchases of shares
    (% of offering price).................................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
    shareholders..........................................    None      None      None      None      None      None
  Deferred sales charges..................................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges......................................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year................    None      None      None      None      None      None
      -- On each additional exchange......................   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...........       %         %         %         %         %         %
  12b-1 service and distribution fees.....................   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses..........................................       %         %         %         %         %         %
                                                            -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses...........................       %         %         %         %         %         %
                                                            -------   -------   -------   -------   -------   -------
                                                            -------   -------   -------   -------   -------   -------



                                                                                            GT GLOBAL
                                                    GT GLOBAL           GT GLOBAL       CONSUMER PRODUCTS
                                                 INFRASTRUCTURE     NATURAL RESOURCES          AND
                                                      FUND                FUND            SERVICES FUND
                                                -----------------   -----------------   -----------------
                                                CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS*:
  Maximum sales charge on purchases of shares
     (% of offering price)....................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
     shareholders.............................    None      None      None      None      None      None
  Deferred sales charges......................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges..........................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year....    None      None      None      None      None      None
      -- On each additional exchange..........   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration
     fees.....................................       %         %         %         %         %         %
  12b-1 service and distribution fees.........   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses..............................       %         %         %         %         %         %
                                                -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses...............       %         %         %         %         %         %
                                                -------   -------   -------   -------   -------   -------
                                                -------   -------   -------   -------   -------   -------


--------------

* Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                 GT GLOBAL             GT GLOBAL TELECOMMUNICATIONS
                                                HEALTH CARE
                                                    FUND                           FUND
                                        ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (1)....................  $      $       $       $       $      $       $       $
Class B Shares
  Assuming a complete redemption at
   end of period (2)..................  $      $       $       $       $      $       $       $
  Assuming no redemption..............  $      $       $       $       $      $       $       $


                                                 GT GLOBAL
                                             FINANCIAL SERVICES
                                                    FUND
                                        ----------------------------
                                        ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----
Class A Shares (1)....................  $      $       $       $
Class B Shares
  Assuming a complete redemption at
   end of period (2)..................  $      $       $       $
  Assuming no redemption..............  $      $       $       $



                                                GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                              INFRASTRUCTURE               NATURAL RESOURCES            CONSUMER PRODUCTS AND
                                                   FUND                           FUND                      SERVICES FUND
                                       ----------------------------   ----------------------------   ----------------------------
                                       ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                       YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                       ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (1)...................  $      $       $       $       $      $       $       $       $      $       $       $
Class B Shares
  Assuming a complete redemption at
   end of period (2).................  $      $       $       $       $      $       $       $       $      $       $       $
  Assuming no redemption.............  $      $       $       $       $      $       $       $       $      $       $       $

------------------
(1)  Assumes payment of maximum sales charge by investor.
(2)  Assumes deduction of maximum applicable contingent deferred sales charge.
+ The Funds offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for the
     Advisor Class shares are estimated to approximate    % for the Health Care
     Fund,    % for the Telecommunications Fund,    % for the Financial Services
     Fund,    % for the Infrastructure Fund,    % for the Natural Resources
     Fund, and % for the Consumer Products and Services Fund.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Expenses for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund and Natural Resources Fund and their corresponding Portfolios are based on the Funds' fiscal year ended October 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Without reimbursements, "Investment management and administration fees," "Other expenses" and "Total Fund Operating Expenses" for Class A shares of the Financial Services Fund and its corresponding Portfolio would have been
         %,    % and     %, respectively, and the amount of expenses an investor
     would pay, assuming redemption after one, three, five and ten years, would
     be $   , $   , $   and $   , respectively. Without reimbursements,
     "Investment management and administration fees," "Other expenses" and "Total Fund Operating Expenses" for Class B shares of the Financial
     Services Fund and its Portfolio would have been     %,    % and     %,
     respectively, and the amount of expenses an investor would pay, assuming
     redemption after one, three, five and ten years would be $   , $   , $   ,
     and $   , respectively. Assuming no redemption, the amount of expenses an
     investor would pay after one, three, five and ten years, would be $   ,
     $   , $   and $   , respectively.
     Without reimbursements, "Investment management and administration fees," "Other expenses" and "Total Fund Operating Expenses" for Class A shares of
     the Infrastructure Fund and its Portfolio would have been     %,    % and
        %, respectively, and the amount of expenses an investor would pay, assuming redemption after one, three, five and ten years, would be $ ,
     $   , $   and $   , respectively. Without reimbursements, "Investment
     management and administration fees," "Other expenses" and "Total Fund Operating Expenses" for Class B shares of Infrastructure Fund and its
     Portfolio would have been     %,    % and    %, respectively, and the
     amount of expenses an investor would pay, assuming redemption after one,
     three, five and ten years, would be $  , $   , $   and $   , respectively.
     Assuming no redemption, the amount of expenses an investor would pay after
     one, three, five and ten years, would be $  , $   , $   and $   ,
     respectively.
     Without reimbursements, "Investment management and administration fees," "Other expenses" and "Total Fund Operating Expenses" for Class A shares of
     Natural Resources Fund and its Portfolio would have been     %,    % and
        %, respectively, and the amount of expenses an investor would pay, assuming redemption after one, three, five and ten years, would be $ ,


                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

     $   , $   and $   , respectively. Without reimbursements, "Investment
     management and administration fees," "Other expenses" and "Total Fund
     Operating Expenses" for Class B shares of Natural Resources Fund and its
     Portfolio would have been     %,    % and    %, respectively, and the
     amount of expenses an investor would pay, assuming redemption after one,
     three, five and ten years would be $  , $   , $   , and $   , respectively.
     Assuming no redemption, the amount of expenses an investor would pay after
     one, three, five and ten years would be $  , $   , $   and $   ,
     respectively.
     The above table and the assumption in the Hypothetical Example of a 5%
     annual return are required by regulation of the Securities and Exchange
     Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios'
     projected or actual performance.
     The Annual Fund Operating Expenses for the Consumer Products and Services
     Fund and its corresponding Portfolio are annualized projections based upon current administration fees for the Fund and management and administration fees for the Portfolio and estimated amounts for Other expenses. The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund
     and Consumer Products and Services Fund and each of their corresponding
     Portfolios will be approximately equal to the expenses such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio. If investors other than such Fund invest in its corresponding Portfolio, such Funds could achieve economies of scale which could reduce expenses.


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.



                           GT GLOBAL HEALTH CARE FUND


                                      CLASS B++
                       ---------------------------------------
                        YEAR ENDED OCTOBER 31,      APRIL 1,
                                                      1993
                       -------------------------   TO OCTOBER
                          1995*         1994*       31, 1993*
                       -----------   -----------   -----------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period..............    $             $   17.80     $ 15.59
                       -----------   -----------   -----------
Income from
 investment
 operations:
  Net investment
   income (loss).....                      (0.32)      (0.14)
  Net realized and
   unrealized gain
   (loss) on
   investments.......                       2.02        2.35
                       -----------   -----------   -----------
  Net increase
   (decrease) from
   investment
   operations........                       1.70        2.21
                       -----------   -----------   -----------
Distributions:
  Net investment
   income............                      (0.00)      (0.00)
  Net realized gain
   on investments....                      (0.00)      (0.00)
  In excess of net
   realized gain on
   investments.......                      (0.04)      (0.00)
                       -----------   -----------   -----------
    Total
     distributions...                      (0.04)      (0.00)
                       -----------   -----------   -----------
Net asset value, end
 of period...........    $             $   19.46     $ 17.80
                       -----------   -----------   -----------
Total investment
 return (c)..........            %         9.55%       14.2%(a)

Ratios and
 supplemental data:
Net assets, end of
 period (in 000's)...    $             $  39,100     $ 8,604
Ratio of net
 investment income
 (loss) to average
 net assets..........            %       (1.73)%      (1.4)%(b)
Ratio of expenses to
 average net assets
 (d).................            %         2.48%        2.5%(b)
Portfolio turnover
 rate +++............            %           64%         61%

                                                       CLASS A+
                       -------------------------------------------------------------------------
                                                                                     AUGUST 7,
                                                                                       1989
                                                                                   (COMMENCEMENT
                                                                                        OF
                                         YEAR ENDED OCTOBER 31,                     OPERATIONS)
                       ----------------------------------------------------------   TO OCTOBER
                        1995*     1994*     1993*      1992      1991      1990      31, 1989
                       --------  --------  --------  --------  --------  --------  -------------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period..............  $         $  17.86  $  17.44  $  19.29  $  12.83  $  11.83     $ 11.43
                       --------  --------  --------  --------  --------  --------  -------------
Income from
 investment
 operations:
  Net investment
   income (loss).....               (0.22)    (0.15)    (0.18)     0.03      0.06        0.01
  Net realized and
   unrealized gain
   (loss) on
   investments.......                2.02      0.57     (1.53)     6.78      0.97        0.39
                       --------  --------  --------  --------  --------  --------  -------------
  Net increase
   (decrease) from
   investment
   operations........                1.80      0.42     (1.71)     6.81      1.03        0.40
                       --------  --------  --------  --------  --------  --------  -------------
Distributions:
  Net investment
   income............               (0.00)    (0.00)    (0.00)    (0.07)    (0.03)      (0.00)
  Net realized gain
   on investments....               (0.00)    (0.00)    (0.14)    (0.28)    (0.00)      (0.00)
  In excess of net
   realized gain on
   investments.......               (0.06)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
                       --------  --------  --------  --------  --------  --------  -------------
    Total
     distributions...               (0.06)    (0.00)    (0.14)    (0.35)    (0.03)      (0.00)
                       --------  --------  --------  --------  --------  --------  -------------
Net asset value, end
 of period...........  $         $  19.60  $  17.86  $  17.44  $  19.29  $  12.83     $ 11.83
                       --------  --------  --------  --------  --------  --------  -------------
Total investment
 return (c)..........         %    10.11%      2.4%    (8.9)%     54.2%      8.7%        3.5%(a)
Ratios and
 supplemental data:
Net assets, end of
 period (in 000's)...  $         $438,940  $461,113  $655,867  $552,897  $145,544     $49,903
Ratio of net
 investment income
 (loss) to average
 net assets..........         %   (1.23)%    (0.9)%    (1.0)%      0.2%      0.7%        3.2%(b)
Ratio of expenses to
 average net assets
 (d).................         %     1.98%      2.0%      2.1%      2.0%      2.4%        2.5%(b)
Portfolio turnover
 rate +++............         %       64%       61%       30%       23%       34%        183%(b)


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.


(d) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS



                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND



                                                                CLASS B                CLASS A
                                                         ---------------------  ---------------------
                                                           DECEMBER 30, 1994     DECEMBER 30, 1994*
                                                           (COMMENCEMENT OF       (COMMENCEMENT OF
                                                            OPERATIONS) TO         OPERATIONS) TO
                                                           OCTOBER 31, 1995       OCTOBER 31, 1995*
                                                         ---------------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period...................        $                      $
                                                                 -------                -------
Income from investment operations:
  Net investment income................................
  Net realized and unrealized gain on investment.......
                                                                 -------                -------
Net increase in net asset value from investment
 operations............................................
                                                                 -------                -------
Distributions:
  Net investment income................................
  Net realized gain on investments.....................
                                                                 -------                -------
    Total distributions................................
                                                                 -------                -------
Net asset value, end of period.........................        $                      $
                                                                 -------                -------
                                                                 -------                -------
Total investment return (c)............................
Ratios and supplemental data:
Net assets, end of period (in 000's)...................
Ratio of net investment income to average net assets:
  With reimbursement by LGT Asset Management...........
  Without reimbursement by LGT Asset Management........
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management...........
  Without reimbursement by LGT Asset Management........
Portfolio turnover rate (d)............................



------------------


(a)_Annualized.


(b)_Not annualized.


(c)_Total investment return does not include sales charges.


(d)_Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



*___These selected per share data were calculated based upon weighted average shares outstanding during the period.


                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS



                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                                                           CLASS A+
                                                                                                     --------------------
                                                              CLASS B++
                                    --------------------------------------------------------------
                                     YEAR ENDED OCTOBER         YEAR ENDED        APRIL 1, 1993 TO    YEAR ENDED OCTOBER
                                        31, 1995(C)        OCTOBER 31, 1994 (C)   OCTOBER 31, 1993       31, 1995(C)
                                    --------------------   --------------------   ----------------   --------------------
Per Share Operating Performance:
Net asset value, beginning of
 period...........................       $                      $         16.87       $  12.68            $
                                             -----------            -----------   ----------------            -----------
Income from investment operations:
  Net investment income (loss)....                                        (0.10)          0.01
  Net realized and unrealized gain
   (loss) on investments..........                                         1.17           4.18
                                             -----------            -----------   ----------------            -----------
  Net increase (decrease) from
   investment operations..........                                         1.07           4.19
                                             -----------            -----------   ----------------            -----------
Distributions:
  Net investment income...........                                        (0.01)         (0.00)
  Net realized gain on
   investments....................                                        (0.27)         (0.00)
                                             -----------            -----------   ----------------            -----------
    Total distributions...........                                        (0.28)         (0.00)
                                             -----------            -----------   ----------------            -----------
Net asset value, end of period....       $                      $         17.66       $  16.87            $
                                             -----------            -----------   ----------------            -----------
                                             -----------            -----------   ----------------            -----------
Total investment return (d).......                     %                  6.50%          33.0%(a)                       %
Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................       $                      $     1,184,081       $455,335            $
Ratio of net investment income to
 average net assets...............                     %                (0.52)%           0.3%(b)                       %
Ratio of expenses to average net
 assets (e).......................                     %                  2.30%           2.5%(b)                       %
Portfolio turnover rate+++........                     %                    57%            41%                          %


                                                                               JANUARY 27, 1992
                                                                                  (COMMENCE-
                                                                              MENT OF OPERATIONS)
                                         YEAR ENDED           YEAR ENDED              TO
                                    OCTOBER 31, 1994 (C)   OCTOBER 31, 1993    OCTOBER 31, 1992
                                    --------------------   ----------------   -------------------
Per Share Operating Performance:
Net asset value, beginning of
 period...........................       $         16.92      $       11.16        $  11.43
                                             -----------   ----------------      ----------
Income from investment operations:
  Net investment income (loss)....                 (0.01)              0.08            0.14*
  Net realized and unrealized gain
   (loss) on investments..........                  1.17               5.83           (0.41)
                                             -----------   ----------------      ----------
  Net increase (decrease) from
   investment operations..........                  1.16               5.91           (0.27)
                                             -----------   ----------------      ----------
Distributions:
  Net investment income...........                 (0.01)             (0.15)          (0.00)
  Net realized gain on
   investments....................                 (0.27)             (0.00)          (0.00)
                                             -----------   ----------------      ----------
    Total distributions...........                 (0.28)             (0.15)          (0.00)
                                             -----------   ----------------      ----------
Net asset value, end of period....       $         17.80      $       16.92        $  11.16
                                             -----------   ----------------      ----------
                                             -----------   ----------------      ----------
Total investment return (d).......                 7.02%              53.6%          (2.4)%(a)
Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................       $     1,644,402      $   1,223,340        $442,862
Ratio of net investment income to
 average net assets...............               (0.02)%               0.8%            2.1%*(b)
Ratio of expenses to average net
 assets (e).......................                 1.80%               2.0%            2.3%*(b)
Portfolio turnover rate+++........                   57%                41%              4%(b)



------------------


+___All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.


++__Commencing April 1, 1993, the Fund began offering Class B shares.


+++_Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*___Includes reimbursement by LGT Asset Management of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a)_Not annualized.
(b)_Annualized.
(c)_These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)_Total investment return does not include sales charges.

(e)_The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS


                                                                                                    GT GLOBAL INFRASTRUCTURE
                                                     GT GLOBAL FINANCIAL SERVICES FUND                        FUND
                                           ------------------------------------------------------  --------------------------
                                                                                CLASS A                     CLASS B
                                                    CLASS B            --------------------------  --------------------------
                                           --------------------------                MAY 31, 1994                MAY 31, 1994
                                                         MAY 31, 1994                 (COMMENCE-                  (COMMENCE-
                                                          (COMMENCE-                   MENT OF                     MENT OF
                                                           MENT OF         YEAR      OPERATIONS)       YEAR      OPERATIONS)
                                            YEAR ENDED   OPERATIONS)      ENDED           TO          ENDED           TO
                                           OCTOBER 31,    TO OCTOBER   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                               1995        31, 1994        1995          1994          1995          1994
                                           ------------  ------------  ------------  ------------  ------------  ------------
Per Share Operating Performance:
Net asset value, beginning of period.....   $             $    11.43    $             $    11.43    $             $    11.43
                                           ------------  ------------  ------------  ------------  ------------  ------------
  Income from investment operations:
  Net investment income+.................                       0.00                        0.02                       (0.01)
  Net realized and unrealized gain (loss)
   on investments........................                       0.17***                     0.17***                     1.03
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from investment
 operations..............................                       0.17                        0.19                        1.02
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period...........   $             $    11.60    $             $    11.62    $             $    12.45
                                           ------------  ------------  ------------  ------------  ------------  ------------
                                           ------------  ------------  ------------  ------------  ------------  ------------
Total investment return (c)..............            %         1.49%(b)           %        1.66%(b)           %        8.92%(b)
Ratios and supplemental data:
Net assets, end of period
 (in 000's)..............................                 $    2,235                  $    3,175                  $   30,954
Ratio of net investment income to average
 net assets..............................            %         0.16%* (a)           %       0.66%*(a)           %     (0.09)%**(a)
Ratio of expenses to average net assets
 (d).....................................            %         2.90%* (a)           %       2.40%*(a)           %       2.90%**(a)
Portfolio turnover rate (e)..............

                                                                                  GT GLOBAL NATURAL RESOURCES FUND
                                                                       ------------------------------------------------------
                                                    CLASS A                     CLASS B                     CLASS A
                                           --------------------------  --------------------------  --------------------------
                                                         MAY 31, 1994                MAY 31, 1994                MAY 31, 1994
                                                          (COMMENCE-                  (COMMENCE-                  (COMMENCE-
                                                           MENT OF                     MENT OF                     MENT OF
                                               YEAR      OPERATIONS)       YEAR      OPERATIONS)       YEAR      OPERATIONS)
                                              ENDED           TO          ENDED           TO          ENDED           TO
                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                               1995          1994          1995          1994          1995          1994
                                           ------------  ------------  ------------  ------------  ------------  ------------
Per Share Operating Performance:
Net asset value, beginning of period.....   $             $    11.43    $             $    11.43    $             $    11.43
                                           ------------  ------------  ------------  ------------  ------------  ------------
  Income from investment operations:
  Net investment income+.................                       0.01                        0.03                        0.06
  Net realized and unrealized gain (loss)
   on investments........................                       1.03                        0.92                        0.92
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from investment
 operations..............................                       1.04                        0.95                        0.98
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, end of period...........   $             $    12.47    $             $    12.38    $             $    12.41
                                           ------------  ------------  ------------  ------------  ------------  ------------
                                           ------------  ------------  ------------  ------------  ------------  ------------
Total investment return (c)..............            %         9.10%(b)           %        8.31%(b)           %        8.57%(b)
Ratios and supplemental data:
Net assets, end of period
 (in 000's)..............................                 $   23,615                  $   13,404                  $   14,797
Ratio of net investment income to average
 net assets..............................            %         0.41%* a)           %       2.13%* (a)           %       2.63%*(a)
Ratio of expenses to average net assets
 (d).....................................            %         2.40%* a)           %       2.90%* (a)           %       2.40%*(a)
Portfolio turnover rate (e)..............



------------------------


*___The annualized ratios of operating expenses and net investment income to average net assets for Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund before reimbursement by LGT Asset Management for the period ended October 31, 1994 would have been 10.32% and (7.26)%; 3.28% and (0.47)%; and 4.38% and 0.65%, respectively.


**__The annualized ratios of operating expenses and net investment income to average net assets for Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund before reimbursement by LGT Asset Management for the period ended October 31, 1994 would have been 10.82% and (7.76)%; 3.78% and (0.97)%; and 4.88% and 0.15%, respectively.


***_The per share amount does not correspond with the net realized and unrealized gain for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.


+___The net investment income per share before reimbursement by LGT Asset
    Management for both classes of shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund would have been reduced by $0.23, $0.02 and $0.04, respectively.

(a)_Annualized.
(b)_Not annualized.
(c)_Total investment return does not include sales charges.

(d)_The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


(e)_Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing classes of shares issued.


                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of each Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares of each Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.


CLASS B SHARES. Class B shares of each Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in that Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of each Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of a Fund to purchase, investors should consider the foregoing factors as well as the following:


INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees on the Class A shares of a Fund. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time an investment is made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.


Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.


The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund the cumulative expenses an investor would pay over time on a hypothetical investment in Class A and Class B shares of each Fund, assuming an annual return of 5%.



REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be


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made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Funds.


See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation," and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


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                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn invests primarily in equity securities of companies throughout the world that operate in the financial services industry. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund. The Financial Services Portfolio invests in financial services companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Financial Services Fund or the Financial Services Portfolio will achieve its investment objective.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industry, which, in the opinion of LGT Asset Management, stand to benefit from developments in the financial services industry.



In analyzing companies for investment by the Financial Services Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy


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balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.


GLOBAL FINANCIAL SERVICES INDUSTRY INVESTMENT. Examples of financial services companies include those providing financial services to consumers and industry including the following and their foreign equivalents: commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



LGT Asset Management believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in LGT Asset Management's view, as the industry evolves, opportunities will emerge for those companies positioned for the future. Thus, LGT Asset Management expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.


INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund. The Infrastructure Portfolio invests in infrastructure companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Infrastructure Fund or the Infrastructure Portfolio will achieve its investment objective.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in the infrastructure industries.



In analyzing companies for investment by the Infrastructure Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/ or computer systems; and other products and services, which, in LGT Asset Management's judgment, constitute services significant to the development of a country's infrastructure.


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LGT Asset Management believes that a country's infrastructure is one key to the long-term success of that country's economy. LGT Asset Management believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. LGT Asset Management believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



In the developed countries of North America, Europe, Japan and the south Pacific, LGT Asset Management expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in LGT Asset Management's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



LGT Asset Management believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than those of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund. The Natural Resources Portfolio invests in natural resource companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Natural Resources Fund or the Natural Resources Portfolio will achieve its investment objective.



At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in the natural resource industries.



The Natural Resources Portfolio may invest in securities of companies in natural resource industries and commodity groups which, in LGT Asset Management's opinion, may perform well during periods of rising inflation. In analyzing such companies for possible investment by the Natural Resources Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; development of new technologies; efficient service; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in LGT Asset Management's opinion are significant to the ownership and development of natural resources and other basic commodities.



LGT Asset Management will allocate the Natural Resources Portfolio's investments among natural resource companies depending on its assessment of


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their long-term growth potential. In assessing these companies' long-term growth potential, LGT Asset Management will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



LGT Asset Management believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America are generating new demands for industrial materials that are affecting world commodities markets. LGT Asset Management believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



LGT Asset Management believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. LGT Asset Management believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.


CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund. The Consumer Products and Services Portfolio invests in consumer products and services companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Consumer Products and Services Fund or the Consumer Products and Services Portfolio will achieve its investment objective.


At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in such industries.



In analyzing companies for investment by the Consumer Products and Services Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong management; strong and growing market share; pricing flexibility; effective product development and marketing; excellent products and services; superior perceived value; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: (i) durable goods, such as homes, household goods, automobiles, boats, furniture and appliances, and computers; (ii) non-durable goods, such as food and beverages and apparel; (iii) media, entertainment, broadcasting, publishing and sports-related goods and services, such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging; and (iv) goods and services to companies in the foregoing industries such as advertisers, textile companies and distribution and shipping companies.


The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time

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to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, LGT Asset Management believes, often offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



LGT Asset Management also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, the former Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive manufacture of consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In LGT Asset Management's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


HEALTH CARE FUND

The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world. The Health Care Fund invests in health care companies, which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Health Care Fund will achieve its objective.


At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of LGT Asset Management, stand to benefit from developments in the health care industry.



In analyzing companies for investment by the Health Care Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



GLOBAL HEALTH CARE INDUSTRY INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.


The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care, however, is a global industry with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industry are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


LGT Asset Management believes that the global health care industry offers attractive long-term supply/demand dynamics. While the U.S., Western Europe, and Japan presently account for over 90% of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, LGT Asset Management believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly


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account for a growing proportion of worldwide health care spending. Finally, in LGT Asset Management's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.



In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. LGT Asset Management believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.


TELECOMMUNICATIONS FUND

The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The Telecommunications Fund invests in telecommunications companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings on a sustained basis. There is no assurance that the Telecommunications Fund will achieve its objective.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of LGT Asset Management, stand to benefit from developments in the telecommunications industry.



In analyzing companies for investment by the Telecommunications Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL TELECOMMUNICATIONS INDUSTRY INVESTMENT. The telecommunications industry is comprised of a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. LGT Asset Management will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.



For purposes of the Telecommunications Fund's policy of investing at least 65% of its total assets in the securities of telecommunications companies, the companies in which the Fund will invest are those engaged primarily in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.



LGT Asset Management believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic


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and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

GLOBAL INVESTMENTS. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.


For these reasons, LGT Asset Management believes that a portfolio comprised only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. LGT Asset Management uses its financial expertise in markets located throughout the world and the substantial global resources of the GT Group in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, LGT Asset Management seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.



LGT Asset Management allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). LGT Asset Management believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



TEMPORARY DEFENSIVE STRATEGIES. Each Theme Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Theme Portfolio's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of the Funds' shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which each Theme Portfolio may invest include, but are not limited to, U.S. or foreign government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-1 by S&P or P-1 by Moody's or, if not rated, determined by LGT Asset Management to be of comparable quality.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a

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shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.


BORROWING REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. From time to time, it may be advantageous for a Theme Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, a Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares.


A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.
Any Theme Portfolio's borrowings will not exceed 33 1/3% of that Theme Portfolio's total assets, i.e., that Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Theme Portfolio's securities holdings or other factors cause the ratio of the Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow. If a Theme Portfolio's borrowings exceed 5% of its total assets, no additional investments will be made.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. The borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or other liquid, high-grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. The Theme Portfolios will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.



OTHER POLICIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund up to 10% of its total assets, in securities for which no readily available market exists, so-called "Illiquid Securities." LGT Asset Management believes that


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carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, each of the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.


The Financial Services Portfolio, Health Care Fund and Telecommunications Fund each currently will not invest more than 5%, and the Infrastructure Portfolio, the Natural Resources Portfolio and the Consumer Products and Services Portfolio not more than 20%, of its total assets in debt securities rated below investment grade, that is, rated below one of the four highest rating categories by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or deemed to be of equivalent quality in the judgment of LGT Asset Management. See "Risk Factors -- Risks Associated with Debt Securities." Debt securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities may include (i) corporate debt securities and (ii) debt instruments issued by governments whose debt is not rated, and are subject to a greater risk of loss of principal and interest than those of securities rated BBB or above by S&P or Baa or above by Moody's. The Theme Portfolios may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."


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                                  RISK FACTORS

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THEME PORTFOLIOS -- GENERAL


Because of the focus of each Theme Portfolio on its industry or industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industry or industries in which it focuses. No Fund should be considered as a complete investment program.


FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO

The value of Financial Services Fund shares may be susceptible to factors affecting the financial services industry. The financial services industry may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services of this industry. Banks, savings institutions and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, including the amounts and types of loans, and the interest rates and fees they can charge. These companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in this industry. Moreover, neither federal insurance of deposits nor governmental regulation ensures the solvency or profitability of commercial banks or thrifts or their holding companies, or insures against any risk of investment in the securities issued by such institutions.


Similar considerations affect the financial services sector in foreign countries. In particular, government regulation in certain foreign countries may include interest rate controls, credit controls and price controls. Moreover, in some cases foreign governments have taken steps to nationalize the operations of certain companies, such as banks, in the financial services sector.


The laws generally separating commercial and investment banking, as well as laws governing the capitalization and regulation of the industry, currently are being studied by U.S. governmental authorities. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition may result from the broadening of regional and national interstate powers, which has led to a decline in the number of publicly traded regional banks, and from the aggressive expansion of larger, publicly held foreign banks. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.



The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies in particular are subject to government regulation and risk due to securities trading and underwriting activities.



Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition, from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits


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may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability. In addition, significant insurance companies recently have reported liquidity or solvency difficulties, or have experienced credit rating downgrades.

INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO

In the United States and foreign countries, infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of this industry. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.



In addition, many infrastructure companies, including coal, steel, and other types of companies, have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulation may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth.


NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO

In the United States and foreign countries, natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered.


In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation.

Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations

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over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.

CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO

General economic conditions significantly affect consumer products and services companies. The performance of consumer products manufacturers, marketers, retailers and distributors relates closely to the performance of the overall economy, interest rates and consumer confidence. Such performance also depends substantially on disposable household income and consumer spending, both of which are closely tied to the actual or perceived performance of the overall economy. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, consumer products and services in the global marketplace.



Further, competition is keen for many consumer products and services companies. As a result, many consumer products and services companies may be adversely affected and the value of the securities issued by such companies may be subject to increased share price volatility. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. Also, the consumer products and services industries have reacted strongly to technology development and to the threat of government regulation. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities, and it is impossible to predict the direction, type or effect of any future government regulation.


HEALTH CARE FUND

The health care industry generally is subject to substantial government regulation; accordingly, changes in government policies or regulation could have a material effect on the demand for products and services offered by health care companies and therefore could affect the performance of the Health Care Fund. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances. Moreover, although the Health Care Fund's portfolio will consist of securities of a substantial number of issuers, the Health Care Fund's status as a "non-diversified" investment company pursuant to the 1940 Act means that, with respect to 50% of the Health Care Fund's total assets, more than 5% may be invested in the securities of a single issuer. Because the Health Care Fund concentrates in health care companies and is non-diversified, the value of the Health Care Fund's shares may fluctuate more widely, and the Health Care Fund may present greater risks than funds investing in a greater number of industries or issuers.


TELECOMMUNICATIONS FUND

The telecommunications industry may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of this industry. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies represented in the Fund are engaged in fierce competition for market share. In recent years, these have been companies providing goods and services such as private and local area networks and telephone set equipment.



FOREIGN INVESTING. Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.


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With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Each Theme Portfolio may invest in issuers domiciled in "emerging markets," I.E., those countries determined by LGT Asset Management to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing.


For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets.

Since the Theme Portfolios may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Theme Portfolios may hold foreign currencies, the Theme Portfolios will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by each Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Theme Portfolio in that market will be likely to decrease in value.



As discussed above, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."



Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest


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payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.



In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of each of the Theme Portfolios and consider their ability to assume the investment risks involved before making an investment.



OTHER RISK FACTORS. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.



LGT Asset Management believes that a global portfolio of investments in the industries represented by the Theme Portfolios may be less subject to market risk (the risk attendant to investing in a


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particular market) and price fluctuation than a portfolio invested solely in the securities of domestic issuers. Under each of the Theme Portfolios' policies, LGT Asset Management may shift the country allocations of the Theme Portfolios' investments as market conditions in individual countries change. Moreover, the number of different investment opportunities from which the Theme Portfolios may choose is significantly broader than that of a fund with a similar theme investing solely in the securities of U.S. companies.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. For example, when a Theme Portfolio anticipates making a purchase or sale of a security, that Theme Portfolio may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, a Theme Portfolio may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of that Theme Portfolio's portfolio securities denominated in a foreign currency.


Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that LGT Asset Management intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes. Such stock index options serve to hedge against overall fluctuations in the securities markets generally or in a specific market sector rather than anticipated increases or decreases in the value of a particular security.



Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



In addition, each Theme Portfolio may purchase and sell put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter markets.



These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Code limit the extent to which a Theme Portfolio may enter into forward contracts, futures contracts or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Theme Portfolio might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in


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the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Theme Portfolio, the Theme Portfolio would be in a better position if it had not hedged at all. A Theme Portfolio may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. Unless specifically noted, the Portfolios' and the Funds' investment policies described in this Prospectus, and in the Statement of Additional Information, including the policies with respect to investment in its particular sector's securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.

OTHER INFORMATION REGARDING THE PORTFOLIOS. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.

The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If the objective of that Portfolio changes and the shareholders of the corresponding Fund do not approve a parallel change in such Fund's investment objective, that Fund would seek an alternative investment vehicle or directly retain its own investment adviser.

As previously described, investors should be aware that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their

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investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio. LGT Asset Management and GT Global have sponsored traditionally structured funds, and, therefore, have limited experience with funds that invest all their assets in a separate portfolio.



In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.


Investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund should be aware that such Funds' investment in its corresponding Portfolio may be materially affected by the actions of large investors in such Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require such Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by that Portfolio. Should such a distribution occur, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and could affect adversely the liquidity of such Funds.


See "Management" for a description of the investment management fee and other expenses associated with the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. This Prospectus and the Statement of Additional Information contain more detailed information about this organizational structure of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of such Funds and their Portfolios; (ii) the Board of Directors and officers of the Company, the Trustees and officers of the Portfolios, the administrator of such Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) such Funds' shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.


                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Each Fund is authorized to issue three classes of shares. Class A shares of each Fund are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, is offered through a separate prospectus only to certain investors. See "Alternative Purchase Plan."



Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and "Purchasing Class B Shares" below. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUNDS. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.



PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker, at the investor's option subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."



Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.



PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Funds' distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has


                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS

been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Funds' shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:


                   SALES CHARGE AS PERCENTAGE OF        DEALER
AMOUNT OF                                             REALLOWANCE
PURCHASE           ------------------------------    AS PERCENTAGE
AT THE PUBLIC        OFFERING           NET             OF THE
OFFERING PRICE         PRICE        INVESTMENT      OFFERING PRICE
-----------------  -------------  ---------------  -----------------
Less than
  $50,000........          4.75%           4.99%            4.25%
$50,000 but less
  than
  $100,000.......          4.00%           4.17%            3.50%
$100,000 but less
  than
  $250,000.......          3.00%           3.09%            2.75%
$250,000 but
  less than
  $500,000.......          2.00%           2.04%            1.75%
$500,000 or
  more...........          0.00%           0.00%           *


   GT Global*will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and
(vii), described below under "Sales Charge Waivers -- Class A Shares."


The following describes purchases that may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant Keogh-type plan (that is, a self-employed individual retirement plan ("Keogh Plan")). This also includes purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in "(a)" above;


and


                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).
SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which LGT Asset Management serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.



(iii) Registered representatives or full-time employees of broker/dealers which have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.



(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.



(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.



(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.



(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.



(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of a Fund's shares.



(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Funds' shares.



(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of that Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/ dealers or the Transfer Agent.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of a Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund)


                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS

plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealer, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. Purchases of Class A shares of two or more GT Global Mutual Funds (other than the GT Global Dollar Fund) may be combined for this purpose, and the Right of Accumulation also applies to such purchases. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more as described above under "Purchasing Class A Shares," a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased in amounts of at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


The public offering price of the Class B shares of the Funds is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares of the Funds that are redeemed will not be subject to a contingent deferred sales charge

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
to the extent that the value of such shares represents: (1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                             CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF THE LESSER OF
                             NET ASSET VALUE AT REDEMPTION OR
     REDEMPTION DURING          THE ORIGINAL PURCHASE PRICE
---------------------------  ---------------------------------
1st Year Since Purchase....                      5%
2nd Year Since Purchase....                      4%
3rd Year Since Purchase....                      3%
4th Year Since Purchase....                      3%
5th Year Since Purchase....                      2%
6th year Since Purchase....                      1%
Thereafter.................                      0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with a Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (6) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in


                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS

accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Funds. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.



DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The GT Global Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the GT Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the GT Dollar Cost Averaging Program, investors should consult their brokers or GT Global.


                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

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Shares of any Fund may be exchanged for shares of any of the other GT Global Mutual Funds (including the other Funds), based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND WILL RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND


      -- GT GLOBAL EUROPE GROWTH FUND


      -- GT GLOBAL LATIN AMERICA GROWTH FUND*


      -- GT GLOBAL AMERICA GROWTH FUND


      --_GT_GLOBAL AMERICA SMALL CAP
     GROWTH FUND


      --_GT GLOBAL AMERICA VALUE FUND


      -- GT GLOBAL JAPAN GROWTH FUND


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL GOVERNMENT INCOME FUND


      -- GT GLOBAL STRATEGIC INCOME FUND


      -- GT GLOBAL HIGH INCOME FUND


      -- GT GLOBAL DOLLAR FUND

--------------


*   Formerly the G.T. Latin America Growth Fund.


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


An investor interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain broker/dealers may charge a fee for handling exchanges.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Funds' or GT Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.


                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers who sell shares may redeem shares through such broker/dealers; if the shares are held in the broker/dealer's "street name" the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of the Funds, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers who sell shares of the Funds may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the Funds' shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on a Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS

                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS
FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


The Funds may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "Dividends, Other Distributions and Federal Income Taxation -- Taxes" and "How to Redeem Shares;" for more information.



Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701
(Stating Fund name, class of shares, shareholder's registered name and account number)


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of such Funds' investment in its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS
any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:



/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS
the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide certain services required by each Fund. The Portfolios' Board of Trustees has overall responsibility for operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios. A majority of the disinterested members (as defined in the 1940 Act) of the Board of Directors of the Company and the Board of Trustees of the Portfolios have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising concerning the Funds and their corresponding Portfolios up to and including creating a separate Board of Trustees for the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays LGT Asset Management administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays LGT Asset Management a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays LGT Asset Management a fee computed daily and paid monthly based on each such Fund's average


                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Theme Portfolio pays all expenses not assumed by LGT Asset Management, GT Global or other agents. LGT Asset Management and GT Global have undertaken to limit each Theme Portfolio's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of the Fund's Class A and Class B Shares, respectively.


LGT Asset Management also serves as each Theme Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Theme Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.


LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by the LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow. The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:


                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Analyst for LGT Asset Management from
 San Francisco                                                                   1994 to 1995. From 1992 to 1994, Mr.
                                                                                 Ellman was a student at the Harvard
                                                                                 Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).
                                                                                 From 1990 to 1992, Mr. Ellman was
                                                                                 employed by the Federal Reserve Bank
                                                                                 of New York as an international bank
                                                                                 examiner.

                                           GLOBAL INFRASTRUCTURE PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1993. From 1992 to
                                                                                 1993, Mr. Sherry was Senior
                                                                                 Securities Analyst for Franklin
                                                                                 Resources, Inc. (San Mateo, CA). From
                                                                                 1990 to 1992, he was a student at
                                                                                 University of California at Los
                                                                                 Angeles Graduate School of Business
                                                                                 (where he received a Master of
                                                                                 Business Administration.) Prior
                                                                                 thereto, he was an Assistant
                                                                                 Treasurer with Brown Brothers
                                                                                 Harriman (NY).

Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1993. From 1991 to
                                                                                 1993, Mr. Mahoney was an Investment
                                                                                 Analyst for LGT Asset Management.
                                                                                 From 1989 to 1991, he was a student
                                                                                 at Stanford Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration). Prior
                                                                                 thereto, he was a Management
                                                                                 Consultant for Bain & Co., management
                                                                                 consulting (Boston).


                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Charles A. Wall                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Management
 Sydney                                  inception in 1994                       (Australia) Ltd. since 1992. Prior
                                                                                 thereto, Mr. Wall was an economist
                                                                                 for Baring Securities (Sydney).

Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1994. Analyst for
                                                                                 LGT Asset Management from 1992 to
                                                                                 1994. From 1990 to 1992, Mr. Webb was
                                                                                 a student at the University of
                                                                                 Pennsylvania, Wharton School of
                                                                                 Business. During 1989, he was Vice
                                                                                 President, Citicorp Investment Bank
                                                                                 of Los Angeles. Prior thereto, he was
                                                                                 a Bond Trader, Trust Co. of the West
                                                                                 (Los Angeles).

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1994. Analyst for
                                                                                 LGT Asset Management from 1992 to
                                                                                 1994. From 1990 to 1992, Mr. Webb was
                                                                                 a student at the University of
                                                                                 Pennsylvania, Wharton School of
                                                                                 Business. During 1989, he was Vice
                                                                                 President, Citicorp Investment Bank
                                                                                 of Los Angeles. Prior thereto, he was
                                                                                 a Bond Trader, Trust Co. of the West
                                                                                 (Los Angeles).

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Edward R. Gomoll                        Portfolio Manager since Fund inception  Portfolio Manager for LGT Asset
 San Francisco                           in 1989                                 Management.
Michael Yellen                          Research Analyst since 1994             Research analyst for LGT Asset
 San Francisco                                                                   Management since 1994. From 1991 to
                                                                                 1994, Mr. Yellen was a securities
                                                                                 analyst and co-portfolio manager for
                                                                                 Franklin Resources, Inc. (San Mateo,
                                                                                 CA). Prior thereto, Mr. Yellen was a
                                                                                 student at Stanford University, where
                                                                                 he received a Bachelor's Degree in
                                                                                 International Relations.


                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1993. From 1991 to
                                                                                 1993, Mr. Mahoney was an Investment
                                                                                 Analyst for LGT Asset Management.
                                                                                 From 1989 to 1991, he was a student
                                                                                 at Stanford Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration). Prior
                                                                                 thereto, he was a Management
                                                                                 Consultant for Bain & Co., management
                                                                                 consulting (Boston).

David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1993. From 1992 to
                                                                                 1993, Mr. Sherry was Senior
                                                                                 Securities Analyst for Franklin
                                                                                 Resources, Inc. (San Mateo, CA). From
                                                                                 1990 to 1992, he was a student at
                                                                                 University of California at Los
                                                                                 Angeles Graduate School of Business
                                                                                 (where he received a Master of
                                                                                 Business Administration). Prior
                                                                                 thereto, he was an Assistant
                                                                                 Treasurer with Brown Brothers
                                                                                 Harriman (NY).


                               Prospectus Page 48

                             GT GLOBAL THEME FUNDS


In addition, in managing the Theme Portfolios these individuals utilize the research and related work of other members of LGT Asset Management's investment staff.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of the Funds' Class A and Class B shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.



GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of each such Fund's Class A shares, less any amounts paid by that Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.



Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.



GT Global's service and distribution expenses include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 49

                             GT GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by each Fund and contain each Fund's financial statements. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987 and is registered with the SEC as an open-end management investment company. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.
Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund, 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of


                               Prospectus Page 50

                             GT GLOBAL THEME FUNDS
each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.

Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. As is true for many investment companies, a majority of the outstanding voting securities can control the results of certain shareholder votes. Because a Portfolio investors' votes are proportionate to their percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund's redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are called to vote on matters related to its corresponding Portfolio, the Directors of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of its corresponding Fund.


Each investor in a Portfolio, including its corresponding Fund, generally may add to or reduce its investment in that Portfolio on each day the NYSE is open for trading. As of the close of regular trading on the NYSE on each such day, the value of each such investor's beneficial interest in that Portfolio will be determined by multiplying the net asset value of that Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in that Portfolio. Any additions or reductions, which are to be effected as of the close of the regular trading on the NYSE, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in that Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in that Portfolio as of the close of regular trading on the NYSE, on such day plus or minus, as the case may be, the amount of net additions to or reductions from the investor's investment in that Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of that Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in that Portfolio by all investors in that Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in that Portfolio as of the close of regular trading on the NYSE, on the following day the NYSE is open for trading.


Each Fund, except the Health Care Fund, is classified as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of the Fund's total assets: (i) no more than 5% will be invested in the securities of any one issuer, and (ii) each Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. The Health Care Fund is a "non-diversified" investment company under the 1940 Act, which means that, with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.


PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment

                               Prospectus Page 51

                             GT GLOBAL THEME FUNDS
results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.
In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Funds' results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at 50 California Street, 27th Floor, San Francisco, CA 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Portfolios, Health Care Fund and Telecommunications Fund.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 52

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 53

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 54

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 55

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 56

[LGT LOGO]
                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                      ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138


 / / INDIVIDUAL              / / JOINT TENANT             / / GIFT/TRANSFER FOR
 MINOR                            / / TRUST                           / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone


 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."


 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                    GT Global Dollar Fund).

 If a class share box is not checked, your investment will be made in Class A shares.


                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------


 AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.


     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)


     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;


     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the GT Global Mutual Funds, to      may be wired or mailed to a Pre-Designated Account
 honor any telephone, telex or telegraphic             at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by GT Global, Inc.                                    --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by GT Global, Inc. as of April
      30, 1987 and since that date continuously        --------------------------------------------------
      have owned shares of such Funds. Attached is     Names(s) in which Bank Account is Established
      a schedule showing the numbers of each of        A corporation (or partnership) must also submit a
      my/our Shareholder Accounts.                     "Corporate Resolution"
                                                       (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.


 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.


  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.


  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:

 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES


  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000



 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.



 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY


 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LGT LOGO]
           GT  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138



ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.


--------------------------------------------------------------------------------


           GT GLOBAL
           MUTUAL FUNDS                                                               AUTOMATIC INVESTMENT PLAN


[LOGO]

BANK AUTHORIZATION


-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name

X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date


                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.


--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse


In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:


1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                             GT GLOBAL THEME FUNDS

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, LGT ASSET MANAGEMENT MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                   THEPR503245MC

                          [LOGO]GT GLOBAL INCOME FUNDS
                        PROSPECTUS -- FEBRUARY 29, 1996


--------------------------------------------------------------------------------


GT GLOBAL GOVERNMENT INCOME FUND ("Government Income Fund") seeks a high level of current income by investing primarily in high quality U.S. and foreign government securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio.



GT GLOBAL STRATEGIC INCOME FUND ("Strategic Income Fund") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States, (2) developed foreign countries, and (3) emerging markets.



GT GLOBAL HIGH INCOME FUND ("High Income Fund") primarily seeks high current income and secondarily seeks capital appreciation. THE FUND, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS ITS INVESTMENT OBJECTIVES BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL HIGH INCOME PORTFOLIO ("PORTFOLIO") AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY LGT ASSET MANAGEMENT, INC., WITH INVESTMENT OBJECTIVES THAT ARE IDENTICAL TO THOSE OF THE FUND. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "INVESTMENT OBJECTIVES AND POLICIES -- HIGH INCOME FUND."


There can be no assurance that the Funds or the Portfolio will achieve its investment objectives.



The Government Income Fund, the Strategic Income Fund and the High Income Fund (collectively, the "Funds") are mutual funds, organized as non-diversified series of G.T. Investment Funds, Inc. The investment manager and administrator of the Government Income Fund, the Strategic Income Fund and the Portfolio, and the administrator of the High Income Fund, is LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc. LGT Asset Management and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.



The Funds are designed for long-term investors and not as trading vehicles, they do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."



THE STRATEGIC INCOME FUND INVESTS SIGNIFICANTLY AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS PRIMARILY IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."



This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Alternative Purchase Plan.................................................................         10
Investment Objectives and Policies........................................................         11
Risk Factors..............................................................................         22
How To Invest.............................................................................         27
How To Make Exchanges.....................................................................         32
How to Redeem Shares......................................................................         34
Shareholder Account Manual................................................................         37
Calculation of Net Asset Value............................................................         38
Dividends, Other Distributions and Federal Income Taxation................................         38
Management................................................................................         40
Other Information.........................................................................         44
Appendix A -- Description of Debt Ratings.................................................         47


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objectives and
  Principal Investments:

  Government Income Fund:      Primarily  seeks high current income and secondarily seeks capital appreciation and protection of  principal; invests principally  in
                               U.S. and foreign government obligations

  Strategic Income Fund:       Primarily  seeks high current income and secondarily seeks capital appreciation;  allocates  its  assets  among  debt  securities  of issuers  in  three investment  areas: (1)  the United  States, (2)
                               developed foreign countries and (3) emerging markets, and  selects particular  securities  in  each sector  based  on  their relative investment merit

  High Income Fund:            Primarily seeks high current income and secondarily seeks  capital appreciation. The Fund invests all of its investable assets in the
                               High  Income Portfolio, which invests primarily in debt securities in emerging markets

Investment Manager and         LGT Asset  Management,  part  of  Liechtenstein  Global  Trust,  a
  Administrator:               provider  of global asset management  and private banking products and services to individual  and institutional investors  entrusted with approximately $45 billion in total assets
Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of the Class A shares

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of  5% of  the lesser  of the  shares' net  asset value  or original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of the Class B shares

Shares Available Through:      Most brokerage  firms nationwide  or directly  through the  Funds'
                               distributor
Exchange Privileges:           Shares  of one  Fund may be  exchanged without a  sales charge for shares of the corresponding class of other GT Global Mutual Funds, which are open-end management investment companies advised  and/or administered  by  LGT  Asset Management  and  registered  with the
                               Securities and Exchange Commission
Dividends and Other            Dividends paid monthly from net investment income and realized net
  Distributions:               short-term capital gains; other  distributions paid annually  from net capital gain and net gains from foreign currency transactions, if any

Reinvestment:                  Dividends  and  distributions may  be reinvested  automatically in
                               Fund shares  of  the  distributing  class  or  in  shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans)

Net Asset Values:              Class  A and Class  B shares of  Government Income Fund, Strategic
                               Income Fund and High Income Fund are quoted daily in the financial section of most newspapers

Other Features:

  Class A Shares               Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                                                                 Dollar Cost Averaging Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program


                            ------------------------


INVESTMENT MANAGER. LGT Asset Management is the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Portfolio and the administrator for the High Income Fund. LGT Asset Management provides investment management services to other entities with organizational structures similar to that of the Portfolio and to the other GT Global Mutual Funds, as well as other institutional, corporate and individual clients. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, total assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT POLICIES AND OBJECTIVES. The Funds are mutual funds, each of which is organized as a non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Government Income Fund seeks its investment objective by investing primarily in high quality debt obligations allocated among diverse markets and denominated in both U.S. and foreign currencies. Under normal circumstances, the Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. or foreign governments, their agencies, authorities and instrumentalities, and may invest a portion of its assets in high quality debt securities of U.S. and foreign companies. The Fund currently expects to choose its investments principally from the obligations of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia. See "Investment Objectives and Policies."



The Strategic Income Fund seeks its investment objective by investing primarily in debt obligations allocated among diverse international markets and denominated in both U.S. and foreign currencies. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated investment grade or, if not rated, deemed to be of comparable quality in the judgment of LGT Asset Management. No more than 50% of the Fund's total assets may be invested in U.S. and foreign debt and other fixed income securities that are rated lower than investment grade. The Fund allocates its assets among debt securities of issuers in three separate investment areas: (1) the


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

United States, (2) developed foreign countries, and (3) emerging markets. See "Investment Objectives and Policies."



The High Income Fund seeks its objectives by investing all of its investable assets in the Portfolio, which normally invests at least 65% of its total assets in debt securities of issuers in emerging markets. The Portfolio may invest in bonds, notes and debentures of emerging market governments as well as debt securities issued or guaranteed by such governments' agencies or instrumentalities, by the central banks of emerging market countries or by banks or other companies in such countries. See "Investment Objectives and Policies."



INVESTMENT TECHNIQUES AND RISK FACTORS. The value of the debt securities held by each Fund and the Portfolio generally fluctuates inversely with interest rate movements based on: (1) changes in the actual and perceived creditworthiness of the issuers of such securities and (2) based on changes in foreign currency exchange rates.


The Government Income Fund, the Strategic Income Fund and the Portfolio have high portfolio turnover rates. See "Investment Objectives and Policies -- Other Information."


Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Changes in foreign currency exchange rates affect a Fund's net asset value, earnings and gains and losses realized on sales of securities. Some foreign currency values may be volatile and it is possible that a government will intervene in the currency markets or impose controls on currency exchanges. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Government Income Fund's, the Strategic Income Fund's and the Portfolio's participation in the currency, options and futures markets involves certain risks and transaction costs. Because of the special risks associated with investing in emerging markets and with borrowing for investment purposes, an investment in the Strategic Income Fund and the High Income Fund should be considered speculative.


Many of the debt obligations purchased by the Strategic Income Fund and most of the debt obligations purchased by the Portfolio are the equivalent of high yield, high risk bonds. Investment by the Strategic Income Fund and the Portfolio in debt securities rated below investment grade involves a high degree of risk. Such investments are considered speculative by the rating agencies. See "Risk Factors."



There is no assurance that any Fund or the Portfolio will achieve its investment objectives. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.



PURCHASES AND REDEMPTIONS. Shares of the Funds' common stock are available through broker/dealers that have entered into agreements to sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may be acquired directly through GT Global or through exchanges of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/ dealers or the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of each Fund, the annual operating expenses for the Government Income Fund, and the Strategic Income Fund, and the aggregate annual operating expenses for the High Income Fund and the Portfolio are reflected in the following tables:*



                                                                  GOVERNMENT     STRATEGIC INCOME    HIGH INCOME
                                                                 INCOME FUND           FUND              FUND
                                                               ----------------  ----------------  ----------------
                                                               CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                                               -------  -------  -------  -------  -------  -------
SHAREHOLDER TRANSACTION COSTS TRIANGLE :
  Maximum sales charge on purchases (as a % of offering
    price)...................................................   4.75%     None    4.75%     None    4.75%     None
  Sales charges on reinvested distributions to
    shareholders.............................................    None     None     None     None     None     None
  Maximum contingent deferred sales charge...................    None     5.0%     None     5.0%     None     5.0%
  Redemption charges.........................................    None     None     None     None     None     None
  Exchange fees:
    -- On first four exchanges each year.....................    None     None     None     None     None     None
    -- On each additional exchange...........................    $7.50    $7.50    $7.50    $7.50    $7.50    $7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............
  12b-1 distribution and service fees........................    .35%    1.00%     .35%    1.00%     .35%    1.00%
  Other expenses.............................................
                                                               -------  -------  -------  -------  -------  -------
  Total Fund Operating Expenses..............................       %        %        %        %        %        %
                                                               -------  -------  -------  -------  -------  -------
                                                               -------  -------  -------  -------  -------  -------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:


                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Government Income Fund...................................................................
  Class A Shares (1).....................................................................
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................
Strategic Income Fund....................................................................
  Class A Shares (1).....................................................................
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................
High Income Fund.........................................................................
  Class A Shares (1).....................................................................
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................


--------------

(1) Assumes payment of maximum sales charge by an investor.

(2) Assumes payment of the applicable contingent deferred sales charge.


* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Expenses are based on the Funds' fiscal years ended October 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.



 TRIANGLE _Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Government Income Fund, the Strategic Income Fund, and the High Income Fund for the periods shown. For the periods indicated below, the Strategic Income Fund operated under the name GT Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1995 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                             GOVERNMENT INCOME FUND

                                                                              CLASS B+
                                                          -------------------------------------------------
                                                                                                OCTOBER 22,
                                                                YEAR ENDED OCTOBER 31,            1992 TO
                                                          -----------------------------------   OCTOBER 31,
                                                            1995      1994(c)       1993(c)        1992
                                                          --------  -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of year......................             $    11.07    $     9.83     $  9.87
                                                          --------  -----------   -----------   -----------
Income from investment operations:
  Net investment income.................................                   0.59          0.67        0.02
  Net realized and unrealized gain (loss) on
   investments..........................................                  (1.52)         1.34       (0.06)
                                                          --------  -----------   -----------   -----------
  Net increase (decrease) resulting from investment
   operations...........................................                  (0.93)         2.01       (0.04)
                                                          --------  -----------   -----------   -----------
Distributions:
  Net investment income.................................                  (0.59)        (0.67)      (0.00)
  Net realized gain on investments......................                  (0.27)        (0.00)      (0.00)
  In excess of net realized gain on investments.........                  (0.54)        (0.00)      (0.00)
  Return of capital.....................................                  (0.10)        (0.00)      (0.00)
  Sources other than net income.........................                  (0.00)        (0.10)      (0.00)
                                                          --------  -----------   -----------   -----------
    Total distributions.................................                  (1.50)        (0.77)      (0.00)
                                                          --------  -----------   -----------   -----------
Net asset value, end of year............................             $     8.64    $    11.07     $  9.83
                                                          --------  -----------   -----------   -----------
                                                          --------  -----------   -----------   -----------
Total investment return(d)..............................                  (9.39)%        21.1%       (0.4)%(a)
                                                          --------  -----------   -----------   -----------
                                                          --------  -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of year (in 000's)......................             $  262,405    $  182,972     $ 2,624
Ratio of net investment income to average net assets....                   6.22%          6.5%        8.0%(b)
Ratio of expenses to average net assets(e)..............                   1.98%          2.0%        1.9%(b)
Portfolio turnover rate +++.............................                    625%          495%        351%

                                                                                         CLASS A++
                                                          ------------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------------
                                                              1995      1994(c)   1993(c)     1992      1991      1990      1989
                                                          ------------  --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of year......................                $  11.07  $   9.83  $  10.29  $  10.46  $  10.45  $  10.86
                                                          ------------  --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income.................................                    0.65      0.74      0.92      0.99      1.18      1.15
  Net realized and unrealized gain (loss) on
   investments..........................................                   (1.52)     1.34     (0.31)    (0.07)    (0.02)    (0.35)
                                                          ------------  --------  --------  --------  --------  --------  --------
  Net increase (decrease) resulting from investment
   operations...........................................                   (0.87)     2.08      0.61      0.92      1.16      0.80
                                                          ------------  --------  --------  --------  --------  --------  --------
Distributions:
  Net investment income.................................                   (0.65)    (0.74)    (0.83)    (1.00)    (1.15)    (1.20)
  Net realized gain on investments......................                   (0.27)    (0.00)    (0.13)    (0.09)    (0.00)    (0.00)
  In excess of net realized gain on investments.........                   (0.55)    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
  Return of capital.....................................                   (0.10)    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
  Sources other than net income.........................                   (0.00)    (0.10)    (0.11)    (0.00)    (0.00)    (0.01)
                                                          ------------  --------  --------  --------  --------  --------  --------
    Total distributions.................................                   (1.57)    (0.84)    (1.07)    (1.09)    (1.15)    (1.21)
                                                          ------------  --------  --------  --------  --------  --------  --------
Net asset value, end of year............................                $   8.63  $  11.07  $   9.83  $  10.29  $  10.46  $  10.45
                                                          ------------  --------  --------  --------  --------  --------  --------
                                                          ------------  --------  --------  --------  --------  --------  --------
Total investment return(d)..............................                   (8.87)%     21.9%      6.3%      9.4%     11.9%      7.2%
                                                          ------------  --------  --------  --------  --------  --------  --------
                                                          ------------  --------  --------  --------  --------  --------  --------
Ratios and supplemental data:
Net assets, end of year (in 000's)......................                $502,094  $708,301  $623,387  $399,200  $259,726  $122,526
Ratio of net investment income to average net assets....                    6.87%      7.1%      9.0%      9.5%     11.4%     10.7%
Ratio of expenses to average net assets(e)..............                    1.33%      1.4%      1.6%      1.6%      1.8%      1.7%
Portfolio turnover rate +++.............................                     625%      495%      351%      326%      334%      413%


                                                            MARCH 29, 1988
                                                              (COMMENCE-
                                                               MENT OF
                                                            OPERATIONS) TO
                                                           OCTOBER 31, 1988
                                                          ------------------
Per Share Operating Performance:
Net asset value, beginning of year......................       $  11.43
                                                             ----------
Income from investment operations:
  Net investment income.................................           0.49*
  Net realized and unrealized gain (loss) on
   investments..........................................          (0.44)
                                                             ----------
  Net increase (decrease) resulting from investment
   operations...........................................           0.05
                                                             ----------
Distributions:
  Net investment income.................................          (0.49)
  Net realized gain on investments......................          (0.12)
  In excess of net realized gain on investments.........          (0.00)
  Return of capital.....................................          (0.00)
  Sources other than net income.........................          (0.01)
                                                             ----------
    Total distributions.................................          (0.62)
                                                             ----------
Net asset value, end of year............................       $  10.86
                                                             ----------
                                                             ----------
Total investment return(d)..............................            1.1%(a)
                                                             ----------
                                                             ----------
Ratios and supplemental data:
Net assets, end of year (in 000's)......................       $ 57,063
Ratio of net investment income to average net assets....           7.48%(b)*
Ratio of expenses to average net assets(e)..............            1.8%(b)*
Portfolio turnover rate +++.............................            291%(b)

------------------------
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Net of $0.01 per share of Fund operating expenses reimbursed by LGT Asset Management, Inc.
(a)  Not annualized.
(b)  Annualized.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.
(e) The ratio of expenses to average net assets reflect fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                                  CLASS B+
                                                              ------------------------------------------------
                                                                                                   OCTOBER 22,
                                                                    YEAR ENDED OCTOBER 31,           1992 TO
                                                              ----------------------------------   OCTOBER 31,
                                                               1995       1994         1993(c)        1992
                                                              -------  -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of year..........................            $    13.60    $    11.24     $ 11.36
                                                              -------  -----------   -----------   -----------
Income from investment operations:
  Net investment income.....................................                  0.73          0.89        0.01
  Net realized and unrealized gain (loss) on investments....                 (2.14)         2.85       (0.13)
                                                              -------  -----------   -----------   -----------
  Net increase (decrease) from investment operations........                 (1.41)         3.74       (0.12)
                                                              -------  -----------   -----------   -----------
Distributions:
  Net investment income.....................................                 (0.72)        (0.89)      (0.00)
  Net realized gain on
   investments..............................................                 (0.38)        (0.37)      (0.00)
  Sources other than net income.............................                 (0.00)        (0.12)      (0.00)
  Return of capital.........................................                 (0.21)        (0.00)      (0.00)
                                                              -------  -----------   -----------   -----------
    Total distributions.....................................                 (1.31)        (1.38)      (0.00)
                                                              -------  -----------   -----------   -----------
Net asset value, end of period..............................            $    10.88    $    13.60     $ 11.24
                                                              -------  -----------   -----------   -----------
                                                              -------  -----------   -----------   -----------
Total investment return(d)..................................                (11.02)%        36.2%       (1.1)%(a)
                                                              -------  -----------   -----------   -----------
                                                              -------  -----------   -----------   -----------

Ratios and supplemental data:
Net assets, end of year (in 000's)..........................            $  458,550    $  310,431     $   533
Ratio of net investment income to average net assets........                  6.09%          6.5%        N/A(b)
Ratio of expenses to average net assets(f)..................                  2.05%          2.4%        N/A(b)
Ratio of interest expenses to average net assets............                  0.10%           NA          NA
Portfolio turnover rate+++..................................                   583%          310%        418%

                                                                                           CLASS A++
                                                              -------------------------------------------------------------------

                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                1995      1994    1993(c)    1992      1991      1990      1989
                                                              --------  --------  -------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of year..........................            $  13.61  $ 11.25  $  10.91  $  11.20  $  11.17  $  11.25
                                                              --------  --------  -------  --------  --------  --------  --------
Income from investment operations:
  Net investment income.....................................                0.79     0.96      0.86      0.84*     1.04*     0.82*
  Net realized and unrealized gain (loss) on investments....               (2.14)    2.85      0.31     (0.02)    (0.17)    (0.10)
                                                              --------  --------  -------  --------  --------  --------  --------
  Net increase (decrease) from investment operations........               (1.35)    3.81      1.17      0.82      0.87      0.72
                                                              --------  --------  -------  --------  --------  --------  --------
Distributions:
  Net investment income.....................................               (0.79)   (0.96)    (0.83)    (0.60)    (0.84)    (0.80)
  Net realized gain on
   investments..............................................               (0.38)   (0.37)    (0.00)    (0.51)    (0.00)    (0.00)
  Sources other than net income.............................               (0.00)   (0.12)    (0.00)    (0.00)    (0.00)    (0.00)
  Return of capital.........................................               (0.21)   (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
                                                              --------  --------  -------  --------  --------  --------  --------
    Total distributions.....................................               (1.38)   (1.45)    (0.83)    (1.11)    (0.84)    (0.80)
                                                              --------  --------  -------  --------  --------  --------  --------
Net asset value, end of period..............................            $  10.88  $ 13.61  $  11.25  $  10.91  $  11.20  $  11.17
                                                              --------  --------  -------  --------  --------  --------  --------
                                                              --------  --------  -------  --------  --------  --------  --------
Total investment return(d)..................................              (10.44)%    37.0%     11.1%      7.7%      8.3%      6.8%
                                                              --------  --------  -------  --------  --------  --------  --------
                                                              --------  --------  -------  --------  --------  --------  --------
Ratios and supplemental data:
Net assets, end of year (in 000's)..........................            $275,241  $287,870 $ 83,849  $ 55,967  $ 44,545  $ 37,820
Ratio of net investment income to average net assets........                6.74%     7.2%      7.6%      7.2%*      9.6%*      7.7%
*
Ratio of expenses to average net assets(f)..................                1.40%     1.7%      1.8%      1.9%*      1.9%*      1.8%
*
Ratio of interest expenses to average net assets............                0.10%     N/A       N/A       N/A       N/A       N/A
Portfolio turnover rate+++..................................                 583%     310%      418%      630%      501%      385%


                                                              MARCH 29, 1988
                                                                (COMMENCE-
                                                                  MENT OF
                                                              OPERATIONS) TO
                                                                OCTOBER 31,
                                                                   1988
                                                              ---------------
Per Share Operating Performance:
Net asset value, beginning of year..........................    $  11.43
                                                              ---------------
Income from investment operations:
  Net investment income.....................................        0.45*
  Net realized and unrealized gain (loss) on investments....       (0.24)
                                                              ---------------
  Net increase (decrease) from investment operations........        0.21
                                                              ---------------
Distributions:
  Net investment income.....................................       (0.39)
  Net realized gain on
   investments..............................................       (0.00)
  Sources other than net income.............................       (0.00)
  Return of capital.........................................       (0.00)
                                                              ---------------
    Total distributions.....................................       (0.39)
                                                              ---------------
Net asset value, end of period..............................    $  11.25
                                                              ---------------
                                                              ---------------
Total investment return(d)..................................         1.2%(a)
                                                              ---------------
                                                              ---------------
Ratios and supplemental data:
Net assets, end of year (in 000's)..........................    $ 21,830
Ratio of net investment income to average net assets........         7.2%*(e)
Ratio of expenses to average net assets(f)..................         1.7%*(e)
Ratio of interest expenses to average net assets............         N/A
Portfolio turnover rate+++..................................         340%(e)

------------------------
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by LGT Asset Management Management, Inc. of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended Octo-ber 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.
(a)  Not annualized.
(b)  Ratios not meaningful due to short period of operation of Class B shares.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.
(e)  Annualized.
(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.



                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
Year Ended October 31, 1995...  $               $                                     $


                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND

                                                                               CLASS B+
                                                                ---------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------
                                                                   1995        1994 (c)      1993 (c)
                                                                -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of year............................                 $    14.90    $    11.43
                                                                -----------   -----------   -----------
Income from investment operations:
  Net investment income.......................................                       0.86          0.70
  Net realized and unrealized gain (loss) on investments......                      (1.85)         3.90
                                                                -----------   -----------   -----------
  Net increase (decrease) from investment operations..........                      (0.99)         4.60
                                                                -----------   -----------   -----------
Distributions:
  Net investment income.......................................                      (0.86)        (0.70)
  Net realized gain on investments............................                      (0.27)        (0.00)
  In excess of net realized gain on investments...............                      (0.22)        (0.00)
  Sources other than net income...............................                      (0.00)        (0.43)
                                                                -----------   -----------   -----------
    Total distributions.......................................                      (1.35)        (1.13)
                                                                -----------   -----------   -----------
Net asset value, end of year..................................                 $    12.56    $    14.90
                                                                -----------   -----------   -----------
                                                                -----------   -----------   -----------
Total investment return(e)....................................                      (6.99)%        42.6%
                                                                -----------   -----------   -----------
                                                                -----------   -----------   -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..........................                 $  232,423    $  127,035
Ratio of net investment income (loss) to average net assets...                       6.35%          5.8%
Ratio of expenses to average net assets.......................                       2.22%          2.8%
Ratio of interest expense to average net assets(f)............                       0.22%          N/A
Portfolio turnover rate+++....................................

                                                                                        CLASS A++
                                                                ----------------------------------------------------------
                                                                OCTOBER 22, 1992
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)            YEAR ENDED OCTOBER 31,
                                                                 TO OCTOBER 31,    ---------------------------------------
                                                                      1992            1995        1994 (c)      1993 (c)
                                                                ----------------   -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of year............................       $11.43                       $    14.92    $    11.43
                                                                    -------        -----------   -----------   -----------
Income from investment operations:
  Net investment income.......................................         0.00                             0.94          0.78
  Net realized and unrealized gain (loss) on investments......         0.00                            (1.87)         3.92
                                                                    -------        -----------   -----------   -----------
  Net increase (decrease) from investment operations..........         0.00                            (0.93)         4.70
                                                                    -------        -----------   -----------   -----------
Distributions:
  Net investment income.......................................        (0.00)                           (0.94)        (0.78)
  Net realized gain on investments............................        (0.00)                           (0.27)        (0.00)
  In excess of net realized gain on investments...............        (0.00)                           (0.22)        (0.00)
  Sources other than net income...............................        (0.00)                           (0.00)        (0.43)
                                                                    -------        -----------   -----------   -----------
    Total distributions.......................................        (0.00)                           (1.43)        (1.21)
                                                                    -------        -----------   -----------   -----------
Net asset value, end of year..................................       $11.43                       $    12.56    $    14.92
                                                                    -------        -----------   -----------   -----------
                                                                    -------        -----------   -----------   -----------
Total investment return(e)....................................          0.0%(b)                        (6.45)%        43.6%
                                                                    -------        -----------   -----------   -----------
                                                                    -------        -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................       $   53                       $  167,974    $  143,171
Ratio of net investment income (loss) to average net assets...          n/a(d)                          7.00%          6.4%
Ratio of expenses to average net assets.......................          n/a(d)                          1.57%          2.2%
Ratio of interest expense to average net assets(f)............          N/A                             0.22%          N/A
Portfolio turnover rate+++....................................

                                                                OCTOBER 22, 1992
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS)
                                                                 TO OCTOBER 31,
                                                                      1992
                                                                ----------------
Per Share Operating Performance:
Net asset value, beginning of year............................       $11.43
                                                                    -------
Income from investment operations:
  Net investment income.......................................         0.00
  Net realized and unrealized gain (loss) on investments......         0.00
                                                                    -------
  Net increase (decrease) from investment operations..........         0.00
                                                                    -------
Distributions:
  Net investment income.......................................        (0.00)
  Net realized gain on investments............................        (0.00)
  In excess of net realized gain on investments...............        (0.00)
  Sources other than net income...............................        (0.00)
                                                                    -------
    Total distributions.......................................        (0.00)
                                                                    -------
Net asset value, end of year..................................       $11.43
                                                                    -------
                                                                    -------
Total investment return(e)....................................          0.0%(b)
                                                                    -------
                                                                    -------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................       $  207
Ratio of net investment income (loss) to average net assets...          n/a(d)
Ratio of expenses to average net assets.......................          n/a(d)
Ratio of interest expense to average net assets(f)............          N/A
Portfolio turnover rate+++....................................

------------------------
(a)  Annualized.
(b)  Not annualized.
(c) These selected per share data were calculated based upon weighted average shares during the year.
(d)  Ratios not meaningful due to short period of operation.
(e)  Total investment return does not include sales charges.
(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
Year Ended October 31, 1995...  $               $                                     $


                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.



CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.



CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of Class B shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than the Class A shares of that Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on a Fund's Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase in the case of each of the Funds. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.


Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.


The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund, and on an aggregate basis for the High Income Fund and the Portfolio, the cumulative expenses an investor would pay over time on a hypothetical investment in Class A or Class B shares of each Fund, assuming an annual return of 5%.



REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.


                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS


WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in a Fund. Investors eligible for complete initial sales charge waivers may only purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.



See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for the Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of
 .50% charged on the assets in the account; (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of .50% charged on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------
                             INVESTMENT OBJECTIVES
                                  AND POLICIES
--------------------------------------------------------------------------------


GOVERNMENT INCOME FUND

The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure. There is no assurance that the Fund's investment objectives will be achieved.


At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities.



The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P") or, if not rated, determined to be of comparable quality by LGT Asset Management. A description of the Moody's and S&P ratings is included in the Appendix to this Prospectus.



The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by LGT Asset Management to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS


The Fund may invest up to 10% of its total assets in "illiquid securities." The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



The Fund may also invest up to 35% of its total assets in a combination of: (a) foreign government securities that are not high quality but are at least "investment grade," i.e., not rated below the fourth highest ratings category of Moody's or S&P or, if not rated, determined by LGT Asset Management to be of comparable quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (c) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.


LGT Asset Management allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. LGT Asset Management selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.


STRATEGIC INCOME FUND

The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation. There is no assurance that the Fund's investment objectives will be achieved.


The Strategic Income Fund invests in debt securities of issuers in three separate areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade or, if not rated, determined by LGT Asset Management to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest. See "Risk Factors."



The Fund considers "emerging markets" to consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will consider investment in the following emerging markets:



    Algeria             Malaysia
    Argentina           Mauritius
    Bolivia             Mexico
    Botswana            Morocco
    Brazil              Nicaragua
    Chile               Nigeria
    China               Pakistan
    Colombia            Panama
    Costa Rica          Peru
    Cyprus              Philippines
    Czech Republic      Poland
    Ecuador             Portugal
    Egypt               Russia
    Finland             Singapore
    Ghana               Republic of Slovakia
    Greece              South Africa
    Hong Kong           South Korea
    Hungary             Sri Lanka
    India               Swaziland
    Indonesia           Taiwan
    Israel              Thailand
    Ivory Coast         Turkey
    Jamaica             Uruguay
    Jordan              Venezuela
    Kenya               Zimbabwe



As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities"

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                             GT GLOBAL INCOME FUNDS

are those issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. LGT Asset Management may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Because the Fund's investment in debt securities rated below investment grade is limited to 50% of the Fund's total assets, the Fund's investment in emerging market debt securities is therefore limited to 50% of its total assets as well.



The Fund also may consider making carefully selected investments in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. See "Risk Factors" for a more complete description of the risks associated with investment in emerging market and other lower quality debt securities. The Fund also may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participations and Assignments" below. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures, and Forward Currency Transactions."


HIGH INCOME FUND


The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Global High Income Portfolio, which in turn seeks the same objectives as the Fund by investing at least 65% of its total assets in debt securities of issuers in emerging markets. There is no assurance that the Portfolio's or the Fund's investment objectives will be achieved.

The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.


Under normal circumstances, the Portfolio may invest up to 35% of its total assets in a combination of (i) equity securities of issuers in emerging markets included in the list above under the caption "Strategic Income Fund"; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets below, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, LGT Asset Management will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.



The Portfolio considers "emerging markets" to consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Portfolio and the High Income Fund will consider investment in the same emerging markets. These emerging markets are listed above under the caption "Strategic Income Fund."



As used in this Prospectus and Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, or with a principal office in, an emerging market.



The Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets. The Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Portfolio's assets, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


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                             GT GLOBAL INCOME FUNDS


Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on LGT Asset Management's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.



The Portfolio may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participation Assignments" above. The Portfolio may invest up to 15% of its net assets in illiquid securities.



OTHER INFORMATION REGARDING THE PORTFOLIO. The High Income Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.


The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives. If the objectives of the Portfolio change and the shareholders of the High Income Fund do not approve a parallel change in the Fund's investment objectives, the Fund would seek an alternative investment vehicle or directly retain its own investment adviser.


As previously described, investors should be aware that the High Income Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.


Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.

See "Management" for a complete description of the management and other expenses associated with

                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS

the High Income Fund's investment in the Portfolio. This Prospectus and the Statement of Additional Information relating to the High Income Fund and the Portfolio, dated February 29, 1996, contain more detailed information about the High Income Fund and the Portfolio, including information related to (i) the investment policies and restrictions of the Fund and the Portfolio, (ii) the Directors and officers of the Company, the Trustees and officers of the Portfolio, the administrator of the Fund and the investment manager and administrator of the Portfolio, (iii) portfolio transactions and brokerage commissions, (iv) the Fund's shares, including the rights and liabilities of its shareholders, (v) additional performance information, including the method used to calculate yield and total return, (vi) the determination of the value of the shares of the Fund and (vii) the audited financial statements of Assets and Liabilities of the Fund and the Portfolio at October 31, 1995, respectively.


                                GENERAL POLICIES


TEMPORARY DEFENSIVE STRATEGIES. LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives.

In addition, pending investment of proceeds from new sales of Fund or Portfolio shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in high quality foreign or domestic money market instruments.

ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Risk Factors."


LGT Asset Management selectively will allocate the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, LGT Asset Management intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.



LGT Asset Management generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Government Income Fund, the Strategic Income Fund and the Portfolio each may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques. See "Options,


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                             GT GLOBAL INCOME FUNDS
Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and
Collars."


BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market countries. Approximately $___ billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by LGT Asset Management to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement


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                             GT GLOBAL INCOME FUNDS

date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% if its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements. The Strategic Income Fund may enter into reverse repurchase agreements, although it currently does not intend to do so with respect to more than 5% of its total assets.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. From time to time, it may be advantageous for the Government Income Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.


Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when LGT Asset Management believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Strategic Income Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.


The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high grade debt securities


                               Prospectus Page 17

                             GT GLOBAL INCOME FUNDS

having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.



The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.



Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.



SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may to make loans of their respective portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.


SYNTHETIC SECURITY POSITIONS._The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


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                             GT GLOBAL INCOME FUNDS


For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, LGT Asset Management might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



LGT Asset Management might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or LGT Asset Management might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



Further, while these futures and currency contracts remain open, the Funds and the Portfolio will comply with applicable Securities and Exchange Commission guidelines to set aside cash, U.S. government securities or other liquid high grade debt securities in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts.



LGT Asset Management would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while LGT Asset Management believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against currency exchange rate or interest rate changes that are adverse to their present or prospective positions, the Government Income Fund, the Strategic Income Fund and the Portfolio may employ certain risk management practices involving the use of forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities, indices of those securities and currencies. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other derivatives. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. There can be no assurance that a Fund's or the Portfolio's risk management practices will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.


Only a limited market, if any, currently exists for forward currency contracts and options and futures instruments relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, LGT Asset Management may not be able to effectively hedge its investment in such emerging markets.


To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the

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respective Fund's or the Portfolio's portfolio positions. For example, when a Fund or the Portfolio anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, a Fund or the Portfolio may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount up to the value of the portfolio securities held by the Fund or the Portfolio denominated in a foreign currency.

Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that LGT Asset Managementintends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.


Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.
In addition, the Government Income Fund, the Strategic Income Fund and the Portfolio may write and purchase put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("the Code"), have the effect of limiting the extent to which the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Fund or the Portfolio might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Fund or the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or the Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need of a Fund or the Portfolio to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts currency exchange rates or interest rates in utilizing a strategy for a Fund or the Portfolio, it would be in a better position if it had not hedged at all. A Fund or the Portfolio also may conduct its foreign currency exchange transactions on a spot (I.E., cash)


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basis at the spot rate prevailing in the foreign currency exchange market.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.
The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation. The Fund and the Portfolio will establish a segregated account with respect to its investments in this type of commercial paper and will maintain in such account cash, U.S. government securities or liquid, high grade debt securities having a value equal to the aggregate, outstanding principal amount of the commercial paper of this type that is held by the Fund and the Portfolio.



OTHER INFORMATION. For the fiscal years ended October 31, 1995 and 1994, the portfolio turnover rates for the Government Income Fund were ___% and 625%, respectively. For the fiscal years ended October 31, 1995 and 1994, the portfolio turnover rates for the Strategic Income Fund were ___% and 583%, respectively. For the fiscal year ended October 31, 1995 and 1994, the portfolio turnover rates for the High Income Portfolio were ___% and 178%, respectively. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly. In addition, such turnover rates may have certain tax consequences, including increasing taxable gains. See "Management" and "Dividends, Other Distributions, and Federal Income Taxation."



Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the Investment Company Act of 1940, as amended ("1940 Act") and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain


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investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval, provided that any such policies as so amended do not conflict with that Fund's fundamental investment limitations.


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                                  RISK FACTORS

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GENERAL. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk. There is no assurance that any Fund or the Portfolio will achieve its investment objectives.


According to LGT Asset Management, as of December 31, 1995, over   % of the
value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, LGT Asset Management believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.


Nonetheless, foreign investing does entail certain risks. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. The Government Income and Strategic Income Funds' and the Portfolio's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Fund and the Portfolio has registered under the 1940 Act as a "non-diversified" fund; therefore, the Government Income Fund, the Strategic Income Fund, the High Income Fund (through its investment in the Portfolio) and the Portfolio each will be able, with respect to 50% of their total assets, to invest more than 5% of their total assets in obligations of one issuer. Because each Fund and the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios than mutual funds which are required to be more broadly diversified.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio

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normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


RISKS ASSOCIATED WITH INVESTMENT IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.

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Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.


LOAN PARTICIPATIONS & ASSIGNMENTS._The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.



SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.


A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although LGT Asset Management intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.


In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to

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restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


RISKS ASSOCIATED WITH INVESTMENTS IN LOWER QUALITY DEBT SECURITIES. As discussed above, it is expected that under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and substantially all the Portfolio's assets will be so invested. Such investments involve a high degree of risk of any rating.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C and debt rated Ba, B, Caa, Ca or C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds. As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

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The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


As of October 31, 1995, the Strategic Income Fund and the Portfolio had ___% and ___%, respectively, of their total net assets in debt securities that received a rating from Moody's and ___% and ___%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had ___% and ___%, respectively, of their total net assets in cash. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa (including cash and cash items) -- ___%, Aa -- ___%, A -- ___%, Baa -- ___%, Ba -- ___%, B -- ___%, Caa
-- ___%, Ca -- ___%, C -- ___%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa (including cash and cash items) -- ___%, Aa -- ___%, A -- ___%, Baa -- ___%, Ba -- ___%, B -- ___%, Caa
-- ___%, Ca -- ___%, C -- ___%. It should be noted that this information reflects the composition of the Strategic Income Fund and Portfolio's assets as of October 31, 1995 and is not necessarily representative of their assets at any time after that date.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objectives and policies of the Funds and the Portfolio and consider their ability to assume the investment risks involved before making an investment in either of those Funds.


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                                 HOW TO INVEST

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GENERAL. Each of the Funds is authorized to issue three classes of shares. Class A shares of the Funds are sold to investors subject to an initial sales charge, while Class B shares of the Funds are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, is offered through a separate prospectus only to certain investors. See "Alternative Purchase Plan."



Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and "Purchasing Class B Shares" below. The Funds and GT Global reserve the right to reject any purchase order.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.



PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."



Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.



PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS


CERTIFICATES._In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule.



                  SALES CHARGE AS PERCENTAGE OF
AMOUNT OF                                               DEALER
PURCHASE          ------------------------------    REALLOWANCE AS
AT THE PUBLIC       OFFERING           NET         PERCENTAGE OF THE
OFFERING PRICE        PRICE        INVESTMENT       OFFERING PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%              *

------------------
* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased pursuant to a sales charge waiver based on the purchase equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following describes purchases that may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual plans under Code Section 403(b) or single-participant Keogh-type plans. This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.


and


(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which LGT


                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS

Asset Management serves as investment manager and/or administrator; employees or retired employees of the companies comprising of Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.



(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.



(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.



(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.



(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.



(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.


(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.



(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.


(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the current public offering price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUND (OTHER THAN GT GLOBAL DOLLAR
FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen


                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS

months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).



If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS AND SHARES OF ANY GT GLOBAL MUTUAL FUND THAT OFFERS A SINGLE CLASS OF SHARES (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. Purchases of Class A shares of two or more GT Global Mutual Funds (other than the GT Global Dollar
Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more as described above under "Purchasing Class A Shares," a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased in amounts of at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global. The waivers set forth under "Contingent Deferred Sales Charge Waivers" apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed.


                           PURCHASING CLASS B SHARES


The public offering price of the Class B shares of each Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares of a Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no

                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS
charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                 REDEMPTION OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distribution made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of a Fund within 180 days of prior redemption, and (6) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;
(11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under


                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS
Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Reg.Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                             PROGRAMS APPLICABLE TO
                       CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The GT Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the GT Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the GT Dollar Cost Averaging Program, investors should consult their brokers or GT Global.


--------------------------------------------------------------------------------


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------


Shares of each Fund may be exchanged for shares of most of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends,


                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS

Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS FUND


      -- GT GLOBAL HEALTH CARE FUND


      -- GT GLOBAL TELECOMMUNICATIONS FUND


      -- GT GLOBAL FINANCIAL SERVICES FUND


      -- GT GLOBAL INFRASTRUCTURE FUND


      -- GT GLOBAL NATURAL RESOURCES FUND


      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND


      -- GT GLOBAL EUROPE GROWTH FUND


      -- GT GLOBAL LATIN AMERICA GROWTH FUND*


      -- GT GLOBAL AMERICA GROWTH FUND


      -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND


      -- GT GLOBAL AMERICA VALUE FUND


      -- GT GLOBAL JAPAN GROWTH FUND


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL DOLLAR FUND

--------------

*   Formerly G.T. Latin America Growth Fund.


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If a shareholder does not surrender all of his or her shares in an exchange, the remaining balance in the shareholder's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


A shareholder interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders from the shareholder or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.


                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of each Fund may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/ dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of a Fund may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning a Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS

                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS
MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


CHECKWRITING -- GOVERNMENT INCOME FUND -- CLASS A SHARES. Class A shareholders of Government Income Fund may redeem their Government Income Fund shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Government Income Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Government Income Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned. However, such shareholders may obtain photocopies of their cancelled checks upon request. If a shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $300 also will be returned. The Government Income Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection with it.

Because the aggregate amount of Government Income Fund Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all of their Government Income Fund shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "nonsufficient funds" and checks returned because they are written for less than $300. These charges will be paid by redeeming automatically an appropriate number of Government Income Fund Class A shares.

Shareholders of Government Income Fund Class A shares who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold

                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS
Government Income Fund Class A shares in tax-deferred retirement plan accounts.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


The Funds may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK, N.A.
    ABA 121000248

    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

(Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest accrued but not yet received, or, in the case of the High Income Fund, the value of its investment in the Portfolio and other its assets) subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays monthly dividends from its net investment income, if any, which includes accrued interest, and earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each

                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS
Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares.


SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified

                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS
taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. The Portfolio's Board of Trustees has overall responsibility for the operation of the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio. A majority of the disinterested members of the Board of Directors of the Company and the Board of Trustees of the Portfolio have adopted written procedures reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees for the Portfolio.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.



The Government Income Fund and the Strategic Income Fund each pays LGT Asset Management administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to LGT Asset Management. The Portfolio pays such fees, based on the average daily net


                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS

assets of the Portfolio, directly to LGT Asset Management at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds.


LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.


LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:


                             GOVERNMENT INCOME FUND


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Fixed Income Investments for LGT
 San Francisco              1992                       Asset Management since 1992; From 1988 to 1992, Mr. Kreps was the
                                                       Senior Vice President for Global Fixed Income of Putnam Management
                                                       Co. (Boston).
Robert F. Allen            Portfolio Manager since    Portfolio Manager for LGT Asset Management since 1989.
 San Francisco              1989
                                                  STRATEGIC INCOME FUND


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Fixed Income Investments for LGT
 San Francisco              1992                       Asset Management since 1992; From 1988 to 1992, Mr. Kreps was the
                                                       Senior Vice President for Global Fixed Income of Putnam Management
                                                       Co. (Boston).
Simon Nocera               Portfolio Manager since    Portfolio Manager and Economist for LGT Asset Management since
 San Francisco              1992                       1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and
                                                       Director for Global Fixed Income Research at The Putnam Companies;
                                                       Prior thereto, he was a Financial Economist at the International
                                                       Monetary Fund.
Nikos G. Pappayliou        Portfolio Manager since    Trader -- Global Fixed Income Investments for LGT Asset Management
 San Francisco              1994                       from 1993 to 1994. From 1991 to 1992, Mr. Pappayliou was European
                                                       Fixed Income Arbitrageur for Swiss Bank (London). Prior thereto, he was Fixed Income Arbitrageur for Credit Lyonnais (Paris).
                                                  HIGH INCOME PORTFOLIO

                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE PORTFOLIO                                  LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Income Investments for LGT Asset
 San Francisco              Portfolio inception in     Management since 1992; From 1988 to 1992, Mr. Kreps was the Senior
                            1992                       Vice President for Global Fixed Income for Putnam Management Co.
                                                       (Boston).
Simon Nocera               Portfolio Manager since    Portfolio Manager and Economist for LGT Asset Management since
 San Francisco              Portfolio inception in     1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and
                            1992                       Director for Global Fixed Income Research at The Putnam Companies;
                                                       Prior thereto, Mr. Nocera was a Financial Economist at the
                                                       International Monetary Fund.


                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS


DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Class A and Class B shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and reallows a portion of such charges to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.



GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.


Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.


Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.



GT Global's service and distribution expenses under the Plans include: the payment of commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to brokers and dealers and interest on any unreimbursed amounts carried forward thereunder.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 43

                             GT GLOBAL INCOME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. These reports list the securities held by the Fund and include the Fund's financial statements. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. Prior to October 22, 1992, the name of Strategic Income Fund was G.T. Global Bond Fund. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on all matters other than those set forth above, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each

                               Prospectus Page 44

                             GT GLOBAL INCOME FUNDS
class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.

Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. As is true for all investment companies, a majority of the outstanding voting securities can control the results of any shareholder vote. Because Portfolio investors' votes are proportionate to their percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the High Income Fund. Whenever the shareholders of the High Income Fund are called to vote on matters relating to the Portfolio, the Directors of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.


Each investor in the Portfolio, including the High Income Fund, generally may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. As of the close of regular trading on the NYSE on each such day, the value of each such investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of regular trading on the NYSE on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the NYSE on the following day the NYSE is open for trading.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.

In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be

                               Prospectus Page 45

                             GT GLOBAL INCOME FUNDS
provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for Class A and Class B shares of each Fund.


Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart, LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart, LLP also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 46

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.



        A -- Upper-medium-grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its


                               Prospectus Page 47

                             GT GLOBAL INCOME FUNDS

generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.



STANDARD & POOR'S ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.


        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.


        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


        C1 -- Reserved for income bonds on which no interest is being paid.



        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the


                               Prospectus Page 48

                             GT GLOBAL INCOME FUNDS

following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


                               Prospectus Page 49

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 50

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 51

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 52

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

[LGT LOGO]
                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                      ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138


 / / INDIVIDUAL              / / JOINT TENANT             / / GIFT/TRANSFER FOR
 MINOR                            / / TRUST                           / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone


 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."


 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                    GT Global Dollar Fund).

 If a class share box is not checked, your investment will be made in Class A shares.


                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------


 AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.


     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)


     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;


     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the GT Global Mutual Funds, to      may be wired or mailed to a Pre-Designated Account
 honor any telephone, telex or telegraphic             at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by GT Global, Inc.                                    --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by GT Global, Inc. as of April
      30, 1987 and since that date continuously        --------------------------------------------------
      have owned shares of such Funds. Attached is     Names(s) in which Bank Account is Established
      a schedule showing the numbers of each of        A corporation (or partnership) must also submit a
      my/our Shareholder Accounts.                     "Corporate Resolution"
                                                       (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.


 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.


  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.


  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:

 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES


  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000



 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.



 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY


 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LGT LOGO]
           GT  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138



ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.


--------------------------------------------------------------------------------


           GT GLOBAL
           MUTUAL FUNDS                                                               AUTOMATIC INVESTMENT PLAN


[LOGO]

BANK AUTHORIZATION


-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name

X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date


                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.


--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse


In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:


1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                             GT GLOBAL INCOME FUNDS

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                    INCPR50363MC

                      [LOGO]GT GLOBAL GROWTH & INCOME FUND


                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("Fund") is a mutual fund, organized as a non-diversified series of GT Investment Funds, Inc., which seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Fund's investment manager, LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc., and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.



This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information which may be amended or supplemented from time to time, is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling
(800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


An investment in the GT Global Growth & Income Fund offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds


/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Alternative Purchase Plan.................................................................          7
Investment Objective and Policies.........................................................          8
How To Invest.............................................................................         13
How To Make Exchanges.....................................................................         19
How To Redeem Shares......................................................................         20
Shareholder Account Manual................................................................         22
Calculation of Net Asset Value............................................................         23
Dividends, Other Distributions and Federal Income Taxation................................         23
Management................................................................................         25
Other Information.........................................................................         28


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


Investment Objective:                             The Fund seeks long-term capital appreciation together with current income
Principal Investments:         Invests  principally  in  blue-chip  equity  securities  and  high quality government bonds of issuers  located in the United  States and throughout the world
Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services to individual  and institutional investors entrusted with approximately $45 billion in total assets
Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure
  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution  fees at  the  annualized rate  of 0.35%  of  the average daily net assets of the Class A shares
  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at the annualized rate  of 1.00% of the average daily net assets of the Class B shares
Shares Available Through:      Most brokerage  firms nationwide  or directly  through the  Fund's distributor
Exchange Privileges:           Shares  of a class  of the Fund  may be exchanged  without a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual  Funds, which are  open-end management investment companies advised and/or administered by LGT Asset Management and registered with the Securities and Exchange Commission
Dividends and Other            Dividends paid quarterly from  net investment income and  realized
  Distributions:               net  short-term capital  gains; other  distributions paid annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any
Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)
Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans)
Net Asset Value:               Class  A  and Class  B shares  are quoted  daily in  the financial section of most newspapers
Other Features:
  Class A Shares:              Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                                                                 Dollar Cost Averaging Program
  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comrising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks its objective of long-term capital appreciation combined with current income by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets. The Fund currently expects to choose its investments principally from issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. See "Investment Objective and Policies." Consistent with the Fund's investment objective, LGT Asset Management employs a conservative investment style in managing the Fund's assets, in order to attempt to limit volatility and risk to capital.



The Fund seeks its investment objective by normally investing at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The remainder of the Fund's assets may be invested in other equity securities and investment grade government and corporate debt securities which LGT Asset Management believes will assist the Fund in achieving its objective. The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon LGT Asset Management's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to economic and market changes, the Fund is authorized to invest up to 100% of its assets in either equity or debt securities.



INVESTMENT TECHNIQUES AND RISK FACTORS. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. The Fund's participation in the currency, options and futures markets involves certain risks and transaction costs.



Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.



There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities.



PURCHASES AND REDEMPTIONS._Shares of the Fund's common stock are available through broker/dealers that have entered into agreements to sell shares with the Fund's distributor, GT Global, Inc. ("GT Global"), or through exchanges for shares of the other GT Global Mutual Funds. Shares also may be acquired directly through the Fund's distributor. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or the transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables+*:


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS: TRIANGLE
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charge...........................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange Fees:
    -- On first four exchanges each year.............................................................        None         None
    -- On each additional exchange...................................................................        $7.50       $7.50
ANNUAL FUND OPERATING EXPENSES: TRIANGLE
  (AS A % OF AVERAGE NET ASSETS)
  Investment management
    and administration fees..........................................................................
  12b-1 distribution and service fees................................................................        .35%        1.00%
  Other expenses.....................................................................................
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................
Class B Shares:..........................................................................
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (1).......................................................................
Class B Shares:..........................................................................
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................

------------------
(1)  Assumes payment of maximum sales charge by the investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Fund offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor Class shares are estimated to approximate 1.32%.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ended October 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other expenses. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.
 TRIANGLE Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional


Information. The financial statements and notes, for the fiscal year ended October 31, 1995, and each of the preceding five reporting periods have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                                                                        CLASS B++
                                                         ---------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------
                                                            1995          1994         1993(A)
                                                         -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period...................                 $   6.29      $   5.28
                                                         -----------   -----------   -----------
Income from investment operations:.....................
Net investment income..................................                     0.18          0.20
Net realized and unrealized gain (loss) on
 investments...........................................                    (0.03)         1.05
                                                         -----------   -----------   -----------
Net increase (decrease) from investment operations.....                     0.15          1.25
                                                         -----------   -----------   -----------
Distributions:
  Net investment income................................                    (0.17)        (0.20)
  Net realized gain on investments.....................                    (0.06)        (0.00)
  Sources other than net income........................                    (0.00)        (0.04)
                                                         -----------   -----------   -----------
    Total distributions................................                    (0.23)        (0.24)
                                                         -----------   -----------   -----------
Net asset value, end of period.........................                 $   6.21      $   6.29
                                                         -----------   -----------   -----------
                                                         -----------   -----------   -----------
Total investment return (e)............................                     2.48%         24.3%
                                                         -----------   -----------   -----------
                                                         -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)...................                 $359,242      $150,768
Ratio of net investment income to average net assets...                     2.65%          2.6%
Ratio of expenses to average net assets (f)............                     2.32%          2.5%
Portfolio turnover rate+++.............................                      117%           24%

                                                                                   CLASS A+
                                                         -------------------------------------------------------------
                                                         OCTOBER 22,
                                                           1992 TO                 YEAR ENDED OCTOBER 31,
                                                         OCTOBER 31,   -----------------------------------------------
                                                           1992(A)       1995      1994      1993(A)         1992
                                                         -----------   --------  --------  -----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period...................    $ 5.29                $   6.29  $      5.28   $        5.25
                                                         -----------   --------  --------  -----------   -------------
Income from investment operations:.....................
Net investment income..................................      0.01                    0.22         0.24*           0.21*
Net realized and unrealized gain (loss) on
 investments...........................................     (0.02)                  (0.03)        1.05            0.10
                                                         -----------   --------  --------  -----------   -------------
Net increase (decrease) from investment operations.....     (0.01)                   0.19         1.29            0.31
                                                         -----------   --------  --------  -----------   -------------
Distributions:
  Net investment income................................     (0.00)                  (0.21)       (0.24)          (0.14)
  Net realized gain on investments.....................     (0.00)                  (0.06)       (0.00)          (0.14)
  Sources other than net income........................     (0.00)                  (0.00)       (0.04)          (0.00)
                                                         -----------   --------  --------  -----------   -------------
    Total distributions................................     (0.00)                  (0.27)       (0.28)          (0.28)
                                                         -----------   --------  --------  -----------   -------------
Net asset value, end of period.........................    $ 5.28                $   6.21  $      6.29   $        5.28
                                                         -----------   --------  --------  -----------   -------------
                                                         -----------   --------  --------  -----------   -------------
Total investment return (e)............................      (0.2)%(b)               3.14%        25.1%            5.9%
                                                         -----------   --------  --------  -----------   -------------
                                                         -----------   --------  --------  -----------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)...................    $  280                $317,847  $   251,428   $      27,754
Ratio of net investment income to average net assets...       N/A(d)                 3.30%         3.3%*           4.1%*
Ratio of expenses to average net assets (f)............       N/A(d)                 1.67%         1.8%*           1.9%*
Portfolio turnover rate+++.............................        53%                    117%         %24             %53


                                                                          SEPTEMBER 25, 1990
                                                                           (COMMENCEMENT OF
                                                                            OPERATIONS) TO
                                                             1991          OCTOBER 31, 1990
                                                         -------------   ---------------------
Per Share Operating Performance:
Net asset value, beginning of period...................  $        4.77         $    4.76
                                                         -------------           -------
Income from investment operations:.....................
Net investment income..................................           0.27*             0.01*
Net realized and unrealized gain (loss) on
 investments...........................................           0.47              0.00
                                                         -------------           -------
Net increase (decrease) from investment operations.....           0.74              0.01
                                                         -------------           -------
Distributions:
  Net investment income................................          (0.26)            (0.00)
  Net realized gain on investments.....................          (0.00)            (0.00)
  Sources other than net income........................          (0.00)            (0.00)
                                                         -------------           -------
    Total distributions................................          (0.26)            (0.00)
                                                         -------------           -------
Net asset value, end of period.........................  $        5.25         $    4.77
                                                         -------------           -------
                                                         -------------           -------
Total investment return (e)............................           15.7%              0.2%(b)
                                                         -------------           -------
                                                         -------------           -------
Ratios and supplemental data:
Net assets, end of period (in 000's)...................  $      71,376         $   9,486
Ratio of net investment income to average net assets...            5.0%*             2.9%*(c)
Ratio of expenses to average net assets (f)............            1.9%*             0.6%*(c)
Portfolio turnover rate+++.............................            %46              none

--------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND


                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.



CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.



CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of the Fund will cause that class to have a higher expense ratio and to pay lower per share dividends than Class A shares of the Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on the Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in the Fund over the long-term but do not qualify for a reduced initial sales charge, might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.



Finally, because Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and the annual service and distribution fees applicable to the Class A shares.



The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for the Fund the cumulative expenses an investor would pay over time on a hypothetical investment in Class A and Class B shares of the Fund, assuming an annual return of 5%.



REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced initial sales charge. Purchases of $500,000 or more must be for Class A shares. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND



WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of the Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in the Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.



See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends, Other Distributions and Federal Income Taxation," and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. See "Investment Objective and Policies -- Risk Factors." There is no assurance that the Fund's investment objective will be achieved.



Consistent with the Fund's investment objective, LGT Asset Management employs a conservative investment style in managing the Fund's assets. In so doing LGT Asset Management attempts to limit volatility and risk to capital.



At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investor Services, Inc. ("Moody's") or by Standard and Poor's ("S&P") or, if not rated, are deemed to be of equivalent quality in the judgment of LGT Asset Management.



Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which LGT Asset Management believes will assist the Fund in achieving its objective. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of LGT Asset Management.



The equity securities in which the Fund may invest include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. Such government securities also


                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND

may include debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.


The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. LGT Asset Management allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon LGT Asset Management's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



LGT Asset Management attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In evaluating possible equity investments, LGT Asset Management attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that LGT Asset Management believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. LGT Asset Management seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



In evaluating debt securities considered for the Fund, LGT Asset Management analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. LGT Asset Management may increase the average maturity of the portion of the Fund's portfolio invested in debt obligations when it expects interest rates to decline, and may decrease such maturity when it expects interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio.



Should the rating of any debt security be revised while such security is owned by the Fund, LGT Asset Management will evaluate what action, if any, is appropriate with respect to such security. A description of the Moody's and S&P ratings is included in the "Appendix" to the Statement of Additional Information.



LGT Asset Management generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Fund may seek to protect itself against such negative currency movements through the use of hedging techniques. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives". See "Options, Futures and Forward Currency Transactions."


OTHER POLICIES. The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists, and up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


TEMPORARY DEFENSIVE STRATEGIES. The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND


the interest of preserving shareholders' capital, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign government or corporate issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which the Fund may invest include, but are not limited to, U.S. or foreign government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements relating to any of the foregoing.



BORROWINGS AND SECURITIES LENDING. From time to time, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for leverage purposes nor will the Fund purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. See "Investment Objective and Policies" in the Statement of Additional Information.



The Fund is authorized to make loans of its portfolio securities to broker/dealers or to other institutional investors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Fund will limit its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



RISK FACTORS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Further, investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.


The Fund normally will invest in a substantial number of issuers; however, the Fund has registered under the 1940 Act as a "non-diversified" mutual fund so that it will be able to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of a single issuer. Since, as a "non-diversified" fund, the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater investment and credit risk with respect to its portfolio than a fund which is diversified.


According to LGT Asset Management, as of December 31, 1995, over   % of the
total equity market capitalization worldwide was represented by non-U.S. equity
securities, and as of December 31, 1995, more than   % of the value of all
outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, LGT Asset Management believes that the Fund's policy of investing in equity and debt securities of issuers throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.


                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND



FOREIGN INVESTING. Foreign investing does entail certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. LGT Asset Management will rely on its worldwide financial and investment expertise to attempt to limit these risks.



Since the Fund may invest substantially in securities denominated in foreign currencies, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities; this strategy will be employed only when, in the opinion of LGT Asset Management, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

In seeking to protect against currency exchange rate or interest rate changes that are adverse to its present or prospective positions, the Fund may employ certain risk management practices involving the use of forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that the Fund's risk management policies will succeed. These techniques are described below and are detailed further in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Fund anticipates making a purchase or sale of a security, the Fund may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of the Fund's portfolio securities denominated in a foreign currency.


The Fund also may purchase and sell put and call options on currencies to hedge against movements in exchange rates. Premiums paid for currency options held by the Fund may not exceed 5% of the Fund's total assets. The Fund may also purchase and sell currency futures contracts and options on such futures contracts to hedge the Fund's portfolio against movements in foreign currency exchange rates.


In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that LGT Asset


                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND


Management intends to include in the Fund's portfolio. The Fund also may write call and put options and buy put and call options on stock indices. Such stock index options serve to hedge against overall fluctuations in the securities markets or in a specific market sector, rather than anticipated increases or decreases in the value of a particular security.



Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


In addition, the Fund may write and purchase put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which the Fund may enter into forward contracts, futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although the Fund might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for the Fund, the Fund would be in a better position if it had not hedged at all. The Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.



OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.


                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND


                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. The Fund is authorized to issue three classes of shares. Class A shares are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Fund, the Advisor Class, is offered through a separate prospectus only to certain investors. See "Alternative Purchase Plan."



Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and "Purchasing Class B Shares" below. The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.



PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."



Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.



PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.



Investors also may purchase shares of the Fund through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service


                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND

fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


The Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:



                         SALES CHARGE AS PERCENTAGE OF         DEALER
                                                           REALLOWANCE AS
AMOUNT OF PURCHASE       ------------------------------     PERCENTAGE OF
AT THE PUBLIC              OFFERING           NET           THE OFFERING
OFFERING PRICE               PRICE        INVESTMENT            PRICE
-----------------------  -------------  ---------------  -------------------
Less than
  $50,000..............          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000.............          4.00%           4.17%              3.50%
$100,000 but less than
  $250,000.............          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000.............          2.00%           2.04%              1.75%
$500,000 or more.......          0.00%           0.00%            *

--------------------
* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a roll-ing twelve month period from the date of the transaction.



All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amounts equalling at least $500,000 will be subject to a contingent deferred sales charge, for the first year after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant Keogh-type plans (that is, a self-employed individual retirement plan ("Keogh Plan")). This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.


and


(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.


                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND



(ii) Current or retired Trustees, Directors and officers of the investment companies for which LGT Asset Management serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.



(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.



(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.



(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.



(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.



(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.



(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.



(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.



(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Fund may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the current public offering price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR
FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate


                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND


amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. Purchases of Class A shares of two or more GT Global Mutual Funds (other than the GT Global Dollar
Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more as described above under "Purchasing Class A shares," a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased in amounts of at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


The public offering price of the Class B shares of the Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares of the Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                                          CONTINGENT DEFERRED SALES
                                        CHARGE AS A PERCENTAGE OF THE
                                        LESSER OF NET ASSET VALUE AT
                                                 REDEMPTION
                                               OR THE ORIGINAL
          REDEMPTION DURING                    PURCHASE PRICE
--------------------------------------  -----------------------------
1st Year Since Purchase...............                    5%
2nd Year Since Purchase...............                    4%
3rd Year Since Purchase...............                    3%
4th Year Since Purchase...............                    3%
5th Year Since Purchase...............                    2%
6th year Since Purchase...............                    1%
Thereafter............................                    0%

                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND


In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; and (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares;
(8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs,


                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND


Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.



DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month; accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The GT Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the GT Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the GT Dollar Cost Averaging Program, investors should consult their brokers or GT Global.


                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND


                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of the Fund may be exchanged for shares of any of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:



      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL AMERICA GROWTH FUND
      --_GT_ GLOBAL AMERICA SMALL CAP
         GROWTH FUND


      --_GT_GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND

--------------

*   Formerly G.T. Latin America Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


A shareholder interested in making an exchange should write or call his or her broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.


                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND


                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers which sell shares may redeem shares through such broker/dealers; if the shares are held in the broker/dealer's "street name" the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKERS/DEALERS. Shareholders with accounts at broker/dealers which sell shares of the Fund may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may

                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND

not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or post effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest"; "How to Make Exchanges;" "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.



The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701
(Stating Fund name, class of shares, shareholder's registered name and account number)


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.



Equity securities are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of the Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the lower expenses borne by the Advisor Class shares.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND

other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:



/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to for such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a

                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND

proper taxpayer identification number is on file with the Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and


                               Prospectus Page 25

                         GT GLOBAL GROWTH & INCOME FUND


private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow. The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                              GROWTH & INCOME FUND


                                               RESPONSIBILITIES FOR                      BUSINESS EXPERIENCE
NAME/OFFICE                                          THE FUND                              LAST FIVE YEARS
-----------------------------------  ----------------------------------------  ----------------------------------------
Nicholas S. Train                    Portfolio Manager (asset allocation and   Portfolio Manager for LGT Asset
 London                               non-U.S. security selection) since 1991   Management since 1991; prior thereto,
                                                                                Portfolio Manager for LGT Asset
                                                                                Management PLC (London)
Paul Griffiths                       Portfolio Manager since 1995              Portfolio Manager for LGT Asset
 London                                                                         Management PLC (London) and LGT Asset
                                                                                Management since 1994; from 1993 to
                                                                                1994, Global Bond Fund Manager, Lazard
                                                                                Investors; from 1991 to 1993, Global
                                                                                Bond Fund Manager; Sanwa International
                                                                                PLC; from 1989 to 1991, Account
                                                                                Officer, Royal Bank of Canada



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of the Fund's Class A and Class B shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and reallows a portion of such charges to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. GT Global also collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.



GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.


                               Prospectus Page 26

                         GT GLOBAL GROWTH & INCOME FUND



Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.



Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.



GT Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 27

                         GT GLOBAL GROWTH & INCOME FUND


                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, such as an additional investment, a redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and financial statements relating to the Fund. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was GT Global Income Series, Inc. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at

                               Prospectus Page 28

                         GT GLOBAL GROWTH & INCOME FUND

50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 29

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

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                               Prospectus Page 30

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

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                               Prospectus Page 31

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

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                               Prospectus Page 32

[LGT LOGO]
                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                      ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138


 / / INDIVIDUAL              / / JOINT TENANT             / / GIFT/TRANSFER FOR
 MINOR                            / / TRUST                           / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone


 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."


 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                    GT Global Dollar Fund).

 If a class share box is not checked, your investment will be made in Class A shares.


                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------


 AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.


     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)


     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;


     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the GT Global Mutual Funds, to      may be wired or mailed to a Pre-Designated Account
 honor any telephone, telex or telegraphic             at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by GT Global, Inc.                                    --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by GT Global, Inc. as of April
      30, 1987 and since that date continuously        --------------------------------------------------
      have owned shares of such Funds. Attached is     Names(s) in which Bank Account is Established
      a schedule showing the numbers of each of        A corporation (or partnership) must also submit a
      my/our Shareholder Accounts.                     "Corporate Resolution"
                                                       (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.


 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.


  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.


  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:

 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES


  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000



 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.



 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY


 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LGT LOGO]
           GT  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138



ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.


--------------------------------------------------------------------------------


           GT GLOBAL
           MUTUAL FUNDS                                                               AUTOMATIC INVESTMENT PLAN


[LOGO]

BANK AUTHORIZATION


-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name

X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date


                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.


--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse


In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:


1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                         GT GLOBAL GROWTH & INCOME FUND


                                     [LOGO]


                            GT GLOBAL GROUP OF FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                    GROPR50333MC

                   [LOGO]GT GLOBAL LATIN AMERICA GROWTH FUND
                        GT GLOBAL EMERGING MARKETS FUND


                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------


GT Global Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets. GT Global Latin America Growth Fund ("Latin America Growth Fund") seeks capital appreciation by investing primarily in the securities of a broad range of Latin American issuers, including common stock and other equity securities, as well as debt securities.



The Emerging Markets Fund and Latin America Growth Fund (collectively, "Funds") are mutual funds each managed by LGT Asset Management, Inc. ("LGT Asset Management"). LGT Asset Management, formerly G.T. Capital Management, Inc., and its worldwide affiliates, are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a global provider of asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. LGT Asset Management attempts to identify countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates, and to identify companies within such countries and industries that are best positioned to benefit from these factors. There can be no assurance that the Funds will achieve their investment objectives.


The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in either Fund.

THE FUNDS ARE INVESTMENT COMPANIES DESIGNED FOR LONG TERM INVESTORS AND NOT AS TRADING VEHICLES. THE FUNDS DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR ARE THE FUNDS SUITABLE FOR ALL INVESTORS. AN INVESTMENT IN EITHER FUND SHOULD BE CONSIDERED SPECULATIVE AND SUBJECT TO SPECIAL RISK FACTORS, RELATED PRIMARILY TO THE FUNDS' INVESTMENTS IN EMERGING MARKETS AND LATIN AMERICA, RESPECTIVELY, WHICH FACTORS SHOULD BE REVIEWED CAREFULLY BY POTENTIAL INVESTORS.


PROSPECTIVE WISCONSIN INVESTORS SHOULD NOTE THAT THE EMERGING MARKETS FUND MAY
(I) INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES AND (II) MAKE SHORT SALES OF SECURITIES. THESE INVESTMENT ACTIVITIES MAY BE CONSIDERED SPECULATIVE AND MAY INVOLVE GREATER RISK AND MAY INCREASE THE EMERGING MARKETS FUND'S EXPENSES.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated February 29, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

An investment in one or both of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at no Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds


/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          9
Alternative Purchase Plan.................................................................         10
Investment Objectives and Policies........................................................         11
Risk Factors..............................................................................         20
How to Invest.............................................................................         25
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         37
Other Information.........................................................................         40


                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


Investment Objectives:         Emerging   Markets   Fund  seeks   long-term  growth   of  capital
                               Latin America Growth Fund seeks capital appreciation
Principal Investments:         Emerging Markets Fund normally invests  at least 65% of its  total assets  in  equity  securities of  companies  in  emerging markets
                               Latin America Growth  Fund normally  invests at least  65% of  its total  assets  in  equity  and  debt  securities  issued  by Latin
                               American companies and governments
Investment Manager:            LGT Asset Management,  part of the  Liechtenstein Global Trust,  a global  provider of asset management  and private banking products and services to individual  and institutional investors  entrusted with approximately $45 billion in total assets
Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure
  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of the Class A shares of Emerging Markets
                               Fund and Latin America Growth Fund
  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of the Class B shares of each Fund
Shares Available Through:      Most brokerage firms  nationwide, or directly  through the  Funds'
                               distributor
Exchange Privileges:           Shares  of a class of either Fund may be exchanged without a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual  Funds, which are  open-end management investment companies advised and/or administered by LGT Asset Management and registered with the Securities and Exchange Commission
Dividends and Other Distribu-
  tions:                       Dividends paid annually from  available net investment income  and realized  net short-term  capital gains;  other distributions paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Fund  shares of  the distributing  class or  in shares  of the corresponding class  of other  GT Global  Mutual Funds  without  a sales charge.
First Purchase:                $500  minimum ($100 for IRAs and reduced amounts for certain other retirement plans)
Subsequent Purchases:          $100 minimum (reduced amounts  for individual retirement  accounts
                               ("IRAs") and certain other retirement plans)
Net Asset Values:              Class  A and Class B  shares of each Fund  are quoted daily in the financial section of most newspapers
Other Features:
  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                               Reinstatement Privilege
  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Dollar Cost Averaging Program     Systematic Withdrawal Plan


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of the Liechtenstein Global Trust, a global provider of asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising the Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."


INVESTMENT OBJECTIVES AND POLICIES. The GT Global Emerging Markets Fund is a diversified mutual fund and the GT Global Latin America Growth Fund is a non-diversified mutual fund, both organized as series of GT Investment Funds, Inc. ("Company"), a registered open-end investment management company. Each Fund is hereinafter referred to individually as a "Fund" and together as the "Funds."


The Emerging Markets Fund seeks long-term growth of capital. It normally invests at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund considers emerging markets to include all the world's countries except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.


The Emerging Markets Fund may invest up to 35% of its total assets in a combination of: (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not specifically listed in this Prospectus where investing may become feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade, and additionally may invest up to 15% of its net assets in illiquid securities.



See "Investment Objectives and Policies" in the body of the Prospectus for a more complete discussion of the Emerging Markets Fund's investment policies.



The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in securities of a broad range of Latin American issuers. However, the Latin America Growth Fund reserves the right to be primarily invested in securities of U.S. issuers for temporary defensive purposes or pending investment of the proceeds of new sales of Fund shares. Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. The portion of the Latin America Growth Fund's assets not invested in equity securities may be invested in corporate and government debt securities and in money market securities (as defined herein).



Although investment opportunities in certain Latin American countries currently may be limited, LGT Asset Management believes that the potential for investment opportunities and capital appreciation in such countries is likely to be substantial. Though the Latin America Growth Fund may invest throughout Latin America, the Latin America Growth Fund intends to focus its investments in Mexico, Chile, Brazil and Argentina, which have the most developed capital markets in Latin America. From time to time, a significant portion of the Latin America Growth Fund's assets may be invested in any one of them.



The Latin America Growth Fund normally may invest up to 50% of its total assets in debt obligations issued or guaranteed by Latin American governments or governmental entities. External debt obligations are those in which a foreign entity or individual extends credit to a Latin American borrower. In addition, the Latin America Growth Fund may hold and trade certain debt securities issued by Latin American governments ("Sovereign Debt"), including those that are or may become eligible for conversion into investments in


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Latin American enterprises under debt conversion programs sponsored by various Latin American countries, or may convert such debt into equity or other investments under debt conversion programs. See "Investment Objectives and Policies" and "Risk Factors."



INVESTMENT TECHNIQUES AND RISK FACTORS._The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions, expressed in U.S. dollars. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Changes in foreign currency exchange rates affect the Emerging Markets Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. There is no assurance that the Emerging Markets Fund will achieve its investment objective. See "Risk Factors."



The Latin America Growth Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and in the rate of exchange between the currencies in which its positions are traded and the U.S. dollar. Because of the Latin America Growth Fund's policy of investing primarily in securities of foreign issuers, and specifically of Latin American issuers, an investment in the Latin America Growth Fund requires consideration of certain factors that are not typically associated with investing in securities of most U.S. issuers. Risk factors associated with investment in the Latin America Growth Fund include: (1) political and economic risks; (2) religious and ethnic instability; (3) custodial, pricing and settlement issues; (4) non-uniform accounting, auditing and corporate disclosure standards and governmental regulation which may lead to less publicly available and less reliable information concerning Latin American issuers than is typically the case with respect to U.S. issuers; (5) less regulation of Latin American securities markets generally than is the case in the United States; (6) currency fluctuations; (7) currency devaluation; (8) high levels of inflation; (9) smaller, less developed, less liquid and more volatile markets than the major U.S. securities markets; and (10) the imposition of foreign withholding taxes on the investment income and trading profits of the Latin America Growth Fund.



Trading in Sovereign Debt involves a high degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign Debt may be regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions.



The Latin America Growth Fund normally invests in a substantial number of issuers; however, the Fund's classification as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act") means that the Latin America Growth Fund may invest a larger percentage of its assets in individual issuers than a diversified investment company. As a result, its exposure to credit and market risks associated with each such issuer is increased. There is no assurance that the Latin America Growth Fund will achieve its investment objective. See "Risk Factors."



PURCHASES AND REDEMPTIONS._Shares of common stock of the Funds are available through broker/ dealers that have entered into agreements to sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may be acquired directly through GT Global or through exchanges of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                        GT GLOBAL EMERGING MARKETS FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Emerging Markets Fund are reflected in the following tables+*:


                                                                                                        CLASS A      CLASS B
                                                                                                      -----------  -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price)......................................         4.75%       None
  Sales charges on reinvested distributions to shareholders.........................................      None           None
  Maximum contingent deferred sales charge..........................................................        None          5.00%
  Redemption charges................................................................................        None         None
  Exchange fees:
    -- On first four exchanges each year............................................................        None         None
    -- On each additional exchange..................................................................  $      7.50  $      7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....................................................             %            %
  12b-1 distribution and service fees...............................................................         0.50%        1.00%
  Other expenses....................................................................................             %            %
                                                                                                           -----        -----
Total Fund Operating Expenses.......................................................................             %            %
                                                                                                           -----        -----
                                                                                                           -----        -----


Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:

                                                                                                                        FIVE
                                                                                            ONE YEAR    THREE YEARS     YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................   $            $            $
Class B Shares
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................

                                                                                               TEN
                                                                                              YEARS
                                                                                              -----
Class A Shares (1).......................................................................   $
Class B Shares
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................


------------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable contingent deferred sales charge.


+ The Fund is authorized to offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses"
    for Advisor Class shares are estimated to approximate    % for the Emerging
    Markets Fund.



* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ended October 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                      GT GLOBAL LATIN AMERICA GROWTH FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Latin America Growth Fund are reflected in the following tables+*:


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).............................        4.75%        None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charges..........................................................        None         5.00 %
  Redemption charges.................................................................................        None         None
  Exchange fees:
      -- On first four exchanges each year...........................................................        None         None
      -- On each additional exchange.................................................................  $     7.50   $     7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................             %            %
  12b-1 distribution and service fees................................................................             %            %
  Other expenses.....................................................................................             %            %
                                                                                                            -----        -----
Total Fund Operating Expenses........................................................................             %            %
                                                                                                            -----        -----
                                                                                                            -----        -----


Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................   $            $            $
Class B Shares
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (1).......................................................................   $
Class B Shares
    Assuming a complete redemption at end of period (2)..................................
    Assuming no redemption...............................................................

------------------
(1)  Assumes payment of payment of maximum sales charge by the investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Fund is authorized to offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses"
     for Advisor Class shares are estimated to approximate    % for the Latin
     America Growth Fund.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ending October 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                        GT GLOBAL EMERGING MARKETS FUND


                                                                                                        CLASS A++
                                                                                                     ----------------
                                                                   CLASS B+
                                            ------------------------------------------------------
                                               YEAR ENDED         YEAR ENDED      APRIL 1, 1993 TO      YEAR ENDED
                                            OCTOBER 31, 1995   OCTOBER 31, 1994   OCTOBER 31, 1993   OCTOBER 31, 1995
                                            ----------------   ----------------   ----------------   ----------------
Per share operating performance:
Net asset value, beginning of year........      $                  $ 14.39            $  11.47           $
                                            ----------------   ----------------   ----------------      --------
Income from investment operations:
Net investment income (loss)..............                           (0.12)               0.00**
Net realized and unrealized gain (loss) on
 investments..............................                            4.67                2.92
                                            ----------------   ----------------   ----------------      --------
Net increase (decrease) from investment
 operations...............................                            4.55                2.92
                                            ----------------   ----------------   ----------------      --------
Distributions:
  Net investment income...................                           (0.00)              (0.00)
  Net realized gain on investments........                           (0.26)              (0.00)
                                            ----------------   ----------------   ----------------      --------
    Total distributions...................                           (0.26)              (0.00)
                                            ----------------   ----------------   ----------------      --------
Net asset value, end of year..............      $                  $ 18.68            $  14.39           $
                                            ----------------   ----------------   ----------------      --------
                                            ----------------   ----------------   ----------------      --------
Total investment return (c)...............              %            31.77%               25.5%(a)              %
                                            ----------------   ----------------   ----------------      --------
                                            ----------------   ----------------   ----------------      --------
Ratios and supplemental data:
Net assets, end of year (in 000's)........      $                  $291,289           $ 32,318           $
Ratio of net investment income (loss) to
 average net assets.......................             %             (0.61)%              (0.4)%**(b)           %
Ratio of expenses to average
 net assets (d)...........................             %              2.56%                2.9%**(b)           %
Portfolio turnover rate +++...............             %               100%                 99%                %


                                                                                     MAY 18, 1992
                                                                                      (COMMENCE-
                                                                                        MENT OF
                                               YEAR ENDED         YEAR ENDED          OPERATIONS)
                                            OCTOBER 31, 1994   OCTOBER 31, 1993   TO OCTOBER 31, 1992
                                            ----------------   ----------------   -------------------
Per share operating performance:
Net asset value, beginning of year........      $  14.42           $  11.10             $ 11.43
                                            ----------------   ----------------        --------
Income from investment operations:
Net investment income (loss)..............         (0.02)              0.02*               0.07*
Net realized and unrealized gain (loss) on
 investments..............................          4.68               3.38               (0.40)
                                            ----------------   ----------------        --------
Net increase (decrease) from investment
 operations...............................          4.66               3.40               (0.33)
                                            ----------------   ----------------        --------
Distributions:
  Net investment income...................         (0.01)             (0.08)              (0.00)
  Net realized gain on investments........         (0.26)             (0.00)              (0.00)
                                            ----------------   ----------------        --------
    Total distributions...................         (0.27)             (0.08)              (0.00)
                                            ----------------   ----------------        --------
Net asset value, end of year..............      $  18.81           $  14.42             $ 11.10
                                            ----------------   ----------------        --------
                                            ----------------   ----------------        --------
Total investment return (c)...............         32.58%              30.9%               (2.9)%(a)
                                            ----------------   ----------------        --------
                                            ----------------   ----------------        --------
Ratios and supplemental data:
Net assets, end of year (in 000's)........      $417,322           $187,808             $84,558
Ratio of net investment income (loss) to
 average net assets.......................         (0.11)%              0.1%*               1.7%*(b)
Ratio of expenses to average
 net assets (d)...........................          2.06%               2.4%*               2.4%*(b)
Portfolio turnover rate +++...............           100%                99%                 32%(b)


------------------

+   Commencing April 1, 1993, the Fund began offering Class B shares.

++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by G.T. Capital Management, Inc. of Fund Class A shares operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. Without such reimbursement, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.
** Includes reimbursement by G.T. Capital Management, Inc. of Fund Class B shares operating expenses of $0.02. Without such reimbursement, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.

(a) Not annualized.

(b) Annualized.
(c) Total investment return does not include sales charges.


(d)_The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                          GT LATIN AMERICA GROWTH FUND


                                                                                                              CLASS A++
                                                                                                          -----------------
                                                                   CLASS B+                                  YEAR ENDED
                                        ---------------------------------------------------------------      OCTOBER 31,
                                            YEAR ENDED            YEAR ENDED         APRIL 1, 1993 TO     -----------------
                                         OCTOBER 31, 1995     OCTOBER 31, 1994(A)   OCTOBER 31, 1993(A)    1995    1994(A)
                                        -------------------   -------------------   -------------------   -------  --------
Per Share Operating Performance:
Net asset value, beginning of year....              $                $19.75                $16.26               $    $19.78
                                           ----------            ----------              --------         -------  --------
Income from investment operations:
Net investment income (loss)..........                                (0.22)                (0.07)                    (0.08)
Net realized and unrealized gain
  (loss) on investments...............                                 6.74                  3.56                      6.75
                                           ----------            ----------              --------         -------  --------
Net increase (decrease) from
  investment operations...............                                 6.52                  3.49                      6.67
                                           ----------            ----------              --------         -------  --------
Distributions:
  Net investment income...............                                (0.18)                (0.00)                    (0.19)
  Net realized gain on
   investments........................                                (0.15)                (0.00)                    (0.15)
                                           ----------            ----------              --------         -------  --------
    Total distributions...............                                (0.33)                (0.00)                    (0.34)
                                           ----------            ----------              --------         -------  --------
Net asset value, end of year..........              $                $25.94                $19.75               $    $26.11
                                           ----------            ----------              --------         -------  --------
                                           ----------            ----------              --------         -------  --------
Total investment return (d)...........               %                33.33%                 21.5%(a)            %    34.10%
                                           ----------            ----------              --------         -------  --------
                                           ----------            ----------              --------         -------  --------
Ratios and supplemental data:

Net assets, end of year (in 000's)....       $                     $211,673               $13,576         $        $336,960
Ratio of net investment income (loss)
  to average net assets...............               %                (0.79)%                (0.7)%(c)           %    (0.29)%
Ratio of expenses to average
  net assets (e)......................               %                 2.54%                  2.9%(c)            %     2.04%
Portfolio turnover rate +++...........               %                  155%                  112%               %      155%


                                                             AUGUST 13, 1991
                                                               (COMMENCE-
                                                                 MENT OF
                                                               OPERATIONS)
                                        1993(A)    1992    TO OCTOBER 31, 1991
                                        --------  -------  -------------------
Per Share Operating Performance:
Net asset value, beginning of year....    $15.59   $16.45         $14.29
                                        --------  -------     ----------
Income from investment operations:
Net investment income (loss)..........      0.18*    0.25*          0.01*
Net realized and unrealized gain
  (loss) on investments...............      5.21    (0.98)          2.15
                                        --------  -------     ----------
Net increase (decrease) from
  investment operations...............      5.39    (0.73)          2.16
                                        --------  -------     ----------
Distributions:
  Net investment income...............     (0.12)   (0.13)         (0.00)
  Net realized gain on
   investments........................     (1.08)   (0.00)         (0.00)
                                        --------  -------     ----------
    Total distributions...............     (1.20)   (0.13)         (0.00)
                                        --------  -------     ----------
Net asset value, end of year..........    $19.78   $15.59         $16.45
                                        --------  -------     ----------
                                        --------  -------     ----------
Total investment return (d)...........      37.1%    (4.5)%          15.1%(a)
                                        --------  -------     ----------
                                        --------  -------     ----------
Ratios and supplemental data:
Net assets, end of year (in 000's)....  $129,280  $94,085       $125,038
Ratio of net investment income (loss)
  to average net assets...............       1.3%*     1.3%*           1.2%*(b)
Ratio of expenses to average
  net assets (e)......................       2.4%*     2.4%*           2.4%*(b)
Portfolio turnover rate +++...........       112%     159%          none


------------------

+   Commencing April 1, 1993, the Fund began offering Class B shares.

++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by G.T. Capital Management, Inc. of Fund Class A operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios for Class A would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.


(e)_The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


Dividends and other distributions paid by each Fund with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of a Fund will be lower than the per share dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable with respect to Class B shares.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Funds also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.


CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the same Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:


INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees for the Funds on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because over time the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.


Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund

                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

the cumulative expenses an investor would pay over time on a hypothetical investment in Class A and B shares of each Fund, assuming an annual return of 5%.


REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. Purchases of $500,000 or more must be for Class A shares. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.



WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.



See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends," "Other Distributions and Federal Income Taxation," and "Valuation of Shares" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock and rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets, or have no organized market.


For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.


                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Emerging Markets Fund will focus its investments in those emerging markets which LGT Asset Management believes have strongly developing economies and in which the markets are becoming more sophisticated. For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:



    Argentina           Mauritius
    Bolivia             Mexico
    Botswana            Morocco
    Brazil              Nigeria
    Chile               Pakistan
    China               Peru
    Colombia            Philippines
    Cyprus              Poland
    Czech Republic      Portugal
    Ecuador             Singapore
    Egypt               Republic of Slovakia
    Ghana               South Africa
    Greece              South Korea
    Hong Kong           Sri Lanka
    Hungary             Swaziland
    India               Taiwan
    Indonesia           Thailand
    Israel              Turkey
    Jamaica             Uruguay
    Jordan              Venezuela
    Kenya               Zimbabwe
    Malaysia



Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.



As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or (iii) organized under the laws of, or with a principal office in, an emerging market.



In managing the Emerging Markets Fund, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management then seeks to invest in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. The Emerging Markets Fund may invest up to 15% of its net assets in illiquid securities.



Under normal circumstances, the Emerging Markets Fund may invest up to 35% of its total assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, LGT Asset Management will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



The Emerging Markets Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of both governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade. "Investment grade" debt securities are those rated within the four highest ratings categories of or, if not rated, determined by LGT Asset Management to be of comparable quality. Securities rated Baa by Moody's are investment grade debt securities but are considered to have speculative characteristics. Many emerging market debt securities are not rated by U.S. ratings agencies. The Emerging Markets Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of


                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities" for a more complete discussion.



If the rating of any of the Emerging Markets Fund's investments drops below a minimum rating considered acceptable by LGT Asset Management for investment by the Emerging Markets Fund, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.


Capital appreciation in debt securities in which the Emerging Markets Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.



INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Emerging Markets Fund may be able to invest in certain emerging markets solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, the Emerging Markets Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Emerging Markets Fund does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Emerging Markets Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Emerging Markets Fund would continue to pay its own management fees and other expenses.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Pursuant to such a defensive strategy, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Emerging Markets Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Emerging Markets Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Emerging Markets Fund shares or to meet ordinary daily cash needs, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.


The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by LGT Asset Management to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.


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BORROWING. It is a fundamental policy of the Emerging Markets Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of Emerging Markets Fund shares than would be the case if the Emerging Markets Fund did not borrow, but also may enable the Emerging Markets Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. The Emerging Markets Fund will not borrow to leverage its portfolio. It is a nonfundamental policy of the Emerging Markets Fund that it will not purchase securities during times when outstanding borrowings represent 5% or more of its total assets.


LATIN AMERICA GROWTH FUND


The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. Though the Latin America Growth Fund may invest throughout Latin America, under current market conditions the Latin America Growth Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina.



Consistent with its investment objective and policies, the Latin America Growth Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. These securities may be listed on securities exchanges, traded in various OTC markets or have no organized market.

The Latin America Growth Fund will purchase equity and debt securities in seeking its objective of capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the credit-worthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Growth Fund's objective of capital appreciation.


The Latin America Growth Fund defines securities of Latin American issuers to include the following: (a) securities of companies organized under the laws of, or has a principal office located in a Latin American country (b) securities of companies that derive 50% or more of its total revenues from business in Latin America provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Growth Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities. For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela.



ALLOCATION OF THE LATIN AMERICA GROWTH FUND'S INVESTMENTS. The extent of the Latin America Growth Fund's holdings in any Latin American country will vary from time to time, based upon LGT Asset Management's judgment as to where the greatest investment opportunities then lie. In allocating investments among the various Latin American countries, LGT Asset Management looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. The Latin America Growth Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 50% of its total assets in any one country.


The portion of the Latin America Growth Fund's total assets invested directly in Chile may be less than the portions invested in other Latin American countries, particularly Mexico, because, at present, with limited exceptions, capital invested directly in Chile normally cannot be repatriated for

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at least one year. In addition, repatriation restrictions apply to investments made under the debt conversion programs in some countries.


Normally, the Latin America Growth Fund will invest a majority of its assets in equity securities. The percentage allocation between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Latin America Growth Fund's assets to be invested in equity versus debt: level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade.



Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. In evaluating investments in securities of U.S. issuers, LGT Asset Management will consider, among other things, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.



The Latin America Growth Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. For example, due to Chile's current investment restrictions, the Latin America Growth Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions. Accordingly, as a result of the current limitations on investment by the Latin America Growth Fund in securities of other investment companies described below, the Fund's investment in Chile would not likely exceed 15% of its total assets.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of the Latin America Growth Fund's assets which may be invested in debt securities which are rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, are deemed by LGT Asset Management to be of comparable quality. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Latin America Growth Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Latin America Growth Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."


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During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collateralized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the OTC secondary market for Latin American debt. U.S. dollar-denominated collateralized bonds, which may be fixed par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury Zero Coupon bonds having the same maturity. At least one year of rolling interest payments are collateralized by cash or other investments. Brady Bonds have been issued by the countries of, among others, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market countries. Approximately $ billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade.


INVESTMENT IN OTHER INVESTMENT COMPANIES
OR VEHICLES. Under the 1940 Act, the Latin America Growth Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company, or acquire up to 3% of the voting stock of any one investment company. Investment in other investment companies or vehicles may be the most practical or only manner in which the Latin America Growth Fund can participate in certain Latin American securities markets. Such investment may involve the payment of substantial premiums above the value of such issuers' portfolio securities, and is subject to limitations under the 1940 Act and market availability. There can be no assurance that vehicles for investing in certain Latin American countries will be available for investment. The Latin America Growth Fund does not intend to invest in such vehicles or funds unless, in the judgment of LGT Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Latin America Growth Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Latin America Growth Fund would continue to pay its own management fees and other expenses.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may hold cash (U.S. dollars, foreign currencies, multinational units) and/or invest up to 100% of its total assets in money market securities (as defined herein) to generate income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies. In addition, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new shares of the Fund. The Latin America Growth Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, LGT Asset Management determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period, or that investing in those markets presents undue risk of loss.



The Latin America Growth Fund may invest in the following types of money market securities i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities or (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Latin America Growth Fund may not invest more than 25% of its total assets in bank securities; (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.


The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to

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have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.

The banks whose obligations may be purchased by the Latin America Growth Fund and the banks and broker/dealers with whom the Latin America Growth Fund may enter into repurchase agreements (as defined below) include any member bank of the Federal Reserve System, and any broker/ dealer or any foreign bank whose creditworthiness has been determined by LGT Asset Management, in accordance with guidelines approved by the Company's Board of Directors, to be at least equal to that of issuers of commercial paper that the Latin America Growth Fund may purchase, as described above. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision. In this regard, LGT Asset Management will consider, among other factors, the capitalization of the institution, LGT Asset Management's prior dealings with the institution, any rating of the institution's senior long term debt by independent rating agencies and other factors LGT Asset Management deems appropriate.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND


SECURITIES LENDING._The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, the Funds requires the borrower to maintain with the Funds' custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities at least equal to the value of the borrowed securities, plus any accrued interest. The Funds will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Funds limit their loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). LGT Asset Management believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law and/or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Emerging Markets Fund and the Latin America Growth Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss. The Funds also may enter into reverse repurchase agreements, although (i) the Emerging Markets Fund currently does not intend to do so and (ii) the Latin America Growth Fund may not enter into such agreements, with respect to more than 5% of its total assets.


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OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against the effect of adverse changes in the financial markets in which the Funds invest, or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, both Funds may use forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that a Fund's risk management policies will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, LGT Asset Management may not be able to effectively hedge its investment in such Latin American and emerging markets.


In addition, each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that LGT Asset Management intends to include in the Fund's portfolio. The Funds also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.


Further, the Funds may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Funds may also buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.


The Funds may write and purchase put and call options on securities, indices and currencies that are traded on recognized securities exchanges and on over-the-counter ("OTC") markets.



These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), have the effect of limiting the extent to which the Funds may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may each enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Funds anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Funds may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount up to the value of that Fund's portfolio securities denominated in a foreign currency. The Funds may also purchase put or call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



Although either Fund might not employ any of the foregoing strategies, its use of forward currency contracts, futures contracts, and options would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect


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correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need of a Fund to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Fund, it would be in a better position if it had not hedged at all. The Funds may each also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


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                                  RISK FACTORS

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EMERGING MARKETS FUND. The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. There is no assurance that the Emerging Markets Fund will achieve its investment objective.


LGT Asset Management believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, LGT Asset Management believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives to those of the Emerging Markets Fund that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.

Nonetheless, investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Emerging Markets Fund could lose its entire investment in that market.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

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In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the naming of
Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.


LATIN AMERICA GROWTH FUND. Pursuant to the 1940 Act, the Latin America Growth Fund's classification as a non-diversified investment company allows it, with respect to 50% of its assets, to invest more than 5% of its total assets in the securities of any issuer. Consequently, as the Latin America Growth Fund may be invested in the securities of a limited number of Latin American issuers, the performance of any single issuer may have a more significant effect upon the overall performance of the Latin America Growth Fund than if the Latin America Growth Fund was a diversified investment company.


The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of Latin American issuers. Accordingly, an investment in the Latin America Growth Fund requires consideration of certain factors not typically associated with investing in most U.S. issuers.

Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Latin America Growth Fund could lose its entire investment in any such country.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.

The Latin America Growth Fund may not invest more than 10% of its net assets in illiquid securities.

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The Latin America Growth Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted as to remittance of invested capital or profits, as illiquid securities for purposes of this limitation. The Latin America Growth Fund will also treat repurchase agreements with maturities in excess of seven days as illiquid securities.

The Latin America Growth Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Latin America Growth Fund's assets denominated in those currencies. Such changes will also affect the Latin America Growth Fund's income.


In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Latin America Growth Fund's portfolio securities are denominated may have a detrimental impact on the Latin America Growth Fund.



Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.


Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other developments could adversely affect the assets of the Latin America Growth Fund held in particular Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.

Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt.

Investment in Sovereign Debt involves a high degree of risk. The issuers or governmental authorities that control the repayment of Sovereign Debt may not be able or willing to make principal and/or interest payments when due in accordance with the terms of such debt. Investors should be aware that the Sovereign Debt instruments in which the Latin America Growth Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. A substantial portion of the Sovereign Debt in which the Fund will invest, including Brady Bonds, is issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.


The Latin America Growth Fund and LGT Asset Management believe that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations") could enable the Latin America Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Latin America Growth Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of its total assets in Special Situations.


                               Prospectus Page 22

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



As discussed above, the Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C and debt rated Ba, B, Caa, Ca or C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower

                               Prospectus Page 23

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.


A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment.


CURRENCY RISK. Since the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

OTHER INFORMATION. The Latin America Growth Fund's and Emerging Markets Fund's annual operating expenses, which are higher than those of many other investment companies of comparable size, are believed by each Fund's management to be comparable to expenses of other open-end management investment companies that invest primarily in the securities of countries in a single geographic region or regions.


The investment objective of the Latin America Growth Fund and of the Emerging Markets Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Latin America Growth Fund and the Emerging Markets Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Latin America Growth Fund's and the Emerging Markets Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


                               Prospectus Page 24

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Each Fund is authorized to issue three classes of shares. Class A shares of the Funds are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, may be offered through a separate prospectus only to certain investors. Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund. See "Alternative Purchase Plan."


Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and Purchasing Class B Shares" below. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.



PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."



Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.



PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, each Fund's distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being


                               Prospectus Page 25

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker/dealer requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:



                       SALES CHARGE AS PERCENTAGE OF         DEALER
                                                         REALLOWANCE AS
AMOUNT OF PURCHASE     ------------------------------     PERCENTAGE OF
AT THE PUBLIC            OFFERING           NET           THE OFFERING
OFFERING PRICE             PRICE        INVESTMENT            PRICE
---------------------  -------------  ---------------  -------------------
Less than $50,000....          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000...........          4.00%           4.17%              3.50%
$100,000 but less
  than $250,000......          3.00%           3.09%              2.75%
$250,000 but less
  than $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more...............          0.00%           0.00%            *

------------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount's equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares. In some instances, GT Global may offer these reallowances only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. These commissions may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant Keogh-type plan (that is, a self-employed individual retirement plan ("Keogh Plan")). This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.


and


(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored

                               Prospectus Page 26

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

by organizations which have at least 100 but less than 1,000 employees.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which LGT Asset Management serves as investment manager or administrator; employees or retired employees of the companies comprising the Liechtenstein Global Trust or affiliated companies of the Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.



(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.



(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.



(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.



(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.



(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.



(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.



(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.



(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges on account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the total purchase price of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the current public offering price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than


                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).


If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.



Investors should be aware that either Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. The Latin America Growth Fund has previously suspended the offering of its shares. If all ongoing sales of either Fund shares are suspended, however, an LOI executed in connection with the offering of that Fund's shares may continue to be completed by the purchase of shares of one or more other GT Global Mutual Funds (other than GT Global Dollar Fund).



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. Purchases of Class A shares of two or more GT Global Mutual Funds (other than GT Global Dollar Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more within one year after the date of purchase, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased for at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


The public offering price of the Class B shares of each Fund is the next determined net asset value per share. See "Calculation of Net Asset Value". No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares of a Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no

                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS

The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a GT Global, IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code of the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation section 1.401(k)-1(d)(2); and (13) redemptions made by or for the benefit of


                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                         PROGRAMS APPLICABLE TO CLASS A
                               AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Emerging Markets Fund or Latin America Growth Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in either the Emerging Markets Fund or Latin America Growth Fund. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not the previously established Automatic Investment Plans. If a suspension of all sales is made, automatic investments will not be accepted until the offering is recommenced. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The GT Global Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the GT Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not for shareholders who are participants in the Dollar Cost Averaging Program at that time. If a suspension of all sales is made, the Funds will not accept Monthly Investments. For more information about the GT Dollar Cost Averaging Program, investors should consult their brokers or GT Global.


                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of the Funds may be exchanged for shares of any other GT Global Mutual Funds, based on their respective net asset values, without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."



In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT_GLOBAL WORLDWIDE GROWTH FUND


      -- GT_GLOBAL INTERNATIONAL GROWTH FUND


      -- GT_GLOBAL HEALTH CARE FUND


      -- GT_GLOBAL TELECOMMUNICATIONS FUND


      -- GT_GLOBAL FINANCIAL SERVICES FUND


      -- GT_GLOBAL INFRASTRUCTURE FUND


      -- GT_GLOBAL NATURAL RESOURCES FUND


      -- GT_GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


      -- GT_GLOBAL NEW PACIFIC GROWTH FUND


      -- GT_GLOBAL EUROPE GROWTH FUND


      -- GT_GLOBAL AMERICA GROWTH FUND


      -- GT_GLOBAL AMERICA SMALL CAP
     GROWTH FUND


      -- GT_GLOBAL AMERICA VALUE FUND


      -- GT_GLOBAL JAPAN GROWTH FUND


      -- GT_GLOBAL GROWTH & INCOME FUND


      -- GT_GLOBAL GOVERNMENT INCOME FUND


      -- GT_GLOBAL STRATEGIC INCOME FUND


      -- GT_GLOBAL HIGH INCOME FUND


      -- GT_GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



A shareholder interested in making an exchange should write or call his or her broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.


                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of the Funds may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/ dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such brokers. Broker/Dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/ dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder uncertain about the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS

                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
OF RECORD. THE TRANSFER AGENT AND THE FUND ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF TELEPHONE REDEMPTION REQUESTS.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Funds with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on certain redemptions of Class A shares purchased for at least $500,000 without an initial sales charge and Class B shares made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder with questions concerning what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


Each Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.



Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

(Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing), each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Fund.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less any applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:



/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional Fund shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed


                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by the LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. Of this amount, more than $__ billion was invested in emerging markets including the securities of Latin American issuers.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of the Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of the Funds are as follows:


                             EMERGING MARKETS FUND


                                   RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                              THE FUND                                  LAST FIVE YEARS
---------------------------  ---------------------------------  ------------------------------------------------------
Jonathan Chew                Portfolio Manager since Fund       Portfolio Manager for LGT Asset Management since 1990;
 Hong Kong                    inception in 1992                  Portfolio Manager for LGT Asset Management Ltd. (Hong
                                                                 Kong) since 1988.
James M. Bogin               Portfolio Manager since 1993       Portfolio Manager for LGT Asset Management since 1993;
 San Francisco                                                   From 1989 to 1993, Mr. Bogin was a Fund Manager at
                                                                 Nomura Investment Management Co. (Tokyo).
John R. Legat                Portfolio Manager since 1995       Portfolio Manager for LGT Asset Management and LGT
 London                                                          Asset Management PLC (London).



                           LATIN AMERICA GROWTH FUND



                                   RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                              THE FUND                                  LAST FIVE YEARS
---------------------------  ---------------------------------  ------------------------------------------------------
Soraya M. Betterton          Portfolio Manager since Fund       Portfolio Manager for LGT Asset Management.
 San Francisco                inception in 1991



In placing securities orders for the Funds' portfolio transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker-dealer. Commissions or discounts in foreign securities exchanges or OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/ dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliates.



The Emerging Markets Fund and the Latin America Growth Fund's portfolio turnover
rates during the fiscal year ended October 31, 1995 were    %


                               Prospectus Page 38

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

and    %, respectively. However, LGT Asset Management does not regard portfolio turnover as a limiting factor and will buy or sell securities for either Fund as necessary in response to market conditions to meet the Fund's objective. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Class A and Class B shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A Commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.



The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of LGT Asset Management that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon LGT Asset Management's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.



GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Funds may each pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may each pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under each Class A Plan will have been incurred within one year of such reimbursement.



Pursuant to a separate plan of distribution adopted by the Company's Board of Directors with respect to the Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.


                               Prospectus Page 39

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


GT Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under each Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder. GT Global expects that it will continue to incur certain of such service and distribution expenses, including trail commission payments and other account servicing costs, during any suspension of the offering of the Funds shares.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by the relevant Fund(s) and include the Funds' financial statements. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was GT Global Income Series, Inc. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as

                               Prospectus Page 40

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


Emerging Markets Fund is classified as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

The Latin America Growth Fund is classified as a "non-diversified" fund under the 1940 Act which means that with respect to 50% of its total assets, no more than 50% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

Because the Funds employ a Combined Prospectus, it is possible that a Fund might become liable for a misstatement with respect to the other Fund in this Combined Prospectus. The Board of Directors of the Company have considered this in approving the use of a Combined Prospectus.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date established by the Board of Directors.

In addition, in order to more completely represent a Fund's performance or more accurately compare

                               Prospectus Page 41

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart, LLP 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart, LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 42

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 43

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 44

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

[LGT LOGO]
                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                      ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138


 / / INDIVIDUAL              / / JOINT TENANT             / / GIFT/TRANSFER FOR
 MINOR                            / / TRUST                           / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone


 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."


 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                    GT Global Dollar Fund).

 If a class share box is not checked, your investment will be made in Class A shares.


                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------


 AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.


     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)


     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;


     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the GT Global Mutual Funds, to      may be wired or mailed to a Pre-Designated Account
 honor any telephone, telex or telegraphic             at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by GT Global, Inc.                                    --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by GT Global, Inc. as of April
      30, 1987 and since that date continuously        --------------------------------------------------
      have owned shares of such Funds. Attached is     Names(s) in which Bank Account is Established
      a schedule showing the numbers of each of        A corporation (or partnership) must also submit a
      my/our Shareholder Accounts.                     "Corporate Resolution"
                                                       (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.


 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.


  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.


  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:

 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 -------------------------------------------
 ------------------------------------------------------------------------------
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES


  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000



 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.



 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY


 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LGT LOGO]
           GT  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138



ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.


--------------------------------------------------------------------------------


           GT GLOBAL
           MUTUAL FUNDS                                                               AUTOMATIC INVESTMENT PLAN


[LOGO]

BANK AUTHORIZATION


-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name

X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date


                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.


--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse


In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:


1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     [LOGO]



                            GT GLOBAL GROUP OF FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



G.T. GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   LEMPR503169MC

                             GT GLOBAL THEME FUNDS:
                                 ADVISOR CLASS


                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------


GT GLOBAL FINANCIAL SERVICES FUND ("Financial Services Fund") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio") that, in turn, invests primarily in securities of companies throughout the world that operate in the financial services industry.



GT GLOBAL INFRASTRUCTURE FUND ("Infrastructure Fund") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio") that, in turn, invests primarily in securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



GT GLOBAL NATURAL RESOURCES FUND ("Natural Resources Fund") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio") that, in turn, invests primarily in securities of companies throughout the world that own, explore, or develop natural resources and other basic commodities, or supply goods and services to such companies.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("Consumer Products and Services Fund") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio") that, in turn, invests primarily in securities of companies throughout the world that manufacture, market, retail, or distribute consumer products and services.



GT GLOBAL HEALTH CARE FUND ("Health Care Fund") seeks long-term capital appreciation by investing in securities of health care companies throughout the world.



GT GLOBAL TELECOMMUNICATIONS FUND ("Telecommunications Fund") seeks long-term growth of capital by investing primarily in securities of companies throughout the world engaged in development, manufacture or sale of telecommunications services or equipment.



Collectively, the above Funds are known as the GT Global Theme Funds.



There can be no assurance that any GT Global Theme Fund or any Portfolio will achieve its investment objective.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THE FINANCIAL SERVICES FUND, INFRASTRUCTURE FUND, NATURAL RESOURCES FUND AND CONSUMER PRODUCTS AND SERVICES FUND, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, EACH SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO, AS DESCRIBED ABOVE.



The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio ("Portfolios") and the Health Care Fund and Telecommunications Fund are each managed by LGT Asset Management, Inc. ("LGT Asset Management"). Each Portfolio's investment objective is identical to that of its corresponding Fund. This structure is different from that of many other investment companies which directly acquire and manage their own portfolios. Accordingly, investors should carefully consider this investment approach. For additional information, see "Investment Objective and Policies" and "Management." LGT Asset Management, formerly G.T. Capital Management, Inc. and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.



LGT Asset Management attempts to identify countries where economic, political and regulatory factors are likely to produce above-average growth rates, and to further identify companies within the industries in which each of the GT Global Theme Funds invests that are best positioned to benefit from these factors.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent-deferred sales charge and without a Rule 12b-1 charge.


This Prospectus sets forth concisely information that an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.



An investment in the GT Global Theme Funds offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment


/ / Exchange Privileges with the Advisor Class of the other GT Global Mutual
    Funds



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.


[LOGO]
--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          9
Investment Objective and Policies.........................................................         13
Risk Factors..............................................................................         21
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         30
How to Redeem Shares......................................................................         31
Shareholder Account Manual................................................................         33
Calculation of Net Asset Value............................................................         34
Dividends, Other Distributions and Federal Income Taxation................................         34
Management................................................................................         36
Other Information.........................................................................         42


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objective:          Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund and Consumer Products and Services Fund each seeks  long-term capital  growth.  The  Health Care  Fund  seeks  long-term capital appreciation. The Telecommunications  Fund seeks long-term  growth of capital

Principal Investments:         Financial  Services Fund invests  all of its  investable assets in the Financial Services Portfolio, that, in turn, invests primarily in securities of  companies throughout the  world that operate  in the financial services industry

                               Infrastructure  Fund invests all  of its investable  assets in the
                               Infrastructure Portfolio,  that,  in turn,  invests  primarily  in securities  of companies throughout the world that design, develop or provide  products  and  services  significant  to  a  country's infrastructure

                               Natural Resources Fund invests all of its investable assets in the
                               Natural  Resources Portfolio, that, in  turn, invests primarily in securities of companies throughout the world that own, explore  or develop  natural resources and other  basic commodities, or supply goods and services to such companies

                               Consumer Products and Services Fund invests all of its  investable assets  in the Consumer Products  and Services Portfolio, that, in turn, invests primarily in securities of companies throughout  the world  that  manufacture,  market, retail  or  distribute consumer products and services

                               Health Care Fund invests principally in securities of health  care companies throughout the world

                               Telecommunications  Fund  invests  principally  in  securities  of companies throughout the world engaged in development, manufacture or sale of telecommunications services or equipment

Investment Manager:            LGT Asset  Management,  part  of  Liechtenstein  Global  Trust,  a provider  of global asset management  and private banking products and services to individual and institutional investors,  entrusted with approximately $45 billion in total assets

                               Advisor  Class shares are  offered through this  Prospectus to (a)
Advisor Class Shares:          trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at least 1,000 employees;  (b) any  account with assets  of at  least
                               $25,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee of at least .50% on the assets in the account; (c) any account with assets  of at least  $25,000 if (i)  such account  is established  under  a "wrap  fee"  program, and  (ii)  the account holder pays the sponsor of such program an annual fee of at  least
                               .50%  on the assets in the account; (d) accounts advised by one of the companies comprising or  affiliated with Liechtenstein  Global


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Trust;  and (e) any of the companies comprising or affiliated with
                               Liechtenstein Global Trust

Exchange Privileges:           Advisor Class shares of a Fund  may only be exchanged for  Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission

Dividends and Other
  Distributions:               Dividends  paid annually  from net investment  income and realized net short-term capital  gains; other  distributions paid  annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class  shares of the  distributing Fund  or in Advisor
                               Class shares of other GT Global Mutual Funds

Net Asset Values:              Advisor Class shares of  the Health Care Fund,  Telecommunications
                               Fund,   Infrastructure  Fund,  Financial  Services  Fund,  Natural
                               Resources  Fund  and  Consumer  Products  and  Services  Fund  are
                               expected  to  be quoted  daily in  the  financial section  of most newspapers


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVE AND POLICIES. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks long-term capital growth, the Telecommunications Fund seeks long-term growth of capital and the Health Care Fund seeks long-term capital appreciation. Each Fund is hereinafter referred to individually as a "Fund" and collectively as "Funds."



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund and Telecommunications Fund are mutual funds organized as diversified series, and the Health Care Fund as a non-diversified series, of G.T. Investment Funds, Inc. (the "Company"). The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio, Health Care Fund and Telecommunications Fund are hereinafter referred to individually as a "Theme Portfolio," or collectively, "Theme Portfolios."



The Financial Services Fund seeks its investment objective by investing all of its investable assets in the Financial Services Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by financial services companies throughout the world. See "Investment Objective and Policies."



The Infrastructure Fund seeks its investment objective by investing all of its investable assets in the Infrastructure Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. See "Investment Objective and Policies."



The Natural Resources Fund seeks its investment objective by investing all of its investable assets in the Natural Resources Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. See "Investment Objective and Policies."



The Consumer Products and Services Fund seeks its investment objective by investing all of its investable assets in the Consumer Products and Services Portfolio that, in turn, normally invests at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world that manufacture, market, retail or distribute consumer products and services. See "Investment Objective and Policies."



The Health Care Fund seeks its investment objective by normally investing at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by health care companies throughout the world. See "Investment Objective and Policies."



The Telecommunications Fund seeks its investment objective by normally investing at least 65% of its total assets in common and preferred stocks and warrants to acquire such securities issued by companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. See "Investment Objective and Policies."



The remainder of each of the foregoing Theme Portfolio's assets may be invested in debt securities issued by companies in their respective industry


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

sectors and/or in equity and debt securities of companies outside those industry sectors, which, in the opinion of LGT Asset Management, stand to benefit from developments in those sectors.



LGT Asset Management believes that each portfolio of securities of companies operating in one of the sectors described above located throughout the world presents greater potential for long-term capital growth and appreciation than a portfolio comprising solely securities of U.S. issuers.



INVESTMENT TECHNIQUES AND RISK FACTORS. Each Theme Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. The Theme Portfolios' participation in the currency, options and futures markets involves certain risks and transaction costs.



Each Theme Portfolio may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. This may cause greater fluctuation in the value of a Fund's shares than would be the case if the Theme Portfolio did not borrow, but also may enable the Theme Portfolio to retain favorable securities positions rather than liquidating such positions to meet redemption needs. Each Theme Portfolio also is authorized to lend securities to broker/dealers or to other institutional investors.



The Financial Services Portfolio, Health Care Fund and Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in debt securities rated below investment grade, which may include (i) corporate debt securities and (ii) debt instruments issued by governments. Investments of this type are subject to a greater risk of loss of principal and interest.



Each Theme Portfolio's policy of concentrating its investments in companies in its particular sector may cause a Fund's net asset value to fluctuate more than if it invested in a greater number of industries.



Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Funds' net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.



There is no assurance that the Funds or the Portfolios will achieve their investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities holdings.



Investors should review the investment objective and policies of the Theme Portfolios carefully and consider their ability to assume these and other risks involved in purchasing shares of a particular Fund.



PURCHASES AND REDEMPTIONS. Advisor Class shares of each Fund's common stock are available through Financial Advisors who have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. Shares may be redeemed through the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds and the aggregate annual operating expenses for the Funds and the Portfolios are reflected in the following tables*:

                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                             HEALTH CARE     TELECOMMUNICATIONS    FINANCIAL SERVICES
                                                                FUND                FUND                  FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (% of offering price)................................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Deferred sales charges.................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........             %                   %                     %
  12b-1 service and distribution expenses................          None                None                  None
  Other expenses.........................................             %                   %                     %
                                                                -------             -------                ------
  Total Fund Operating Expenses..........................             %                   %                     %
                                                                -------             -------                ------
                                                                -------             -------                ------

                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                           INFRASTRUCTURE     NATURAL RESOURCES     CONSUMER PRODUCTS
                                                                FUND                FUND            AND SERVICES FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (% of offering price)................................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Deferred sales charges.................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........             %                   %                     %
  12b-1 service and distribution expenses................          None                None                  None
  Other expenses.........................................             %                   %                     %
                                                                -------             -------                ------
  Total Fund Operating Expenses..........................             %                   %                     %
                                                                -------             -------                ------
                                                                -------             -------                ------


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return*:



                                              GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                             HEALTH CARE                 TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                 FUND                           FUND                           FUND
                                     ----------------------------   ----------------------------   ----------------------------
                                     ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                     YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                     ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Advisor Class Shares...............  $      $                       $      $                       $      $



                                                                                                            GT GLOBAL
                                              GT GLOBAL                      GT GLOBAL                  CONSUMER PRODUCTS
                                            INFRASTRUCTURE               NATURAL RESOURCES                     AND
                                                 FUND                           FUND                      SERVICES FUND
                                     ----------------------------   ----------------------------   ----------------------------
                                     ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                     YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                     ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Advisor Class Shares...............  $      $                       $      $                       $      $


--------------

* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B SHARE EXPENSES FOR THE HEALTH CARE FUND, TELECOMMUNICATIONS FUND, FINANCIAL SERVICES FUND, INFRASTRUCTURE FUND AND NATURAL RESOURCES FUND AND THEIR CORRESPONDING PORTFOLIOS ARE BASED ON THE FUNDS' FISCAL YEAR ENDED OCTOBER 31, 1995. BECAUSE THE CONSUMER PRODUCTS AND SERVICES FUND AND ITS CORRESPONDING PORTFOLIO COMMENCED OPERATIONS ONLY ON DECEMBER 30, 1994, "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE FIRST YEAR OF OPERATIONS OF SUCH FUND AND ITS PORTFOLIO ON ESTIMATED AMOUNTS FOR THE FIRST YEAR OF OPERATIONS OF SUCH FUND AND ITS PORTFOLIO. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. "OTHER EXPENSES" INCLUDE CUSTODY, TRANSFER AGENT, LEGAL, AUDIT AND OTHER OPERATING EXPENSES. THE TRANSFER AGENT FEES ARE CALCULATED ON A PER ACCOUNT AND PER TRANSACTION BASIS RATHER THAN ON THE BASIS OF AVERAGE NET ASSETS. See "Management" herein and in the Statement of Additional Information for more information. Without reimbursements, "Investment management and administration fees," "Other expenses" and "Total Fund
    Operating Expenses" for Advisor Class shares would have been     %,     %,
    and     % for Financial Services Fund and its corresponding Portfolio,
        %,     %, and     % for Infrastructure Fund and its corresponding
    Portfolio,     %,     %, and     % for Natural Resources Fund and its
    corresponding Portfolio and     %,     % and     % for Consumer Products and
    Services Fund and its corresponding Portfolio. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.


    The Annual Fund Operating Expenses for the Consumer Products and Services Fund and its corresponding Portfolio are annualized projections based upon current administration fees for the Fund and management and administration fees for the Portfolio and estimated amounts for Other expenses. The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio. If investors other than such Fund invest in its corresponding Portfolio, such Funds could achieve economies of scale which could reduce expenses.

                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information. Financial information is not presented for Advisor Class shares because no shares of that class were outstanding prior to June 1, 1995.



                           GT GLOBAL HEALTH CARE FUND


                                                       CLASS B++                                      CLASS A+
                                        ---------------------------------------   ------------------------------------------------
                                         YEAR ENDED OCTOBER 31,      APRIL 1,
                                                                       1993                    YEAR ENDED OCTOBER 31,
                                        -------------------------   TO OCTOBER    ------------------------------------------------
                                           1995*         1994*       31, 1993*     1995*     1994*     1993*      1992      1991
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of
 period...............................                  $   17.80     $ 15.59               $  17.86  $  17.44  $  19.29  $  12.83
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income (loss)........                      (0.32)      (0.14)                 (0.22)    (0.15)    (0.18)     0.03
  Net realized and unrealized gain
   (loss) on investments..............                       2.02        2.35                   2.02      0.57     (1.53)     6.78
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
  Net increase (decrease) from
   investment operations..............                       1.70        2.21                   1.80      0.42     (1.71)     6.81
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
Distributions:
  Net investment income...............                      (0.00)      (0.00)                 (0.00)    (0.00)    (0.00)    (0.07)
  Net realized gain on investments....                      (0.00)      (0.00)                 (0.00)    (0.00)    (0.14)    (0.28)
  In excess of net realized gain on
   investments........................                      (0.04)      (0.00)                 (0.06)    (0.00)    (0.00)    (0.00)
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
    Total distributions...............                      (0.04)      (0.00)                 (0.06)    (0.00)    (0.14)    (0.35)
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
Net asset value, end of period........                  $   19.46     $ 17.80               $  19.60  $  17.86  $  17.44  $  19.29
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
                                        -----------   -----------   -----------   --------  --------  --------  --------  --------
Total investment return (c)...........                      9.55%       14.2%(a)              10.11%      2.4%    (8.9)%     54.2%

Ratios and supplemental data:
Net assets, end of period (in
 000's)...............................                  $  39,100     $ 8,604               $438,940  $461,113  $655,867  $552,897
Ratio of net investment income (loss)
 to average net assets................                    (1.73)%      (1.4)%(b)             (1.23)%    (0.9)%    (1.0)%      0.2%
Ratio of expenses to average net
 assets(d)............................                      2.48%        2.5%(b)               1.98%      2.0%      2.1%      2.0%
Portfolio turnover rate +++...........                        64%         61%                    64%       61%       30%       23%


                                                    AUGUST 7,
                                                      1989
                                                  (COMMENCEMENT
                                                       OF
                                                   OPERATIONS)
                                                   TO OCTOBER
                                          1990      31, 1989
                                        --------  -------------
Per Share Operating Performance:
Net asset value, beginning of
 period...............................  $  11.83     $ 11.43
                                        --------  -------------
Income from investment operations:
  Net investment income (loss)........      0.06        0.01
  Net realized and unrealized gain
   (loss) on investments..............      0.97        0.39
                                        --------  -------------
  Net increase (decrease) from
   investment operations..............      1.03        0.40
                                        --------  -------------
Distributions:
  Net investment income...............     (0.03)      (0.00)
  Net realized gain on investments....     (0.00)      (0.00)
  In excess of net realized gain on
   investments........................     (0.00)      (0.00)
                                        --------  -------------
    Total distributions...............     (0.03)      (0.00)
                                        --------  -------------
Net asset value, end of period........  $  12.83     $ 11.83
                                        --------  -------------
                                        --------  -------------
Total investment return (c)...........      8.7%        3.5%(a)
Ratios and supplemental data:
Net assets, end of period (in
 000's)...............................  $145,544     $49,903
Ratio of net investment income (loss)
 to average net assets................      0.7%        3.2%(b)
Ratio of expenses to average net
 assets(d)............................      2.4%        2.5%(b)
Portfolio turnover rate +++...........       34%        183%(b)


--------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.


(d) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS



                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                   Class B++                                 Class A+
                                        ---------------------------------------------------------------  -----------------
                                                                                                            Year ended
                                                   Year ended October 31,                                   October 31,
                                        --------------------------------------------  6April 1, 1993 to  -----------------
                                                1995                  1994(c)         October 31, 1993         1995
                                        ---------------------  ---------------------  -----------------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period...                             $          16.87      $   12.68
                                                  -----------            -----------  -----------------  -----------------
Income from investment operations:
  Net investment income (loss).........                                        (0.10)          0.01
  Net realized and unrealized gain
   (loss) on investments...............                                         1.17           4.18
                                                  -----------            -----------  -----------------  -----------------
  Net increase (decrease) from
   investment operations...............                                         1.07           4.19
                                                  -----------            -----------  -----------------  -----------------
Distributions:
  Net investment income................                                        (0.01)         (0.00)
  Net realized gain on investments.....                                        (0.27)         (0.00)
                                                  -----------            -----------  -----------------  -----------------
    Total distributions................                                        (0.28)         (0.00)
                                                  -----------            -----------  -----------------  -----------------
Net asset value, end of period.........                             $          17.66      $   16.87
                                                  -----------            -----------  -----------------  -----------------
Total investment return (d)............                                        6.50%          33.0%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)...                             $      1,184,081      $ 455,335
Ratio of net investment income to
 average net assets....................                                      (0.52)%           0.3%(b)
Ratio of expenses to average net assets
 (e)...................................                                        2.30%           2.5%(b)
Portfolio turnover rate+++.............                                          57%            41%


                                                                                   January 27, 1992
                                                                                   (commencement of
                                                                                    operations) to
                                                1994(c)               1993         October 31, 1992
                                         ---------------------  -----------------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period...       $          16.92     $        11.16       $  11.43
                                                   -----------  -----------------  -----------------
Income from investment operations:
  Net investment income (loss).........                  (0.01)              0.08           0.14*
  Net realized and unrealized gain
   (loss) on investments...............                   1.17               5.83          (0.41)
                                                   -----------  -----------------  -----------------
  Net increase (decrease) from
   investment operations...............                   1.16               5.91          (0.27)
                                                   -----------  -----------------  -----------------
Distributions:
  Net investment income................                  (0.01)             (0.15)         (0.00)
  Net realized gain on investments.....                  (0.27)             (0.00)         (0.00)
                                                   -----------  -----------------  -----------------
    Total distributions................                  (0.28)             (0.15)         (0.00)
                                                   -----------  -----------------  -----------------
Net asset value, end of period.........       $          17.80     $        16.92       $  11.16
                                                   -----------  -----------------  -----------------
Total investment return (d)............                  7.02%              53.6%         (2.4)%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)...       $      1,644,402     $    1,223,340       $442,862
Ratio of net investment income to
 average net assets....................                (0.02)%               0.8%           2.1%*(b)
Ratio of expenses to average net assets
 (e)...................................                  1.80%               2.0%           2.3%*(b)
Portfolio turnover rate+++.............                    57%                41%             4%(b)


--------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by G.T. Capital Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


(a) Not annualized.

(b) Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.


(e) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS


                                                      GT GLOBAL
                                                  FINANCIAL SERVICES
                                                         FUND
                                ------------------------------------------------------
                                                                                                      GT GLOBAL
                                                                                                   INFRASTRUCTURE
                                                                                                        FUND
                                                                                         -----------------------------------
                                                       Class B            Class A                               Class B
                                                   ----------------   ----------------                      ----------------
                                                     May 31, 1994       May 31, 1994                          May 31, 1994
                                                   (commencement of   (commencement of                      (commencement of
                                   Year ended       operations) to     operations) to       Year ended       operations) to
                                October 31, 1995   October 31, 1994   October 31, 1994   October 31, 1995   October 31, 1994
                                ----------------   ----------------   ----------------   ----------------   ----------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................                         $  11.43           $  11.43                             $    11.43
                                ----------------   ----------------   ----------------   ----------------   ----------------
  Income from investment
   operations:
  Net investment income+......                             0.00               0.02                                  (0.01)
  Net realized and unrealized
   gain (loss) on
   investments................                             0.17***            0.17***                                1.03
                                ----------------   ----------------   ----------------   ----------------   ----------------
Net increase (decrease) from
 investment operations........                             0.17               0.19                                   1.02
                                ----------------   ----------------   ----------------   ----------------   ----------------
Net asset value, end of
 period.......................                         $  11.60           $  11.62                             $    12.45
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------   ----------------
Total investment return (c)...                            1.49%(b)           1.66%(b)                               8.92%(b)

Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................                         $  2,235           $  3,175                             $   30,954
Ratio of net investment income
 to average net assets........                            0.16%**(a)         0.66%*(a)                            (0.09)%**(a)
Ratio of expenses to average
 net assets(d)................                            2.90%**(a)         2.40%*(a)                              2.90%**(a)
Portfolio turnover rate++.....

                                                                         GT GLOBAL
                                                                     NATURAL RESOURCES
                                                                            FUND
                                                   ------------------------------------------------------
                                    Class A                               Class B            Class A
                                ----------------                      ----------------   ----------------
                                  May 31, 1994                          May 31, 1994       May 31, 1994
                                (commencement of                      (commencement of   (commencement of
                                 operations) to       Year ended       operations) to     operations) to
                                October 31, 1994   October 31, 1995   October 31, 1994   October 31, 1994
                                ----------------   ----------------   ----------------   ----------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $    11.43                            $    11.43          $  11.43
                                ----------------   ----------------   ----------------   ----------------
  Income from investment
   operations:
  Net investment income+......           0.01                                  0.03              0.06
  Net realized and unrealized
   gain (loss) on
   investments................           1.03                                  0.92              0.92
                                ----------------   ----------------   ----------------   ----------------
Net increase (decrease) from
 investment operations........           1.04                                  0.95              0.98
                                ----------------   ----------------   ----------------   ----------------
Net asset value, end of
 period.......................     $    12.47                            $    12.38          $  12.41
                                ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------
Total investment return (c)...          9.10%(b)                              8.31%(b)          8.57%(b)
Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................     $   23,615                            $   13,404          $ 14,797
Ratio of net investment income
 to average net assets........          0.41%*(a)                             2.13%**(a)        2.63%*(a)
Ratio of expenses to average
 net assets(d)................          2.40%*(a)                             2.90%**(a)        2.40%*(a)
Portfolio turnover rate++.....


--------------

* The annualized ratios of operating expenses and net investment income to average net assets for Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund before reimbursement by G.T. Capital Management, Inc. for the period ended October 31, 1994 would have been 10.32% and (7.26)%; 3.28% and (0.47)%; and 4.38% and 0.65%,
    respectively.

** The annualized ratios of operating expenses and net investment income to average net assets for Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund before reimbursement by G.T. Capital Management, Inc. for the period ended October 31, 1994 would have been 10.82% and (7.76)%; 3.78% and (0.97)%; and 4.88% and 0.15%,
    respectively.

*** The per share amount does not correspond with the net realized and unrealized gain for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

+ The net investment income per share before reimbursement by G.T. Capital Management, Inc. for both classes of shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund would have been reduced by $0.23, $0.02 and $0.04, respectively.


++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS



                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND



                                                                Class B                Class A
                                                         ---------------------  ---------------------
                                                           December 30, 1994      December 30, 1994
                                                           (commencement of       (commencement of
                                                            operations) to         operations) to
                                                           October 31, 1995*      October 31, 1995*
                                                         ---------------------  ---------------------
Per Share Operating Performance:
Net asset value, beginning of period...................        $                      $
                                                                 -------                -------
Income from investment operations:
  Net investment income................................
  Net realized and unrealized gain on investment.......
                                                                 -------                -------
Net increase in net asset value from investment
 operations............................................
                                                                 -------                -------
Distributions:
  Net investment income................................
  Net realized gain on investments.....................
                                                                 -------                -------
    Total distributions................................
                                                                 -------                -------
Net asset value, end of period.........................        $                      $
                                                                 -------                -------
                                                                 -------                -------
Total investment return (c)............................

Ratios and supplemental data:
Net assets, end of period (in 000's)...................
Ratio of net investment income to average net assets:
  With reimbursement by LGT Asset Management...........
  Without reimbursement by LGT Asset Management........
Ratio of expenses to average net assets:
  With reimbursement by LGT Asset Management...........
  Without reimbursement by LGT Asset Management........
Portfolio turnover rate (d)............................


--------------


(a) Annualized.



(b) Not annualized.



(c) Total investment return does not include sales charges.



(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* These selected per share data were calculated based upon weighted average shares outstanding during the period.


                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn invests primarily in equity securities of companies throughout the world that operate in the financial services industry. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund. The Financial Services Portfolio invests in financial services companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Financial Services Fund or the Financial Services Portfolio will achieve its investment objective.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industry, which, in the opinion of LGT Asset Management, stand to benefit from developments in the financial services industry.



In analyzing companies for investment by the Financial Services Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



GLOBAL FINANCIAL SERVICES INDUSTRY INVESTMENT. Examples of financial services companies include those providing financial services to consumers and industry including the following and their foreign equivalents: commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



LGT Asset Management believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in LGT Asset Management's view, as the industry evolves, opportunities will emerge for those companies positioned for the future. Thus, LGT Asset Management expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.


INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund. The Infrastructure Portfolio invests in infrastructure companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Infrastructure Fund or the Infrastructure Portfolio will achieve its investment objective.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and


                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS


preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in the infrastructure industries.



In analyzing companies for investment by the Infrastructure Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/ or computer systems; and other products and services, which, in LGT Asset Management's judgment, constitute services significant to the development of a country's infrastructure.



LGT Asset Management believes that a country's infrastructure is one key to the long-term success of that country's economy. LGT Asset Management believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. LGT Asset Management believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



In the developed countries of North America, Europe, Japan and the south Pacific, LGT Asset Management expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in LGT Asset Management's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



LGT Asset Management believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than those of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund. The Natural Resources Portfolio invests in natural resource companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Natural Resources Fund or the Natural Resources Portfolio will achieve its investment objective.


At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the

                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS


Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in the natural resource industries.



The Natural Resources Portfolio may invest in securities of companies in natural resource industries and commodity groups which, in LGT Asset Management's opinion, may perform well during periods of rising inflation. In analyzing such companies for possible investment by the Natural Resources Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; development of new technologies; efficient service; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in LGT Asset Management's opinion are significant to the ownership and development of natural resources and other basic commodities.



LGT Asset Management will allocate the Natural Resources Portfolio's investments among natural resource companies depending on its assessment of their long-term growth potential. In assessing these companies' long-term growth potential, LGT Asset Management will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



LGT Asset Management believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America are generating new demands for industrial materials that are affecting world commodities markets. LGT Asset Management believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



LGT Asset Management believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. LGT Asset Management believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.


CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund. The Consumer Products and Services Portfolio invests in consumer products and services companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Consumer Products and Services Fund or the Consumer Products and Services Portfolio will achieve its investment objective.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be


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invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of LGT Asset Management, stand to benefit from developments in such industries.



In analyzing companies for investment by the Consumer Products and Services Portfolio, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong management; strong and growing market share; pricing flexibility; effective product development and marketing; excellent products and services; superior perceived value; and general operating characteristics which will enable the companies to compete successfully in their respective markets.



GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: (i) durable goods, such as homes, household goods, automobiles, boats, furniture and appliances, and computers; (ii) non-durable goods, such as food and beverages and apparel; (iii) media, entertainment, broadcasting, publishing and sports-related goods and services, such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging; and (iv) goods and services to companies in the foregoing industries such as advertisers, textile companies and distribution and shipping companies.



The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, LGT Asset Management believes, often offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



LGT Asset Management also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, the former Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive manufacture of consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In LGT Asset Management's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


HEALTH CARE FUND

The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world. The Health Care Fund invests in health care companies, which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings. There is no assurance that the Health Care Fund will achieve its objective.



At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of LGT Asset Management, stand to benefit from developments in the health care industry.



In analyzing companies for investment by the Health Care Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.


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GLOBAL HEALTH CARE INDUSTRY INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.


The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care, however, is a global industry with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industry are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


LGT Asset Management believes that the global health care industry offers attractive long-term supply/demand dynamics. While the U.S., Western Europe, and Japan presently account for over 90% of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, LGT Asset Management believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in LGT Asset Management's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.



In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. LGT Asset Management believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.


TELECOMMUNICATIONS FUND

The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The Telecommunications Fund invests in telecommunications companies which, in the opinion of LGT Asset Management, have potential for above average, long-term growth in sales and earnings on a sustained basis. There is no assurance that the Telecommunications Fund will achieve its objective.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of LGT Asset Management, stand to benefit from developments in the telecommunications industry.



In analyzing companies for investment by the Telecommunications Fund, LGT Asset Management ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



GLOBAL TELECOMMUNICATIONS INDUSTRY INVESTMENT. The telecommunications industry is comprised of a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. LGT Asset Management will allocate the


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Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.



For purposes of the Telecommunications Fund's policy of investing at least 65% of its total assets in the securities of telecommunications companies, the companies in which the Fund will invest are those engaged primarily in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.



LGT Asset Management believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.


GLOBAL INVESTMENTS. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.


For these reasons, LGT Asset Management believes that a portfolio comprised only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. LGT Asset Management uses its financial expertise in markets located throughout the world and the substantial global resources of the GT Group in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, LGT Asset Management seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.



LGT Asset Management allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). LGT Asset Management believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



TEMPORARY DEFENSIVE STRATEGIES. Each Theme Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Theme Portfolio's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt


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securities or high quality money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of the Funds' shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which each Theme Portfolio may invest include, but are not limited to, U.S. or foreign government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-1 by S&P or P-1 by Moody's or, if not rated, determined by LGT Asset Management to be of comparable quality.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. From time to time, it may be advantageous for a Theme Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, a Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares.


A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.
Any Theme Portfolio's borrowings will not exceed 33 1/3% of that Theme Portfolio's total assets, i.e., that Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Theme Portfolio's securities holdings or other factors cause the ratio of the Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow. If a Theme Portfolio's borrowings exceed 5% of its total assets, no additional investments will be made.


SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. The borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or other liquid, high-grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. The Theme Portfolios will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only


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with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.


OTHER POLICIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund up to 10% of its total assets, in securities for which no readily available market exists, so-called "Illiquid Securities." LGT Asset Management believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, each of the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.



The Financial Services Portfolio, Health Care Fund and Telecommunications Fund each currently will not invest more than 5%, and the Infrastructure Portfolio, the Natural Resources Portfolio and the Consumer Products and Services Portfolio no more than 20%, of its total assets in debt securities rated below investment grade, that is, rated below one of the four highest rating categories by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or deemed to be of equivalent quality in the judgment of LGT Asset Management. See "Risk Factors -- Risks Associated with Debt Securities." Debt securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities may include (i) corporate debt securities and (ii) debt instruments issued by governments whose debt is not rated, and are subject to a greater risk of loss of principal and interest than those of securities rated BBB or above by S&P or Baa or above by Moody's. The Theme Portfolios may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."


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                                  RISK FACTORS

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THEME PORTFOLIOS -- GENERAL


Because of the focus of each Theme Portfolio on its industry or industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industry or industries in which it focuses. No Fund should be considered as a complete investment program.


FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO

The value of Financial Services Fund shares may be susceptible to factors affecting the financial services industry. The financial services industry may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services of this industry. Banks, savings institutions and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, including the amounts and types of loans, and the interest rates and fees they can charge. These companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in this industry. Moreover, neither federal insurance of deposits nor governmental regulation ensures the solvency or profitability of commercial banks or thrifts or their holding companies, or insures against any risk of investment in the securities issued by such institutions.


Similar considerations affect the financial services sector in foreign countries. In particular, government regulation in certain foreign countries may include interest rate controls, credit controls and price controls. Moreover, in some cases foreign governments have taken steps to nationalize the operations of certain companies, such as banks, in the financial services sector.


The laws generally separating commercial and investment banking, as well as laws governing the capitalization and regulation of the industry, currently are being studied by U.S. governmental authorities. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition may result from the broadening of regional and national interstate powers, which has led to a decline in the number of publicly traded regional banks, and from the aggressive expansion of larger, publicly held foreign banks. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.



The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies in particular are subject to government regulation and risk due to securities trading and underwriting activities.



Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition, from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates.


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Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability. In addition, significant insurance companies have reported liquidity or solvency difficulties, or have experienced credit rating downgrades.


INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO

In the United States and foreign countries, infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of this industry. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.



In addition, many infrastructure companies, including coal, steel, and other types of companies, have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulation may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth.


NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO

In the United States and foreign countries, natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered.


In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation.

Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.

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CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO

General economic conditions significantly affect consumer products and services companies. The performance of consumer products manufacturers, marketers, retailers and distributors relates closely to the performance of the overall economy, interest rates and consumer confidence. Such performance also depends substantially on disposable household income and consumer spending, both of which are closely tied to the actual or perceived performance of the overall economy. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, consumer products and services in the global marketplace.



Further, competition is keen for many consumer products and services companies. As a result, many consumer products and services companies may be adversely affected and the value of the securities issued by such companies may be subject to increased share price volatility. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. Also, the consumer products and services industries have reacted strongly to technology development and to the threat of government regulation. The consumer products and services may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities, and it is impossible to predict the direction, type or effect of any future government regulation.


HEALTH CARE FUND

The health care industry generally is subject to substantial government regulation; accordingly, changes in government policies or regulation could have a material effect on the demand for products and services offered by health care companies and therefore could affect the performance of the Health Care Fund. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances. Moreover, although the Health Care Fund's portfolio will consist of securities of a substantial number of issuers, the Health Care Fund's status as a "non-diversified" investment company pursuant to the 1940 Act means that, with respect to 50% of the Health Care Fund's total assets, more than 5% may be invested in the securities of a single issuer. Because the Health Care Fund concentrates in health care companies and is non-diversified, the value of the Health Care Fund's shares may fluctuate more widely, and the Health Care Fund may present greater risks than funds investing in a greater number of industries or issuers.


TELECOMMUNICATIONS FUND

The telecommunications industry may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of this industry. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies represented in the Fund are engaged in fierce competition for market share. In recent years, these have been companies providing goods and services such as private and local area networks and telephone set equipment.



FOREIGN INVESTING. Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation,


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                             GT GLOBAL THEME FUNDS

rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Each Theme Portfolio may invest in issuers domiciled in "emerging markets," I.E., those countries determined by LGT Asset Management to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing.



For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.



The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets.



Since the Theme Portfolios may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Theme Portfolios may hold foreign currencies, the Theme Portfolios will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.



RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by each Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Theme Portfolio in that market will be likely to decrease in value.


As discussed above, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."



Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.



The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality


                               Prospectus Page 24

                             GT GLOBAL THEME FUNDS


securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.



Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.



In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of each of the Theme Portfolios and consider their ability to assume the investment risks involved before making an investment.



OTHER RISK FACTORS. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.



LGT Asset Management believes that a global portfolio of investments in the industries represented by the Theme Portfolios may be less subject to market risk (the risk attendant to investing in a particular market) and price fluctuation than a portfolio invested solely in the securities of domestic issuers. Under each of the Theme Portfolios' policies, LGT Asset Management may shift the country allocations of the Theme Portfolios' investments as market conditions in individual countries change. Moreover, the number of different investment opportunities from which the Theme Portfolios may choose is significantly broader than that of a fund with a similar theme investing solely in the securities of U.S. companies.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E.,

                               Prospectus Page 25

                             GT GLOBAL THEME FUNDS

reduce the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. For example, when a Theme Portfolio anticipates making a purchase or sale of a security, that Theme Portfolio may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, a Theme Portfolio may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of that Theme Portfolio's portfolio securities denominated in a foreign currency.


Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that LGT Asset Management intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes. Such stock index options serve to hedge against overall fluctuations in the securities markets generally or in a specific market sector, rather than anticipated increases or decreases in the value of a particular security.



Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


In addition, each Theme Portfolio may purchase and sell put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Code limit the extent to which a Theme Portfolio may enter into forward contracts, futures contracts or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Theme Portfolio might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to segregate


                               Prospectus Page 26

                             GT GLOBAL THEME FUNDS


securities in connection with hedging transactions; and (6) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Theme Portfolio, the Theme Portfolio would be in a better position if it had not hedged at all. A Theme Portfolio may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. Unless specifically noted, the Portfolios' and the Funds' investment policies described in this Prospectus, and in the Statement of Additional Information, including the policies with respect to investment in its particular sector's securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.

OTHER INFORMATION REGARDING THE PORTFOLIOS. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.

The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If the objective of that Portfolio changes and the shareholders of the corresponding Fund do not approve a parallel change in such Fund's investment objective, that Fund would seek an alternative investment vehicle or directly retain its own investment adviser.


As previously described, investors should be aware that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio. LGT Asset Management and GT Global have sponsored traditionally structured funds, and, therefore, have limited experience with funds that invest all their assets in a separate portfolio.


In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same

                               Prospectus Page 27

                             GT GLOBAL THEME FUNDS


public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.


Investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund should be aware that such Funds' investment in its corresponding Portfolio may be materially affected by the actions of large investors in such Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require such Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by that Portfolio. Should such a distribution occur, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and could affect adversely the liquidity of such Funds.


See "Management" for a description of the investment management fee and other expenses associated with the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. This Prospectus and the Statement of Additional Information contain more detailed information about the organizational structure of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of such Funds and their Portfolios; (ii) the Board of Directors and officers of the Company, the Trustees and officers of the Portfolios, the administrator of such Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) such Funds' shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.


                               Prospectus Page 28

                             GT GLOBAL THEME FUNDS


                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with the Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with the Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.



PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                               Prospectus Page 29

                             GT GLOBAL THEME FUNDS


                             HOW TO MAKE EXCHANGES

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Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND WILL RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:



      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND


      -- GT GLOBAL EUROPE GROWTH FUND


      -- GT GLOBAL LATIN AMERICA GROWTH FUND*


      -- GT GLOBAL AMERICA GROWTH FUND


      -- GTGLOBAL AMERICA SMALL CAP
         GROWTH FUND


      -- GT GLOBAL AMERICA VALUE FUND


      -- GT GLOBAL JAPAN GROWTH FUND


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL GOVERNMENT INCOME FUND


      -- GT GLOBAL STRATEGIC INCOME FUND


      -- GT GLOBAL HIGH INCOME FUND


      -- GT GLOBAL DOLLAR FUND

--------------

*   Formerly the G.T. Latin America Growth Fund.


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.



Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.



OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Funds' or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.


                               Prospectus Page 30

                             GT GLOBAL THEME FUNDS


                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on a Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.



Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his or her Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares

                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS


redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.


                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "Dividends, Other Distributions and Federal Income Taxation -- Taxes" and "How to Redeem Shares;" for more information.



Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of such Funds' investment in its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally distributes for its fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class

                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS


    shares of the distributing Fund (or other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS

affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide certain services required by each Fund. The Portfolios' Board of Trustees has overall responsibility for operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios. A majority of the disinterested members (as defined in the 1940 Act) of the Board of Directors of the Company and the Board of Trustees of the Portfolios have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising concerning the Funds and their corresponding Portfolios up to and including creating a separate Board of Trustees for the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays LGT Asset Management administration fees computed daily & payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays such fees, based on the average daily net assets of such Portfolio, directly to LGT Asset Management at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays LGT Asset Management a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On


                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS


January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow. The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:



                      GLOBAL FINANCIAL SERVICES PORTFOLIO



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Analyst for LGT Asset Management from
 San Francisco                                                                   1994 to 1995. From 1992 to 1994, Mr.
                                                                                 Ellman was a student at the Harvard
                                                                                 Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).
                                                                                 From 1990 to 1992, Mr. Ellman was
                                                                                 employed by the Federal Reserve Bank
                                                                                 of New York as an international bank
                                                                                 examiner.


                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS


                                           GLOBAL INFRASTRUCTURE PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1993. From 1992 to
                                                                                 1993, Mr. Sherry was Senior
                                                                                 Securities Analyst for Franklin
                                                                                 Resources, Inc. (San Mateo, CA). From
                                                                                 1990 to 1992, he was a student at
                                                                                 University of California at Los
                                                                                 Angeles Graduate School of Business
                                                                                 (where he received a Master of
                                                                                 Business Administration.) Prior
                                                                                 thereto, he was an Assistant
                                                                                 Treasurer with Brown Brothers
                                                                                 Harriman (NY).

Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1993. From 1991 to
                                                                                 1993, Mr. Mahoney was an Investment
                                                                                 Analyst for LGT Asset Management.
                                                                                 From 1989 to 1991, he was a student
                                                                                 at Stanford Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration). Prior
                                                                                 thereto, he was a Management
                                                                                 Consultant for Bain & Co., management
                                                                                 consulting (Boston).


                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS


                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Charles A. Wall                         Portfolio Manager since Portfolio       Portfolio Manager for LGT Management
 Sydney                                  inception in 1994                       (Australia) Ltd. since 1992. Prior
                                                                                 thereto, Mr. Wall was an economist
                                                                                 for Baring Securities (Sydney).

Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1994. Analyst for
                                                                                 LGT Asset Management from 1992 to
                                                                                 1994. From 1990 to 1992, Mr. Webb was
                                                                                 a student at the University of
                                                                                 Pennsylvania, Wharton School of
                                                                                 Business. During 1989, he was Vice
                                                                                 President, Citicorp Investment Bank
                                                                                 of Los Angeles. Prior thereto, he was
                                                                                 a Bond Trader, Trust Co. of the West
                                                                                 (Los Angeles).

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception in 1994                       Management since 1994. Analyst for
                                                                                 LGT Asset Management from 1992 to
                                                                                 1994. From 1990 to 1992, Mr. Webb was
                                                                                 a student at the University of
                                                                                 Pennsylvania, Wharton School of
                                                                                 Business. During 1989, he was Vice
                                                                                 President, Citicorp Investment Bank
                                                                                 of Los Angeles. Prior thereto, he was
                                                                                 a Bond Trader, Trust Co. of the West
                                                                                 (Los Angeles).


                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS


                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Edward R. Gomoll                        Portfolio Manager since Fund inception  Portfolio Manager for LGT Asset
 San Francisco                           in 1989                                 Management.

Michael Yellen                          Research Analyst since 1994             Research analyst for LGT Asset
 San Francisco                                                                   Management since 1994. From 1991 to
                                                                                 1994, Mr. Yellen was a securities
                                                                                 analyst and co-portfolio manager for
                                                                                 Franklin Resources, Inc. (San Mateo,
                                                                                 CA). Prior thereto, Mr. Yellen was a
                                                                                 student at Stanford University, where
                                                                                 he received a Bachelor's Degree in
                                                                                 International Relations.

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1993. From 1991 to
                                                                                 1993, Mr. Mahoney was an Investment
                                                                                 Analyst for LGT Asset Management.
                                                                                 From 1989 to 1991, he was a student
                                                                                 at Stanford Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration). Prior
                                                                                 thereto, he was a Management
                                                                                 Consultant for Bain & Co., management
                                                                                 consulting (Boston).

David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1993. From 1992 to
                                                                                 1993, Mr. Sherry was Senior
                                                                                 Securities Analyst for Franklin
                                                                                 Resources, Inc. (San Mateo, CA). From
                                                                                 1990 to 1992, he was a student at
                                                                                 University of California at Los
                                                                                 Angeles Graduate School of Business
                                                                                 (where he received a Master of
                                                                                 Business Administration). Prior
                                                                                 thereto, he was an Assistant
                                                                                 Treasurer with Brown Brothers
                                                                                 Harriman (NY).


                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS



In addition, in managing the Theme Portfolios these individuals utilize the research and related work of other members of LGT Asset Management's investment staff.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of the Funds' Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.



LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS


                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by each Fund and contain each Fund's financial statements. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987 and is registered with the SEC as an open-end management investment company. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class. For the fiscal year ended October 31, 1994, total operating expenses for the Class A shares were 2.40% for Financial Services Fund, 2.40% for Infrastructure Fund, 2.40% for Natural Resources Fund, 1.98% for Health Care Fund, 1.80% for Telecommunications Fund, and 2.28% for Consumer Products and Services Fund, respectively, of average net assets.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS


deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1994, total operating expenses for the Class B shares were 2.90% for Financial Services Fund, 2.90% for Infrastructure Fund, 2.90% for Natural Resources Fund, 2.48% for Health Care Fund, and 2.30% for Telecommunications Fund, respectively, of average net assets.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund, 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. 100 million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.

Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. As is true for many investment companies, a majority of the outstanding voting securities can control the results of certain shareholder votes. Because a Portfolio investors' votes are proportionate to their percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund's redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are called to vote on matters related to its corresponding Portfolio, the Directors of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of its corresponding Fund.


Each investor in a Portfolio, including its corresponding Fund, generally may add to or reduce its investment in that Portfolio on each day the NYSE


                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

is open for trading. As of the close of regular trading on the NYSE on each such day, the value of each such investor's beneficial interest in that Portfolio will be determined by multiplying the net asset value of that Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in that Portfolio. Any additions or reductions, which are to be effected as of the close of the regular trading on the NYSE, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in that Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in that Portfolio as of the close of regular trading on the NYSE, on such day plus or minus, as the case may be, the amount of net additions to or reductions from the investor's investment in that Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of that Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in that Portfolio by all investors in that Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in that Portfolio as of the close of regular trading on the NYSE, on the following day the NYSE is open for trading.

Each Fund, except the Health Care Fund, is classified as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of the Fund's total assets: (i) no more than 5% will be invested in the securities of any one issuer, and (ii) each Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. The Health Care Fund is a "non-diversified" investment company under the 1940 Act, which means that, with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.


PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Funds' results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at 50 California Street, 27th Floor, San Francisco, CA 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Portfolios, Health Care Fund and Telecommunications Fund.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP, also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 48

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138



     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."



                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------


AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full riGT power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES


CHECKWRITING PRIVILEGE


Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ /_Check here if desired. You will be sent a book of checks.


CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ /_Pay capital gain distributions only in cash___/ /_Pay dividends only in cash___/ /_Pay capital gain distributions AND dividends in cash.


SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name

-----------------------------------------


TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.



FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                             GT GLOBAL THEME FUNDS


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT GT GLOBAL OR YOUR FINANCIAL ADVISOR.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, INC., GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                   THEPV506040MC

                         [LOGO]GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS


                        PROSPECTUS -- FEBRUARY 29, 1996


--------------------------------------------------------------------------------


GT GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio.



GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States, (2) developed foreign countries, and (3) emerging markets.



GT GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. THE FUND, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS ITS INVESTMENT OBJECTIVES BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL HIGH INCOME PORTFOLIO ("PORTFOLIO") AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY LGT ASSET MANAGEMENT, INC., WITH INVESTMENT OBJECTIVES THAT ARE IDENTICAL TO THOSE OF THE FUND. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "INVESTMENT OBJECTIVES AND POLICIES -- HIGH INCOME FUND."



There can be no assurance that the Funds or the Portfolio will achieve their investment objectives.



The Government Income Fund, the Strategic Income Fund and the High Income Fund (collectively, the "Funds") are mutual funds, organized as non-diversified series of G.T. Investment Funds, Inc. The investment manager and administrator of the Government Income Fund, the Strategic Income Fund and the Portfolio and the administrator of the High Income Fund, is LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc. LGT Asset Management and its worldwide affiliates are part of the Liechtenstein Global Trust, formerly BIL GT Group Limited, a global provider of asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.



The Funds are designed for long-term investors and not as trading vehicles, they do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."



THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS".


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


FOR FURTHER INFORMATION, CALL (800) 824-1580 OR YOUR FINANCIAL ADVISOR.


--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         10
Risk Factors..............................................................................         21
How To Invest.............................................................................         26
How To Make Exchanges.....................................................................         27
How to Redeem Shares......................................................................         28
Shareholder Account Manual................................................................         30
Calculation of Net Asset Value............................................................         31
Dividends, Other Distributions and Federal Income Taxation................................         31
Management................................................................................         33
Other Information.........................................................................         36
Appendix A -- Description of Debt Ratings.................................................         40


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objectives and
  Principal Investments:

  Government Income Fund:      Primarily  seeks high current income and secondarily seeks capital appreciation and protection of  principal; invests principally  in
                               U.S. and foreign government obligations

  Strategic Income Fund:       Primarily  seeks high current income and secondarily seeks capital appreciation;  allocates  its  assets  among  debt  securities  of issuers  in  three investment  areas: (1)  the United  States, (2)
                               developed foreign countries and (3) emerging markets, and  selects particular  securities  in  each sector  based  on  their relative investment merit

  High Income Fund:            Primarily seeks high current income and secondarily seeks  capital appreciation. The Fund invests all of its investable assets in the
                               High  Income Portfolio, which invests primarily in debt securities in emerging markets

Investment Manager and Ad-     LGT Asset Management,  part of the  Liechtenstein Global Trust,  a
  ministrator:                 provider  of global asset management  and private banking products and services to individual  and institutional investors  entrusted with approximately $45 billion in total assets

                               Advisor  Class shares are offered through a separate Prospectus to
Advisor Class Shares:          (a) trustees or other  fiduciaries purchasing shares for  employee benefit  plans which are sponsored  by organizations which have at least 1,000 employees;  (b) any  account with assets  of at  least
                               $25,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee of at least .50% on the assets in the account; (c) any account with assets  of at least  $25,000 if (i)  such account  is established  under  a "wrap  fee"  program, and  (ii)  the account holder pays the sponsor of such program an annual fee of at  least
                               .50%  on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with the GT Group; and  (e)
                               any of the companies comprising or affiliated with the GT Group

Exchange Privileges:           Advisor Class shares of one Fund may only be exchanged for Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission

Dividends and Other Distribu-  Dividends   paid  monthly  from  net  investment  income  and  net
  tions:                       short-term capital gains; other  distributions paid annually  from realized  net  capital gain  and net  realized gains  from foreign currency transactions, if any


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Reinvestment:                  Dividends and  distributions may  be reinvested  in Advisor  Class shares of the distributing Fund or of other GT Global Mutual Funds

Net Asset Values:              Advisor  Class  shares  are expected  to  be quoted  daily  in the financial section of most newspapers


                            ------------------------


INVESTMENT MANAGER. LGT Asset Management is the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Portfolio and the administrator for the High Income Fund. LGT Asset Management provides investment management services to other entities with organizational structures similar to that of the Portfolio and to the other GT Global Mutual Funds, as well as other institutional, corporate and individual clients. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, total assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising the Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT POLICIES AND OBJECTIVES. The Funds are mutual funds, each of which is organized as a non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Government Income Fund seeks its investment objective by investing primarily in high quality debt obligations allocated among diverse markets and denominated in both U.S. and foreign currencies. Under normal circumstances, the Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. or foreign governments, their agencies, authorities and instrumentalities, and may invest a portion of its assets in high quality debt securities of U.S. and foreign companies. The Fund currently expects to choose its investments principally from the obligations of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia. See "Investment Objectives and Policies."



The Strategic Income Fund seeks its investment objective by investing primarily in debt obligations allocated among diverse international markets and denominated in both U.S. and foreign currencies. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated investment grade or, if not rated, deemed to be of comparable quality in the judgment of LGT Asset Management. No more than 50% of the Fund's total assets may be invested in U.S. and foreign debt and other fixed income securities that are rated lower than investment grade. The Fund allocates its assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. See "Investment Objectives and Policies."



The High Income Fund seeks its objectives by investing all of its investable assets in the Portfolio, which normally invests at least 65% of its total assets in debt securities of issuers in emerging markets. The Portfolio may invest in bonds, notes and debentures of emerging market governments as well as debt securities issued or guaranteed by such governments' agencies or instrumentalities, by the central banks of emerging market countries or by banks or other companies in such countries. See "Investment Objectives and Policies."


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT TECHNIQUES AND RISK FACTORS. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the debt securities held by each Fund and the Portfolio generally fluctuates inversely with interest rate movements based on:
(1) changes in the actual and perceived creditworthiness of the issuers of such securities and (2) based on changes in foreign currency exchange rates.


The Government Income Fund, the Strategic Income Fund and the Portfolio have high portfolio turnover rates. See "Investment Objectives and Policies -- Other Information."


Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Changes in foreign currency exchange rates affect a Fund's net asset value, earnings and gains and losses realized on sales of securities. Some foreign currency values may be volatile and it is possible that a government will intervene in the currency markets or impose controls on currency exchanges. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Government Income Fund's, the Strategic Income Fund's and the Portfolio's participation in the currency, options and futures markets involves certain risks and transaction costs. Because of the special risks associated with investing in emerging markets and with borrowing for investment purposes, an investment in the Strategic Income Fund and the High Income Fund should be considered speculative.



Many of the debt obligations purchased by the Strategic Income Fund and most of the debt obligations purchased by the Portfolio are the equivalent of high yield, high risk bonds. Investment by the Strategic Income Fund and the Portfolio in debt securities rated below investment grade involves a high degree of risk. Such investments are considered speculative by the rating agencies. See "Risk Factors."



There is no assurance that any Fund or the Portfolio will achieve its investment objectives. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.



PURCHASES AND REDEMPTIONS. Advisor Class shares of each Fund's common stock are available through Financial Advisors that have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed through the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of each Fund, the annual operating expenses for the Government Income Fund, and the Strategic Income Fund, and the aggregate annual operating expenses for the High Income Fund and the Portfolio are reflected in the following tables:*



                                                                              GOVERNMENT      STRATEGIC IN-     HIGH INCOME
                                                                              INCOME FUND       COME FUND          FUND
                                                                            ---------------  ---------------  ---------------
                                                                             ADVISOR CLASS    ADVISOR CLASS    ADVISOR CLASS
                                                                            ---------------  ---------------  ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering
    price)................................................................          None             None             None
  Sales charges on reinvested distributions to shareholders...............          None             None             None
  Maximum contingent deferred sales charge................................          None             None             None
  Redemption charges......................................................          None             None             None
  Exchange fees:
    -- On first four exchanges each year..................................          None             None             None
    -- On each additional exchange........................................     $    7.50        $    7.50        $    7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...........................              %                %                %
  12b-1 service and distribution expenses.................................          None             None             None
  Other expenses..........................................................
                                                                                 -------          -------          -------
  Total Fund Operating Expenses...........................................              %                %                %
                                                                                 -------          -------          -------
                                                                                 -------          -------          -------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return*:



                                                                 ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                                                                  -----          ------         -----          -----
Government Income Fund......................................
  Advisor Class Shares......................................   $              $                      N/A            N/A
Strategic Income Fund.......................................
  Advisor Class Shares......................................                                         N/A            N/A
High Income Fund............................................
  Advisor Class Shares......................................                                         N/A            N/A


--------------


* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B EXPENSES FOR THE FUNDS BASED ON THE FUNDS' FISCAL YEARS ENDED OCTOBER 31, 1995. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. The transfer agent fees are calculated on a per account and per transaction basis rather than on the basis of average net assets. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.


                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Government Income Fund, the Strategic Income Fund, and the High Income Fund for the periods shown. For the period March 29, 1988 to October 21, 1992, the Strategic Income Fund operated under the name GT Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1995 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information. Financial information is not presented for Advisor Class shares because no shares of that class were outstanding prior to June 1, 1995.


                             GOVERNMENT INCOME FUND

                                                                                 CLASS B+
                                                              -----------------------------------------------
                                                                                                     OCT. 22,
                                                                   YEAR ENDED OCTOBER 31,            1992 TO
                                                              ---------------------------------      OCT. 31,
                                                                1995    1994(C)       1993(C)          1992
                                                              --------  --------     ----------      --------
Per Share Operating Performance:
Net asset value, beginning of year..........................            $  11.07      $    9.83       $ 9.87
                                                              --------  --------     ----------      --------
Income from investment operations:
  Net investment income.....................................                0.59           0.67         0.02
  Net realized and unrealized gain (loss) on investments....               (1.52)          1.34        (0.06)
                                                              --------  --------     ----------      --------
  Net increase (decrease) from investment operations........               (0.93)          2.01        (0.04)
                                                              --------  --------     ----------      --------
Distributions:
  Net investment income.....................................               (0.59)         (0.67)       (0.00)
  Net realized gain on investments..........................               (0.27)         (0.00)       (0.00)
  In excess of net realized gain on investments.............               (0.54)         (0.00)       (0.00)
  Return of capital.........................................               (0.10)         (0.00)       (0.00)
  Sources other than net income.............................               (0.00)         (0.10)       (0.00)
                                                              --------  --------     ----------      --------
    Total distributions.....................................               (1.50)         (0.77)       (0.00)
                                                              --------  --------     ----------      --------
Net asset value, end of year................................            $   8.64      $   11.07       $ 9.83
                                                              --------  --------     ----------      --------
                                                              --------  --------     ----------      --------
Total investment return (d).................................               (9.39)%         21.1%        (0.4)%(a)
                                                              --------  --------     ----------      --------
                                                              --------  --------     ----------      --------
Ratios and supplemental data:

Net assets, end of year (in 000's)..........................            $262,405      $ 182,972       $2,624
Ratio of net investment income to average net assets........                6.22%           6.5%         8.0%(b)
Ratio of expenses to average net assets (e).................                1.98%           2.0%         1.9%(b)
Portfolio turnover rate +++.................................                 625%           495%         351%

                                                             CLASS A++
                                                             ----------

                                                             YEAR ENDED
                                                              OCTOBER
                                                                31,
                                                             ----------
                                                                1995
                                                             ----------
Per Share Operating Performance:
Net asset value, beginning of year..........................
                                                             ----------
Income from investment operations:
  Net investment income.....................................
  Net realized and unrealized gain (loss) on investments....
                                                             ----------
  Net increase (decrease) from investment operations........
                                                             ----------
Distributions:
  Net investment income.....................................
  Net realized gain on investments..........................
  In excess of net realized gain on investments.............
  Return of capital.........................................
  Sources other than net income.............................
                                                             ----------
    Total distributions.....................................
                                                             ----------
Net asset value, end of year................................
                                                             ----------
                                                             ----------
Total investment return (d).................................
                                                             ----------
                                                             ----------
Ratios and supplemental data:
Net assets, end of year (in 000's)..........................
Ratio of net investment income to average net assets........
Ratio of expenses to average net assets (e).................
Portfolio turnover rate +++.................................


                                                              1994(C)     1993(C)     1992       1991       1990       1989
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Per Share Operating Performance:
Net asset value, beginning of year.......................... $    11.07  $    9.83  $   10.29  $   10.46  $   10.45  $   10.86
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Income from investment operations:
  Net investment income.....................................       0.65       0.74       0.92       0.99       1.18       1.15
  Net realized and unrealized gain (loss) on investments....      (1.52)      1.34      (0.31)     (0.07)     (0.02)     (0.35)
                                                             ----------  ---------  ---------  ---------  ---------  ---------
  Net increase (decrease) from investment operations........      (0.87)      2.08       0.61       0.92       1.16       0.80
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Distributions:
  Net investment income.....................................      (0.65)     (0.74)     (0.83)     (1.00)     (1.15)     (1.20)
  Net realized gain on investments..........................      (0.27)     (0.00)     (0.13)     (0.09)     (0.00)     (0.00)
  In excess of net realized gain on investments.............      (0.55)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  Return of capital.........................................      (0.10)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  Sources other than net income.............................      (0.00)     (0.10)     (0.11)     (0.00)     (0.00)     (0.01)
                                                             ----------  ---------  ---------  ---------  ---------  ---------
    Total distributions.....................................      (1.57)     (0.84)     (1.07)     (1.09)     (1.15)     (1.21)
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of year................................ $     8.63  $   11.07  $    9.83  $   10.29  $   10.46  $   10.45
                                                             ----------  ---------  ---------  ---------  ---------  ---------
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Total investment return (d).................................      (8.87)%      21.9%       6.3%       9.4%      11.9%       7.2%
                                                             ----------  ---------  ---------  ---------  ---------  ---------
                                                             ----------  ---------  ---------  ---------  ---------  ---------
Ratios and supplemental data:
Net assets, end of year (in 000's).......................... $  502,094  $ 708,301  $ 623,387  $ 399,200  $ 259,726  $ 122,526
Ratio of net investment income to average net assets........       6.87%       7.1%       9.0%       9.5%      11.4%      10.7%
Ratio of expenses to average net assets (e).................       1.33%       1.4%       1.6%       1.6%       1.8%       1.7%
Portfolio turnover rate +++.................................        625%       495%       351%       326%       334%       413%


                                                             MAR. 29, 1988
                                                              (COMMENCE-
                                                                MENT OF
                                                              OPERATIONS)
                                                              TO OCT. 31,
                                                                 1988
                                                             -------------
Per Share Operating Performance:
Net asset value, beginning of year.......................... $  11.43
                                                             -------------
Income from investment operations:
  Net investment income.....................................     0.49*
  Net realized and unrealized gain (loss) on investments....    (0.44)
                                                             -------------
  Net increase (decrease) from investment operations........     0.05
                                                             -------------
Distributions:
  Net investment income.....................................    (0.49)
  Net realized gain on investments..........................    (0.12)
  In excess of net realized gain on investments.............    (0.00)
  Return of capital.........................................    (0.00)
  Sources other than net income.............................    (0.01)
                                                             -------------
    Total distributions.....................................    (0.62)
                                                             -------------
Net asset value, end of year................................ $  10.86
                                                             -------------
                                                             -------------
Total investment return (d).................................      1.1%(a)
                                                             -------------
                                                             -------------
Ratios and supplemental data:
Net assets, end of year (in 000's).......................... $ 57,063
Ratio of net investment income to average net assets........     7.48%*(b)
Ratio of expenses to average net assets (e).................     1.80%*(b)
Portfolio turnover rate +++.................................      291%(b)


--------------

+   Commencing October 22, 1992, the Fund began offering Class B shares.

++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Net of $0.01 per share of Fund operating expenses reimbursed by LGT Asset Management, Inc.


(a) Not annualized.

(b) Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.


(e) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                                 CLASS B+
                                                              -----------------------------------------------
                                                                                                     OCT. 22,
                                                                   YEAR ENDED OCTOBER 31,            1992 TO
                                                              ---------------------------------      OCT. 31,
                                                                1995      1994        1993(C)          1992
                                                              --------  --------     ----------      --------
Per Share Operating Performance:
Net asset value, beginning of year..........................            $  13.60      $   11.24       $11.36
                                                              --------  --------     ----------      --------
Income from investment operations:
  Net investment income.....................................                0.73           0.89         0.01
  Net realized and unrealized gain (loss) on investments....               (2.14)          2.85        (0.13)
                                                              --------  --------     ----------      --------
  Net increase (decrease) from investment operations........               (1.41)          3.74        (0.12)
                                                              --------  --------     ----------      --------
Distributions:
  Net investment income.....................................               (0.72)         (0.89)       (0.00)
  Net realized gain on
   investments..............................................               (0.38)         (0.37)       (0.00)
  Sources other than net income.............................               (0.00)         (0.12)       (0.00)
  Return of capital.........................................               (0.21)         (0.00)       (0.00)
                                                              --------  --------     ----------      --------
    Total distributions.....................................               (1.31)         (1.38)       (0.00)
                                                              --------  --------     ----------      --------
Net asset value, end of period..............................            $  10.88      $   13.60       $11.24
                                                              --------  --------     ----------      --------
                                                              --------  --------     ----------      --------
Total investment return (d).................................              (11.02)%         36.2%        (1.1)%(a)
                                                              --------  --------     ----------      --------
                                                              --------  --------     ----------      --------

Ratios and supplemental data:
Net assets, end of year (in 000's)..........................            $458,550      $ 310,431       $  533
Ratio of net investment income to average net assets........                6.09%           6.5%         N/A(b)
Ratio of expenses to average net assets (f).................                2.05%           2.4%         N/A(b)
Ratio of interest expenses to average net assets............                0.10%           N/A          N/A
Portfolio turnover rate+++..................................                 583%           310%         418%

                                                             CLASS A++
                                                             ----------

                                                             YEAR ENDED
                                                              OCTOBER
                                                                31,
                                                             ----------
                                                                1995
                                                             ----------
Per Share Operating Performance:
Net asset value, beginning of year..........................
                                                             ----------
Income from investment operations:
  Net investment income.....................................
  Net realized and unrealized gain (loss) on investments....
                                                             ----------
  Net increase (decrease) from investment operations........
                                                             ----------
Distributions:
  Net investment income.....................................
  Net realized gain on
   investments..............................................
  Sources other than net income.............................
  Return of capital.........................................
                                                             ----------
    Total distributions.....................................
                                                             ----------
Net asset value, end of period..............................
                                                             ----------
                                                             ----------
Total investment return (d).................................
                                                             ----------
                                                             ----------
Ratios and supplemental data:
Net assets, end of year (in 000's)..........................
Ratio of net investment income to average net assets........
Ratio of expenses to average net assets (f).................
Ratio of interest expenses to average net assets............
Portfolio turnover rate+++..................................


                                                                1994      1993(C)      1992        1991        1990        1989
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of year.......................... $    13.61   $   11.25   $  10.91   $   11.20   $   11.17   $   11.25
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.....................................       0.79        0.96       0.86        0.84*       1.04*       0.82*
  Net realized and unrealized gain (loss) on investments....      (2.14)       2.85       0.31       (0.02)      (0.17)      (0.10)
                                                             ----------  ----------  ---------  ----------  ----------  ----------
  Net increase (decrease) from investment operations........      (1.35)       3.81       1.17        0.82        0.87        0.72
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Distributions:
  Net investment income.....................................      (0.79)      (0.96)     (0.83)      (0.60)      (0.84)      (0.80)
  Net realized gain on
   investments..............................................      (0.38)      (0.37)     (0.00)      (0.51)      (0.00)      (0.00)
  Sources other than net income.............................      (0.00)      (0.12)     (0.00)      (0.00)      (0.00)      (0.00)
  Return of capital.........................................      (0.21)      (0.00)     (0.00)      (0.00)      (0.00)      (0.00)
                                                             ----------  ----------  ---------  ----------  ----------  ----------
    Total distributions.....................................      (1.38)      (1.45)     (0.83)      (1.11)      (0.84)      (0.80)
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Net asset value, end of period.............................. $    10.88   $   13.61   $  11.25   $   10.91   $   11.20   $   11.17
                                                             ----------  ----------  ---------  ----------  ----------  ----------
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Total investment return (d).................................     (10.44)%       37.0%      11.1%        7.7%        8.3%        6.8%

                                                             ----------  ----------  ---------  ----------  ----------  ----------
                                                             ----------  ----------  ---------  ----------  ----------  ----------
Ratios and supplemental data:
Net assets, end of year (in 000's).......................... $  275,241   $ 287,870   $ 83,849   $  55,967   $  44,545   $  37,820
Ratio of net investment income to average net assets........       6.74%        7.2%       7.6%        7.2%*        9.6%*        7.7
%*
Ratio of expenses to average net assets (f).................       1.40%        1.7%       1.8%        1.9%*        1.9%*        1.8
%*
Ratio of interest expenses to average net assets............       0.10%        N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate+++..................................        583%        310%       418%        630%        501%        385%


                                                             MAR. 29, 1988
                                                              (COMMENCE-
                                                                MENT OF
                                                              OPERATIONS)
                                                              TO OCT. 31,
                                                                 1988
                                                             -------------
Per Share Operating Performance:
Net asset value, beginning of year..........................  $  11.43
                                                             -------------
Income from investment operations:
  Net investment income.....................................      0.45*
  Net realized and unrealized gain (loss) on investments....     (0.24)
                                                             -------------
  Net increase (decrease) from investment operations........      0.21
                                                             -------------
Distributions:
  Net investment income.....................................     (0.39)
  Net realized gain on
   investments..............................................     (0.00)
  Sources other than net income.............................     (0.00)
  Return of capital.........................................     (0.00)
                                                             -------------
    Total distributions.....................................     (0.39)
                                                             -------------
Net asset value, end of period..............................  $  11.25
                                                             -------------
                                                             -------------
Total investment return (d).................................       1.2%(a)
                                                             -------------
                                                             -------------
Ratios and supplemental data:
Net assets, end of year (in 000's)..........................  $ 21,830
Ratio of net investment income to average net assets........      7.22%*(e)
Ratio of expenses to average net assets (f).................      1.70%*(e)
Ratio of interest expenses to average net assets............       N/A
Portfolio turnover rate+++..................................       340%


--------------

+   Commencing October 22, 1992, the Fund began offering Class B shares.

++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by LGT Asset Management, Inc. of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


(a) Not annualized.

(b) Ratios not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.


(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                                                                                   AVERAGE        AVERAGE NUMBER OF
                                                             AMOUNT OF DEBT    AMOUNT OF DEBT       FUND'S SHARES
                                                             OUTSTANDING AT      OUTSTANDING         OUTSTANDING
                                                              END OF PERIOD   DURING THE PERIOD   DURING THE PERIOD
                                                             ---------------  -----------------  -------------------
Year Ended October 31, 1995................................

                                                                    AVERAGE
                                                                AMOUNT OF DEBT
                                                                   PER SHARE
                                                               DURING THE PERIOD
                                                             ---------------------
Year Ended October 31, 1995................................


                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND

                                                             CLASS B+                                   CLASS A++
                                       ----------------------------------------------------       ----------------------
                                                                           OCTOBER 22, 1992
                                                                            (COMMENCEMENT
                                           YEAR ENDED OCTOBER 31,           OF OPERATIONS)        YEAR ENDED OCTOBER 31,
                                       ------------------------------       TO OCTOBER 31,        ----------------------
                                         1995    1994(C)     1993(C)             1992               1995        1994(C)
                                       --------  --------    --------      ----------------       --------      --------
Per Share Operating Performance:
Net asset value, beginning of year...            $  14.90    $  11.43           $11.43                          $  14.92
                                       --------  --------    --------          -------            --------      --------
Income from investment operations:
  Net investment income..............                0.86        0.70             0.00                              0.94
  Net realized and unrealized gain
   (loss) on investments.............               (1.85)       3.90             0.00                             (1.87)
                                       --------  --------    --------          -------            --------      --------
  Net increase (decrease) from
   investment operations.............               (0.99)       4.60             0.00                             (0.93)
                                       --------  --------    --------          -------            --------      --------
Distributions:
  Net investment income..............               (0.86)      (0.70)           (0.00)                            (0.94)
  Net realized gain on investments...               (0.27)      (0.00)           (0.00)                            (0.27)
  In excess of net realized gain on
   investments.......................               (0.22)      (0.00)           (0.00)                            (0.22)
  Sources other than net income......               (0.00)      (0.43)           (0.00)                            (0.00)
                                       --------  --------    --------          -------            --------      --------
    Total distributions..............               (1.35)      (1.13)           (0.00)                            (1.43)
                                       --------  --------    --------          -------            --------      --------
Net asset value, end of year.........            $  12.56    $  14.90           $11.43                          $  12.56
                                       --------  --------    --------          -------            --------      --------
                                       --------  --------    --------          -------            --------      --------
Total investment return (e)..........               (6.99)%      42.6%             0.0%(b)                         (6.45)%
                                       --------  --------    --------          -------            --------      --------
                                       --------  --------    --------          -------            --------      --------

Ratios and supplemental data:
Net assets, end of period (in
  000's).............................            $232,423    $127,035           $   53                          $167,974
Ratio of net investment income (loss)
  to average net assets..............                6.35%        5.8%             n/a(d)                           7.00%
Ratio of operating expenses to
  average net assets.................                2.22%        2.8%             n/a(d)                           1.57%
Ratio of interest expense to average
  net assets.........................                0.22%        N/A              N/A                              0.22%
Portfolio Turnover Rate +++..........          %         %           %                %                   %            %


                                                     OCTOBER 22, 1992
                                                      (COMMENCEMENT
                                                      OF OPERATIONS)
                                                      TO OCTOBER 31,
                                       1993(C)             1992
                                       --------      ----------------
Per Share Operating Performance:
Net asset value, beginning of year...  $  11.43           $11.43
                                       --------          -------
Income from investment operations:
  Net investment income..............      0.78             0.00
  Net realized and unrealized gain
   (loss) on investments.............      3.92             0.00
                                       --------          -------
  Net increase (decrease) from
   investment operations.............      4.70             0.00
                                       --------          -------
Distributions:
  Net investment income..............     (0.78)           (0.00)
  Net realized gain on investments...     (0.00)           (0.00)
  In excess of net realized gain on
   investments.......................     (0.00)           (0.00)
  Sources other than net income......     (0.43)           (0.00)
                                       --------          -------
    Total distributions..............     (1.21)           (0.00)
                                       --------          -------
Net asset value, end of year.........  $  14.92           $11.43
                                       --------          -------
                                       --------          -------
Total investment return (e)..........      43.6%             0.0%(b)
                                       --------          -------
                                       --------          -------
Ratios and supplemental data:
Net assets, end of period (in
  000's).............................  $143,171           $  207
Ratio of net investment income (loss)
  to average net assets..............       6.4%             n/a(d)
Ratio of operating expenses to
  average net assets.................       2.2%             n/a(d)
Ratio of interest expense to average
  net assets.........................       N/A              N/A
Portfolio Turnover Rate +++..........          %                %


--------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.


(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


+   Commencing October 22, 1992, the Fund began offering Class B shares.

++ All capital shares issued and outstanding as of October 21, 1992 were as Class A shares.


+++ Portfolio Turnover Rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares being issued.



                                                                 AVERAGE        AVERAGE NUMBER OF          AVERAGE
                                           AMOUNT OF DEBT    AMOUNT OF DEBT       FUND'S SHARES        AMOUNT OF DEBT
                                           OUTSTANDING AT      OUTSTANDING         OUTSTANDING            PER SHARE
                                            END OF PERIOD   DURING THE PERIOD   DURING THE PERIOD     DURING THE PERIOD
                                           ---------------  -----------------  -------------------  ---------------------
Year Ended October 31, 1995..............


                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------


GOVERNMENT INCOME FUND


The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure. There is no assurance that the Fund's investment objectives will be achieved.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P") or, if not rated, determined to be of comparable quality by LGT Asset Management. A description of the Moody's and S&P ratings is included in the Appendix to this Prospectus.



The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by LGT Asset Management to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).



The Fund may invest up to 10% of its total assets in "illiquid securities." The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



The Fund may also invest up to 35% of its total assets in a combination of: (a) foreign government securities that are not high quality but are at least "investment grade," i.e., not rated below the fourth highest ratings category of Moody's or S&P or, if not rated, determined by LGT Asset Management to be of comparable quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (c) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.



LGT Asset Management allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. LGT Asset Management selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.



STRATEGIC INCOME FUND


The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation. There is no assurance that the Fund's investment objectives will be achieved.


The Strategic Income Fund invests in debt securities of issuers in three investment areas: (1) the United States, (2) developed foreign countries, and
(3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities.


                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS

Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade or, if not rated, determined by LGT Asset Management to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest. See "Risk Factors."



The Fund considers "emerging markets" to consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will consider investment in the following emerging markets:



Algeria                  Jordan
Argentina                Kenya
Bolivia                  Malaysia
Botswana                 Mauritius
Brazil                   Mexico
Bulgaria                 Morocco
Chile                    Nicaragua
China                    Nigeria
Colombia                 Pakistan
Costa Rica               Panama
Cyprus                   Peru
Czech Republic           Philippines
Dominican                Poland
 Republic                Portugal
Ecuador                  Russia
Egypt                    Singapore
El Salvador              Republic of Slovakia
Finland                  South Africa
Ghana                    South Korea
Greece                   Sri Lanka
Hong Kong                Swaziland
Hungary                  Taiwan
India                    Thailand
Indonesia                Turkey
Israel                   Uruguay
Ivory Coast              Venezuela
Jamaica                  Zimbabwe



As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.



The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities" are those issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. LGT Asset Management may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Because the Fund's investment in debt securities rated below investment grade is limited to 50% of the Fund's total assets, the Fund's investment in emerging market debt securities is therefore limited to 50% of its total assets as well.



The Fund also may consider making carefully selected investments in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. See "Risk Factors" for a more complete description of the risks associated with investment in emerging market and other lower quality debt securities. The Fund also may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participations and Assignments" below. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Currency, Options and Futures Strategies."



HIGH INCOME FUND


The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Global High Income Portfolio, which in turn seeks the same objectives as the Fund by investing at least 65% of its total assets in debt securities of issuers in emerging markets. There is no assurance that the Portfolio's or the Fund's investment objectives will be achieved.

The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued

                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS
or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.


Under normal circumstances, the Portfolio may invest up to 35% of its total assets in a combination of (i) equity securities of issuers in emerging markets included in the list above under the caption "Strategic Income Fund"; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets below, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, LGT Asset Management will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.



The Portfolio considers "emerging markets" to consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Portfolio and the High Income Fund will consider investment in the same emerging markets. These emerging markets are listed above under the caption "Strategic Income Fund."



As used in this Prospectus and Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, or with a principal office in, an emerging market.



The Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets. The Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Portfolio's assets, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.



Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on LGT Asset Management's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.



The Portfolio may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participation Assignments" above. The Portfolio may invest up to 15% of its net assets in illiquid securities.



OTHER INFORMATION REGARDING THE PORTFOLIO. The High Income Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.


The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives. If

                               Prospectus Page 12

                             GT GLOBAL INCOME FUNDS
the objectives of the Portfolio change and the shareholders of the High Income Fund do not approve a parallel change in the Fund's investment objectives, the Fund would seek an alternative investment vehicle or directly retain its own investment adviser.


As previously described, investors should be aware that the High Income Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.


Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.


See "Management" for a complete description of the management and other expenses associated with the High Income Fund's investment in the Portfolio. This Prospectus and the Statement of Additional Information relating to the High Income Fund and the Portfolio, dated March 1, 1995, as revised June 1, 1995, contain more detailed information about the High Income Fund and the Portfolio, including information related to (i) the investment policies and restrictions of the Fund and the Portfolio, (ii) the Directors and officers of the Company, the Trustees and officers of the Portfolio, the administrator of the Fund and the investment manager and administrator of the Portfolio, (iii) portfolio transactions and brokerage commissions, (iv) the Fund's shares, including the rights and liabilities of its shareholders, (v) additional performance information, including the method used to calculate yield and total return, (vi) the determination of the value of the shares of the Fund and (vii) the audited financial statements of Assets and Liabilities of the Fund and the Portfolio at October 31, 1994, respectively.


                                GENERAL POLICIES


TEMPORARY DEFENSIVE STRATEGIES. LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives.


In addition, pending investment of proceeds from new sales of Fund or Portfolio shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the

                               Prospectus Page 13

                             GT GLOBAL INCOME FUNDS
Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in high quality foreign or domestic money market instruments.

ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Risk Factors."


LGT Asset Management selectively will allocate the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, LGT Asset Management intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.



LGT Asset Management generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Government Income Fund, the Strategic Income Fund and the Portfolio each may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."


BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market countries. Approximately $136 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by LGT Asset Management to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% if its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements. The Strategic Income Fund may enter into reverse repurchase agreements, although it currently does not intend to do so with respect to more than 5% of its total assets.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. From time to time, it may be advantageous for the Government Income Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.


                               Prospectus Page 15

                             GT GLOBAL INCOME FUNDS


Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when LGT Asset Management believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Strategic Income Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.


The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high grade debt securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.



The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.



Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.



SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may to make loans of their respective portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to


                               Prospectus Page 16

                             GT GLOBAL INCOME FUNDS

maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.


SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."



For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, LGT Asset Management might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



LGT Asset Management might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or LGT Asset Management might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



Further, while these futures and currency contracts remain open, the Funds and the Portfolio will comply with applicable Securities and Exchange Commission guidelines to set aside cash, U.S. government securities or other liquid high grade debt securities in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts.



LGT Asset Management would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while LGT Asset Management believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a


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                             GT GLOBAL INCOME FUNDS

Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against currency exchange rate or interest rate changes that are adverse to their present or prospective positions, the Government Income Fund, the Strategic Income Fund and the Portfolio may employ certain risk management practices involving the use of forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities, indices of those securities and currencies. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other derivatives. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. There can be no assurance that a Fund's or the Portfolio's risk management practices will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.


Only a limited market, if any, currently exists for forward currency contracts and options and futures instruments relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, LGT Asset Management may not be able to effectively hedge its investment in such emerging markets.



To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. For example, when a Fund or the Portfolio anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, a Fund or the Portfolio may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount up to the value of the portfolio securities held by the Fund or the Portfolio denominated in a foreign currency.


Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that LGT Asset Management intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.


Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

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                             GT GLOBAL INCOME FUNDS

In addition, the Government Income Fund, the Strategic Income Fund and the Portfolio may write and purchase put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("the Code"), have the effect of limiting the extent to which the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Fund or the Portfolio might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contract's or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Fund or the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or the Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need of a Fund or the Portfolio to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts currency exchange rates or interest rates in utilizing a strategy for a Fund or the Portfolio, it would be in a better position if it had not hedged at all. A Fund or the Portfolio also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates.

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                             GT GLOBAL INCOME FUNDS

The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation. The Fund and the Portfolio will establish a segregated account with respect to its investments in this type of commercial paper and will maintain in such account cash, U.S. government securities or liquid, high grade debt securities having a value equal to the aggregate, outstanding principal amount of the commercial paper of this type that is held by the Fund and the Portfolio.



OTHER INFORMATION. For the fiscal years ended October 31, 1994 and 1993, the portfolio turnover rates for the Government Income Fund were 625% and 495%, respectively. For the fiscal years ended October 31, 1994 and 1993, the portfolio turnover rates for the Strategic Income Fund were 583% and 310%, respectively. For the fiscal years ended October 31, 1994 and 1993, the portfolio turnover rates for the High Income Portfolio were 178% and 195%, respectively. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly. In addition, such turnover rates may have certain tax consequences, including increasing taxable gains.



Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the Investment Company Act of 1940 ("1940 Act") and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval, provided that any such policies as so amended do not conflict with that Fund's fundamental investment limitations.


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                                  RISK FACTORS

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GENERAL. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk. There is no assurance that any Fund or the Portfolio will achieve its investment objectives.


According to LGT Asset Management, as of December 31, 1995, over   % of the
value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, LGT Asset Management believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio, that invest solely in debt securities of U.S. issuers.


Nonetheless, foreign investing does entail certain risks. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. The Government Income and Strategic Income Funds' and the Portfolio's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Fund and the Portfolio has registered under the 1940 Act as a "non-diversified" fund; therefore, the Government Income Fund, the Strategic Income Fund, the High Income Fund (through its investment in the Portfolio) and the Portfolio each will be able, with respect to 50% of their total assets, to invest more than 5% of their total assets in obligations of one issuer. Because each Fund and the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios than mutual funds which are required to be more broadly diversified.


CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S.


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                             GT GLOBAL INCOME FUNDS
dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


RISKS ASSOCIATED WITH INVESTMENT IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.


LOAN PARTICIPATIONS & ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have


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                             GT GLOBAL INCOME FUNDS

difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.



SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.


A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although LGT Asset Management intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.


In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

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The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


RISKS ASSOCIATED WITH INVESTMENTS IN LOWER QUALITY DEBT SECURITIES. As discussed above, it is expected that under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and substantially all the Portfolio's assets will be so invested. Such investments involve a high degree of risk of any rating.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C and debt rated Ba, B, Caa, Ca or C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation for such lower quality debt. For Moody's, Baa indicates the lowest degree of speculation and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds. As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic

                               Prospectus Page 24

                             GT GLOBAL INCOME FUNDS
Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


As of October 31, 1995, the Strategic Income Fund and the Portfolio had    % and
   %, respectively, of their total net assets in debt securities that received a
rating from Moody's and    % and    %, respectively, of their total net assets
in debt securities that were not so rated. Unless otherwise noted, unrated securities are considered by LGT Asset Management to be "junk bonds." In
addition, the Strategic Income Fund and the Portfolio had    % and    %,
respectively, of their total net assets in cash. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities:
Aaa (including cash and cash items) --    %, Aa --    %, A --    %, Baa --    %,
Ba --    %, B --    %, Caa --    %, Ca --    %, C --    %. The Portfolio had the
following percentages of its total net assets invested in rated securities: Aaa
(including cash and cash items) --    %, Aa --    %, A --    %, Baa --    %, Ba
--    %, B --    %, Caa --    %, Ca --    %, C --    %. It should be noted that
this information reflects the composition of the Strategic Income Fund and Portfolio's assets as of October 31, 1995 and is not necessarily representative of their assets at any time after that date.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objectives and policies of the Funds and the Portfolio and consider their ability to assume the investment risks involved before making an investment in either of those Funds.


                               Prospectus Page 25

                             GT GLOBAL INCOME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund.


Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Funds and GT Global reserve the right to reject any purchase order.



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class Shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.



PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                               Prospectus Page 26

                             GT GLOBAL INCOME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to than the Funds, the GT Global Mutual Funds currently include:



      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS FUND


      -- GT GLOBAL HEALTH CARE FUND


      -- GT GLOBAL TELECOMMUNICATIONS FUND


      -- GT GLOBAL FINANCIAL SERVICES FUND


      -- GT GLOBAL INFRASTRUCTURE FUND


      -- GT GLOBAL NATURAL RESOURCES FUND


      -- GTGLOBAL CONSUMER PRODUCTS AND
         SERVICES FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND


      -- GT GLOBAL EUROPE GROWTH FUND


      -- GT GLOBAL LATIN AMERICA GROWTH FUND*


      -- GT GLOBAL AMERICA GROWTH FUND


      -- GTGLOBAL AMERICA SMALL CAP GROWTH FUND


      -- GT GLOBAL AMERICA VALUE FUND


      -- GT GLOBAL JAPAN GROWTH FUND


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL DOLLAR FUND

--------------


*   Formerly G.T. Global Latin America Growth Fund.


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor.



Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact his or her Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT GLOBAL. See the Shareholder Account Manual in this Prospectus for additional information.



OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.


                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares of each Fund may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/dealers. If the shares are held in the broker/ dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.



Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to


                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS

what documents are required should contact his or her Financial Advisor.



Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.


                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.



Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK, N.A.

    ABA 121000248


    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest accrued but not yet received, or, in the case of the High Income Fund, the value of its investment in the Portfolio and other its assets) subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares.

SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or


                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS


/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or reinvested in additional shares), when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share, but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to for such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. The Portfolio's Board of Trustees has overall responsibility for the operation of the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio. A majority of the disinterested members of the Board of Directors of the Company and the Board of Trustees of the Portfolio have adopted written procedures reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees for the Portfolio.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.



The Government Income Fund and the Strategic Income Fund each pays LGT Asset Management administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to LGT Asset Management. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to LGT Asset Management at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global


                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS

Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by the LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of the Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:



                             GOVERNMENT INCOME FUND


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Fixed Income Investments for LGT
 San Francisco              1992                       Asset Management since 1992; From 1988 to 1992, Mr. Kreps was the
                                                       Senior Vice President for Global Fixed Income of Putnam Management
                                                       Co. (Boston).
Robert F. Allen            Portfolio Manager since    Portfolio Manager for LGT Asset Management since 1989.
 San Francisco              1989
                                                  STRATEGIC INCOME FUND

                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Fixed Income Investments for LGT
 San Francisco              1992                       Asset Management since 1992; From 1988 to 1992, Mr. Kreps was the
                                                       Senior Vice President for Global Fixed Income of Putnam Management
                                                       Co. (Boston).
Simon Nocera               Portfolio Manager since    Portfolio Manager and Economist for LGT Asset Management since
 San Francisco              1992                       1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and
                                                       Director for Global Fixed Income Research at The Putnam Companies;
                                                       Prior thereto, he was a Financial Economist at the International
                                                       Monetary Fund.
Nikos G. Pappayliou        Portfolio Manager since    Trader -- Global Fixed Income Investments for LGT Asset Management
 San Francisco              1994                       from 1993 to 1994. From 1991 to 1992, Mr. Pappayliou was European
                                                       Fixed Income Arbitrageur for Swiss Bank (London). Prior thereto, he was Fixed Income Arbitrageur for Credit Lyonnais (Paris).


                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS

                                                  HIGH INCOME PORTFOLIO

                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE PORTFOLIO                                  LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Gary Kreps                 Portfolio Manager since    Chief Investment Officer -- Global Income Investments for LGT Asset
 San Francisco              Portfolio inception in     Management since 1992; From 1988 to 1992, Mr. Kreps was the Senior
                            1992                       Vice President for Global Fixed Income for Putnam Management Co.
                                                       (Boston).
Simon Nocera               Portfolio Manager since    Portfolio Manager and Economist for LGT Asset Management since
 San Francisco              Portfolio inception in     1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and
                            1992                       Director for Global Fixed Income Research at The Putnam Companies;
                                                       Prior thereto, Mr. Nocera was a Financial Economist at the
                                                       International Monetary Fund.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



GT Global, at its own expense, may also provide promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. These reports list the securities held by the Fund and include the Fund's financial statements. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. Prior to October 22, 1992, the name of Strategic Income Fund was G.T. Global Bond Fund. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on all matters other than those set forth above, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.
Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.


CLASS A. Class A shares are sold at new asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended October 31, 1994, total operating expenses for the Class A shares were 1.40% for Strategic Income Fund, 1.33% for Government Income Fund, and 1.57% for High Income Fund.


CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value

                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS

of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1994, total operating expenses for the Class B shares were 2.05% for Strategic Income Fund, 1.98% for Government Income Fund, and 2.22% for High Income Fund, of average net assets.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares for each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.

Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. As is true for all investment companies, a majority of the outstanding voting securities can control the results of any shareholder vote. Because Portfolio investors' votes are proportionate to their percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the High Income Fund. Whenever the shareholders of the High Income Fund are called to vote on matters relating to the Portfolio, the Directors of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.


Each investor in the Portfolio, including the High Income Fund, generally may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. As of the close of regular trading on the NYSE on each such day, the value of each such investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of regular trading on the NYSE on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as


                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS
the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the NYSE on the following day the NYSE is open for trading.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.


PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.

In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for Class A, Class B and Advisor Class shares of each Fund.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its

                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS

investment objectives and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.



        A -- Upper-medium-grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its


                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS

generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



STANDARD & POOR'S ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.


        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.


        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term volnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


        C1 -- Reserved for income bonds on which no interest is being paid.



        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


DESCRIPTION OF COMMERCIAL PAPER RATINGS


MOODY'S employs the designations "Prime-1" to indicate commercial paper having a superior ability for repayment of Senior Short-term debt obligations. Prime-1 repayment ability will often be evidenced by many


                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS

of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of Senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 43

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138



     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."



                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------


AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full riGT power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES


CHECKWRITING PRIVILEGE


Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ /_Check here if desired. You will be sent a book of checks.


CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ /_Pay capital gain distributions only in cash___/ /_Pay dividends only in cash___/ /_Pay capital gain distributions AND dividends in cash.


SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name

-----------------------------------------


TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.



FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                             GT GLOBAL INCOME FUNDS

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. domiciled companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY LGT ASSET MANAGEMENT, INC., GT INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   INCPV506040MC

                     [LOGO]GT GLOBAL GROWTH & INCOME FUND:
                                 ADVISOR CLASS


                        PROSPECTUS -- FEBRUARY 29, 1996


--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("Fund") is a mutual fund, organized as a non-diversified series of GT Investment Funds, Inc., which seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Fund's investment manager, LGT Asset Management, Inc. ("LGT Asset Management"), formerly GT Capital Management, Inc., and its worldwide affiliates, are part of Liechtenstein Global Trust, formerly Liechtenstein Global Trust Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information which may be amended or supplemented from time to time, is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling
(800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


An investment in the GT Global Growth & Income Fund offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.


--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
How To Invest.............................................................................         12
How To Make Exchanges.....................................................................         13
How To Redeem Shares......................................................................         14
Shareholder Account Manual................................................................         16
Calculation of Net Asset Value............................................................         17
Dividends, Other Distributions and Federal Income Taxation................................         17
Management................................................................................         19
Other Information.........................................................................         20


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


Investment Objective:                             The Fund seeks long-term capital appreciation together with current income

Principal Investments:         Invests  principally  in  blue-chip  equity  securities  and  high quality government bonds of issuers  located in the United  States and throughout the world

Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services  to  individual  and  institutional  investors,  and entrusted with approximately $45 billion in total assets

                               Advisor Class shares  are offered through  this Prospectus to  (a)
Advisor Class shares:          trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at least  1,000 employees;  (b) any account  with assets  of at least
                               $25,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of at least  $25,000 if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies comprising or affiliated with the GT Group; and (e)
                               any of the companies comprising or affiliated with the GT Group

Exchange Privileges:           Advisor Class  shares  may only  be  exchanged for  Advisor  Class shares  of  other  GT  Global  Mutual  Funds,  which  are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission

Dividends and Other            Dividends  paid quarterly from net  investment income and realized
  Distributions:               net short-term capital  gains; other  distributions paid  annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class shares of the Fund  or of other GT Global Mutual
                               Funds

Net Asset Value:               Advisor Class  shares  are expected  to  be quoted  daily  in  the financial section of most newspapers


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks its objective of long-term capital appreciation with current income by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets. The Fund currently expects to choose its investments principally from issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. See "Investment Objective and Policies." Consistent with the Fund's investment objective, LGT Asset Management employs a conservative investment style in managing the Fund's assets, in order to attempt to limit volatility and risk to capital.



The Fund seeks its investment objective by normally investing at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The remainder of the Fund's assets may be invested in other equity securities and investment grade government and corporate debt securities which LGT Asset Management believes will assist the Fund in achieving its objective. The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon LGT Asset Management's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to economic and market changes, the Fund is authorized to invest up to 100% of its assets in either equity or debt securities.



INVESTMENT TECHNIQUES AND RISK FACTORS. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. The Fund's participation in the currency, options and futures markets involves certain risks and transaction costs.



Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.



There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities.



PURCHASES AND REDEMPTIONS. Advisor Class shares of the Fund's common stock are available through Financial Advisors that have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through financial advisors or the transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables*:



                                                                                                            ADVISOR CLASS
                                                                                                           ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).................................          None
  Sales charges on reinvested distributions to shareholders..............................................          None
  Maximum contingent deferred sales charge...............................................................          None
  Redemption charges.....................................................................................          None
  Exchange Fees:
    -- On first four exchanges each year.................................................................          None
    -- On each additional exchange.......................................................................     $    7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........................................................             %
  12b-1 service and distribution fees....................................................................          None
  Other expenses.........................................................................................             %
                                                                                                                -------
Total Fund Operating Expenses............................................................................             %
                                                                                                                -------
                                                                                                                -------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return*:



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $       $        N/A     N/A


--------------

* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B EXPENSES FOR THE FUND BASED ON THE FUND'S FISCAL YEAR ENDED OCTOBER 31, 1995. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. "Other expenses" include custody, transfer agent, legal, audit and other expenses. The transfer agent fees are calculated on a per account and per transaction basis rather than on the basis of average net assets. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1995 and each of the preceeding five reporting periods, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information. Financial information is not presented for Advisor Class because no shares of that class were outstanding prior to June 1, 1995.


                                                           CLASS B++
                                     -----------------------------------------------------
                                                                               OCTOBER 22,
                                             YEAR ENDED OCTOBER 31,              1992 TO
                                     ---------------------------------------   OCTOBER 31,
                                        1995          1994         1993(A)       1992(A)
                                     -----------   -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $             $     6.29    $     5.28     $ 5.29
                                     -----------   -----------   -----------   -----------
Income from investment operations:
Net investment income..............                       0.18          0.20       0.01
Net realized and unrealized gain
 (loss) on investments.............                      (0.03)         1.05      (0.02)
                                     -----------   -----------   -----------   -----------
Net increase (decrease) from
 investment operations.............                       0.15          1.25      (0.01)
                                     -----------   -----------   -----------   -----------
Distributions:
  Net investment income............                      (0.17)        (0.20)     (0.00)
  Net realized gain on
   investments.....................                      (0.06)        (0.00)     (0.00)
  Sources other than net income....                      (0.00)        (0.04)     (0.00)
                                     -----------   -----------   -----------   -----------
    Total distributions............                      (0.23)        (0.24)     (0.00)
                                     -----------   -----------   -----------   -----------
Net asset value, end of period.....   $             $     6.21    $     6.29     $ 5.28
                                     -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------
Total investment return (e)........           %           2.48%         24.3%      (0.2)%(b)
                                     -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $             $  359,242    $  150,768     $  280
Ratio of net investment income to
 average net assets................           %           2.65%          2.6%       N/A(d)
Ratio of expenses to average net
 assets (f)........................           %           2.32%          2.5%       N/A(d)
Portfolio turnover rate+++.........           %            117%           24%        53%

                                                                        CLASS A+
                                     -------------------------------------------------------------------------------

                                                                                                  SEPTEMBER 25, 1990

                                                                                                      (COMMENCE-

                                                       YEAR ENDED OCTOBER 31,                          MENT OF

                                     ----------------------------------------------------------     OPERATIONS) TO

                                       1995        1994       1993(A)       1992        1991       OCTOBER 31, 1990

                                     ---------   ---------   ----------   ---------   ---------   ------------------

Per Share Operating Performance:
Net asset value, beginning of
 period............................  $           $    6.29   $     5.28   $    5.25   $    4.77         $ 4.76

                                     ---------   ---------   ----------   ---------   ---------        -------

Income from investment operations:
Net investment income..............                   0.22         0.24*       0.21*       0.27*          0.01*

Net realized and unrealized gain
 (loss) on investments.............                  (0.03)        1.05        0.10        0.47           0.00

                                     ---------   ---------   ----------   ---------   ---------        -------

Net increase (decrease) from
 investment operations.............                   0.19         1.29        0.31        0.74           0.01

                                     ---------   ---------   ----------   ---------   ---------        -------

Distributions:
  Net investment income............                  (0.21)       (0.24)      (0.14)      (0.26)         (0.00)

  Net realized gain on
   investments.....................                  (0.06)       (0.00)      (0.14)      (0.00)         (0.00)

  Sources other than net income....                  (0.00)       (0.04)      (0.00)      (0.00)         (0.00)

                                     ---------   ---------   ----------   ---------   ---------        -------

    Total distributions............                  (0.27)       (0.28)      (0.28)      (0.26)         (0.00)

                                     ---------   ---------   ----------   ---------   ---------        -------

Net asset value, end of period.....  $           $    6.21   $     6.29   $    5.28   $    5.25         $ 4.77

                                     ---------   ---------   ----------   ---------   ---------        -------

                                     ---------   ---------   ----------   ---------   ---------        -------

Total investment return (e)........          %        3.14%        25.1%        5.9%       15.7%           0.2%(b)

                                     ---------   ---------   ----------   ---------   ---------        -------

                                     ---------   ---------   ----------   ---------   ---------        -------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $           $ 317,847   $  251,428   $  27,754   $  71,376         $9,486

Ratio of net investment income to
 average net assets................          %        3.30%         3.3%*       4.1%*       5.0%*          2.9%*(c)

Ratio of expenses to average net
 assets (f)........................          %        1.67%         1.8%*       1.9%*       1.9%*          0.6%*(c)

Portfolio turnover rate+++.........          %         117%          24%         53%         46%          none



--------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992 the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by G.T. Capital Management, Inc. of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.

(b) Not annualized.

(c) Annualized.

(d) Ratios not meaningful due to short period of operation of Class B shares.

(e) Total investment return does not include sales charges.


(f) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. See "Investment Objective and Policies -- Risk Factors." There is no assurance that the Fund's investment objective will be achieved.



Consistent with the Fund's investment objective, LGT Asset Management employs a conservative investment style in managing the Fund's assets. In so doing LGT Asset Management attempts to limit volatility and risk to capital.



At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or by Standard & Poor's ("S&P") or, if not rated, are deemed to be of equivalent quality in the judgment of LGT Asset Management.



Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which LGT Asset Management believes will assist the Fund in achieving its objective. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of LGT Asset Management.



The equity securities in which the Fund may invest include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. Such government securities also may include debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.



The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. LGT Asset Management allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon LGT Asset Management's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



LGT Asset Management attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND

evaluating possible equity investments, LGT Asset Management attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that LGT Asset Management believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. LGT Asset Management seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



In evaluating debt securities considered for the Fund, LGT Asset Management analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. LGT Asset Management may increase the average maturity of the portion of the Fund's portfolio invested in debt obligations when it expects interest rates to decline, and may decrease such maturity when it expects interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio.



Should the rating of any debt security be revised while such security is owned by the Fund, LGT Asset Management will evaluate what action, if any, is appropriate with respect to such security. A description of the Moody's and S&P ratings is included in the "Appendix" to the Statement of Additional Information.



LGT Asset Management generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Fund may seek to protect itself against such negative currency movements through the use of hedging techniques. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."


OTHER POLICIES. The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists, and up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


TEMPORARY DEFENSIVE STRATEGIES. The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign government or corporate issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which the Fund may invest include, but are not limited to, U.S. or foreign government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements relating to any of the foregoing.



BORROWING AND SECURITIES LENDING. From time to time, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for leverage purposes nor will the Fund purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. See


                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND
"Investment Objective and Policies" in the Statement of Additional Information.


The Fund is authorized to make loans of its portfolio securities to broker/dealers or to other institutional investors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Fund will limit its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



RISK FACTORS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Further, investments in foreign government securities involve special risks, including the risk that the governmental issuers may be unable or unwilling to repay principal and interest when due. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.


The Fund normally will invest in a substantial number of issuers; however, the Fund has registered under the 1940 Act as a "non-diversified" mutual fund so that it will be able to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of a single issuer. Since, as a "non-diversified" fund, the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater investment and credit risk with respect to its portfolio than a fund which is diversified.


According to LGT Asset Management, as of December 31, 1995, over   % of the
total equity market capitalization worldwide was represented by non-U.S. equity
securities, and as of December 31, 1995, more than   % of the value of all
outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, LGT Asset Management believes that the Fund's policy of investing in equity and debt securities of issuers throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.



FOREIGN INVESTING. Foreign investing does entail certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. LGT


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND

Asset Management will rely on its worldwide financial and investment expertise to attempt to limit these risks.



Since the Fund may invest substantially in securities denominated in foreign currencies, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities, this strategy will be employed only when, in the opinion of LGT Asset Management, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.


In seeking to protect against currency exchange rate or interest rate changes that are adverse to its present or prospective positions, the Fund may employ certain risk management practices involving the use of forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that the Fund's risk management policies will succeed. These techniques are described below and are detailed further in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Fund anticipates making a purchase or sale of a security, the Fund may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of the Fund's portfolio securities denominated in a foreign currency.


The Fund also may purchase and sell put and call options on currencies to hedge against movements in exchange rates. Premiums paid for currency options held by the Fund may not exceed 5% of the Fund's total assets. The Fund may also purchase and sell currency futures contracts and options on such futures contracts to hedge the Fund's portfolio against movements in foreign currency exchange rates.


In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that LGT Asset Management intends to include in the Fund's portfolio. The Fund also may write call and put options and buy put and call options on stock indices. Such stock index options serve to hedge against overall fluctuations in the securities markets or in a specific market sector, rather than anticipated increases or decreases in the value of a particular security.



Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


In addition, the Fund may write and purchase put and call options on securities, currencies and

                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND
indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which the Fund may enter into forward contracts, futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although the Fund might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation or even no correlation between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for the Fund, the Fund would be in a better position if it had not hedged at all. The Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.



OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.


                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


Investors eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by the Fund.


Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.



PURCHASE BY BANK WIRE. Shares of the Fund may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of the Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund Shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:



      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL EMERGING MARKETS GROWTH FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL AMERICA GROWTH FUND
      -- GT GLOBAL AMERICA SMALL CAP
      GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND

----------------

*   Formerly G.T. Latin America Growth Fund


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.



Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectuses of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.



OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.


                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.



Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor.



Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may change a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Fund may be liable for any losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to


                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND

what documents are required should contact his or her Financial Advisor.



Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or post effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For more information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.


                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Acounts make such orders through their Financial Advisor. INVESTORS SHOULD REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.



The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.



Equity securities are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gains (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on other classes of the Fund's shares as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or


/ / to receive dividends in cash and have other distributions automatically reinvested in additional

                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND

    Advisor Class shares of the Fund (or other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transaction and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:



                              GROWTH & INCOME FUND



                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager (asset allocation   Portfolio Manager for LGT Asset Management since 1991; prior
 London              and non-U.S. security selection)      thereto, Portfolio Manager for LGT Asset Management PLC
                     since 1991                            (London).
Paul Griffiths      Portfolio Manager since 1995          Portfolio Manager for LGT Asset Management PLC (London) and
 London                                                    LGT Asset Management since 1994; from 1993 to 1994, Global
                                                           Bond Fund Manager, Lazard Investors; from 1991 to 1993,
                                                           Global Bond Fund Manager, Sanwa International PLC; from
                                                           1989 to 1991, Account Officer, Royal Bank of Canada.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of the Fund's Advisor Class shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



GT Global, at its own expense, may also provide promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, such as an additional investment, a redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and financial statements relating to the Fund. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year

                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND

on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this prospectus to certain other investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at new asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended December 31, 1994, total operating expenses for the Class A shares were 1.67% of average net assets for the Fund.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended December 31, 1994, total operating expenses for the Class B shares were 2.32% of average net assets for the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares and 100 million shares have been classified as Advisor Class shares for the Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and

                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND
each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at P.O. Box 7893, San Francisco, California 94120-7893.


PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/ or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 25

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138



     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."



                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------


AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full riGT power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES


CHECKWRITING PRIVILEGE


Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ /_Check here if desired. You will be sent a book of checks.


CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ /_Pay capital gain distributions only in cash___/ /_Pay dividends only in cash___/ /_Pay capital gain distributions AND dividends in cash.


SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name

-----------------------------------------


TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.



FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                         GT GLOBAL GROWTH & INCOME FUND

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT GT GLOBAL OR YOUR FINANCIAL ADVISOR.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS GROWTH FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                               GROPV506040MC

            [LOGO]GT GLOBAL LATIN AMERICA GROWTH FUND: ADVISOR CLASS
                 GT GLOBAL EMERGING MARKETS FUND: ADVISOR CLASS
                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------

GT Global Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets. GT Latin America Growth Fund ("Latin America Growth Fund") seeks capital appreciation by investing primarily in the securities of a broad range of Latin American issuers, including common stock and other equity securities, as well as debt securities.

The Emerging Markets Fund and Latin America Growth Fund (collectively, "Funds") are mutual funds each managed by LGT Asset Management, Inc. ("LGT Asset Management"). LGT Asset Management, formerly G.T. Capital Management, Inc., and its worldwide affiliates, are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, GT Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. LGT Asset Management attempts to identify countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates, and to identify companies within such countries and industries that are best positioned to benefit from these factors. There can be no assurance that the Funds will achieve their investment objectives.

The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in either Fund.

THE FUNDS ARE INVESTMENT COMPANIES DESIGNED FOR LONG TERM INVESTORS AND NOT AS TRADING VEHICLES. THE FUNDS DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR ARE THE FUNDS SUITABLE FOR ALL INVESTORS. AN INVESTMENT IN EITHER FUND SHOULD BE CONSIDERED SPECULATIVE AND SUBJECT TO SPECIAL RISK FACTORS, RELATED PRIMARILY TO THE FUNDS' INVESTMENTS IN EMERGING MARKETS AND LATIN AMERICA, RESPECTIVELY, WHICH FACTORS SHOULD BE REVIEWED CAREFULLY BY POTENTIAL INVESTORS.

PROSPECTIVE WISCONSIN INVESTORS SHOULD NOTE THAT THE EMERGING MARKETS FUND MAY
(I) INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES AND (II) MAKE SHORT SALES OF SECURITIES. THESE INVESTMENT ACTIVITIES MAY BE CONSIDERED SPECULATIVE AND MAY INVOLVE GREATER RISK AND MAY INCREASE THE EMERGING MARKETS FUND'S EXPENSES.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated February 29, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

An investment in one or both of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment

/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds

FOR FURTHER INFORMATION CALL

(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         10
Risk Factors..............................................................................         17
How to Invest.............................................................................         23
How to Make Exchanges.....................................................................         24
How to Redeem Shares......................................................................         25
Shareholder Account Manual................................................................         27
Calculation of Net Asset Value............................................................         28
Dividends, Other Distributions and Federal Income Taxation................................         28
Management................................................................................         30
Other Information.........................................................................         33


                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


Investment Objectives:         Emerging   Markets   Fund  seeks   long-term  growth   of  capital
                               Latin America Growth Fund seeks capital appreciation
Principal Investments:         Emerging Markets Fund normally invests  at least 65% of its  total assets  in  equity  securities of  companies  in  emerging markets
                               Latin America Growth  Fund normally  invests at least  65% of  its total  assets  in  equity  and  debt  securities  issued  by Latin
                               American companies and governments
Investment Manager:            LGT Asset  Management,  part  of  Liechtenstein  Global  Trust,  a provider  of global asset management  and private banking products and services to individual  and institutional investors  entrusted with approximately $45 billion in total assets
                               Advisor  Class shares are  offered through this  Prospectus to (a)
                               trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at
Advisor Class Shares:          least 1,000 employees;  (b) any  account with assets  of at  least
                               $25,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee of at least .50% on the assets in the account; (c) any account with assets  of at least  $25,000 if (i)  such account  is established  under  a "wrap  fee"  program, and  (ii)  the account holder pays the sponsor of such program an annual fee of at  least
                               .50%  on the assets in the account; (d) accounts advised by one of the companies comprising or  affiliated with Liechtenstein  Global
                               Trust;  and (e) any of the companies comprising or affiliated with
                               Liechtenstein Global Trust
Exchange Privileges:           Advisor Class shares of either  Fund may be exchanged for  Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission
Dividends and Other
Distributions:                 Dividends  paid annually from available  net investment income and realized net short-term  capital gains;  other distributions  paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Advisor Class shares  of the distributing Fund  or of other  GT
                               Global Mutual Funds
Net Asset Value:               Advisor  Class shares of each Fund are expected to be quoted daily in the financial section of most newspapers


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVES AND POLICIES. The GT Global Emerging Markets Fund is a diversified mutual fund and the GT Global Latin America Growth Fund is a non-diversified mutual fund, both organized as series of GT Investment Funds, Inc. ("Company"), a registered open-end investment management company. Each Fund is hereinafter referred to individually as a "Fund" and together as the "Funds." The Emerging Markets Fund seeks long-term growth of capital. It normally invests at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund considers emerging markets to include all the world's countries except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.



The Emerging Markets Fund may invest up to 35% of its total assets in a combination of: (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not specifically listed in this Prospectus where investing may become feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade, and additionally may invest up to 15% of its net assets in illiquid securities.


See "Investment Objectives and Policies" in the body of the Prospectus for a more complete discussion of the Emerging Markets Fund's investment policies.



The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in securities of a broad range of Latin American issuers. However, the Latin America Growth Fund reserves the right to be primarily invested in securities of U.S. issuers for temporary defensive purposes or pending investment of the proceeds of new sales of Fund shares. Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



Although investment opportunities in certain Latin American countries currently may be limited, LGT Asset Management believes that the potential for investment opportunities and capital appreciation in such countries is likely to be substantial. Though the Latin America Growth Fund may invest throughout Latin America, the Latin America Growth Fund intends to focus its investments in Mexico, Chile, Brazil and Argentina, which have the most developed capital markets in Latin America. From time to time, a significant portion of the Latin America Growth Fund's assets may be invested in any one of them.



The portion of the Latin America Growth Fund's assets not invested in equity securities may be invested in corporate and government debt securities and in money market securities (as defined herein).



The Latin America Growth Fund normally may invest up to 50% of its total assets in debt obligations issued or guaranteed by Latin American governments or governmental entities. External debt obligations are those in which a foreign entity or individual extends credit to a Latin American borrower. In addition, the Latin America Growth Fund may hold and trade certain debt securities issued by Latin American governments ("Sovereign Debt"), including those that are or may become eligible for conversion into investments in Latin American enterprises under debt conversion programs sponsored by various Latin American


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

countries, or may convert such debt into equity or other investments under debt conversion programs. See "Investment Objectives and Policies" and "Risk Factors."



INVESTMENT TECHNIQUES AND RISK FACTORS. The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions, expressed in U.S. dollars. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Changes in foreign currency exchange rates affect the Emerging Markets Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. There is no assurance that the Emerging Markets Fund will achieve its investment objective. See "Risk Factors."



The Latin America Growth Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and in the rate of exchange between the currencies in which its positions are traded and the U.S. dollar. Because of the Latin America Growth Fund's policy of investing primarily in securities of foreign issuers, and specifically of Latin American issuers, an investment in the Latin America Growth Fund requires consideration of certain factors that are not typically associated with investing in securities of most U.S. issuers. Risk factors associated with investment in the Latin America Growth Fund include: (1) political and economic risks; (2) religious and ethnic instability; (3) custodial, pricing and settlement issues; (4) non-uniform accounting, auditing and corporate disclosure standards and governmental regulation which may lead to less publicly available and less reliable information concerning Latin American issuers than is typically the case with respect to U.S. issuers; (5) less regulation of Latin American securities markets generally than is the case in the United States; (6) currency fluctuations; (7) the risk of currency devaluation; (8) high levels of inflation; (9) smaller, less developed, less liquid and more volatile markets than the major U.S. securities markets; and (10) the imposition of foreign withholding taxes on the investment income and trading profits of the Latin America Growth Fund.



Trading in Sovereign Debt involves a high degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign Debt may be regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions.



The Latin America Growth Fund normally invests in a substantial number of issuers; however, the Fund's classification as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act") means that the Latin America Growth Fund may invest a larger percentage of its assets in individual issuers than a diversified investment company. As a result, its exposure to credit and market risks associated with each such issuer is increased. There is no assurance that the Latin America Growth Fund will achieve its investment objective. See "Risk Factors."



PURCHASES AND REDEMPTIONS. Advisor class shares of common stock of the Funds are available through Financial Advisors that have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed through the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                        GT GLOBAL EMERGING MARKETS FUND



SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Emerging Markets Fund are reflected in the following tables*:



                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS
  Maximum sales charge on purchases (as a % of offering price)................................................        None
  Sales charges on reinvested distributions to shareholders...................................................      None
  Maximum contingent deferred sales charge....................................................................        None
  Redemption charges..........................................................................................        None
  Exchange fees:
    -- On first four exchanges each year......................................................................        None
    -- On each additional exchange............................................................................  $      7.50

ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................             %
  12b-1 service and distribution fees.........................................................................        None
  Other expenses..............................................................................................             %
                                                                                                                     -----
  Total Fund Operating Expenses...............................................................................             %
                                                                                                                     -----
                                                                                                                     -----



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:



An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return*:



                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class Shares........................................  $      $        N/A     N/A


--------------


* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B SHARE EXPENSES FOR THE FUND'S FISCAL YEAR ENDED OCTOBER 31, 1995. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. "Other expenses" include custody, transfer agent, legal, audit and other expenses. The transfer agent fees are calculated on a per account and per transaction basis rather than on the basis of average net assets. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                      GT GLOBAL LATIN AMERICA GROWTH FUND



SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Latin America Growth Fund are reflected in the following tables*:



                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (% of offering price)...........................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum contingent deferred sales charges...................................................................        None
  Redemption charges..........................................................................................        None
  Exchange fees:
      -- On first four exchanges each year....................................................................        None
      -- On each additional exchange..........................................................................  $     7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................           %
  12b-1 distribution and service fees.........................................................................        None
  Other expenses..............................................................................................           %
                                                                                                                -----------
Total Fund Operating Expenses.................................................................................           %
                                                                                                                -----------
                                                                                                                -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return*:



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----

Advisor Class Shares.....................................................................  $      $        N/A    N/A


--------------


* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES.
     SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B SHARE EXPENSES FOR THE FUND'S FISCAL YEAR ENDED OCTOBER 31, 1994. EXCHANGE FEE WAIVERS ARE AVAILABLE FOR ADVISORS CLASS SHARES. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information. Financial information is not presented for Advisor Class shares because no shares of that class were outstanding prior to June 1, 1995.



                        GT GLOBAL EMERGING MARKETS FUND



                                                                CLASS B+
                                                     ------------------------------                     CLASS A++
                                                                                      ---------------------------------------------
                                                        YEAR ENDED       APRIL 1,                                    MAY 18, 1992
                                                        OCTOBER 31,       1993 TO       YEAR ENDED OCTOBER 31,     (COMMENCEMENT OF
                                                     -----------------  OCTOBER 31,   ---------------------------   OPERATIONS) TO
                                                      1995      1994       1993        1995      1994      1993    OCTOBER 31, 1992
                                                     -------  --------  -----------   -------  --------  --------  ----------------
Per share operating performance:
Net asset value, beginning of year.................           $  14.39    $ 11.47              $  14.42  $  11.10    $ 11.43
                                                     -------  --------  -----------   -------  --------  --------   --------
Income from investment operations:
Net investment income (loss).......................              (0.12)      0.00**               (0.02)     0.02*      0.07*
Net realized and unrealized gain (loss) on
  investments......................................               4.67       2.92                  4.68      3.38      (0.40)
                                                     -------  --------  -----------   -------  --------  --------   --------
Net increase (decrease) from investment
  operations.......................................               4.55       2.92                  4.66      3.40      (0.33)
                                                     -------  --------  -----------   -------  --------  --------   --------
Distributions:
  Net investment income............................              (0.00)     (0.00)                (0.01)    (0.08)     (0.00)
  Net realized gain on investments.................              (0.26)     (0.00)                (0.26)    (0.00)     (0.00)
                                                     -------  --------  -----------   -------  --------  --------   --------
    Total distributions............................              (0.26)     (0.00)                (0.27)    (0.08)     (0.00)
                                                     -------  --------  -----------   -------  --------  --------   --------
Net asset value, end of year.......................           $  18.68    $ 14.39              $  18.81  $  14.42    $ 11.10
                                                     -------  --------  -----------   -------  --------  --------   --------
                                                     -------  --------  -----------   -------  --------  --------   --------
Total investment returns (c).......................              31.77%      25.5%(a)             32.58%     30.9%      (2.9)%(a)
                                                     -------  --------  -----------   -------  --------  --------   --------
                                                     -------  --------  -----------   -------  --------  --------   --------
Ratios and supplemental data:
Net assets, end of year (in 000's).................           $291,289    $32,218              $417,322  $187,808    $84,558
Ratio of net investment income (loss) to average
  net assets.......................................              (0.61)%     (0.76)% *(b)         (0.11)%     0.36%*      1.21%*(b)
Ratio of expenses to average net assets (d)........               2.56%      3.63%**(b)            2.06%     2.61%*      2.91%*(b)
Portfolio turnover rate +++........................                100%        99%                  100%       99%        32%(b)


--------------
+   Commencing April 1, 1993, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by LGT Asset Management of Fund Class A shares operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. Without such reimbursement, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.


** Includes reimbursement by LGT Asset Management of Fund Class B shares operating expenses of $0.02. Without such reimbursement, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.

(a) Not annualized.
(b) Annualized.
(c) Total investment return does not include sales charges.

(d) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                      GT GLOBAL LATIN AMERICA GROWTH FUND



                                  CLASS B+
                    ------------------------------------                                  CLASS A++
                                                              ------------------------------------------------------------------
                         YEAR ENDED           APRIL 1,                                                          AUGUST 13, 1991
                        OCTOBER 31,            1993 TO                   YEAR ENDED OCTOBER 31,                 (COMMENCEMENT OF
                    --------------------     OCTOBER 31,      ---------------------------------------------      OPERATIONS) TO
                     1995       1994(A)        1993(A)         1995       1994(A)      1993(A)       1992       OCTOBER 31, 1991
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Per Share
  Operating
  Performance:
Net asset
  value,
  beginning of
  year.........                   $19.75        $16.26                      $19.78       $15.59      $16.45           $14.29
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Income from
  investment
  operations:
Net investment
  income
  (loss).......                    (0.22)        (0.07)                      (0.08)        0.18*       0.25*            0.01*
Net realized
  and
  unrealized
  gain (loss)
  on
 investments...                     6.74          3.56                        6.75         5.21       (0.98)            2.15
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Net increase
  (decrease)
  from
  investment
  operations...                     6.52          3.49                        6.67         5.39       (0.73)            2.16
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Distributions:
  Net
   investment
   income......                    (0.18)        (0.00)                      (0.19)       (0.12)      (0.13)           (0.00)
  Net realized
   gain on
 investments...                    (0.15)        (0.00)                      (0.15)       (1.08)      (0.00)           (0.00)
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
    Total
    distributions...               (0.33)        (0.00)                      (0.34)       (1.20)      (0.13)           (0.00)
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Net asset
  value, end of
  year.........                   $25.94        $19.75                      $26.11       $19.78      $15.59           $16.45
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
Total
  investment
  return (d)...                    33.33%         21.5%(b)                   34.10%        37.1%       (4.5)%           15.1%(b)
                    -------     --------     -----------      -------     --------     --------     -------     ----------------
                    -------     --------     -----------      -------     --------     --------     -------     ----------------

Ratios and
  supplemental
  data:
Net assets, end
  of year (in
  000's).......                 $211,673       $13,576                    $336,960     $129,280     $94,085         $125,038
Ratio of net
  investment
  income (loss)
  to average
  net assets...                    (0.79)%        (0.7)%(c)                  (0.29)%       1.25%*      1.07%*           0.15%*(c)
Ratio of
  expenses to
  average net
  assets (e)...                     2.54%          2.9%(c)                    2.04%        2.49%*      2.62%*           3.42%*(c)
Portfolio
  turnover
  rate +++.....                      155%          112%                        155%         112%        159%            none


--------------
+   Commencing April 1, 1993, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by LGT Asset Management of Fund Class A operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios for Class A would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d) Total investment return does not include sales charges.

(e) The ratio of expenses to average net assets reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements only for the fiscal year ended October 31, 1995.


                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------


EMERGING MARKETS FUND

The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock and rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets, or have no organized market.


For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by LGT Asset Management to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.



The Emerging Markets Fund will focus its investments in those emerging markets which LGT Asset Management believes have strongly developing economies and in which the markets are becoming more sophisticated. For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:



    Argentina           Mauritius
    Bolivia             Mexico
    Botswana            Morocco
    Brazil              Nigeria
    Chile               Pakistan
    China               Peru
    Colombia            Philippines
    Cyprus              Poland
    Czech Republic      Portugal
    Ecuador             Singapore
    Egypt               Republic of Slovakia
    Ghana               South Africa
    Greece              South Korea
    Hong Kong           Sri Lanka
    Hungary             Swaziland
    India               Taiwan
    Indonesia           Thailand
    Israel              Turkey
    Jamaica             Uruguay
    Jordan              Venezuela
    Kenya               Zimbabwe
    Malaysia



Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.



As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in LGT Asset Management's view, the value of such issuers securities will tend to reflect emerging market development to a greater extent than developments elsewhere; or (iii) organized under the


                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

laws of, or with a principal office in, an emerging market.



In managing the Emerging Markets Fund, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management then seeks to invest in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. The Emerging Markets Fund may invest up to 15% of its net assets in illiquid securities.



Under normal circumstances, the Emerging Markets Fund may invest up to 35% of its total assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, LGT Asset Management will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



The Emerging Markets Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of both governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade. "Investment grade" debt securities are those rated within the four highest ratings categories or, if not rated, determined by LGT Asset Management to be of comparable quality. Securities rated Baa by Moody's are investment grade debt securities but are considered to have speculative characteristics. Many emerging market debt securities are not rated by U.S. ratings agencies. The Emerging Markets Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors" for a more complete discussion.



If the rating of any of the Emerging Markets Fund's investments drops below a minimum rating considered acceptable by LGT Asset Management for investment by the Emerging Markets Fund, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.



Capital appreciation in debt securities in which the Emerging Markets Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.



INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Emerging Markets Fund may be able to invest in certain emerging markets solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, the Emerging Markets Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Emerging Markets Fund does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Emerging Markets Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Emerging Markets Fund would continue to pay its own management fees and other expenses.


                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Pursuant to such a defensive strategy, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Emerging Markets Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Emerging Markets Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Emerging Markets Fund shares or to meet ordinary daily cash needs, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.


The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by LGT Asset Management to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.



BORROWING. It is a fundamental policy of the Emerging Markets Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of Emerging Markets Fund shares than would be the case if the Emerging Markets Fund did not borrow, but also may enable the Emerging Markets Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. The Emerging Markets Fund will not borrow to leverage its portfolio. It is a nonfundamental policy of the Emerging Markets Fund that it will not purchase securities during times when outstanding borrowings represent 5% or more of its total assets.



LATIN AMERICA GROWTH FUND


The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. Though the Latin America Growth Fund may invest throughout Latin America, under current market conditions the Latin America Growth Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina.



Consistent with its investment objective and policies, the Latin America Growth Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. These securities may be listed on securities exchanges, traded in various OTC markets or have no organized market.


The Latin America Growth Fund will purchase equity and debt securities in seeking its objective of capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Growth Fund's objective of capital appreciation.


The Latin America Growth Fund defines securities of Latin American issuers to include the following: (a) securities of companies organized under the


                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

laws of, or has a principal office located in a Latin American country (b) securities of companies that derive 50% or more of its total revenues from business in Latin America provided that, in LGT Asset Management view, the value of such issuer's securities will tend to reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Growth Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities. For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela.



ALLOCATION OF THE LATIN AMERICA GROWTH FUND'S INVESTMENTS. The extent of the Latin America Growth Fund's holdings in any Latin American country will vary from time to time, based upon LGT Asset Management's judgment as to where the greatest investment opportunities then lie. In allocating investments among the various Latin American countries, LGT Asset Management looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. The Latin America Growth Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 50% of its total assets in any one country.


The portion of the Latin America Growth Fund's total assets invested directly in Chile may be less than the portions invested in other Latin American countries, particularly Mexico, because, at present, with limited exceptions, capital invested directly in Chile normally cannot be repatriated for at least one year. In addition, repatriation restrictions apply to investments made under the debt conversion programs in some countries.


Normally, the Latin America Growth Fund will invest a majority of its assets in equity securities. The percentage allocation between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Latin America Growth Fund's assets to be invested in equity versus debt: level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade.



Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. In evaluating investments in securities of U.S. issuers, LGT Asset Management will consider, among other things, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.



The Latin America Growth Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. For example, due to Chile's current investment restrictions, the Latin America Growth Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions. Accordingly, as a result of the current limitations


                               Prospectus Page 13

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
on investment by the Latin America Growth Fund in securities of other investment companies described below, the Fund's investment in Chile would not likely exceed 15% of its total assets.


INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of the Latin America Growth Fund's assets which may be invested in debt securities which are rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, are deemed by LGT Asset Management to be of comparable quality. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Latin America Growth Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Latin America Growth Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."



During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collateralized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the OTC secondary market for Latin American debt. U.S. dollar-denominated collateralized bonds, which may be fixed par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury Zero Coupon bonds having the same maturity. At least one year of rolling interest payments are collateralized by cash or other investments. Brady Bonds have been issued by the countries of, among others, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market
countries. Approximately $   billion in principal amount of Brady Bonds are
outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade.



INVESTMENT IN OTHER INVESTMENT COMPANIES
OR VEHICLES. Under the 1940 Act, the Latin America Growth Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company, or acquire up to 3% of the voting stock of any one investment company. Investment in other investment companies or vehicles may be the most practical or only manner in which the Latin America Growth Fund can participate in certain Latin American securities markets. Such investment may involve the payment of substantial premiums above the value of such issuers' portfolio securities, and is subject to limitations under the 1940 Act and market availability. There can be no assurance that vehicles for investing in certain Latin American countries will be available for investment. The Latin America Growth Fund does not intend to invest in such vehicles or funds unless, in the judgment of LGT Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Latin America Growth Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Latin America Growth Fund would continue to pay its own management fees and other expenses.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may hold cash (U.S. dollars, foreign currencies, multinational units) and/or invest up to 100% of its total assets in money market securities (as defined herein) to generate income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies. In addition, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new shares of the Fund. The Latin America Growth Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, LGT Asset Management determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period, or that investing in those markets presents undue risk of loss.


                               Prospectus Page 14

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Latin America Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities or (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Latin America Growth Fund may not invest more than 25% of its total assets in bank securities; (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.


The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.


The banks whose obligations may be purchased by the Latin America Growth Fund and the banks and broker/dealers with whom the Latin America Growth Fund may enter into repurchase agreements (as defined below) include any member bank of the Federal Reserve System, and any broker/ dealer or any foreign bank whose creditworthiness has been determined by LGT Asset Management, in accordance with guidelines approved by the Company's Board of Directors, to be at least equal to that of issuers of commercial paper that the Latin America Growth Fund may purchase, as described above. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision. In this regard, LGT Asset Management will consider, among other factors, the capitalization of the institution, LGT Asset Management's prior dealings with the institution, any rating of the institution's senior long term debt by independent rating agencies and other factors LGT Asset Management deems appropriate.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND



SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, the Funds require the borrower to maintain with the Funds' custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities at least equal to the value of the borrowed securities, plus any accrued interest. The Funds will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Funds limit their loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). LGT Asset Management believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law and/or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and


                               Prospectus Page 15

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss. The Funds also may enter into reverse repurchase agreements, although (i) the Emerging Markets Fund currently does not intend to do so and (ii) the Latin America Growth Fund may not enter into such agreements, with respect to more than 5% of its total assets.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against the effect of adverse changes in the financial markets in which the Funds invest, or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, both Funds may use forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that a Fund's risk management policies will succeed. These techniques are described below and are further detailed in the Statement of Additional information.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, LGT Asset Management may not be able to effectively hedge its investment in such Latin American and emerging markets.



In addition, each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that LGT Asset Management intends to include in the Fund's portfolio. The Funds also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.



Further, the Funds may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates. The Funds may write and purchase put and call options on securities, indices and currencies that are traded on recognized securities exchanges and on over-the-counter ("OTC") markets.



These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), have the effect of limiting the extent to which the Funds may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may each enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Funds anticipate making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate


                               Prospectus Page 16

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

(either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Funds may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount up to the value of that Fund's portfolio securities denominated in a foreign currency. The Funds may also purchase put or call options on currencies, futures contracts on currencies and options and options on futures contracts on currencies to hedge against movements in exchange rates.



Although either Fund might not employ any of the foregoing strategies, its use of forward currency contracts, futures contracts, and options would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need of a Fund to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities markets movements, currency exchange rates or interest rates in utilizing a strategy for a Fund, it would be in a better position if it had not hedged at all. The Funds may each also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. There is no assurance that the Emerging Markets Fund will achieve its investment objective.


LGT Asset Management believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, LGT Asset Management believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives to those of the Emerging Markets Fund that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.


Nonetheless, investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

                               Prospectus Page 17

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Emerging Markets Fund could lose its entire investment in that market.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the naming of
Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or

                               Prospectus Page 18

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
under the direction of the Company's Board of Directors.


LATIN AMERICA GROWTH FUND. Pursuant to the 1940 Act, the Latin America Growth Fund's classification as a non-diversified investment company allows it, with respect to 50% of its assets, to invest more than 5% of its total assets in the securities of any issuer. Consequently, as the Latin America Growth Fund may be invested in the securities of a limited number of Latin American issuers, the performance of any single issuer may have a more significant effect upon the overall performance of the Latin America Growth Fund than if the Latin America Growth Fund was a diversified investment company.


The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of Latin American issuers. Accordingly, an investment in the Latin America Growth Fund requires consideration of certain factors not typically associated with investing in most U.S. issuers.

Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Latin America Growth Fund could lose its entire investment in any such country.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.
Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.

The Latin America Growth Fund may not invest more than 10% of its net assets in illiquid securities. The Latin America Growth Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted as to remittance of invested capital or profits, as illiquid securities for purposes of this limitation. The Latin America Growth Fund will also treat repurchase agreements with maturities in excess of seven days as illiquid securities.

The Latin America Growth Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Latin America Growth Fund's assets denominated in those currencies. Such changes will also affect the Latin America Growth Fund's income.


In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Latin America Growth Fund's portfolio securities are denominated may have a detrimental impact on the Latin America Growth Fund.



Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.


Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on

                               Prospectus Page 19

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
the economies and securities markets of certain Latin American countries.

The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other developments could adversely affect the assets of the Latin America Growth Fund held in particular Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.

Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt.

Investment in Sovereign Debt involves a high degree of risk. The issuers or governmental authorities that control the repayment of Sovereign Debt may not be able or willing to make principal and/or interest payments when due in accordance with the terms of such debt. Investors should be aware that the Sovereign Debt instruments in which the Latin America Growth Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. A substantial portion of the Sovereign Debt in which the Fund will invest, including Brady Bonds, is issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.


The Latin America Growth Fund and LGT Asset Management believe that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations") could enable the Latin America Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Latin America Growth Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of its total assets in Special Situations.



RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



As discussed above, the Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C and debt rated Ba, B, Caa, Ca, or C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation for such lower quality debt. For Moody's, Baa indicates the lowest degree of speculation and C the highest degree of speculation for such lower quality debt. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a


                               Prospectus Page 20

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.


A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.



LGT Asset Management attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment.


CURRENCY RISK. Since the Emerging Markets Fund and the Latin America Growth Fund may invest

                               Prospectus Page 21

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

OTHER INFORMATION. The Latin America Growth Fund's and Emerging Markets Fund's annual operating expenses, which are higher than those of many other investment companies of comparable size, are believed by each Fund's management to be comparable to expenses of other open-end management investment companies that invest primarily in the securities of countries in a single geographic region or regions.


The investment objective of the Latin America Growth Fund and of the Emerging Markets Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Latin America Growth Fund and the Emerging Markets Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Latin America Growth Fund's and the Emerging Markets Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


                               Prospectus Page 22

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                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund.


Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.



PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE, on a Business Day, will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's Financial Advisor requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                               Prospectus Page 23

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             HOW TO MAKE EXCHANGES

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Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."



In addition to the Funds, the GT Global Mutual Funds currently include:



      -- GT GLOBAL WORLDWIDE GROWTH FUND


      -- GT GLOBAL INTERNATIONAL GROWTH FUND


      -- GT GLOBAL FINANCIAL SERVICES FUND


      -- GT GLOBAL INFRASTRUCTURE FUND


      -- GT GLOBAL NATURAL RESOURCES FUND


      -- GT GLOBAL CONSUMER PRODUCTS AND
         SERVICES FUND


      -- GT GLOBAL HEALTH CARE FUND


      -- GT GLOBAL TELECOMMUNICATIONS FUND


      -- GT GLOBAL NEW PACIFIC GROWTH FUND


      -- GT GLOBAL EUROPE GROWTH FUND


      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND


      -- GT GLOBAL AMERICA VALUE FUND


      -- GT GLOBAL AMERICA GROWTH FUND


      -- GT GLOBAL JAPAN GROWTH FUND


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL GOVERNMENT INCOME FUND


      -- GT GLOBAL STRATEGIC INCOME FUND


      -- GT GLOBAL HIGH INCOME FUND


      -- GT GLOBAL DOLLAR FUND



Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.



OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.


                               Prospectus Page 24

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.



Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.



REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.



Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to


                               Prospectus Page 25

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

what documents are required should contact his or her Financial Advisor.



Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For additional information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus or contact your Financial Advisor.


                               Prospectus Page 26

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.



Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701


EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.


                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing), each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------
                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or


                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gain regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 90 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.



LGT Asset Management provides investment management and/or administration services to the GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust
totaled approximately $45 billion. Of this amount, more than $   billion was
invested in emerging markets including the securities of Latin American issuers.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing the GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the


                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage the GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow. The investment professionals primarily responsible for the portfolio management of the Funds are as follows:



                             EMERGING MARKETS FUND



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Jonathan Chew                           Portfolio Manager since Fund inception  Portfolio Manager for LGT Asset
 London                                  in 1992                                 Management since 1990; Portfolio
                                                                                 Manager for LGT Asset Management Ltd.
                                                                                 (Hong Kong) since 1988.

James M. Bogin                          Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1993; From 1989 to
                                                                                 1993, Mr. Bogin was a Fund Manager at
                                                                                 Nomura Investment Management Co.
                                                                                 (Tokyo).

John R. Legat                           Portfolio Manager since 1995            Portfolio Manager for LGT Asset
 London                                                                          Management and LGT Management PLC
                                                                                 (London).


                           LATIN AMERICA GROWTH FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio Manager since Fund inception  Portfolio Manager for LGT Asset
 San Francisco                           in 1991                                 Management.


                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


In placing securities orders for the Funds' portfolio transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker-dealer. Commissions or discounts in foreign securities exchanges or OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliates.



The Emerging Markets Fund and the Latin America Growth Fund's portfolio turnover
rates during the fiscal year ended October 31, 1995 were    % and    %,
respectively. However, LGT Asset Management does not regard portfolio turnover as a limiting factor and will buy or sell securities for either Fund as necessary in response to market conditions to meet the Fund's objective. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of LGT Asset Management that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon LGT Asset Management's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.



LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by the relevant Fund(s) and include the Funds' financial statements. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was GT Global Income Series, Inc. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain enumerated investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.


CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class. For the fiscal year ended
October 31, 1995, total operating expenses for the Class A shares were     % for
the Emerging Markets Fund and     % for the Latin America Growth Fund,
respectively, of average net assets.


CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one

                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

year. For the fiscal year ended October 31, 1995, total operating expenses for
the Class B shares were     % for the Emerging Markets Fund and     % for the
Latin America Growth Fund, respectively, of average net assets.


The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares have been classified as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


Emerging Markets Fund is classified as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

The Latin America Growth Fund is classified as a "non-diversified" fund under the 1940 Act which means that with respect to 50% of its total assets, no more than 50% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

Because the Funds employ a Combined Prospectus, it is possible that a Fund might become liable for a misstatement with respect to the other Fund in this Combined Prospectus. The Board of Directors of the Company have considered this in approving the use of a Combined Prospectus.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at P.O. Box #7893, San Francisco, California 94120-7893.


PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date established by the Board of Directors.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions.

                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by G.T. Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 38

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                               Prospectus Page 39

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138



     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."



                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------


AGREEMENTS & SIGNATURES


 By the execution of this Account Application, I/we represent and warrant that I/we have full riGT power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.


 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES


CHECKWRITING PRIVILEGE


Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ /_Check here if desired. You will be sent a book of checks.


CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ /_Pay capital gain distributions only in cash___/ /_Pay dividends only in cash___/ /_Pay capital gain distributions AND dividends in cash.


SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name

-----------------------------------------


TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.



FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                        GT GLOBAL EMERGING MARKETS FUND
                          GT LATIN AMERICA GROWTH FUND

                                     [LOGO]



                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   EQUPV506040MC

                                     [LOGO]


                             GT GLOBAL THEME FUNDS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information


                               February 29, 1996

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (individually, "Fund" or "Theme Fund," collectively, "Funds" or "Theme Funds"). Each Fund (except for Health Care Fund) is a diversified series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Health Care Fund is organized as a non-diversified series of the Company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (individually, "Feeder Fund," collectively, "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (individually,
"Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the GT Global Theme Funds' current Class A and Class B Prospectus dated February 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio"), and also serves as the administrator for each Feeder Fund. The principal underwriter and distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     32
Information Relating to Sales and Redemptions............................................................................     34
Taxes....................................................................................................................     36
Additional Information...................................................................................................     40
Investment Results.......................................................................................................     41
Description of Debt Ratings..............................................................................................     50
Financial Statements.....................................................................................................     52


                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Feeder Fund will be that Fund's interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


SELECTION OF EQUITY INVESTMENTS


In analyzing the natural resource industry, LGT Asset Management has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



In analyzing the telecommunications industry, LGT Asset Management has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.



For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. LGT Asset Management is not aware at this time of the existence of any investment or exchange control regulations which


                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS


might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market LGT Asset Management considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. As a condition of continued registration in a state, each Theme Portfolio has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a Theme Portfolio in units or attached to securities will be deemed to be without value for purposes of this restriction.

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Theme Portfolio's investment policies and by regulatory agencies and approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed into upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or a Portfolio's Board of Trustees, as applicable. LGT Asset Management will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, which is more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might

                   Statement of Additional Information Page 4

                             GT GLOBAL THEME FUNDS

be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements, which involve the sale of a security by a Theme Portfolio and its agreement to repurchase the security at a specified time and price. Each Theme Portfolio may also engage in "roll" transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high-grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, U.S. government securities or other liquid, high grade debt securities) deposited with the intermediary. The Theme Portfolio will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                             GT GLOBAL THEME FUNDS


                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Theme Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

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A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.


Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The SEC's staff considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

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The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the

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original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.


Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.


    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES


To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.


FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

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accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a


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positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell


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and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management, in accordance with procedures approved by that Board. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities

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sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Theme Portfolio in Japan means that the Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise, capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.


Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.


Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

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                             INVESTMENT LIMITATIONS

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FEEDER FUNDS


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:


Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.


Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or
(ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

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In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.


HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Health Care Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

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        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies the Health Care Fund may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with the Health Care Fund's use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

An additional investment policy of the Health Care Fund, which may be changed by vote of the Company's Board of Directors without shareholder approval, provides that the Health Care Fund will not invest in securities of an issuer if the investment would cause the Health Care Fund to own more than 10% of any class of securities of any one issuer. Although it intends to do so only infrequently, if at all, the Health Care Fund has the authority to invest up to 10% of its total assets in shares of other investment companies. The Health Care Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Telecommunications Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1)  Buy   or  sell   real  estate   (including  real   estate   limited
    partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS


        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Telecommunications Fund may not exceed one-third of the Telecommunications Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Telecommunications Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Telecommunications Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications
    Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS


                            ------------------------

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS


                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, LGT Asset Management is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/ dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of each Theme Portfolio, LGT Asset Management may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in over-the-counter-markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.



Investment decisions for a Theme Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which LGT Asset Management serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.


Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS


Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be.
ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the over-the-counter markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal years ended October 31, 1995, 1994 and 1993, the Health Care Fund paid aggregate brokerage commissions of $______, $480,241 and $665,620, respectively. For the fiscal years ended October 31, 1995, 1994 and 1993, the Telecommunications Fund paid aggregate brokerage commissions of $________, $5,674,965, and $2,051,270, respectively. For the fiscal year ended October 31, 1995, and for the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $______ and
$18,145, $       and $111,512, and  $______ and $132,572, respectively. For  the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $______.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held.



Each Theme Portfolio anticipates that its annual portfolio turnover rate generally should not exceed 75%. However, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995 and 1994, the Telecommunications Fund's portfolio turnover rates were __% and 57%, respectively. For the fiscal years ended October 31, 1995 and 1994, the Health Care Fund's portfolio turnover rates were __% and 64%, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal year ended October 31, 1995, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 53% and __%, 18% and __%, and 137% and __%, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the portfolio turnover rate for the Consumer Products and Services Portfolio was ___%.


                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS


                        DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Director, Chairman of the Board and      companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Asset Management Holdings, Inc. since
50 California Street                     1988; Director and President of LGT Asset Management since 1989; Director of G.T. Global
San Francisco, CA 94111                  since 1987 and President of GT Global from 1987 to 1995; Director of GT Services since
                                         1990; President of GT Services from 1990 to 1995; Director of G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992, and President of G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm): Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
Two Embarcadero Center                   is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94111                  1940 Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income Investments and a
Vice President and Chief                 Director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Investment Officer -                     Kreps was Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President - Finance and
Vice President and                       Administration of LGT Asset Management, GT Global, GT Services and G.T. Insurance. From
Chief Financial Officer                  1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management, GT Global
50 California Street                     and GT Services. He was Vice President - Finance of G.T. Insurance from 1992 to 1994; and
San Francisco, CA 94111                  a Director of LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting of LGT Asset Management since 1992. Mr. Chancey
Vice President and Principal             was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and G.T. Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111
David J. Thelander, 40                   Mr. Thelander has been an Assistant General Counsel of LGT Asset Management since January
Assistant Secretary                      1995. Mr. Thelander was an associate at the law firm of Kirkpatrick & Lockhart LLP from
50 California Street                     1993 to 1994. Prior thereto, he was an attorney with the U.S. Securities and Exchange
San Francisco, CA 94111                  Commission.

------------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Global Developing Markets Fund, Inc., and a Trustee and officer of G.T. Global Growth Series, GT Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio and Global High Income Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. As of the date of this Statement, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate. For the fiscal year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company, received total compensation of $______, $______, $______ and $______, respectively, from the 40 GT Global
Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits.


                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS


                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

LGT Asset Management serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between each Portfolio and LGT Asset Management ("Portfolio Management Contract"). LGT Asset Management serves as administrator to each Feeder Fund under an administration contract between the Company and LGT Asset Management ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Portfolio and administers each Portfolio's and Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Portfolio Management Contract, LGT Asset Management has agreed to reduce the investment management and administration fees payable by each Portfolio by the amount that the ordinary operating expenses (exclusive of brokerage commissions, organization expenses, interest, taxes, distribution-related expenses, certain expenses attributable to investing outside the United States and extraordinary expenses) of that Portfolio for any fiscal year borne by its corresponding Fund, together with the direct ordinary operating expenses (exclusive of brokerage commission, organization expenses, taxes, interest, certain distribution-related expenses and extraordinary expenses) of such Fund, exceeds the most stringent limits prescribed by any state in which the shares of the Fund are offered for sale. Currently, the most restrictive applicable limitation provides that a Feeder Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of all average net assets thereafter. LGT Asset Management and GT Global have voluntarily undertaken to limit the Class A and Class B expenses of each Feeder Fund (exclusive of brokerage commissions, interest, taxes and extraordinary items) to the maximum annual level of 2.40% and 2.90%, respectively, of the average daily net assets of the respective classes of the Fund during each fiscal year, and LGT Asset Management has agreed to reimburse each Feeder Fund if its expenses exceed that amount.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

LGT Asset Management serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund and Telecommunications Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space,


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS


necessary small office equipment and utilities. For these services, the Health Care Fund and Telecommunications Fund each pays LGT Asset Management investment management and administration fees, based on the Health Care Fund and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.



The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or LGT Asset Management may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to waive its investment management and administration fees from the Health Care Fund and Telecommunications Fund and to reimburse the Health Care Fund's and Telecommunications Fund to the extent necessary to assure that the Health Care Fund's and Telecommunications Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the United States and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Health Care Fund and Telecommunications Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Health Care Fund and Telecommunications Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, GT Global and LGT Asset Management have voluntarily undertaken to limit the Health Care Fund's and Telecommunications Fund's Class A and Class B share expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual level of 2.40% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, during each fiscal year, and LGT Asset Management has agreed to reimburse the Health Care Fund and Telecommunications Fund if the Health Care Fund's and Telecommunications Fund's expenses exceed that amount.


                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS



The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Theme Portfolios to LGT Asset Management during the periods shown:


                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1995......................................................................................................  $
1994......................................................................................................       4,353,688
1993......................................................................................................       5,331,224


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1995......................................................................................................  $
1994......................................................................................................      21,926,187
1993......................................................................................................       7,254,611


                          FINANCIAL SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1995...............................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................               0


                            INFRASTRUCTURE PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1995...............................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................           3,021


                          NATURAL RESOURCES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1995...............................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................               0



                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO



                                                                                                             AMOUNT PAID
                                                                                                            --------------
December 30, 1994 (commencement of operations) to October 31, 1995........................................  $



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal year ended October 31, 1995, LGT Asset Management reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $8,249 and $______, $48,901 and $______, and $28,500 and $______, respectively; for the same period, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund did not pay any administration fees. However, LGT Asset Management reimbursed those Funds for such fees in the amounts of $3,029 and $______, $19,370 and $______, and $10,436
and $______, respectively. Accordingly, LGT Asset Management reimbursed the Financial Services Fund, Infrastructure Fund and Natural Resources Fund and their respective Portfolios investment management and administration fees in the aggregate amounts of $______ and $11,278, $______ and $68,271, and $______ and
$38,936, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, LGT Asset Management reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amount of $______. For the same period, the Consumer Products and Services Fund did not pay any administration fees; however, LGT Asset Management reimbursed the Fund in the amount of $______. Accordingly, LGT Asset Management reimbursed the Consumer Products and Services Fund and its Portfolio investment management and administration fees in the aggregate amount of $______.



For the fiscal year ended October 31, 1995, LGT Asset Management, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.40% and 2.90%, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Financial Services Fund and Natural Resources Fund for Class A and Class B expenses in the additional
amounts of $      and $      , respectively.


                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS


DISTRIBUTION SERVICES RELATING TO EACH FUND

Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.



As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to Class A and Class B shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Theme Funds to GT Global under each Fund's Class A Plan and Class B Plan for the Fund's fiscal year ended October 31, 1995:


                                HEALTH CARE FUND


                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $



                            TELECOMMUNICATIONS FUND



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $



                            FINANCIAL SERVICES FUND



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $



                              INFRASTRUCTURE FUND



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $



                             NATURAL RESOURCES FUND



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $



                      CONSUMER PRODUCTS AND SERVICES FUND



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
December 30, 1994 (commencement of operations) to October 31, 1995..........................  $              $



In approving the Plans, the Directors determined that the adoption of the Plans was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of each Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table


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                             GT GLOBAL THEME FUNDS


reviews the extent of such activity during the Health Care Fund's last three fiscal years. The sales structure for the period November 1, 1992 through March 31, 1993 was a sales structure substantially similar to the current Class A structure:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1995......................................................................  $               $              $
1994......................................................................       1,544,456        131,040       1,413,416
1993......................................................................       1,519,000        181,204       1,337,796



The   following  table   reviews  the  extent   of  such   activity  during  the
Telecommunications Fund's fiscal year ended October 31, 1995, 1994 and 1993:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1995......................................................................  $               $              $
1994......................................................................      15,634,626      2,477,493      13,157,133
1993......................................................................      18,545,000      2,002,928      16,542,072



The following table reviews the extent of such activity for the Financial Services Fund, Infrastructure Fund and Natural Resources Fund for each Fund's fiscal year ended October 31, 1995 and for the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31, 1995                                                   COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
Financial Services Fund...................................................  $               $              $
Infrastructure Fund.......................................................
Natural Resources Fund....................................................

MAY 31, 1994 TO OCTOBER 31, 1994
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       53,670  $       4,672  $       48,998
Infrastructure Fund.......................................................         494,689         51,215         443,474
Natural Resources Fund....................................................         203,926         14,471         189,455



The following table reviews the extent of such activity for the Consumer Products and Services Fund for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
DECEMBER 30, 1994 TO OCTOBER 31, 1995                                         COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
                                                                            $               $              $



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to the Class A shares other than as described above. GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Theme Funds for the periods shown.


                                HEALTH CARE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1995.............................................................................   $
Year ended October 31, 1994.............................................................................           49,801
Period April 1, 1993 to October 31, 1993................................................................            2,093


                            TELECOMMUNICATIONS FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1995.............................................................................   $
Year ended October 31, 1994.............................................................................        1,731,244
Period April 1, 1993 to October 31, 1993................................................................           51,513


                            FINANCIAL SERVICES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1995.............................................................................   $
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              847


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                             GT GLOBAL THEME FUNDS


                              INFRASTRUCTURE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1995.............................................................................   $
May 31, 1994 (commencement of operations) to October 31, 1994...........................................            1,528


                             NATURAL RESOURCES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1995.............................................................................   $
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              779



                      CONSUMER PRODUCTS AND SERVICES FUND



                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
December 30, 1994 (commencement of operations) to October 31, 1994......................................   $



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


GT Services, the Funds' Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management also serves as each Theme Porfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



For the period ____________, 1995 to October 31, 1995, the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund paid LGT Asset Management fees of $_____, $_____, $_____, $_____, $_____ and $_____, respectively, for such accounting services.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


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                             GT GLOBAL THEME FUNDS


Each Theme Portfolio's securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.



Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


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                             GT GLOBAL THEME FUNDS


                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA)

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares of a Fund may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares of a Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to an SWP established in Class B shares only, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

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                             GT GLOBAL THEME FUNDS


REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.



TAXATION OF THE THEME PORTFOLIOS


    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard


                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS

to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.



Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of those taxes paid by its corresponding Portfolio). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant  to proposed  regulations, open-end RICs,  such as the  Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


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                             GT GLOBAL THEME FUNDS


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.


If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts on foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund) to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains or losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor Section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS


                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Company's and Global Investment Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.


USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time or to grant the use of such names to any other company.


                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS


                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


Each Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated. The
Standardized   Returns  for  the  Class  A   shares  of  Health  Care  Fund  and
Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1995................         %              %
January 27, 1992 through October 31, 1995.........    n/a               16.61%
November 1, 1990 through October 31, 1995.........         %        n/a
August 7, 1989 through October 31, 1995...........         %        n/a


The Standardized Returns for the Class B Shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as aggregate returns for the periods shown, were:


                                                    HEALTH CARE    TELECOMMUNI-
PERIOD                                                  FUND       CATIONS FUND
--------------------------------------------------  ------------   ------------
Fiscal year ended October 31, 1995................          %              %
April 1, 1993 through October 31, 1995............          %              %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                    HEALTH CARE    TELECOMMUNI-
PERIOD                                                  FUND       CATIONS FUND
--------------------------------------------------  ------------   ------------
Fiscal year ended October 31, 1995................          %              %
January 27, 1992 through October 31, 1995.........    n/a                  %
August 7, 1989 through October 31, 1995...........          %        n/a


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, which were first offered on April 1, 1993, stated as aggregate total returns for the periods shown, were:


                                                    HEALTH CARE    TELECOMMUNI-
PERIOD                                                  FUND       CATIONS FUND
--------------------------------------------------  ------------   ------------
Fiscal year ended October 31, 1995................          %              %
April 1, 1993 through October 31, 1995............          %              %



The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                    HEALTH CARE    TELECOMMUNI-
PERIOD                                                  FUND       CATIONS FUND
--------------------------------------------------  ------------   ------------
Fiscal year ended October 31, 1995................          %              %
January 27, 1992 through October 31, 1995.........    n/a                  %
November 1, 1990 through October 31, 1995.........          %        n/a
August 7, 1989 through October 31, 1995...........          %        n/a


                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS



The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                    HEALTH CARE    TELECOMMUNI-
PERIOD                                                  FUND       CATIONS FUND
--------------------------------------------------  ------------   ------------
Fiscal year ended October 31, 1995................          %              %
April 1, 1993 through October 31, 1995............          %              %



The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as aggregate total returns for the periods shown, were:



                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1995.......................
May 31, 1994 through October 31, 1995.............           %                   %                  %



The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class B shares, stated as aggregate total returns for the periods shown, were:



                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1995.......................
May 31, 1994 through October 31, 1995.............           %                   %                  %



The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:



                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1995.......................
May 31, 1994 through October 31, 1995.............            %                  %                  %



The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:



                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1995.......................
May 31, 1994 through October 31, 1995.............            %                  %                  %



The Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the period December 30, 1994 (commencement of operations) to October 31, 1995 was __%. Standardized Return for Consumer Products and Service Fund's Class B shares, stated as aggregate return, for the same period was __%.



The Non-Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the period December 30, 1994 (commencement of operations) to October 31, 1995 was __%. Non-Standardized Return for such Fund's Class B shares for the same period, stated as aggregate return, was __%. Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies. Each Fund will include performance data for all classes of that Fund in any advertisement or information including performance data for each Fund.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance


                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS


of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.



Each Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding collateralized mortgage obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS


       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investor's Service, Inc., Standard & Poor's.

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").


       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill  Lynch, Pierce,  Fenner  & Smith,  Inc., J.P.  Morgan,  Morgan
Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to

                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS

compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible roll over distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.



 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17)_ Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18)_ Countries  restructuring their debt, including  those under the Brady Plan:
     LGT Asset Management.


19)_ Political and economic structure of countries: Economist Intelligence Unit.


20)_ Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


21)_ Dividend yields for U.S. and non-U.S. companies: Bloomberg.



From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS



GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfoio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


HEALTH CARE FUND

From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development


    / / Regulatory environment of health care industries



    / / Consolidation in the health care industries



The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:


    / / Research firms such  as Mehta and  Isaly which publishes  PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The  World  Bank  and its  publications  such as  THE  WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / International Finance  Corporation (IFC)  and publications  such as  the
        EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRY

The Health Care Fund and LGT Asset Management believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate during the past twenty years (based on the most recent data available at December 31, 1992, as compiled by the OECD). LGT Asset Management expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to LGT Asset Management, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



LGT Asset Management believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by LGT Asset Management, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.


                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS


TELECOMMUNICATIONS FUND

From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:


    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world


    / / Supply and demand of telephone equipment and services



    / / Regulatory environment of telecommunications industries



    / / Revenue, price and usage of telecommunications products and services



    / / Privatization of telecommunications companies



The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants (ITC), a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. LGT Asset Management expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute


    / / Regulatory environment of consumer products industries



The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:


    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / The International Finance Corporation (IFC) and its publications

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS


    / / The Organization for Economic Cooperation and Development (OECD) and its publications


INFRASTRUCTURE FUND


From time to time the Fund and GT Global may quote information including, but not limited to:


    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services


    / / Regulatory environment of infrastructure industries


    / / Quantity and costs of current and projected infrastructure projects


    / / Privatization of industries and companies


    / / New   technologies,  products   and  services   used  in  infrastructure
        industries



FINANCIAL SERVICES FUND


From time to time the Fund and GT Global may quote information including, but not limited to:


    / / Supply and demand of financial services


    / / Regulatory environment of financial service industries


    / / Credit ratings of U.S. and non-U.S. banks


    / / New technologies, products and services used in the financial services industries


    / / Consolidation in the financial services industries



NATURAL RESOURCES


From time to time the Fund and GT Global may quote information including, but not limited to:


    / / Supply, demand and prices of natural resources


    / / Regulatory environment of natural resources


    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources


    / / New technologies, products and services used in the natural resources industries


                  Statement of Additional Information Page 49

                             GT GLOBAL THEME FUNDS


                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 50

                             GT GLOBAL THEME FUNDS


        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


                  Statement of Additional Information Page 51

                             GT GLOBAL THEME FUNDS


        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

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                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund (except Consumer Products and Services Fund) at October 31, 1995 and for the fiscal year then ended, and the audited financial statements of Consumer Products and Services Fund for the period December 30, 1994 (commencement of operations) to October 31, 1995 appear on the following pages.


                  Statement of Additional Information Page 52

                             GT GLOBAL THEME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 53

                             GT GLOBAL THEME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 54

                             GT GLOBAL THEME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 55

                             GT GLOBAL THEME FUNDS


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services
/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market
GROWTH AND INCOME FUNDS


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                      THESA503MC

                                     [LOGO]


                             GT GLOBAL INCOME FUNDS


                        50 California Street, 27th Floor
                      San Francisco, California 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                               February 29, 1996


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This Statement of Additional Information relates to the Class A and Class B shares of GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (collectively, "Funds"). Each Fund is a mutual fund organized as a separate non-diversified series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information is not a Prospectus, supplements and should be read in conjunction with the Funds' current Class A and B Prospectus dated February 29, 1996. The Funds' Prospectus, is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the investment of manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio ("Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                   Page No.
                                                                                                   --------
Investment Objectives and Policies...............................................................      2
Options, Futures and Currency Strategies.........................................................      6
Risk Factors.....................................................................................     15
Investment Limitations...........................................................................     19
Execution of Portfolio Transactions..............................................................     23
Directors, Trustees and Executive Officers.......................................................     25
Management.......................................................................................     27
Valuation of Fund Shares.........................................................................     31
Information Relating to Sales and Redemptions....................................................     32
Taxes............................................................................................     34
Additional Information...........................................................................     37
Investment Results...............................................................................     38
Description of Debt Ratings......................................................................     45
Financial Statements.............................................................................     47

                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS


                       INVESTMENT OBJECTIVES AND POLICIES

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INVESTMENT OBJECTIVES
The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which, like the High Income Fund, is a non-diversified open-end management investment company with investment objectives identical to those of the High Income Fund. Whenever the phrase "all of the High Income Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


In determining what countries constitute emerging markets, LGT Asset Management will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS

LGT Asset Management is the investment manager of the Government Income Fund, the Strategic Income Fund and the Portfolio. In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS


companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Government Income Fund, the Strategic Income Fund and the Portfolio each has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange ("NYSE"). Warrants or rights acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Government Income Fund, the Strategic Income Fund or the Portfolio and may be changed by a vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Strategic Income Fund's or the Portfolio's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or

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foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the purchaser buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security.



Although repurchase agreements carry certain risks not associated with direct investments in securities, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. (The term "Company's Board of Directors" as used herein shall refer to the Board of Directors of the Company and/or the Board of Trustees of the Portfolio, as applicable). LGT Asset Management will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, LGT Asset Management's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies and other relevant factors.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of

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a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when LGT Asset Management believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when LGT Asset Management wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund or the Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option,


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this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option

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written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Porfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys

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a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index

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Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

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150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's

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portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and

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the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. LGT Asset Management, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by LGT Asset Management. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


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                                  RISK FACTORS

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    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

An investment in the Strategic Income Fund and the Portfolio is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund and the Portfolio. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund or the Portfolio will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund or the Portfolio could lose a substantial portion of its investments in such countries.

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The Fund's and the Portfolio's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

    ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total net assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time each Fund and the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Fund and the Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by each Fund and the Portfolio, however, could affect adversely the marketability of such portfolio securities and each Fund and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management will monitor the liquidity of


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securities held by each Fund and the Portfolio and report periodically on such decisions to the Company's Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's and the Portfolio's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund and the Portfolio. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, the Funds and the Portfolio do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

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                             GT GLOBAL INCOME FUNDS



    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.


The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Funds or the Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Fund or the Portfolio in Japan means that that Fund or the
Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although, recently China has moved toward free enterprise, and has established stock exchanges of its own.

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                             GT GLOBAL INCOME FUNDS


                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (14) below;

        (4) Acquire securities subject to restrictions on disposition of securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

                  Statement of Additional Information Page 19

                             GT GLOBAL INCOME FUNDS


       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Government Income Fund, are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) borrow money to purchase securities; and (2) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (13) below;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (5)   Make  loans,  except  that  the  Fund  may  invest  in  loans  and
    participations,  purchase  debt   securities  and   enter  into   repurchase
    agreements and make loans of portfolio securities;

        (6) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  Statement of Additional Information Page 20

                             GT GLOBAL INCOME FUNDS


        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).

               HIGH INCOME FUND AND GLOBAL HIGH INCOME PORTFOLIO

The High Income Fund and the Portfolio each may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in

                  Statement of Additional Information Page 21

                             GT GLOBAL INCOME FUNDS

    connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund and the Portfolio each may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).

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                             GT GLOBAL INCOME FUNDS


The Portfolio will comply with all state securities laws in any states in which the shares of the High Income Fund or any other investor, if any, in the Portfolio are registered for sale. Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of the shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, LGT Asset Management may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and the Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.


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                             GT GLOBAL INCOME FUNDS



Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the over-the-counter markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1995, 1994 and 1993, the Portfolio paid aggregate brokerage commissions of $_______, $24,000, and $2,000, respectively. For the fiscal years ended October 31, 1995, 1994 and 1993, the Government Income Fund paid aggregate brokerage commissions of $_______, $92,397, and $353,696, respectively. For the fiscal years ended October 31, 1995, 1994, and 1993, the Strategic Income Fund paid aggregate brokerage commissions of $_______, $134,876, and $6,511, respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when LGT Asset Management concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held (except to the extent necessary to avoid non-compliance with the "Short-Short Limitation" described below in "Taxes -- General"). The Government Income Fund, the Strategic Income Fund and the Portfolio each anticipates that its portfolio turnover rate will exceed 75%. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Fund or the Portfolio for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by a Fund or the Portfolio during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the High Income Portfolio the last two fiscal years were as follows:



                                                                                          YEAR ENDED         YEAR ENDED
                                                                                       OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                                       -----------------  -----------------
Government Income Fund...............................................................              %               625%
Strategic Income Fund................................................................              %               583%
High Income Portfolio................................................................              %               178%



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                             GT GLOBAL INCOME FUNDS


                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's By-Laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The term "Directors" as used below refers to the Company's Directors and the Portfolio's Trustees collectively. The Company's Directors and executive officers and the Portfolio's Trustees and executive officers are listed below.


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of GT Capital
50 California Street                     Holdings, Inc. since 1988; Director and President of LGT Asset Management since 1989;
San Francisco, CA 94111                  Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT
                                         Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global
                                         Insurance Agency, Inc. ("GT Insurance") since 1992; and President of GT Insurance Agency from 1992 to 1995. Prior to 1987, Mr. Minella held various positions with the Putnam
                                         Companies (a mutual fund and investment advisory organization). Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940
                                         Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 53                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); Trustee, Seattle Art Museum. Mr. Bayley also is a
2 Embarcadero Center                     director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94118                  Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief                 Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Investment Officer -                     Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/ Corneliuson Management, Inc. and Secretary of
San Francisco, CA 94111                  each of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C.,
                                         Milwaukee, Wisconsin.
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and Chief                 and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance. From
Financial Officer                        1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management and GT Global
50 California Street                     since 1987; Vice President - Finance of GT Insurance from 1992 to 1994; and a Director of
San Francisco, CA 94111                  LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President of Mutual Fund Accounting at LGT Asset Management since 1992. Mr. Chancey
Vice President and Chief Accounting      was Vice President of Putnam Fiduciary Trust Company from 1989-1992.
Officer
50 California Street
San Francisco, CA 94111
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliations with the GT companies.



The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc., and GT Global Developing Markets Fund, Inc. and a Trustee and officer of GT Global Growth Series, GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by LGT Asset Management. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. Each Director or Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers, or employees of LGT Asset Management or any affiliated company, received total compensation of $_______, $_______, $_______ and $_______, respectively, from the 40 GT Global
Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group do not own beneficially or of record any of the outstanding shares of any Fund. As of the date of this Statement, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of either Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS


                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT  Asset Management serves  as the Government Income  Fund's and the Strategic
Income  Fund's  investment  manager   and  administrator  under  an   Investment
Management and Administration Contract between the Company and LGT Asset Management ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and LGT Asset Management ("Portfolio Management Contract") (collectively, "Management Contracts"). LGT Asset Management serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and LGT Asset Management. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, LGT Asset Management administers each Fund's and the Portfolio's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic
Income  Fund  each   pay  LGT   Asset  Management   investment  management   and
administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million,
 .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the High Income Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to LGT Asset Management. The Portfolio pays such fees, also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Company Management Contract took effect April 19, 1989, and had an initial two-year term. The Portfolio Management Contract and the Administration Contract each has an initial two-year term with respect to the Portfolio and the High Income Fund, respectively, from the date of the commencement of the Fund's operations. The Management Contracts may be (and the Company Management Contract has been) renewed for additional one-year terms thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable, or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio, and the Administration Contract provides that with respect to the High Income Fund, either the Company, the Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act). Prior to April 19, 1989, LGT Asset Management served as investment manager and administrator of the Government Income Fund and the Strategic Income Fund pursuant to predecessor investment management and administration contracts.



Under the Management Contracts, LGT Asset Management has agreed to waive its investment management and administration fees from a Fund and to reimburse such Fund to the extent necessary to assure that the Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the U.S. and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. As applied to the High Income Fund and the Portfolio, LGT Asset Management has agreed to reduce the investment management and administration fee


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS


payable by the Portfolio by the amount by which the ordinary operating expenses (exclusive of organization expenses, interest, taxes, distribution-related expenses and extraordinary expenses) of the Portfolio for any fiscal year borne by the High Income Fund, together with the direct ordinary operating expenses (exclusive of brokerage commission, organization expenses, taxes, interest, distribution-related expenses and extraordinary expenses) of the High Income Fund, exceeds the most stringent expense limitations prescribed by any state in which the shares of the High Income Fund are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of the Class A shares and the Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of those respective classes of those Funds during each fiscal year. The expenses of the Class A shares and Class B shares of the High Income Fund (and such Fund's pro rata portion of the Portfolio's expenses) would be limited to the annual level of 2.20% and 2.85% of the average daily net assets of that Fund's Class A and Class B share. LGT Asset Management has agreed to reimburse a Fund if the Fund's annual ordinary expenses exceed those respective levels.



In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     6,390,750
1993.......................................................................................................     5,222,537



In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     5,392,542
1993.......................................................................................................     1,568,540



In each of the last three fiscal years the High Income Portfolio paid investment management and administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     2,266,420
1993.......................................................................................................       547,543



In each of the last three fiscal years the High Income Fund paid administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................       886,797
1993.......................................................................................................       212,294


DISTRIBUTION SERVICES

Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global. The Distribution Contracts were approved with respect to each of the Funds on June 20, 1995.



As described in the Prospectus, the Company has adopted separate Distribution Plans for each class of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan," collectively, "Plans"). The rate of payments by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of that Fund. Each Fund makes no payments to any party other than GT Global, who is the distributor (principal underwriter) of each Fund's shares. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The


                  Statement of Additional Information Page 28

                             GT GLOBAL INCOME FUNDS


following table discloses payments made by the Government Income Fund and the Strategic Income Fund to GT Global under the Class A Plan and the Class B Plan for the fiscal year ended October 31, 1995.



                                                                                           CLASS A           CLASS B
                                                                                       ----------------  ----------------
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                       OCTOBER 31, 1995  OCTOBER 31, 1995
                                                                                       ----------------  ----------------
Government Income Fund...............................................................     $                 $
Strategic Income Fund................................................................     $                 $
High Income Fund.....................................................................     $                 $



The Plans were last approved on June 20, 1995, by the Company's Board of Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan or in any agreement related thereto ("Qualified Directors"). In approving the Plans, the Directors determined that the adoption of the Class B Plan or continuation of the Class A Plan, as applicable, was in the best interests of the shareholders of the Funds. Agreements related to the Plan also must be approved by such vote of the Directors and Qualified Directors as described above. A plan of distribution substantially similar to the Class A Plan was approved by the shareholders of each Fund on April 19, 1989 which was subsequently amended to reflect certain changes, including (i) reference to the addition of the Class B Plan, and (ii) changes in the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class B Plan for High Income Fund was approved by LGT Asset Management as initial sole shareholder of the Class B shares of that Fund on October 21, 1992. The Class B Plan took effect on October 22, 1992.


Each Plan requires that, at least quarterly, the Directors will review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectuses, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.


The following tables reviews the extent of such activity during the last three fiscal years under a sales structure substantially similar to the current Class A structure:


                          YEAR ENDED OCTOBER 31, 1995



                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $             $            $
Strategic Income Fund.......................................................
High Income Fund............................................................



                          YEAR ENDED OCTOBER 31, 1994



                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $ 2,518,304   $   169,742  $   2,348,562
Strategic Income Fund.......................................................     3,565,247       732,755      2,832,492
High Income Fund............................................................     1,888,649       330,237      1,558,412



                          YEAR ENDED OCTOBER 31, 1993



                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $ 4,074,000   $   196,160  $   3,878,840
Strategic Income Fund.......................................................     4,071,000             0      4,071,000
High Income Fund............................................................     1,584,000       211,360      1,372,640



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to


                  Statement of Additional Information Page 29

                             GT GLOBAL INCOME FUNDS


redemptions of Class B shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Income Funds for the periods shown.


                             GOVERNMENT INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1995...........................................................................    $
    1994...........................................................................      809,221
    1993...........................................................................      104,329


                             STRATEGIC INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1995...........................................................................   $
    1994...........................................................................     1,084,779
    1993...........................................................................       163,669


                                HIGH INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1995...........................................................................   $
    1994...........................................................................       990,675
    1993...........................................................................       113,510



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by each Fund, to perform shareholder servicing, reporting and general transfer agent functions for each Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund, for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds. For the period August 1, 1995 to October 31, 1995, the Government Income Fund, Strategic Income Fund and High Income Fund paid LGT Asset Management fees of $________, $________, $________, respectively, for such accounting services. For the period July 1, 1995 to October 31, 1995, the Strategic Income Fund, Government Income Fund and High Income Fund paid LGT Asset Management fees of $_______, $_______ and $_______, respectively, for such accounting services.


EXPENSES OF THE FUNDS

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 30

                             GT GLOBAL INCOME FUNDS


                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemedto provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net
asset   values  therefore  may   not  take  place   contemporaneously  with  the
determination of the prices of securities held by the Funds. Events affecting the values of

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS


portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectuses. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectuses.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Providing that an investor's bank accepts the Bank

                  Statement of Additional Information Page 32

                             GT GLOBAL INCOME FUNDS

Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

EXCHANGES BETWEEN FUNDS

Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders of a Fund owning Class A or Class B shares with a value of $10,000 or more, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectuses). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC,

                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS

which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemption in kind." Payments of redemption in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities of the issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFIC") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL
The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses,

                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS

deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, the High Income Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to satisfy all those requirements.

Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES. Interest and dividends received by an Investor Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of these taxes paid by the Portfolio. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within, and taxes paid to, foreign countries if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the High Income Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.


If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) will be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RIC such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess,

                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS

as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities, also will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the (or options and Futures with respect thereto) Income Fund) if they are held for less than three months.

If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts on foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.


Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a

                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS

foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------


                             ADDITIONAL INFORMATION


--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P. conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS


                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectuses (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in with respect to Class A shares computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge with respect to Class B shares of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Funds' Standardized Returns, for their Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 31, 1990 through October 31, 1995...................................            %              %         N/A
March 29, 1988 through October 31, 1995.....................................            %              %         N/A
October 22, 1992 through October 31, 1995...................................     N/A            N/A                      %



The Funds' Standardized Returns for their Class B shares, which were first offered on October 22, 1992, stated as average annual total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 22, 1992 through October 31, 1995...................................            %              %              %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Funds may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Funds' Non-Standardized Returns for their Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 31, 1990 through October 31, 1995...................................            %              %         N/A
March 29, 1988 through October 31, 1995.....................................            %              %         N/A
October 22, 1992 through October 31, 1995...................................     N/A            N/A                      %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 22, 1992 through October 31, 1995...................................            %              %              %


                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS



The Funds' Non-Standardized Returns for the Funds' Class A shares stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 31, 1990 through October 31, 1995...................................            %              %         N/A
March 29, 1988 through October 31, 1995.....................................            %              %         N/A
October 22, 1992 through October 31, 1995...................................     N/A            N/A                      %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annual total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................            %              %              %
October 22, 1992 through October 31, 1995...................................            %              %              %



Current yield ("YIELD"), which is calculated separately for Class A and Class B shares of each fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:


                   a-b
YIELD =   2      ( --  + 1  )   (6) -1
                   cd


The current yields of the Class A shares of the Government Income Fund, Strategic Income Fund and the High Income Fund for the one month period ended October 31, 1995, were %, % and %, respectively. The current yields of the Class B shares of Government Income Fund, Strategic Income Fund and High Income Fund for the one month period ended October 31, 1995 were %, %, and
   %, respectively.



As of October 22, 1992, the investment objectives and policies of the Strategic Income Fund were changed to high current income, primarily, and capital appreciation, secondarily. Prior to October 22, 1992, the Strategic Income Fund operated as the GT Global Bond Fund and had investment objectives which sought primarily, capital appreciation and moderate current income, secondarily. The total returns and yield for the Strategic Income Fund were primarily achieved under the Strategic Income Fund's prior investment objectives.


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for such Fund.


Each Fund and GT Global, from time to time, may compare the Funds with, but not limited to, the following:


        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.

                  Statement of Additional Information Page 40

                             GT GLOBAL INCOME FUNDS



       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.


       (23) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. Each Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. Each Fund differs from bank investments in several respects. Each Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.


Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, each Fund's performance may be compared to mutual fund performance indices prepared by Lipper.



GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.



Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


                  Statement of Additional Information Page 41

                             GT GLOBAL INCOME FUNDS



GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. Each funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


Each Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, each Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, each fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, each Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS


PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.

The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.


Finally, there is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.



From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.


 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.


 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.


 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.


 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.


11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.


12) Age distribution within populations: OECD and United Nations.


13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).


17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries  restructuring their debt,  including those under  the Brady Plan:
    LGT Asset Management.


19) Political and economic structure of countries: Economist Intelligence Unit.


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                             GT GLOBAL INCOME FUNDS



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.



In addition, the GT Global Strategic Income Fund and the GT Global High Income Fund, from time to time, may quote yields and total returns of representative debt instruments from emerging market countries in its advertising and sales literature.


ECONOMIC DEVELOPMENT IN EMERGING MARKETS


GT has identified six phases to track the progress of developing economies.



In addition, GT focuses on the transitions between each phase:


    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME

The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.


IMPORTANT POINTS TO NOTE ABOUT THE ABOVE DATA RELATING TO WORLD BOND PERFORMANCE AND DIVERSIFICATION



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen,

                  Statement of Additional Information Page 44

                             GT GLOBAL INCOME FUNDS

German  Deutschemark,  Hong   Kong  Dollar).  A   foreign  currency  which   has
strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in debt securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the relevant indices. The performance of indices does not take expenses into account, while the Funds incur expenses in their operations that will reduce performance. The Funds are actively managed, i.e. LGT Asset Management as each Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objectives. Moreover, the Funds may invest a portion of their assets in corporate bonds, while certain indices relate only to government bonds. These factors will cause the performance of each Fund to differ from the relevant indices.


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                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater.



        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS


         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



    STANDARD & POOR'S ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term volnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

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                              FINANCIAL STATEMENTS

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The audited financial statements of G.T. Global Government Income Fund, G.T. Global Strategic Income Fund, G.T. Global High Income Fund, and Global High Income Portfolio as of October 31, 1995 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 47

                          GT GLOBAL HIGH INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 48

                          GT GLOBAL HIGH INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 49

                          GT GLOBAL HIGH INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 50

                             GT GLOBAL INCOME FUNDS


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity for U.S. investors by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Invests in global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR
  REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      INCSA503MC

                                     [LOGO]


                               GT GLOBAL GROWTH &
                                  INCOME FUND



                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                               February 29, 1996


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GT Global Growth & Income Fund ("Fund") is a non-diversified mutual fund organized as a separate series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated February 29, 1996, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     16
Execution of Portfolio Transactions......................................................................................     17
Directors and Executive Officers.........................................................................................     20
Management...............................................................................................................     22
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     27
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     38


                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND


                            INVESTMENT OBJECTIVE AND
                                    POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS

For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect the Fund's ability to invest. For example, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. LGT Asset Management is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by the Fund. The Fund has no present intention of making any significant investment in any country or stock market LGT Asset Management considers the political or economic situation to be at risk of substantial or total loss because of such political or economic situation.



The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed

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                         GT GLOBAL GROWTH & INCOME FUND

5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by the Company's Board of Directors without shareholder approval.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300%

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND

asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Fund might make a short sale "against the box" in order to hedge against market risks when LGT Asset Management believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when LGT Asset Management wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion permiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 4

                         GT GLOBAL GROWTH & INCOME FUND


                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

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                         GT GLOBAL GROWTH & INCOME FUND

premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.



Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.


                   Statement of Additional Information Page 6

                         GT GLOBAL GROWTH & INCOME FUND


PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or an (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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                         GT GLOBAL GROWTH & INCOME FUND

offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference

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                         GT GLOBAL GROWTH & INCOME FUND

between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

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Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

        RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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                         GT GLOBAL GROWTH & INCOME FUND

increased   participation   by  speculators   in   the  Futures   markets.  This
participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money"if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees entering, into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. See "Investment Limitations." Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the security approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.


                  Statement of Additional Information Page 13

                         GT GLOBAL GROWTH & INCOME FUND



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers


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                         GT GLOBAL GROWTH & INCOME FUND

with  respect to  such matters as  restrictions on  market manipulation, insider
trading  rules,  shareholder  proxy   requirements  and  timely  disclosure   of
information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom and Germany) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


                  Statement of Additional Information Page 15

                         GT GLOBAL GROWTH & INCOME FUND


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by the Fund in Japan means that the Fund may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to operating policy (4) below;

        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering

                  Statement of Additional Information Page 16

                         GT GLOBAL GROWTH & INCOME FUND

    into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

For purposes of the concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

                  Statement of Additional Information Page 17

                         GT GLOBAL GROWTH & INCOME FUND



Consistent  with  the interests  of the  Fund, LGT  Asset Management  may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the Fund's fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid aggregate brokerage commissions of $_______, $280,861 and $382,594, respectively. For the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid to Bank-in-Liechtenstein, Frankfurt, as "affiliated broker" as defined in the 1940 Act, aggregate brokerage commissions of $_______, $2,485 and $_______, respectively, for transactions involving purchases and sales of portfolio securities, which represented ____%, 0.89% and ____%, respectively, of the total brokerage commissions paid by the Fund and ____%, 0.35% and ____%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


                  Statement of Additional Information Page 18

                         GT GLOBAL GROWTH & INCOME FUND


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 75%, but this expectation will not be a limiting factor when LGT Asset Management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments (i.e., having a maturity at the date of purchase of one year or less), held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995 and 1994, the
Fund's portfolio turnover rates were    % and 117%, respectively.


                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's By-laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division, BIL GT
President                                Group Limited, since 1995; Director and President of GT Capital Holdings, Inc. since 1988;
50 California St.                        Director and President of LGT Asset Management since 1989; Director of GT Global since
San Francisco, CA 94111                  1987; President of GT Global from 1987 to 1995; Director of GT Services since 1990;
                                         President of GT Services from 1987 to 1995; Director of GT Global Insurance Agency, Inc.
                                         ("GT Insurance") since 1992; and President of GT Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
2 Embarcadero Center                     is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94118                  1940 Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income Investments and a
Vice President and Chief Investment      Director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Officer - Global                         Kreps was Senior Vice President of the Putnam Companies.
Fixed Income
50 California Street
San Francisco, CA 94111
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and Chief                 and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance. From
Financial Officer                        1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management, GT Global
50 California Street                     and GT Services. He was Vice President - Finance of GT Insurance from 1992 to 1994; and a
San Francisco, CA 94111                  Director of LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting at LGT Asset Management since 1992. Mr. Chancey
Vice President and                       was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Chief Accounting Officer
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111


--------------


 * Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc., and GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee of GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by LGT Asset Management. Each Director and officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director, who is not a director, officer or employee of LGT Asset Management or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company, received total compensation of $________, $________, $________ and $________, respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND


                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays LGT Asset Management investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract had an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund, the Company or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to waive its investment management and administration fees from the Fund and to reimburse the Fund to the extent necessary to assure that the Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the U.S. and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, LGT Asset Management and GT Global have voluntarily undertaken to limit the Fund's Class A share and Class B share expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the Fund's average daily net assets of those respective classes of the Funds, during each fiscal year and LGT Asset Management and GT Global have agreed to reimburse the Fund if the Fund's expenses exceed that amount.



The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Fund to LGT Asset Management during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     5,676,421
1993.......................................................................................................     2,226,185



The fees shown in the table above do not include the effect of reimbursements of Fund operating expenses made by LGT Asset Management. During the Fund's fiscal years ended October 31, 1993 and 1992, LGT Asset Management reimbursed the Fund for a portion of the Fund's aggregate operating expenses in the amounts of $183,449 and $381,540, respectively.


DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to a Distribution Contract between the Company and GT Global dated February 24, 1989.


                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND



As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan")
(collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the Fund. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The Class B Plan took effect on October 22, 1992. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................   $              $



In approving the Plans, the Directors including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans or in any agreement related thereto, determined that each Plan was in the best interests of the Fund and its shareholders. Agreements related to the Plan must also be approved by such vote of the Directors and Qualified Directors as described above. A plan of distribution which was substantially similar to the Class A Plan was approved by the shareholders of the Fund on January 20, 1992, which was subsequently amended to reflect certain changes, including (i) reference to the addition of the Class B Plan and (ii) changes in the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class B Plan was approved by the initial sole shareholder of the Class B shares on October 21, 1992.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.The following table reviews the extent of such activity during the Fund's last three fiscal years under a sales structure substantially similar to the current Class A structure:



                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1995...............................................................................   $             $          $
1994...............................................................................     2,299,883     442,313   1,857,570
1993...............................................................................     2,304,000           0   2,304,000



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. For the fiscal years ended October 31, 1995 and 1994, and for the period April 1, 1993 to October 31, 1993, GT Global collected contingent deferred sales charges in the amounts of $_______, $321,440 and $30,523, respectively.



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. LGT Asset Management serves as each Theme Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.08% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $6 billion and dividing the result by the aggregate assets of the GT Funds.



For the period July 1, 1995 to October 31, 1995, the Fund paid LGT Asset Management fees of $_______ for such accounting services.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees


                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND

discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES

To establish participation in the GT Global Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are included at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND

(or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemption in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of

                  Statement of Additional Information Page 27

                         GT GLOBAL GROWTH & INCOME FUND

the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988 gains or losses"). Each section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 29

                         GT GLOBAL GROWTH & INCOME FUND


                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" names and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND


                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annual total returns, for the periods shown were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.........................................................................                %
October 31, 1990 to October 31, 1995................................................................                %
September 25, 1990 through October 31, 1995.........................................................                %


The Fund's Standardized Returns for its Class B shares, which were first offered on October 22, 1992, stated as average annual total returns for the periods shown, were:


PERIOD                                                                                               STANDARDIZED RETURN
--------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.......................................................................                 %
October 22, 1992 to October 31, 1995..............................................................                 %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted. The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                                                     NON-STANDARDIZED
PERIOD                                                                                            AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1995.....................................................................                 %
October 31, 1990 to October 31, 1995............................................................                 %
September 25, 1990 through October 31, 1995.....................................................                 %


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the periods shown, were as follows:


PERIOD                                                                                            AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1995.....................................................................                 %
October 22, 1992 through October 31, 1995.......................................................                 %



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
                                                                                                      AVERAGE ANNUALIZED
PERIOD                                                                                                   TOTAL RETURN
---------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995........................................................................                %
October 31, 1990 to October 31, 1995...............................................................                %
September 25, 1990 through October 31, 1995........................................................                %


                  Statement of Additional Information Page 31

                         GT GLOBAL GROWTH & INCOME FUND


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annual total returns for the periods shown, were as follows:


PERIOD                                                                                           NON-STANDARDIZED RETURN
----------------------------------------------------------------------------------------------  -------------------------
Year ended October 31, 1995...................................................................                  %
October 22, 1992 through October 31, 1995.....................................................                  %


Standardized Returns and Non-Standardized Returns are not presented for the Advisor Class shares because no shares of that class were outstanding during the fiscal year ended October 31, 1994.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund.


The Fund and GT Global may from time to time compare the Fund with the following:


        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND


       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.

       (18)   Various  publications  and  annual   reports  such  as  the  World
    Development Report, produced by the World Bank and its affiliates.

       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Standard & Poor's.


       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (23) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their


                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND


assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

[INSERT FROM PG. 36]


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares

                  Statement of Additional Information Page 34

                         GT GLOBAL GROWTH & INCOME FUND

are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive roll overs or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. 401(k) plans, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including but not limited to the economic and financial data of the referenced financial organizations such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.


 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.



 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

                  Statement of Additional Information Page 35

                         GT GLOBAL GROWTH & INCOME FUND


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries  restructuring their debt,  including those under  the Brady Plan:
    G.T. Capital Management, Inc.


19) Political and economic structure of countries: Economist Intelligence Unit.


20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 36

                         GT GLOBAL GROWTH & INCOME FUND


                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
Ratings of debt obligations in which the Fund may invest are as follows:

    MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (IE., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


    STANDARD & POOR'S


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        As used in the Prospectus and this Statement of Additional Information, the above-referenced debt rating grades include sub-grades (such as those denoted by a plus or minus) within the categories listed.

COMMERCIAL PAPER RATINGS

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by Standard & Poor's ("S&P"), or, if unrated, judged by LGT Asset Management to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.


                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1995, and for its fiscal year then-ended appear on the following pages.


                  Statement of Additional Information Page 38

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 39

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 40

                         GT GLOBAL GROWTH & INCOME FUND


                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 41

                         GT GLOBAL GROWTH & INCOME FUND


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                      GROSA503MC

                                     [LOGO]


                      GT GLOBAL LATIN AMERICA GROWTH FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                               February 29, 1996


--------------------------------------------------------------------------------


GT Global Latin America Growth Fund ("Fund") is a non-diversified mutual fund organized as a separate series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund is not a prospectus and supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated February 29, 1996. A copy of the Fund's Prospectus is available without charge by either writing the Fund at the above address or by calling the Fund at the toll free telephone number printed above.



GT Asset Management, Inc. ("GT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Shares......................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     41


                   Statement of Additional Information Page 1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

LGT Asset Management is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries for the Fund, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing  companies  for  investment  by  the  Fund,  LGT  Asset  Management ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.


It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


The Fund may be prohibited under the Investment Company Act of 1940, as amended (the "1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Securities and Exchange Commission ("SEC") has proposed a rule which, if adopted, may permit the Fund to invest in certain of these securities subject to certain restrictions. The Fund has obtained an exemption from the SEC to permit the Fund to invest in a manner that is consistent with the SEC's proposed rule. The proposed rule excepts from the prohibition of the 1940 Act any acquisition by an investment company of securities of securities-related companies provided that certain percentage limitations are adhered to.


DEBT CONVERSIONS
Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary

                   Statement of Additional Information Page 2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to use to participate in Latin American debt conversion programs. LGT Asset Management will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy

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Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments.


Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management, to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Fund's Board of Trustees, as applicable. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision.


REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements, which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. However, the Fund does not currently intend to engage in reverse repurchase agreements with respect to more than 5% of its total assets. The Fund will maintain, in a segregated amount with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, government securities or other highly liquid securities similar to those borrowed) deposited with the intermediary. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon G.T Capital's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund would generally write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in or currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures

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Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 10% of its total assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which

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the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act,are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

On December 31, 1994 the market capitalizations of listed equity securities on the major exchanges in Argentina, Brazil (Sao Paulo only for market capitalization), Chile and Mexico were US$24.2 billion, $94.8 billion, $38.8 billion and $108.4 billion. By comparison, at December 31, 1994 the market capitalization of the NYSE alone was US$4.4 trillion. A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading

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significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. The stock markets in Brazil declined sharply in mid 1989, and closed briefly, following a large settlement failure. Another significant decline occurred in the first quarter of 1990. In 1987, the Mexican stock exchange experienced a severe correction, its index declining over 70 percent. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Recent relevant foreign investment restrictions in each of the four principal economies of Latin America, which are susceptible to significant and immediate changes, can be summarized in part as follows:

    ARGENTINA. Previous restrictions on foreign investment have been abolished and prior approval of such investment is no longer required (except where required in specific statutes governing certain activities), ensuring equal treatment of national and foreign capital applied to economic activities. At present foreign capital can move freely in and out of Argentina and no foreign exchange restrictions are applied to dividend or capital gains remittance.

    BRAZIL. Under regulations adopted by the government of Brazil, the Fund is able to purchase Brazilian securities without regard to any diversification or repatriation restrictions. However, the regulations require that the Fund's investments be limited to securities issued by publicly-held corporations acquired on the Brazilian stock exchanges or on over-the-counter markets organized by the Commissao de Valores Mobiliarios (CVM) or units of certain Financial Investment Funds. The Fund's authority to invest in Brazil pursuant to this regulation remains subject to approval by the CVM. In addition, the Fund is required to appoint a Brazilian administrator to perform certain functions with respect to its holdings of Brazilian securities.


    CHILE. Direct investment by foreign investors in Chile is subject to certain Chilean investment restrictions, including a requirement that invested capital must remain in Chile for a minimum of at least one year. The remittance of dividends and capital gains can be effected without material restrictions on timing and amount. Indirect investments, however, may be made through already established investment funds and such investments will not be subject to the restriction regarding residency of capital, although they will be subject to the limitations, described above, regarding investments by the Fund in the securities of other investment companies. In addition to investing indirectly in the Chilean market, the Fund may establish its own foreign investment fund in Chile for which a Chilean administrator will be required. The Fund may also gain access to investment in Chile via the 8 American Depositary Receipts ("ADRs") currently traded in the U.S. on the New York Stock Exchange. Another 12 Chilean companies plan ADR listings in the U.S. in 1994. GT Global believes these events significantly broaden the Fund's ability to gain access to the Chilean market.


    MEXICO. Generally, foreigners may directly acquire shares of Mexican companies up to a limit of 49 percent of the share capital of the issuer without prior approval. Foreigners may acquire shares in the share capital of certain Mexican listed companies usually reserved to Mexican nationals, and may acquire in excess of the 49 percent limit referred to above, through trust arrangements with Nacional Financiera, S.N.C. ("Nafin"), the Mexican government development finance bank. Under this arrangement Nafin will acquire the securities that the Fund purchases and then issue Ordinary Certificates of Participation ("CEPOS"). As a holder of the CEPOS, the Fund would have all rights of the shares acquired,

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but it would not have voting rights. There are no restrictions on the movement of capital in and out of Mexico. Dividends and capital gains can also be freely remitted, subject to any withholding tax.


GT Global believes that the Fund may invest a greater percentage of its assets than previously in Venezuela if political and economic conditions change materially. The following are relevant foreign investment restrictions relating to Venezuela.


    VENEZUELA. In order to stabilize the country's financial system, the government suspended foreign exchange trading on July 6, 1994. The market was "officially" opened July 11, however, the Bolivar did not begin trading until January 10, 1995 at a level of 212 and 220 (the level held since December 1994).

The Venezuelan Exchange Administration Board issued Resolution No. 41 regarding foreign investment registration and repatriation for capital dividends and interest. The Resolution provides that all investment should be registered with the Superintendency of Foreign Investment (SEIX) and the Technical Administration Exchange Office (OTAC). Article 2 of the Resolution states that "investments" is defined as those transactions executed through the local stock exchange (this prohibits OTC transaction proceeds from being eligible for repatriation).

Resolution No. 41 also required re-filing by funds previously approved. The Fund has complied with the regulations and has obtained approval by the Regulatory Commission. This avoids jeopardizing the assets held by the fund.

In November 1994 the government passed a Resolution allowing foreign investors to repatriate without restrictions under the new controlled exchange system. It is now possible to repatriate any capital or income provided that the OTAC has proof that the investor has obtained a tax identification code and complied with all tax return filing requirements.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, data concerning Latin American securities shown elsewhere in this Statement of Additional Information may be materially affected by restatements for inflation and may not accurately reflect the real conditions of companies and securities markets. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

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The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign

                  Statement of Additional Information Page 17

                      GT GLOBAL LATIN AMERICA GROWTH FUND
Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While LGT Asset Management intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                  Statement of Additional Information Page 18

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its total assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, LGT Asset Management may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-

                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND
counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's board of directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid aggregate brokerage commissions of $________, $708,799 and $616,803.


PORTFOLIO TURNOVER AND TRADING

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 100%, but this expectation will not be a limiting factor when LGT Asset Management deems portfolio changes appropriate. A 100% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 100% of the average monthly value of the securities, excluding short-term investments, held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1995 and 1994 were ___% and 155%, respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's By-laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Director, Chairman of the Board and      companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Management Holdings, Inc. since 1988;
50 California St.                        Director and President of LGT Asset Management since 1989; Director and President of GT
San Francisco, CA 94111                  Global from 1987 to 1995; Director of GT Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global Insurance Agency, Inc. ("GT Insurance") since
                                         1992; and President of GT Insurance from 1992 to 1995; Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc.; and various other companies. Mr. Anderson also is
Suite 400                                a director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
2 Embarcadero Center                     is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94118                  1940 Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief Investment      Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Officer - Global                         Senior Vice President of the Putnam Companies.
Fixed Income
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of GT Capital, GT Global, GT Services
Vice President and Secretary             and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President, General Counsel
50 California Street                     and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
San Francisco, CA 94111                  Funds from October, 1991 through May, 1994. For more than five years prior to October,
                                         1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.

James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Vice President - Finance and
Vice President and Chief                 Administration of LGT Asset Management, GT Global, GT Services and GT Insurance. From 1990
Financial Officer                        to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management, GT Global and GT
50 California Street                     Services. He was Vice President - Finance of GT Insurance from 1992 to 1994 and a Director
San Francisco, CA 94111                  of LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting at LGT Asset Management since 1992. Mr. Chancey
Vice President and                       was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Chief Accounting Officer
50 California Street
San Francisco, CA 94111

Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111

David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1995 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111


--------------


* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc. and GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee of GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by LGT Asset Management. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director, who is not a director, officer or employee of LGT Asset Management or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers, or employees of LGT Asset Management or any affiliated company, received total compensation of $______, $______, $______ and $______, respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION


LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract has an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract was approved with respect to the Fund by the vote of the
Board of Directors of  the Company on          ,  1995. The Management  Contract
provides  that  with  respect  to  the Fund  either  the  Company  or  LGT Asset
Management may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. LGT Asset Management and GT Global have undertaken to limit the Fund's Class A and Class B share expenses to 2.40% and 2.90% of average daily net assets of the Class A and Class B shares, respectively, and LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed 2.40% and 2.90% of average daily net assets of each class (exclusive of brokerage commissions, interest, taxes, certain expenses attributable to investing outside the U.S. and extraordinary expenses).



For the fiscal year ended October 31, 1995, the Fund paid management and administration fees in the amount of $_______ to LGT Asset Management. However, during that LGT Asset Management reimbursed fees of $_______ to the Fund, with a net payment to LGT Asset Management of $_______. For the fiscal year ended October 31, 1994, the Fund paid management and administration fees in the amount of $3,601,301 to LGT Asset Management. Management and administration fees in the amount of $1,013,499 were paid to LGT Asset Management by the Fund for the fiscal year ended October 31, 1993. However, during that period LGT Asset Management reimbursed fees of $93,920 to the Fund, with a net payment to LGT Asset Management of $920,579. Similarly, $1,348,499 were paid to LGT Asset Management by the Fund for the fiscal year ended October 31, 1992. During this period LGT Asset Management reimbursed fees of $302,329 to the Fund with a net payment to LGT Asset Management of $1,046,170. For the fiscal period August 13, 1991 (commencement of operations) to October 31, 1991, the Fund paid management and administration fees of $87,137 to LGT Asset Management. However, during that period LGT Asset Management reimbursed fees of $88,797 to the Fund, with a payment to LGT Asset Management of $1,660.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION

The Fund's Class A and Class B shares are continuously offered through the Fund's principal underwriter and Distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


                  Statement of Additional Information Page 24

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The Distribution Contracts were last approved with respect to the Class A and Class B shares by the Board of Directors on June 20, 1995.



As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The Class B Plan took effect on April 1, 1993. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:



                                                                                  CLASS A        CLASS B
                                                                                AMOUNT PAID    AMOUNT PAID
                                                                               -------------  --------------
Year ended October 31, 1995..................................................  $              $
Year ended October 31, 1994..................................................      1,263,153      1,204,826



The Plans were last approved on June 15, 1994 by the Company's Board of Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan or in any agreement related thereto ("Qualified Directors"). In approving the Plans, the Directors determined that each Plan was in the best interests of the Fund and its shareholders. Agreements related to the Plans must also be approved by such vote of the Directors and Qualified Directors as described above. A plan of distribution which was substantially similar to the Class A Plan, was approved by the Fund's shareholders on January 20, 1992, which was subsequently amended to reflect certain changes, including (i) reference to the addition of the Class B Plan and (ii) changes in the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class B Plan was approved by LGT Asset Management as initial sole shareholder of the Class B shares of the Fund on March 31, 1993.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as they are in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers which sell shares. The following table reviews the extent of such activity for the Fund during the periods shown:



                                                                                SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                  COLLECTED     RETAINED      REALLOWED
                                                                                -------------  -----------  -------------
Year ended October 31,
------------------------------------------------------------------------------
  1995........................................................................   $             $            $
  1994........................................................................     4,668,275       443,629      4,224,646
  1993........................................................................       558,000        26,490        531,510



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. For the fiscal year ended October 31, 1995, GT Global collected contingent deferred sales charges in the amount of $______. For the fiscal year ended October 31, 1994, GT Global collected contingent deferred sales charges in the amount of $362,155. For the period April 1, 1993 to October 31, 1993, GT Global did not collect any contingent deferred sales charges.



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies.



LGT Asset Management also serves as the Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of


                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND

the GT Funds. For the period August 1, 1995 to October 31, 1995, the Fund paid LGT Asset Management fees of $_______ for such accounting services.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


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                              VALUATION OF SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:



Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                 INFORMATION RELATING TO SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


                  Statement of Additional Information Page 27

                      GT GLOBAL LATIN AMERICA GROWTH FUND

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund may also be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS

A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged for Class B shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less

                  Statement of Additional Information Page 28

                      GT GLOBAL LATIN AMERICA GROWTH FUND
than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or
(3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with

                  Statement of Additional Information Page 29

                      GT GLOBAL LATIN AMERICA GROWTH FUND
respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                  Statement of Additional Information Page 30

                      GT GLOBAL LATIN AMERICA GROWTH FUND


Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities, (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988 gains or losses"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 31

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo, Japan; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney, Australia; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 32

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


The Fund's "Standardized Return", as referred to in the Prospectus (see "Performance Information"), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated. The Fund's Standardized Return for its Class A shares stated as average annualized total returns, at October 31, 1995, were as follows:



                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
August 13, 1991 through October 31,
 1995...................................             %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns, for the periods shown, were:


                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
April 1, 1993 through October 31,
 1995...................................             %


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted.

As discussed in the Prospectus, the Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns, for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                           AGGREGATE TOTAL
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
August 13, 1991 through October 31,
 1995...................................             %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were:


                                           NON-STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
April 1, 1993 through October 31,
 1995...................................             %


                  Statement of Additional Information Page 33

                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Fund's Non-Standardized Returns, for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
August 13, 1991 through October 31,
 1995...................................             %


The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1995.............             %
April 1, 1993 through October 31,
 1995...................................           35.58%



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund.



The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/ or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/ Wiesenberger and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

                  Statement of Additional Information Page 34

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.

       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Standard & Poor's Ratings Group.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indicies of comparable quality to those listed above and other indicies which may be developed and made available.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual


                  Statement of Additional Information Page 35

                      GT GLOBAL LATIN AMERICA GROWTH FUND

funds investing in securities on a global basis. However, this data is not a prediction of the performance of the Fund. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective.; this will cause the performance of the Fund to differ from the indices shown above.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

                  Statement of Additional Information Page 36

                      GT GLOBAL LATIN AMERICA GROWTH FUND


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND


From time to time, the Funds and GT Global will quote voting data regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including, but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign Direct Investments to developing countries.


16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


17) Countries restructuring their  debt, including those  under the Brady  Plan:
    G.T. Capital Management, Inc.


18) Political and economic structure of countries: Economist Intelligence Unit.


19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


21) Supply, consumption, demand and growth in demand of certain products, services and industries including, but not limited to, electricity, water, transportation, construction materials, natural resources, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Management (Japan) Ltd. as one of the first foreign discretionary investment management for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS


Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but is not all-inclusive nor warranted as to discovery by the Fund or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International for inclusion in its various international market indices may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from the indices shown above. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices referred to in the historical performance data provided above.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by way of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



STANDARD & POOR'S RATINGS GROUP'S ("S&P") ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 --Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.


                  Statement of Additional Information Page 39

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.


        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                  Statement of Additional Information Page 40

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        CCC -- Have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of G.T. Latin America Growth Fund at October 31, 1995 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 41

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                  Statement of Additional Information Page 42

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                  Statement of Additional Information Page 43

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services
/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICAN SMALL CAP FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT INVESTMENT FUNDS, INC., GT LATIN AMERICA FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                      LATSA503MC

                                     [LOGO]


                               GT GLOBAL EMERGING
                                  MARKETS FUND



                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                               February 29, 1996


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GT Global Emerging Markets Fund ("Fund") is a diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated February 29, 1996. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll free telephone number listed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
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Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     40


                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


In determining what countries constitute emerging markets, LGT Asset Management will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF EQUITY INVESTMENTS

LGT Asset Management is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies in emerging markets for investment by the Fund, LGT Asset Management ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Securities and Exchange Commission ("SEC") has proposed a rule which, if adopted, may permit the Fund to invest in certain of these securities subject to certain restrictions. The Fund has obtained an exemption from the SEC to permit the Fund to invest in a manner that is consistent with the SEC's proposed rule.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities

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                        GT GLOBAL EMERGING MARKETS FUND


of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS

Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.


DEPOSITORY RECEIPTS

The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND

securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by vote of the Company's Board of Directors without shareholder approval.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase, the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage

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                        GT GLOBAL EMERGING MARKETS FUND


Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans only will be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, government securities or other highly liquid securities similar to those borrowed) deposited with the intermediary. The Fund also will be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                        GT GLOBAL EMERGING MARKETS FUND


                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management, the Fund's investment manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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                        GT GLOBAL EMERGING MARKETS FUND


Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.


The Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a

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                        GT GLOBAL EMERGING MARKETS FUND


price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.


PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a

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currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

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Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index Futures Contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of

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September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit

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requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    SPECIAL CONSIDERATIONS  AFFECTING  EMERGING  MARKETS.  Investing  in  equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

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Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With  respect  to liquidity  determinations  generally, the  Company's  Board of
Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1993 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management, in accordance with procedures approved by the Company's Board of Directors. LGT Asset
Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the


                  Statement of Additional Information Page 15

                        GT GLOBAL EMERGING MARKETS FUND


security and how trading is affected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure information.


    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

                  Statement of Additional Information Page 16

                        GT GLOBAL EMERGING MARKETS FUND



    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings.

                  Statement of Additional Information Page 17

                        GT GLOBAL EMERGING MARKETS FUND


        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

For purposes of concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Fund, its investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                        GT GLOBAL EMERGING MARKETS FUND


                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, LGT Asset Management may select brokers to execute the Fund's portfolio transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States,

                  Statement of Additional Information Page 19

                        GT GLOBAL EMERGING MARKETS FUND

will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid aggregate brokerage commissions of $2,361,620, $1,747,307 and $_______, respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 75%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal year ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were % and 100%, respectively.


                  Statement of Additional Information Page 20

                        GT GLOBAL EMERGING MARKETS FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Bylaws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of GT Capital
50 California Street                     Holdings, Inc. since 1988; Director and President of LGT Asset Management since 1989;
San Francisco, CA 94111                  Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT
                                         Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global
                                         Insurance Agency, Inc. ("GT Insurance") since 1992; and President of GT Insurance from
                                         1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset
                                         Management.
C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A Partner of Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson and
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
2 Embarcadero Center                     is a director or trustee of each of the other investment companies registered under the
Suite 2400                               1940 Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 21

                        GT GLOBAL EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief Investment      Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Officer -                                Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global
Vice President and Secretary             and GT Services since May, 1994. Mr. Lee was the Senior Vice President, General Counsel
50 California Street                     and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
San Francisco, CA 94111                  Funds from October, 1991 through May, 1994. For more than five years prior to October,
                                         1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and                       and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance; from
Chief Financial Officer                  1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management, GT Global
50 California Street                     and GT Services. He was Vice President - Finance of GT Insurance from 1992 to 1994; and a
San Francisco, CA 94111                  Director of LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting of LGT Asset Management and GT Global since 1992.
Vice President and Chief                 Mr. Chancey was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

------------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc., GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee and officer of GT Greater Europe Fund, Global High Income Portfolio, GT Global Variable Investment Trust, GT Global Variable Investment Series and Global Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any
affiliated  company, received  total compensation of  $          ,  $          ,
$         and $         , respectively, from  the 40 GT Global Mutual Funds  for
which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension, or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND


                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays LGT Asset Management investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.



The Management Contract, has an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract was approved with respect to the Fund by the vote of the Board of Directors of the Company on June 15, 1994. The Management Contract
provides that with respect to the Fund either the Company or LGT Asset Management may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, the amortization of organizational expenses, payments of distribution fees, in part, certain expenses attributable to investing outside the U.S. and extraordinary expenses. LGT Asset Management and GT Global have undertaken to limit the Fund's Class A share and Class B share expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.40% and 2.90% of the average daily net assets of the Class A and Class B shares of the Fund, respectively. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid investment management and administration fees to LGT Asset Management in the amounts of $1,161,673, $4,702,869 and $_______, respectively.


Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global. The Distribution Contracts were last approved with respect to the Fund's Class A and Class B shares by the Board of Directors on June 20, 1995.



As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each Class of shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments under the Plans to any party other than GT Global, which is the distributor (principal


                  Statement of Additional Information Page 23

                        GT GLOBAL EMERGING MARKETS FUND


underwriter) of the Fund's shares. The Fund's Class B Plan took effect in April 1, 1993. The following table discloses payments made by the Fund to GT Global under the two plans of distribution during the Fund's last two fiscal years:



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1995.................................................................  $              $
Year ended October 31, 1994.................................................................  $   1,530,305  $   1,762,845



The Plans were last approved with respect to the Fund on June 20, 1995 by the Company's Board of Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans or in any agreement related thereto ("Qualified Directors"). In approving the Plans, the Directors determined that the continuation of each Plan was in the best interests of the Fund and its shareholders. Agreements related to the Plans must also be approved by such vote of the Directors and Qualified Directors as described above. The Fund's plan of distribution pursuant to Rule 12b-1 in effect prior to the issuance of two classes of shares, which was substantially similar to the current Class A Plan, was approved by LGT Asset Management, as the initial shareholder of the Fund, on May 11, 1992. The Class B Plan was approved by LGT Asset Management as initial sole shareholder of the Class B shares of the Fund on March 31, 1993.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act. If the offering of Fund shares is suspended in the future, the Directors will consider that fact in connection with their quarterly review of amounts expended under the Plans and the purposes for which such expenditures were made and the Directors, including the Qualified Directors, will consider that fact in connection with their annual review of the Plans.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity for the fiscal years ended October 31, 1993, 1994 and 1995:



                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1995...............................................................................   $             $          $
1994...............................................................................     4,220,962     460,124   3,768,838
1993...............................................................................     1,561,000     161,475   1,399,525



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A Shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemption of Class B Shares. For the period April 1, 1993 (commencement of operations) through October 31, 1993, and for the fiscal years ended October 31, 1994 and 1995, GT Global collected contingent deferred sales charges in the amount of $2,598, $433,744 and $_______, respectively.



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management also serves as the Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds.



For the period _______, 1995 to October 31, 1995, the Fund paid LGT Asset Management fees of $_________ for such accounting services.


EXPENSES OF THE FUND
As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of

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                        GT GLOBAL EMERGING MARKETS FUND


the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds. For the fiscal period May 18, 1992 (commencement of operations) through October 31, 1992, LGT Asset Management reimbursed the Fund for a portion of the Fund's aggregate operating expenses in the amount of $167,334. For the fiscal year ended October 31, 1993, LGT Asset Management reimbursed the Fund for a the Class A and Class B aggregate operating expenses in the amounts of $565,445 and $43,668, respectively.


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                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

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                        GT GLOBAL EMERGING MARKETS FUND


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.


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                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment of Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global


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                        GT GLOBAL EMERGING MARKETS FUND


within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (E.G., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund also may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's prospectus.

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                        GT GLOBAL EMERGING MARKETS FUND


SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which will prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or
(3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

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                                     TAXES

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GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5%

                  Statement of Additional Information Page 28

                        GT GLOBAL EMERGING MARKETS FUND

of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, the stock or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


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                        GT GLOBAL EMERGING MARKETS FUND


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988 gains or losses"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                        GT GLOBAL EMERGING MARKETS FUND


                             ADDITIONAL INFORMATION

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LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.



CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


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                        GT GLOBAL EMERGING MARKETS FUND


                               INVESTMENT RESULTS

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The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, was as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1995..................................................................                %
May 18, 1992 through October 31, 1995...............................................................                %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns for the periods shown, were:


PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1995..................................................................                %
April 1, 1993 to October 31, 1995...................................................................                %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted. The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Fiscal year ended October 31, 1995................................................................                 %
May 18, 1992 through October 31, 1995.............................................................                 %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were as follows:


PERIOD                                                                                             NON-STANDARDIZED RETURN
------------------------------------------------------------------------------------------------  -------------------------
Fiscal year ended October 31, 1995..............................................................                  %
April 1, 1993 to October 31, 1995...............................................................                  %



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1995...................................................................                %
May 18, 1992 through October 31, 1995................................................................                %


                  Statement of Additional Information Page 32

                        GT GLOBAL EMERGING MARKETS FUND


The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1995...................................................................                %
April 1, 1993 through October 31, 1995...............................................................                %



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for both classes of shares of the Fund in any advertisement or information including performance data of the Fund.



The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's Corporation, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc." and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger ("Morningstar") and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance.
    Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

                  Statement of Additional Information Page 33

                        GT GLOBAL EMERGING MARKETS FUND


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Standard & Poor's.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


                  Statement of Additional Information Page 34

                        GT GLOBAL EMERGING MARKETS FUND



From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                  Statement of Additional Information Page 35

                        GT GLOBAL EMERGING MARKETS FUND


Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

                  Statement of Additional Information Page 36

                        GT GLOBAL EMERGING MARKETS FUND


12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their  debt, including those  under the Brady  Plan:
    LGT Asset Management, Inc.


19) Political and economic structure of countries: Economist Intelligence Unit.


20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


21) Dividend for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


With respect to GT Global Emerging Markets Fund, LGT Asset Management has developed a unique team approach to its emerging markets money management. GT's economists and strategists in Hong Kong determine the geographic allocation of the Fund's assets according to each country's relative industrial development, potential for productivity gains, and the likely impact of financial liberalization. Then, GT portfolio managers in London, San Francisco, Hong Kong and Singapore identify the individual securities that they believe have the strongest long-term growth potential in each emerging market. Generally, securities in Asia are selected by managers in Hong Kong; San Francisco-based managers look for opportunities in Latin America; and European securities are selected by London-based personnel.



For the other funds in the GT Global Group of Mutual Funds, LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


                  Statement of Additional Information Page 37

                        GT GLOBAL EMERGING MARKETS FUND



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS


Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the SEC for inclusion in its various international market indices may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S ("S & P") ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


                  Statement of Additional Information Page 38

                        GT GLOBAL EMERGING MARKETS FUND


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater.


        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Speculative grade ratings are as follows:


        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse

                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

    business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the G.T. Global Emerging Markets Fund at October 31, 1995 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 40

                        GT GLOBAL EMERGING MARKETS FUND


                                     NOTES

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                  Statement of Additional Information Page 41

                        GT GLOBAL EMERGING MARKETS FUND


                                     NOTES

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                  Statement of Additional Information Page 42

                        GT GLOBAL EMERGING MARKETS FUND


                                     NOTES

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                  Statement of Additional Information Page 43

                        GT GLOBAL EMERGING MARKETS FUND


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity for U.S. investors by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies
/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services
/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Invests in global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      EMESA503MC

                                     [LOGO]


                      GT GLOBAL THEME FUNDS: ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information


                               February 29, 1996

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This Statement of Additional Information relates to the Advisor Class shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (individually, "Fund" or "Theme Fund," collectively, "Funds," "Theme Funds"). Each Fund (except for Health Care Fund) is a diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Health Care Fund is organized as a non-diversified series of the Company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (individually, "Feeder Fund," collectively "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the GT Global Theme Funds' current Advisor Class Prospectus dated February 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio"), and also serves as the administrator for each Feeder Fund. The principal underwriter and distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     22
Directors and Executive Officers.........................................................................................     24
Management...............................................................................................................     26
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     47
Financial Statements.....................................................................................................     49


                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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INVESTMENT OBJECTIVE

The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Feeder Fund will be that Fund's interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


In analyzing the natural resource industry, LGT Asset Management has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



In analyzing the telecommunications industry, LGT Asset Management has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund Shares to provide for ongoing expenses and redemptions.


SELECTION OF EQUITY INVESTMENTS

For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. LGT Asset Management is not aware at this time of the existence of any investment or exchange control regulations which


                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS

might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market LGT Asset Management considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. As a condition of continued registration in a state, each Theme Portfolio has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a Theme Portfolio in units or attached to securities will be deemed to be without value for purposes of this restriction.

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Theme Portfolio's investment policies and by regulatory agencies and approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or a Portfolio's Board of Trustees, as applicable. LGT Asset Management will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, which is more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might

                   Statement of Additional Information Page 4

                             GT GLOBAL THEME FUNDS
be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements, which involve the sale of a security by a Theme Portfolio and its agreement to repurchase the security at a specified time and price. Each Theme Portfolio may also engage in "roll" transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high-grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, U.S. government securities or other liquid, high grade debt securities) deposited with the intermediary. The Theme Portfolio will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                             GT GLOBAL THEME FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruemtns on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or an (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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                             GT GLOBAL THEME FUNDS

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS

Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.



A Theme Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


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                             GT GLOBAL THEME FUNDS


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrelaized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

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A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The SEC's staff considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

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The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument thereon in the United States. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the

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original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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If a Theme Protfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing on an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

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accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a


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positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets are used for cover or segragated accounts, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell


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and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management, in accordance with procedures approved by that Board. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extraconstitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expense of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by

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foreign investors. In addition, if there is a deteriation in a country's balance of payments of for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Theme Portfolio in Japan means that that Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTIVE EMERGING MARKETS. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain Latin American countries.

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                             INVESTMENT LIMITATIONS

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FEEDER FUNDS


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:


Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.


Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or
(ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3 of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

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                             GT GLOBAL THEME FUNDS


In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolios' outstanding voting securities as defined above and in the Prospectus.


The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contract the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and their corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.


HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Health Care Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

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                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies the Health Care Fund may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with the Health Care Fund's use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

An additional investment policy of the Health Care Fund, which may be changed by vote of the Company's Board of Directors without shareholder approval, provides that the Health Care Fund will not invest in securities of an issuer if the investment would cause the Health Care Fund to own more than 10% of any class of securities of any one issuer. Although it intends to do so only infrequently, if at all, the Health Care Fund has the authority to invest up to 10% of its total assets in shares of other investment companies. The Health Care Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Telecommunications Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

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                             GT GLOBAL THEME FUNDS

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Telecommunications Fund may not exceed one-third of the Telecommunications Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Telecommunications Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Telecommunications Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

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If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, LGT Asset Management is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/ dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of each Theme Portfolio, LGT Asset Management may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.



Investment decisions for a Theme Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the


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Funds and the other portfolios for which LGT Asset Management serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.


Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the over-the-counter markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1995, 1994, and 1993, the Health Care Fund paid aggregate brokerage commissions of $ , $480,241, and $665,620, respectively. For the fiscal years ended October 31, 1995, 1994 and 1993, the Telecommunications Fund paid aggregate brokerage commissions of
$        , $5,674,965, and $2,051,270, respectively.  For the fiscal October 31,
1995, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $ , $ and
$        , respectively.  For the fiscal  period May 31,  1994 (commencement  of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $18,145, $111,512 and $132,572, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage
commissions of $       .


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held.



Each Theme Portfolio anticipates that its annual portfolio turnover rate should not exceed 75%. However, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995, 1994 and 1993, the Telecommunications Fund's portfolio turnover rates were %, 57% and 41%, respectively. For the fiscal years ended October 31, 1995, 1994 and 1993, the
Health  Care  Fund's  portfolio  turnover  rates  were        %,  64%  and  61%,
respectively. For the fiscal year ended October 31, 1995, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were %, %, and %, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 53%, 18% and 137%, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the portfolio turnover rate for the Consumer Products and Services
Portfolio was     %.


                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international LGT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of LGT Asset
50 California Street                     Management Holdings, Inc. since 1988; Director and President of LGT Asset Management since
San Francisco, CA 94111                  1989; Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT Services since 1990; President of GT Services from 1990 to 1995; Director of G.T.
                                         Global Insurance Agency, Inc. ("G.T. Insurance") since 1992; and President of G.T.
                                         Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
Two Embarcadero Center                   is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94111                  1940 Act that is managed or administered by LGT Asset Management.

Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income Investments and a
Vice President and Chief                 Director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Investment Officer -                     Kreps was Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111

James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President -- Finance
Senior Vice President and                and Administration of LGT Asset Management, GT Global, GT Services and G.T. Insurance.
Chief Financial Officer                  From 1990 to 1994, Mr. Tufts was Vice President -- Finance of LGT Asset Management, GT
50 California Street                     Global and GT Services. He was Vice President -- Finance of GT Insurance from 1992 to
San Francisco, CA 94111                  1994; and a Director of LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting at of LGT Asset Management since 1992. Mr.
Vice President and Principal             Chancey was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and G.T. Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.

Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111

David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111


--------------


* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Global Developing Markets Fund, Inc., and a Trustee and officer of GT Global Growth Series, GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), and Global High Income Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Director and officer serves in total as a Director and or Trustee and officer, respectively of 10 registered investment companies with 40 series managed or administrated by LGT Asset Management. The Company pays each Director who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. As of the date of this Statement, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate. For the fiscal year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers or employees of LGT Asset Management or any affiliated company, received total compensation of $ , $ , $ and $ , respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS
Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds, except the Financial Services Fund, in the aggregate.

As of the date of this Statement of Additional Information, the officers and Directors and their families or a group owned in the aggregate beneficially or of record 1.04% of the outstanding shares of the Financial Services Fund.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

LGT Asset Management serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between each Portfolio and LGT Asset Management ("Portfolio Management Contract") LGT Asset Management serves as administrator to each Feeder Fund under an administration contract between the Company and LGT Asset Management ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to Portfolio for additional one-year terms provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Portfolio Management Contract, LGT Asset Management has agreed to reduce the investment management and administration fees payable by each Portfolio by the amount that the ordinary operating expenses (exclusive of brokerage commissions, organization expenses, interest, taxes, distribution-related expenses, certain expenses attributable to investing outside the United States and extraordinary expenses) of that Portfolio for any fiscal year borne by its corresponding Fund, together with the direct ordinary operating expenses (exclusive of brokerage commission, organization expenses, taxes, interest, certain distribution-related expenses and extraordinary expenses) of such Fund, exceeds the most stringent limits prescribed by any state in which the shares of the Fund are offered for sale. Currently, the most restrictive applicable limitation provides that a Feeder Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of all average net assets thereafter. LGT Asset Management and GT Global have voluntarily undertaken to limit each Feeder Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the maximum annual level of 1.90%, of the average daily net assets of the Fund's Advisor Class shares during each fiscal year, and LGT Asset Management has agreed to reimburse each Feeder Fund if its expenses exceed that amount.


                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

LGT Asset Management serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund and Telecommunications Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and Telecommunications Fund each pays LGT Asset Management investment management and administration fees, based on the Health Care Fund and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.



The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or LGT Asset Management may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to waive its investment management and administration fees from the Health Care Fund and Telecommunications Fund and to reimburse the Health Care Fund's and Telecommunications Fund to the extent necessary to assure that the Health Care Fund's and Telecommunications Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the United States and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Health Care Fund and Telecommunications Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Health Care Fund and Telecommunications Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, GT Global and LGT Asset Management have voluntarily undertaken to limit the Health Care Fund's and Telecommunications Fund's Class A and Class B share expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual level of 2.40% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, during each fiscal year, and LGT Asset Management has agreed to reimburse the Health Care Fund and Telecommunications Fund if the Health Care Fund's and Telecommunications Fund's expenses exceed that amount.


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS


The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Theme Portfolios to LGT Asset Management during the periods shown:


                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1995......................................................................................................  $
1994......................................................................................................       4,353,688
1993......................................................................................................       5,331,224


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1995......................................................................................................  $
1994......................................................................................................      21,926,187
1993......................................................................................................       7,254,611
1992 (since Fund inception on January 27, 1992)...........................................................       2,624,818


                          FINANCIAL SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
1995......................................................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................               0


                            INFRASTRUCTURE PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
1995......................................................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................           3,021


                          NATURAL RESOURCES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
1995......................................................................................................  $
May 31, 1994 (commencement of operations) to October 31, 1994.............................................               0



                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO



                                                                                                             AMOUNT PAID
                                                                                                            --------------
December 30, 1994 (commencement of operations) to October 31, 1995........................................  $



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal year ended October 31, 1995, LGT Asset Management reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and
administration fees in the amounts of $8,249 and $       , $48,901 and $       ,
and  $28,500 and  $        ,  respectively. For  the same  period, the Financial
Services Fund, Infrastructure Fund and Natural Resources Fund did not pay any administration fees; however, LGT Asset Management reimbursed those Funds for such fees in amounts of $3,029, $19,370 and $10,436, respectively. Accordingly, LGT Asset Management reimbursed the Financial Services Fund, Infrastructure Fund and Natural Resources Fund and their respective Portfolios investment management and administration fees in the aggregate amounts of $11,278, $68,271 and $38,936, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, LGT Asset Management reimbursed the Consumer Products and Services Portfolio for investment management and administration
fees  in the amount of $       . For  the same period, the Consumer Products and
Services Fund did not pay any administration fees; however, LGT Asset Management reimbursed the Fund in the amount of $ . Accordingly, LGT Asset Management reimbursed the Consumer Products and Services Fund and its Portfolio investment
management and administration fees in the aggregate amount of $      .



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994 and for the fiscal year ended October 31, 1995, LGT Asset Management, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.40% and 2.90%, respectively, of average daily net assets of the Class A shares and Class B


                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS

shares of the Funds, reimbursed the Financial Services Fund and Natural Resources Fund for Class A and Class B share expenses in the additional amounts
of $85,566 and $      , and $49,648, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND

Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


GT Services, the Funds' Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management also serves as each Theme Porfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of such Funds.



For the period              , 1995 to  October 31, 1995,  the Health Care  Fund,
Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund paid LGT Asset Management
fees of $         , $        ,  $        , $         , $         and $         ,
respectively, for such accounting services.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Each Theme Portfolio's securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.


                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS


Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.



Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

                  Statement of Additional Information Page 30

                             GT GLOBAL THEME FUNDS

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 31

                             GT GLOBAL THEME FUNDS

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.



TAXATION OF THE THEME PORTFOLIOS



    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.



Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.



Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder


                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS
Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of those taxes paid by its corresponding Portfolio). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding
Portfolio's income) from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-

                  Statement of Additional Information Page 33

                             GT GLOBAL THEME FUNDS
Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.


If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund) to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988 gains or losses"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


THE COMPANY

The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was GT Global Income Series, Inc. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Company's and Global Investment Theme Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.


USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" name and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


Each Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated. The Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                      HEALTH CARE      TELECOMMUNI-
PERIOD                                                                                                   FUND          CATIONS FUND
----------------------------------------------------------------------------------------------------  -----------      ------------
Fiscal year ended October 31, 1995..................................................................         %                 %
January 27, 1992 through October 31, 1995...........................................................    n/a                    %
October 31, 1990 through October 31, 1995...........................................................         %           n/a
August 7, 1989 through October 31, 1995.............................................................         %           n/a



The Standardized Returns for the Class B Shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as average annualized returns for the periods shown, were:



                                                                                                                       TELECOMMUNI-
                                                                                                      HEALTH CARE        CATIONS
PERIOD                                                                                                   FUND             FUND
----------------------------------------------------------------------------------------------------  -----------      -----------
Fiscal year ended October 31, 1995..................................................................         %                %
April 1, 1993 through October 31, 1995..............................................................         %                %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                                       TELECOMMUNI-
                                                                                                      HEALTH CARE        CATIONS
PERIOD                                                                                                   FUND             FUND
----------------------------------------------------------------------------------------------------  -----------      -----------
Fiscal year ended October 31, 1995..................................................................         %                %
January 27, 1992 through October 31, 1995...........................................................    n/a                   %
October 31, 1990 through October 31, 1995...........................................................         %           n/a
August 7, 1989 through October 31, 1995.............................................................         %           n/a


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, which were first offered on April 1, 1993, stated as aggregate total returns for the periods shown, were:


                                                                                                                       TELECOMMUNI-
                                                                                                      HEALTH CARE        CATIONS
PERIOD                                                                                                   FUND             FUND
----------------------------------------------------------------------------------------------------  -----------      -----------
Fiscal year ended October 31, 1995..................................................................         %                %
April 1, 1993 through October 31, 1995..............................................................         %                %



The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                                       TELECOMMUNI-
                                                                                                      HEALTH CARE        CATIONS
PERIOD                                                                                                   FUND             FUND
----------------------------------------------------------------------------------------------------  -----------      -----------
Fiscal year ended October 31, 1995..................................................................         %                %
January 27, 1992 through October 31, 1995...........................................................    n/a                   %
October 31, 1990 through October 31, 1995...........................................................         %           n/a
August 7, 1989 through October 31, 1995.............................................................         %           n/a


                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                                       TELECOMMUNI-
                                                                                                      HEALTH CARE        CATIONS
PERIOD                                                                                                   FUND             FUND
----------------------------------------------------------------------------------------------------  -----------      -----------
Fiscal year ended October 31, 1995..................................................................         %                %
April 1, 1993 through October 31, 1995..............................................................         %                %



The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as aggregate total returns at October 31, 1994, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
October 31, 1994 through October 31, 1995........................             %                      %                     %
May 31, 1994 through October 31, 1995............................             %                      %                     %



The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class B shares, stated as aggregate total returns at October 31, 1994, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
October 31, 1994 through October 31, 1995........................             %                      %                     %
May 31, 1994 through October 31, 1995............................             %                      %                     %



The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns at October 31, 1994, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
October 31, 1994 through October 31, 1995........................              %                     %                     %
May 31, 1994 through October 31, 1995............................              %                     %                     %



The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns at October 31, 1994, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
October 31, 1994 through October 31, 1995........................              %                     %                     %
May 31, 1994 through October 31, 1995............................              %                     %                     %



The Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the period February 1, 1995 (commencement of operations) to October 31, 1995 was %. Standardized Return for Consumer Products and Service Fund's Class B shares, stated as aggregate
return, for the same period was   %.



The Non-Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the period February 1, 1995 (commencement of operations) to October 31, 1995 was %. Non-Standardized Return for such Fund's Class B shares for the same period, stated as aggregate return, was %. Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies. Each Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data for each Fund.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen,

                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS
German  Deutschemark,  Hong   Kong  Dollar).  A   foreign  currency  which   has
strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from the relevant indices.



Each Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Hutton Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding collateralized mortgage obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunication companies in the developing and emerging countries.


       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investor's Service, Inc., Standard & Poor's.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").


       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan
Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance,
Barron's, The Financial Times, USA Today, The New York Times Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


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                             GT GLOBAL THEME FUNDS


From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

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                             GT GLOBAL THEME FUNDS

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries  restructuring their debt,  including those under  the Brady Plan:
    LGT Asset Management, Inc.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such


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                             GT GLOBAL THEME FUNDS

accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


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                             GT GLOBAL THEME FUNDS


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Theme Portfolio's area of concentration reflects the underlying theme of the Fund. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


HEALTH CARE FUND

From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness


    / / Medical technology and devices in use or in development



    / / Regulatory environment of health care industries



    / / Consolidation in the health care industries



The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:


    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / International  Finance Corporation  (IFC) and  publications such  as the
        EMERGING STOCK MARKETS FACTBOOK

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                             GT GLOBAL THEME FUNDS

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRY

The Health Care Fund and LGT Asset Management believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate during the past twenty years (based on the most recent data available at December 31, 1992, as compiled by the OECD). LGT Asset Management expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to LGT Asset Management, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



LGT Asset Management believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by LGT Asset Management, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.


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                             GT GLOBAL THEME FUNDS

TELECOMMUNICATIONS FUND

From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:


    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world


    / / Supply and demand of telephone equipment and services



    / / Regulatory environment of telecommunications industries



    / / Revenue, price and usage of telecommunications products and services



    / / Privatization of telecommunications companies



The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from but not limited to the following sources:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction


    / / International Technology Consultants (ITC), a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT



DEREGULATION IN THE UNITED STATES


The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. LGT Asset Management expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard. The information set forth below on the deregulation of long distance and international telephone service carriers in the United States is based on a study from a source that indicated the study would not be updated in the near future. It is believed by GT Global, however, that although the study has not been updated, GT Global believes the trend continues to be accurate.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:



    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries



    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services



    / / Population of countries, regions and age groups



    / / Life expectancy rates in various regions, countries and age groups



    / / New consumer products and services in the development or manufacturing stages



    / / Income of various regions, countries and age groups



    / / Sales and sales growth of consumer products and services companies in their own country and abroad



    / / Sales, supply and demand of consumer products and services



    / / Parent Companies and the products and services they distribute



    / / Regulatory environment of consumer products industries



The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:



    / / Consumer and trade groups


                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS


    / / Fortune magazine and other periodicals



    / / The World Bank and its publications



    / / The International Monetary Fund (IMF) and its publications



    / / The International Finance Corporation (IFC) and its publications



    / / The Organization for Economic Cooperation and Development (OECD) and its publications



INFRASTRUCTURE FUND


From time to time the Fund and GT Global may quote information including, but not limited to:



    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services



    / / Regulatory environment of infrastructure industries



    / / Quantity and costs of current and projected infrastructure projects



    / / Privatization of industries and companies



    / / New   technologies,  products   and  services   used  in  infrastructure
        industries



FINANCIAL SERVICES FUND


From time to time the Fund and GT Global may quote information including, but not limited to:



    / / Supply and demand of financial services



    / / Regulatory environment of financial service industries



    / / Credit ratings of U.S. and non-U.S. banks



    / / New technologies, products and services used in the financial services industries



    / / Consolidation in the financial services industries



NATURAL RESOURCES


From time to time the Fund and GT Global may quote information including, but not limited to:



    / / Supply, demand and prices of natural resources



    / / Regulatory environment of natural resources



    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources



    / / New technologies, products and services used in the natural resources industries


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                             GT GLOBAL THEME FUNDS


                          DESCRIPTION OF DEBT RATINGS


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DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions)have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. If, however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


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                             GT GLOBAL THEME FUNDS

DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data opertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

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                             GT GLOBAL THEME FUNDS

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

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                              FINANCIAL STATEMENTS

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The audited financial statements of each Theme Fund (except Consumer Products and Services Fund) at October 31, 1994, and for the year then ended, the audited financial statement of Consumer Products and Services Fund at December 20, 1994, and the unaudited financial statements of Consumer Products and Services Fund at October 31, 1995, and the audited financial statements of Consumer Products and Services Fund for the period February 1, 1995 (commencement of operations) to October 31, 1995 appear on the following pages.


                  Statement of Additional Information Page 49

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                  Statement of Additional Information Page 50

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                  Statement of Additional Information Page 51

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                  Statement of Additional Information Page 52

                             GT GLOBAL THEME FUNDS

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


G.T. GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


G.T. GLOBAL AMERICA VALUE FUND


Concentrates of equity securities of large cap companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market
GROWTH AND INCOME FUNDS


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      THESX506MC

                                     [LOGO]


                            GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS



                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                               February 29, 1996


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GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (collectively, "Funds") are mutual funds organized as separate non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class shares of the Funds, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated February 29, 1996. The Funds' Prospectus is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the investment of manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio ("Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     23
Directors, Trustees and Executive Officers...............................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     43
Financial Statements.....................................................................................................     45


                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS


                       INVESTMENT OBJECTIVES AND POLICIES

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INVESTMENT OBJECTIVES
The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which, like the High Income Fund, is a non-diversified open-end management investment company with investment objectives identical to those of the High Income Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


In determining what countries constitute emerging markets, LGT Asset Management will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS

LGT Asset Management is the investment manager of the Government Income Fund, the Strategic Income Fund and the Portfolio. In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS


companies  within the limits of  the Investment Company Act  of 1940, as amended
("1940 Act"). These limitations currently provide that, in general, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Government Income Fund, the Strategic Income Fund and the Portfolio each has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange ("NYSE"). Warrants or rights acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Government Income Fund, the Strategic Income Fund or the Portfolio and may be changed by a vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Strategic Income Fund's or the Portfolio's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or

                   Statement of Additional Information Page 3

                             GT GLOBAL INCOME FUNDS

foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the purchaser buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security.



Although repurchase agreements carry certain risks not associated with direct investments in securities, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The term "Company's Board of Directors" as used herein shall refer to the Board of Directors of the Company and the Board of Trustees of the Portfolio, as applicable. LGT Asset Management will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, LGT Asset Management's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies and other relevant factors.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of

                   Statement of Additional Information Page 4

                             GT GLOBAL INCOME FUNDS


a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when LGT Asset Management believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when LGT Asset Management wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 5

                             GT GLOBAL INCOME FUNDS


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such

                   Statement of Additional Information Page 6

                             GT GLOBAL INCOME FUNDS

earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund or the Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current


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market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction

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of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing

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level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts which are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

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A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

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deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's or the Portfolio's

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portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of the Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered ") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the
requirements    of   the   1940    Act.   The   Strategic    Income   Fund   and

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the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. LGT Asset Management, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by LGT Asset Management. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


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                                  RISK FACTORS

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    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.


Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

An investment in the Strategic Income Fund and the Portfolio is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund and the Portfolio. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund or the Portfolio will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund or the Portfolio could lose a substantial portion of its investments in such countries.

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The Fund's and the Portfolio's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.


    ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total net assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of total net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchsaing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management will monitor the liquidity of securities held by each Fund and the Portfolio and report
periodically   on    such    decisions    to    the    Board    of    Directors.


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Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.



    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's and the Portfolio's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund and the Portfolio. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.



The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, the Funds and the Portfolio do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

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    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.



The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments; and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these program on the securities owned by the Funds or the Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Fund or the Portfolio in Japan means that the Fund or the Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

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                             INVESTMENT LIMITATIONS

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Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the

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                             GT GLOBAL INCOME FUNDS

Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts ("REITs"), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (14) below;


        (4) Acquire securities subject to restrictions on disposition of securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

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For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund and the Portfolio intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (i) borrow money to purchase securities; and (ii) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.


                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts (REITs), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (13) below;


        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (5)  Make  loans,  except  that  the  Fund  may  invest  in  loans   and
    participations,   purchase  debt   securities  and   enter  into  repurchase
    agreements and make loans of portfolio securities;

        (6)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

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                             GT GLOBAL INCOME FUNDS


       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).

               HIGH INCOME FUND AND GLOBAL HIGH INCOME PORTFOLIO

The High Income Fund and the Global High Income Portfolio each may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce,

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                             GT GLOBAL INCOME FUNDS

    within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, the Fund and the Portfolio intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund and the Portfolio are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;


        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).

The High Income Portfolio will comply with all state securities laws in any states in which the shares of the High Income Fund or any other investor, if any, in the Portfolio are registered for sale. Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of the shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.

                  Statement of Additional Information Page 22

                             GT GLOBAL INCOME FUNDS


                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, LGT Asset Management may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and the Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and


                  Statement of Additional Information Page 23

                             GT GLOBAL INCOME FUNDS

dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the over-the-counter markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1995, 1994 and 1993, the Portfolio paid aggregate brokerage
commissions of $       , $24,000 and $2,000, respectively. For the fiscal  years
ended October 31, 1995, 1994 and 1993, the Government Income Fund paid aggregate
brokerage  commissions of $       , $92,397, and $353,696, respectively. For the
fiscal years ended October  31, 1995, 1994 and  1993, the Strategic Income  Fund
paid  aggregate  brokerage  commissions  of $           ,  $134,876  and $6,511,
respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when LGT Asset Management concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held (except to the extent necessary to avoid non-compliance with the "Short-Short Limitation" described below in "Taxes -- General"). The Government Income Fund, the Strategic Income Fund and the Portfolio each anticipates that its portfolio turnover rate will exceed 75%. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Fund or the Portfolio for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by a Fund or the Portfolio during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:



                                                                       YEAR ENDED         YEAR ENDED
                                                                    OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                    -----------------  -----------------
Government Income Fund............................................                              625%
Strategic Income Fund.............................................                              583%
High Income Portfolio.............................................                              178%


                  Statement of Additional Information Page 24

                             GT GLOBAL INCOME FUNDS



                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS


--------------------------------------------------------------------------------


The Company's By-Laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The term "Directors" as used below refers to the Company's Directors and the Portfolio's Trustees collectively. The Company's Directors and executive officers and the Portfolio's Trustees and executive officers are listed below.



NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of GT Capital
50 California Street                     Holdings, Inc. since 1988; Director and President of LGT Asset Management since 1989;
San Francisco, CA 94111                  Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT
                                         Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global
                                         Insurance Agency, Inc. ("GT Insurance") since 1992; and President of GT Insurance Agency from 1992 to 1995. Prior to 1987, Mr. Minella held various positions with the Putnam
                                         Companies (a mutual fund and investment advisory organization). Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940
                                         Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 53                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); Trustee, Seattle Art Museum. Mr. Bayley also is a
2 Embarcadero Center                     director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94118                  Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief                 Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Investment Officer -                     Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/ Corneliuson Management, Inc. and Secretary of
San Francisco, CA 94111                  each of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C.,
                                         Milwaukee, Wisconsin.
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and Chief                 and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance. From
Financial Officer                        1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management and GT Global
50 California Street                     since 1987; Vice President - Finance of GT Insurance from 1992 to 1994; and a Director of
San Francisco, CA 94111                  LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President of Mutual Fund Accounting at LGT Asset Management since 1992. Mr. Chancey
Vice President and Chief Accounting      was Vice President of Putnam Fiduciary Trust Company from 1989-1992.
Officer
50 California Street
San Francisco, CA 94111
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliations with the GT companies.



The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc., and GT Global Developing Markets Fund, Inc. and a Trustee and officer of GT Global Growth Series, GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by LGT Asset Management. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. Each Director or Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers, or employees of LGT Asset Management or any affiliated company, received total compensation of
$       , $        , $       and $        , respectively, from the 40 GT  Global
Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group do not own beneficially or of record any of the outstanding shares of any Fund. As of the date of this Statement, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of either Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS


                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT  Asset Management serves  as the Government Income  Fund's and the Strategic
Income  Fund's  investment  manager   and  administrator  under  an   Investment
Management and Administration Contract between the Company and LGT Asset Management ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and LGT Asset Management ("Portfolio Management Contract") (collectively, "Management Contracts"). LGT Asset Management serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and LGT Asset Management. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, LGT Asset Management administers each Fund's and the Portfolio's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic
Income  Fund  each   pay  LGT   Asset  Management   investment  management   and
administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million,
 .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to LGT Asset Management. The Portfolio pays such fees also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Company Management Contract took effect April 19, 1989, and had an initial two-year term. The Portfolio Management Contract and the Administration Contract for the High Income Fund each have an initial two-year term with respect to the Portfolio and the Fund, respectively, from the date of the commencement of the Fund's operations. The Management Contracts may be renewed for additional one-year terms thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable or
"interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio and the Administration Contract provides that with respect to the High Income Fund either the Company, the Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contract and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act). Prior to April 19, 1989, LGT Asset Management served as investment manager and administrator of the Government Income Fund and the Strategic Income Fund pursuant to predecessor investment management and administration contracts.



Under the Management Contracts, LGT Asset Management has agreed to waive its investment management and administration fees from a Fund and to reimburse such Fund to the extent necessary to assure that the Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the U.S. and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. As applied to the High Income Fund and the Portfolio, LGT
Asset Management has agreed to reduce the investment management and administration fee


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS


payable by the Portfolio by the amount by which the ordinary operating expenses (exclusive of organization expenses, interest, taxes, distribution-related expenses and extraordinary expenses) of the Portfolio for any fiscal year borne by the High Income Fund, together with the direct ordinary operating expenses (exclusive of brokerage commission, organization expenses, taxes, interest, distribution-related expenses and extraordinary expenses) of the High Income Fund, exceeds the most stringent expense limitations prescribed by any state in which the shares of the High Income Fund are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of the Advisor Class shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of Fund's Advisor Class during each fiscal year. The expenses of the Advisor Class shares of the High Income Fund (and such Fund's pro rata portion of the Portfolio's expenses) would be limited to the annual level of 1.85% of the average daily net assets of that Fund's Advisor Class share. LGT Asset Management has agreed to reimburse a Fund if the Fund's annual ordinary expenses exceed those respective levels.



In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     6,390,750
1993.......................................................................................................     5,222,537



In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to LGT Asset Management in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1995.......................................................................................................   $
1994.......................................................................................................     5,392,542
1993.......................................................................................................     1,568,540



For the fiscal years ended October 31,  1995, 1994 and 1993, the Portfolio  paid
investment  management and administrative  fees of $            , $2,266,420 and
$547,543, respectively, to  LGT Asset  Management. For these  same periods,  the
High  Income Fund paid administration fees of $         , $886,795 and $212,294,
respectively, to LGT Asset Management.


DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global on a "best efforts" basis without a sales charge or a contingent deferred sales charge.



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by each Fund, to perform shareholder servicing, reporting and general transfer agent functions for each Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds. For the period July 1, 1995 to October 31, 1995, the Strategic Income Fund, Government Income Fund and High Income Fund paid LGT
Asset Management fees of $       , $       and $       , respectively, for  such
accounting services.


EXPENSES OF THE FUNDS

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as


                  Statement of Additional Information Page 28

                             GT GLOBAL INCOME FUNDS

series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a

                  Statement of Additional Information Page 29

                             GT GLOBAL INCOME FUNDS

major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


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                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectuses. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.


AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES


To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be


                  Statement of Additional Information Page 30

                             GT GLOBAL INCOME FUNDS


terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.



LETTER OF INTENT -- CLASS A SHARES


The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.



A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.



INDIVIDUAL RETIREMENT ACCOUNTS (IRA)


Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS

such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


SYSTEMATIC WITHDRAWAL PLAN


Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.



With respect to an SWP established in Class B shares only, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.



Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Fund's Prospectus.


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                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and
(4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, will be deemed to

                  Statement of Additional Information Page 32

                             GT GLOBAL INCOME FUNDS

own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICS") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL
The Portfolio will be treated as a partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also will not be subject to New York income or franchise tax.

Because, as noted above, the High Income Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to satisfy all those requirements.

Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES. Dividends and interest received by an Investor Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's taxes paid). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (or, in the case of the High Income Fund, the Portfolio's income) from sources within, and taxes paid to, foreign countries if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs part (or, in the case of the High Income Fund, its proportionate share of a part). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain from its (or, in the case of the High Income Fund, by the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even

                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS

if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.


If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) will be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to  proposed regulations,  open-end  RICs such  as  the Fund  would  be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investor Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months.

If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions listed. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contract or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.


Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988 gains or losses"). Under Section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor
Section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund's, their shareholders and the Portfolio. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P., conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS


The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.


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                               INVESTMENT RESULTS

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A Fund's "Standardized Return", as referred to in the Prospectuses (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected, with respect to Class A shares, in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75%, with respect to Class B shares, from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Funds' Standardized Returns, for their Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 31, 1990 through October 31, 1995...................................             %              %              %
March 29, 1988 through October 31, 1995.....................................             %              %        N/A
October 22, 1992 through October 31, 1995...................................       N/A           N/A                     %



The Funds' Standardized Returns for their Class B shares, which were first offered on October 22, 1992, stated as average annual total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 22, 1992 through October 31, 1995...................................             %              %              %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Funds may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Funds' Non-Standardized Returns for their Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 31, 1990 through October 31, 1995...................................             %              %              %
March 29, 1988 through October 31, 1995.....................................             %              %        N/A
October 22, 1992 through October 31, 1995...................................       N/A           N/A                     %


                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1993, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 22, 1992 through October 31, 1995...................................             %              %              %



The Funds' Non-Standardized Returns for the Funds' Class A shares stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 31, 1990 through October 31, 1995...................................             %              %              %
March 29, 1988 through October 31, 1995.....................................             %              %        N/A
October 22, 1992 through October 31, 1995...................................       N/A           N/A                     %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annual total returns, at October 31, 1995, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1995.................................................             %              %              %
October 22, 1992 through October 31, 1995...................................             %              %              %



Current yield ("YIELD"), which is calculated separately for Class A and Class B shares of each fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:


                   a-b
YIELD =   2      ( --  + 1  )   to the sixth power-1
                   cd

The current yields of the Class A shares of the Government Income Fund, Strategic Income Fund and the High Income Fund for the one month period ended October 31, 1994, were 9.85%, 9.88% and 9.05%, respectively. The current yields of the Class B shares of Government Income Fund, Strategic Income Fund and High Income Fund for the one month period ended October 31, 1994 were 9.68%, 9.72%, and 8.82%, respectively.


As of October 22, 1992, the investment objectives and policies of the Strategic Income Fund were changed to high current income, primarily, and capital appreciation, secondarily. Prior to October 22, 1992, the Strategic Income Fund operated as the GT Global Bond Fund and had investment objectives which sought primarily, capital appreciation and moderate current income, secondarily. The total returns and yield for the Strategic Income Fund were primarily achieved under the Strategic Income Fund's prior investment objectives.


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for such Fund.


Each Fund and GT Global, from time to time, may compare the Funds with the following:


        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers
    World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.

        (2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of

                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS

    agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS


       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.


       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management in advertising materials.



GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



The Funds may compare their performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Funds may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Funds differ from bank investments in several respects. The Funds may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Funds will have a fluctuating share price and return and is not FDIC insured.



The Funds' performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS



GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R2 in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a

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                             GT GLOBAL INCOME FUNDS

Rollover IRA. These  accounts can also  receive rollovers or  transfers from  an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.

The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.

Finally, there is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


From time to time, the Fund and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry, or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


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                             GT GLOBAL INCOME FUNDS


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries  restructuring their debt,  including those under  the Brady Plan:
    G.T. Capital Management, Inc.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Management (Japan) Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from its worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's quidelines by selecting local securities that offer strong growth and income potential.



IMPORTANT POINTS TO NOTE ABOUT THE ABOVE DATA RELATING TO WORLD BOND PERFORMANCE AND DIVERSIFICATION



The information described above relating to foreign market performance and diversification is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein.



GT Global believes that the above information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in debt securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the indices described above. The performance of indices does not take expenses into account, while the Funds incur expenses in their operations that will reduce performance. The Funds are actively managed, i.e. LGT Asset Management as each Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objectives. Moreover, the Funds may invest a portion of their assets in corporate bonds, while the above data relates only to government bonds. These factors will cause the performance of each Fund to differ from the indices shown above.


                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS


                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.



        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


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                             GT GLOBAL INCOME FUNDS



    STANDARD & POOR'S ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term volnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.


        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS


    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios,


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                             GT GLOBAL INCOME FUNDS


while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


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                              FINANCIAL STATEMENTS

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The audited financial statements of G.T. Global Government Income Fund, G.T. Global Strategic Income Fund, G.T. Global High Income Fund, and Global High Income Portfolio as of October 31, 1995 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 47

                             GT GLOBAL INCOME FUNDS


                                     NOTES

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                  Statement of Additional Information Page 48

                             GT GLOBAL INCOME FUNDS


                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity for U.S. investors by investing outside the U.S.


GT GLOBAL EMERGING MARKETS GROWTH FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Invests in global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR
  REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, LGT ASSET MANAGEMENT OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                     INCSX506 MC

                                     [LOGO]

                               GT GLOBAL GROWTH &
                           INCOME FUND: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                               February 29, 1996

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GT Global Growth & Income Fund ("Fund") is a non-diversified mutual fund organized as a separate series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated February 29, 1996, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.

LGT Asset Management, Inc. ("LGT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     16
Execution of Portfolio Transactions......................................................................................     17
Directors and Executive Officers.........................................................................................     20
Management...............................................................................................................     22
Valuation of Fund Shares.................................................................................................     23
Information Relating to Sales and Redemptions............................................................................     24
Taxes....................................................................................................................     26
Additional Information...................................................................................................     28
Investment Results.......................................................................................................     29
Description of Debt Ratings..............................................................................................     36
Financial Statements.....................................................................................................     38

                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS

For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect the Fund's ability to invest. For example, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. LGT Asset Management is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by the Fund. The Fund has no present intention of making any significant investment in any country or stock market LGT Asset Management considers the political or economic situation to be at risk of substantial or total loss because of such political or economic situation.



The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed

                   Statement of Additional Information Page 2

                         GT GLOBAL GROWTH & INCOME FUND
5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by the Company's Board of Directors without shareholder approval.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300%

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND
asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Fund might make a short sale "against the box" in order to hedge against market risks when LGT Asset Management believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when LGT Asset Management wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 5

                         GT GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

                   Statement of Additional Information Page 6

                         GT GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price any any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference

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between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

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Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate similar assets. If a large portion of a Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. See "Investment Limitations." Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.


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Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset
Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


                  Statement of Additional Information Page 14

                         GT GLOBAL GROWTH & INCOME FUND

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U. S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by the Fund in Japan means that the Fund may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements.

                  Statement of Additional Information Page 15

                         GT GLOBAL GROWTH & INCOME FUND
Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to operating policy (4) below;

        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will

                  Statement of Additional Information Page 16

                         GT GLOBAL GROWTH & INCOME FUND
    reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

For purposes of the concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Fund, LGT Asset Management may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to LGT Asset Management for its use in


                  Statement of Additional Information Page 17

                         GT GLOBAL GROWTH & INCOME FUND

managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid aggregate brokerage commissions of $ , $280,861 and $382,594, respectively.



For the fiscal years ended October 31, 1995, 1994, 1993, the Fund paid aggregate
brokerage commissions of  $        , $280,861, $382,594,  respectively. For  the
fiscal year ended October 31, 1995, the Fund paid to Bank-in-Liechtenstein, Frankfurt, an "affiliated broker" as defined in the 1940 Act, aggregate brokerage commissions of $ for transactions involving purchase and sales of portfolio securities which represented 0.89% of the total brokerage commissions paid by the Fund and 0.35% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market


                  Statement of Additional Information Page 18

                         GT GLOBAL GROWTH & INCOME FUND

rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 75%, but this expectation will not be a limiting factor when LGT Asset Management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments (i.e. having a maturity at the date of purchase of one year or less), held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995, and 1994, the Fund's portfolio turnover
rates were    %, and 117%, respectively.


                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's By-laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of GT Capital
50 California St.                        Holdings, Inc. since 1988; Director and President of LGT Asset Management since 1989;
San Francisco, CA 94111                  Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT
                                         Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global
                                         Insurance Agency, Inc. ("GT Insurance") since 1992; and President of GT Insurance from
                                         1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset
                                         Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
2 Embarcadero Center                     is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94118                  1940 Act that is managed or administered by LGT Asset Management.

Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income Investments and a
Vice President and Chief Investment      director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Officer - Global                         Kreps was Senior Vice President of the Putnam Companies.
Fixed Income
50 California Street
San Francisco, CA 94111

James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President -- Finance
Vice President and Chief                 and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance. From
Financial Officer                        1990 to 1994, Mr. Tufts was Vice President -- Finance of LGT Asset Management, GT Global
50 California Street                     and GT Services. He was Vice President -- Finance of GT Insurance from 1992 to 1994; and a
San Francisco, CA 94111                  Director of LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting at of LGT Asset Management since 1992. Mr.
Vice President and                       Chancey was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Chief Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.

Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111
David J. Thelander, 39                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111


------------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc. and GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee of GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by LGT Asset Management. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director, who is not a director, officer or employee of LGT Asset Management or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1995 Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any
affiliated  company, received total compensation of $       , $       , $
and $       , respectively,  from the 40 GT Global Mutual Funds for which he  or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays LGT Asset Management investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract had an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract most recently was approved on June 20, 1995 with respect to the Fund by the vote of the Board of Directors of the Company, including a majority of Directors who are not parties to the Management Contract or an "interested person" of any such party. The Management Contract provides that with respect to the Fund, the Company or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to waive its investment management and administration fees from the Fund and to reimburse the Fund to the extent necessary to assure that the Fund's annual expenses (exclusive of brokerage commissions, organizational expenses, taxes, interest, distribution-related expenses, certain expenses attributable to investing outside the U.S. and extraordinary expenses) do not exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. In addition, LGT Asset
Management and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of the Fund's Advisor Class, during each fiscal year and LGT Asset Management and GT Global have agreed to reimburse the Fund if the Fund's expenses exceed that amount.



The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Fund to LGT Asset Management during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                      AMOUNT PAID
---------------------------------------------------------------------------------------------------------  -------------
1995.....................................................................................................   $
1994.....................................................................................................   $ 5,676,421
1993.....................................................................................................   $ 2,226,185



The fees shown in the table above do not include the effect of reimbursements of Fund operating expenses made by LGT Asset Management. During the Fund's fiscal years ended October 31, 1993 and 1992, LGT Asset Management reimbursed the Fund for a portion of the Fund's aggregate operating expenses in the amounts of $183,449 and $381,540, respectively.


DISTRIBUTION SERVICES

The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management serves as each Theme Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds.



For  the period  August 1, 1995,  to October 31,  1995, the Fund  paid LGT Asset
Management fees of $      for such accounting services.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.


Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security

                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND

denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND
has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Class A shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND
represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The "Tax Simplification and Technical Corrections Bill of 1993," passed in May 1994 by the House of Representatives, would substantially modify the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICs and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." Three similar bills were passed by Congress in 1991 and 1992 and vetoed. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge

                  Statement of Additional Information Page 27

                         GT GLOBAL GROWTH & INCOME FUND
for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, futures and Forward Contracts and options on foreign currencies ("Section 988 gains or loss"). Each
Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly GT Management PLC in London, England; LGT Asset Management Ltd., formerly GT Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly GT Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly GT Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly GT Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) For Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.........................................................................                 %
October 31, 1990 through October 31, 1995...........................................................                 %
September 25, 1990 through
 October 31, 1995...................................................................................                 %


The Fund's Standardized Returns for its Class B shares, which were first offered on October 22, 1992, stated as average annual total returns, for the periods shown, were:


PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.........................................................................                 %
October 22, 1992 to October 31, 1994................................................................                 %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted. The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1995.......................................................................                 %
October 31, 1990 through October 31, 1995.........................................................                 %
September 25, 1990
 through October 31, 1995.........................................................................                 %


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the period shown, were as follows:


PERIOD                                                                                             NON-STANDARDIZED RETURN
------------------------------------------------------------------------------------------------  -------------------------
Year ended October 31, 1995.....................................................................              2.48%
October 22, 1992 through October 31, 1995.......................................................             27.18%


                  Statement of Additional Information Page 29

                         GT GLOBAL GROWTH & INCOME FUND


The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995..........................................................................                %
October 31, 1990 through October 31, 1995............................................................                %
September 25, 1990 through October 31, 1995..........................................................                %


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annual total returns, for the periods shown, were as follows:


PERIOD                                                                                             NON-STANDARDIZED RETURN
------------------------------------------------------------------------------------------------  -------------------------
Year ended October 31, 1995.....................................................................                  %
October 22, 1992 through October 31, 1995.......................................................                  %



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Management (Japan) Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



In addition, GT Global may in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.



The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with

                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND
    appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.

       (18) Various publications and reports produced by the World Bank and its affiliates.

       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.


       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (23) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business
Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may


                  Statement of Additional Information Page 31

                         GT GLOBAL GROWTH & INCOME FUND
compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the

                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND

Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND


From time to time, the Funds and GT Global will quote certain data individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.


 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.



 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



17) Countries  restructuring their debt,  including those under  the Brady Plan:
    LGT Asset Management, Inc.



18) Political and economic structure of countries: Economist Intelligence Unit.



19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 34

                         GT GLOBAL GROWTH & INCOME FUND


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET PERFORMANCE AND EQUITY MARKET DIVERSIFICATION



Information relating to foreign market performance and diversification is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indices may not necessarily constitute a representative cross section of the particular markets.



GT Global believes that information relating to foreign market performance and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. The Fund is actively managed, I.E. LGT Asset Management, as the Fund's investment manager, actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund may invest a portion of its assets in corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of the Fund to differ from indices.


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                         GT GLOBAL GROWTH & INCOME FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------


DESCRIPTION OF BOND RATINGS



    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:



        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.



        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.



        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.



        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



1. An application for rating was not received or accepted.



2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



3. There is a lack of essential data pertaining to the issue or issuer.



4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


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                         GT GLOBAL GROWTH & INCOME FUND


    STANDARD & POOR'S ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "DD" according to quality. Investment grade ratings are the first four categories:



        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.



        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.



        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.



        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.



        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.



        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.



        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.



        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.



        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



        C -- Reserved for income bonds on which no interest is being paid.



        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



DESCRIPTION OF COMMERCIAL PAPER RATINGS



    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios,


                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND

while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


COMMERCIAL PAPER RATINGS

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by Standard & Poor's ("S&P"), or, if unrated, judged by LGT Asset Management to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1995, and for its fiscal year then-ended appear on the following pages.


                  Statement of Additional Information Page 38

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                  Statement of Additional Information Page 39

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                  Statement of Additional Information Page 40

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                  Statement of Additional Information Page 41

                         GT GLOBAL GROWTH & INCOME FUND

                                     [LOGO]


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1- 800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                        GROSX603

                                     [LOGO]


                      GT GLOBAL LATIN AMERICA GROWTH FUND:
                                 ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                               February 29, 1996


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GT Global Latin America Growth Fund ("Fund") is a non-diversified mutual fund organized as a separate series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class of the Fund is not a prospectus and supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated February 29, 1996. A copy of the Fund's Prospectus is available without charge by either writing the Fund at the above address or by calling the Fund at the toll free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
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Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Shares......................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     41


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

LGT Asset Management is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries for the Fund, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing  companies  for  investment  by  the  Fund,  LGT  Asset  Management ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.


It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Securities and Exchange Commission ("SEC") has proposed a rule which, if adopted, may permit the Fund to invest in certain of these securities subject to certain restrictions. The Fund has obtained an exemption from the SEC to permit the Fund to invest in a manner that is consistent with the SEC's proposed rule. The proposed rule excepts from the prohibition of the 1940 Act any acquisition by an investment company of securities of securities-related companies provided that certain percentage limitations are adhered to.


DEBT CONVERSIONS
Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to use to participate in Latin American debt conversion programs. LGT Asset Management will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimum credit risks in accordance with


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

guidelines established by the Company's Board of Directors. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments.

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements, which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. However, the Fund does not currently intend to engage in reverse repurchase agreements with respect to more than 5% of its total assets. The Fund will maintain, in a segregated amount with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, government securities or other highly liquid securities similar to those borrowed) deposited with the intermediary. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an investment prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund would generally write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indicies and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options or securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style or on (European Style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call or an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference

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between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

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The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

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The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract Sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures

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Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

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Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 10% of its total assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United Staes, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. Iin recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Directors. LGT Asset
Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid

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securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

On December 31, 1994 the market capitalizations of listed equity securities on the major exchanges in Argentina, Brazil (Sao Paulo only for market capitalization), Chile and Mexico were US$24.2 billion, $94.8 billion, $38.8 billion and $108.4 billion. By comparison, at December 31, 1994 the market capitalization of the NYSE alone was US$4.4 trillion. A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. The stock markets in Brazil declined sharply in mid 1989, and closed briefly, following a large settlement failure. Another significant decline occurred in the first quarter of 1990. In 1987, the Mexican stock exchange experienced a severe correction, its index declining over 70 percent. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Recent relevant foreign investment restrictions in each of the four principal economies of Latin America, which are susceptible to significant and immediate changes, can be summarized in part as follows:

    ARGENTINA. Previous restrictions on foreign investment have been abolished and prior approval of such investment is no longer required (except where required in specific statutes governing certain activities), ensuring equal treatment of national and foreign capital applied to economic activities. At present foreign capital can move freely in and out of Argentina and no foreign exchange restrictions are applied to dividend or capital gains remittance.

    BRAZIL. Under regulations adopted by the government of Brazil, the Fund is able to purchase Brazilian securities without regard to any diversification or repatriation restrictions. However, the regulations require that the Fund's investments be limited to securities issued by publicly-held corporations acquired on the Brazilian stock exchanges or on over-the-counter markets organized by the Commission de Valores Mobiliarios (CVM) or units of certain Financial Investment Funds. The Fund's authority to invest in Brazil pursuant to this regulation remains subject to approval by the CVM. In addition, the Fund is required to appoint a Brazilian administrator to perform certain functions with respect to its holdings of Brazilian securities.

    CHILE. Direct investment by foreign investors in Chile is subject to certain Chilean investment restrictions, including a requirement that invested capital must remain in Chile for a minimum of at least one year. The remittance of dividends and capital gains can be effected without material restrictions on timing and amount. Indirect investments, however, may be made through already established investment funds and such investments will not be subject to the restriction regarding residency of capital, although they will be subject to the limitations, described above, regarding investments by the Fund in the securities of other investment companies. In addition to investing indirectly in the Chilean market, the

                  Statement of Additional Information Page 15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Fund may establish its own foreign investment fund in Chile for which a Chilean administrator will be required. The Fund may also gain access to investment in Chile via the 8 American Depositary Receipts ("ADRs") currently traded in the U.S. on the New York Stock Exchange. Another 12 Chilean companies plan ADR listings in the U.S. in 1994. GT Global believes these events significantly broaden the Fund's ability to gain access to the Chilean market.


    MEXICO. Generally, foreigners may directly acquire shares of Mexican companies up to a limit of 49 percent of the share capital of the issuer without prior approval. Foreigners may acquire shares in the share capital of certain Mexican listed companies usually reserved to Mexican nationals, and may acquire in excess of the 49 percent limit referred to above, through trust arrangements with Nacional Financiera, S.N.C. ("Nafin"), the Mexican government development finance bank. Under this arrangement Nafin will acquire the securities that the Fund purchases and then issue Ordinary Certificates of Participation ("CEPOS"). As a holder of the CEPOS, the Fund would have all rights of the shares acquired, but it would not have voting rights. There are no restrictions on the movement of capital in and out of Mexico. Dividends and capital gains can also be freely remitted, subject to any withholding tax.


GT Global believes that the Fund may invest a greater percentage of its assets than previously in Venezuela if political and economic conditions change materially. The following are relevant foreign investment restrictions relating to Venezuela.


    VENEZUELA. In order to stabilize the country's financial system, the government suspended foreign exchange trading on July 6, 1994. The market was "officially" opened July 11, however, the Bolivar did not begin trading until January 10, 1995 at a level of 212 and 220 (the level held since December 1994).

The Venezuelan Exchange Administration Board issued Resolution No. 41 regarding foreign investment registration and repatriation for capital dividends and interest. The Resolution provides that all investment should be registered with the Superintendency of Foreign Investment (SEIX) and the Technical Administration Exchange Office (OTAC). Article 2 of the Resolution states that "investments" is defined as those transactions executed through the local stock exchange (this prohibits OTC transaction proceeds from being eligible for repatriation).

Resolution No. 41 also required refiling by funds previously approved. The Fund has complied with the regulations and has obtained approval by the Regulatory Commission. This avoids jeopardizing the assets held by the fund.

In November 1994 the government passed a Resolution allowing foreign investors to repatriate without restrictions under the new controlled exchange system. It is now possible to repatriate any capital or income provided that the OTAC has proof that the investor has obtained a tax identification code and complied with all tax return filing requirements.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, data concerning Latin American securities shown elsewhere in this Statement of Additional Information may be materially affected by restatements for inflation and may not accurately reflect the real conditions of companies and securities markets. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign  debtor  may  be  subject.  Sovereign  debtors  may  default  on their
Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance

                  Statement of Additional Information Page 17

                      GT GLOBAL LATIN AMERICA GROWTH FUND
interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While LGT Asset Management intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign country issuers, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

                  Statement of Additional Information Page 18

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its total assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    options  are  'in-the-money") exceeds  5% of  the  liquidation value  of the
    Fund's  portfolio,  after  taking   into  account  unrealized  profits   and
    unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, LGT Asset Management may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to LGT Asset Management for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT


                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's board of directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31,
1995, 1994 and 1993, the Fund paid aggregate brokerage commissions of $        ,
$708,799 and $616,803, respectively.


PORTFOLIO TURNOVER AND TRADING

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 100%, but this expectation will not be a limiting factor when LGT Asset Management deems portfolio changes appropriate. A 100% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 100% of the average monthly value of the securities, excluding short-term investments, held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The Fund's portfolio turnover rates for
the fiscal  years  ended  October  31, 1995  and  1994  were       %  and  155%,
respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------


The Company's By-Laws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division, BIL GT
President                                Group Limited since 1995; Director and President of GT Capital Holdings, Inc. since 1988;
50 California St.                        Director and President of LGT Asset Management since 1989; Director of GT Global since
San Francisco, CA 94111                  1987 President of GT Global from 1987 to 1995; Director of GT Services since 1990;
                                         President of GT Services from 1990 to 1995; Director of GT Global Insurance Agency, Inc.
                                         ("GT Insurance") since 1992; and President of GT Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman, and Chief
Director                                 Executive Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director,
220 Sansome Street                       Munsingwear, Inc.; Director, American Heritage Group Inc. and various other companies. Mr.
Suite 400                                Anderson also is a director or trustee of each of the other investment companies
San Francisco, CA 94104                  registered under the 1940 Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm) and serves as Director and Chairman of C.D.
Director                                 Stimson Company (a private investment company); Trustee, Seattle Art Museum. Mr. Bayley
2 Embarcadero Center                     also is a director or trustee of each of the other investment companies registered under
San Francisco, CA 94118                  the 1940 Act that is managed or administered by LGT Asset Management.
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief Investment      Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Officer - Global                         Senior Vice President of the Putnam.
Fixed Income
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and GT Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and Chief                 and Administration of LGT Asset Management, GT Global and GT Services since 1994. Prior
Financial Officer                        thereto, Mr. Tufts was Vice President - Finance of LGT Asset Management and GT Global
50 California Street                     since 1987; Vice President - Finance of GT Services since 1990; and a Director of LGT
San Francisco, CA 94111                  Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting of LGT Asset Management. Mr. Chancey was Vice
Vice President and                       President of Putnam Fiduciary Trust Company from 1989 to 1992.
Chief Accounting Officer
50 California Street
San Francisco, CA 94111
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
50 California Street
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc. and GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee of GT Greater Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by LGT Asset Management. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director, who is not a director, officer or employee of LGT Asset Management or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers or employees of LGT Asset Management or any
affiliated company, each  received total compensation  of $        , $         ,
$       and $       , respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION


LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract has an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract was last approved with respect to the Fund by the vote of the Board of Directors of the Company on June 20, 1995. The Management Contract provides that with respect to the Fund either the Company or LGT Asset
Management may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. LGT Asset Management and GT Global have undertaken to limit the Fund's Advisor Class share expenses to 1.90% of average daily net assets of the Advisor Class shares, and LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed 1.90% of average daily net assets of Fund's Advisor Class shares (exclusive of brokerage commissions, interest, taxes, certain expenses attributable to investing outside the U.S. and extraordinary expenses).



For the fiscal year ended October 31, 1995, the Fund paid management and administration fees in the amount of $ to GT Capital. However, during that
period  GT Capital reimbursed fees of $       to the Fund, with a net payment to
GT Capital of $ . For the fiscal year ended October 31, 1994, the Fund paid management and administration fees in the amount of $3,601,301 to GT Capital Management and administration fees in the amount of $1,013,499 were paid to GT Capital by the Fund for the fiscal year ended October 31, 1993. However, during that period GT Capital reimbursed fees of $93,920 to the Fund, with a net payment to GT Capital of $920,579. Similarly, $1,348,499 were paid to GT Capital by the Fund for the fiscal year ended October 31, 1992. During this period GT Capital reimbursed fees of $302,329 to the Fund with a net payment to GT Capital of $1,046,170. For the fiscal period August 13, 1991 (commencement of operations) to October 31, 1991, the Fund paid management and administration fees of $87,137 to GT Capital. However, during that period GT Capital reimbursed fees of $88,797 to the Fund, with a payment to GT Capital of $1,660.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION


The Fund's Advisor Class shares are continuously offered through the Fund's principal underwriter and Distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


                  Statement of Additional Information Page 24

                      GT GLOBAL LATIN AMERICA GROWTH FUND


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies.



LGT Asset Management  serves as  each Theme Portfolio's  pricing and  accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds. For the period August 1, 1995, to
October 31, 1995, the Fund  paid LGT Asset Management  fees of $       for  such
accounting services.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of normal trading on The New York Stock Exchange, Inc. ("NYSE") (currently 4:00 p.m. Eastern time) (unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.


Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security

                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND

denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND
utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketed securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 27

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that

                  Statement of Additional Information Page 28

                      GT GLOBAL LATIN AMERICA GROWTH FUND
represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.


If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise-Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                  Statement of Additional Information Page 29

                      GT GLOBAL LATIN AMERICA GROWTH FUND


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988 gain or loss"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 30

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly GT Management PLC in London, England; LGT Asset Management Ltd., formerly GT Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly GT Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly GT Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly GT Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time or to grant the use of such names to any other company.


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                               INVESTMENT RESULTS

--------------------------------------------------------------------------------
The Fund's "Standardized Return", as referred to in the Prospectus (see "Performance Information"), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed or a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the

                  Statement of Additional Information Page 31

                      GT GLOBAL LATIN AMERICA GROWTH FUND

end of any period illustrated. The Fund's Standardized Return for its Class A shares stated as average annualized total returns, at October 31, 1995, were as follows:



PERIOD                                                                                                  STANDARDIZED RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
August 13, 1991 (commencement of operations) to October 31, 1995......................................               %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns, for the periods shown, were:


PERIOD                                                                                                  STANDARDIZED RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
April 1, 1993 through October 31, 1995................................................................               %


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted.

As discussed in the Prospectus, the Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns, for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                                                          AGGREGATE TOTAL
PERIOD                                                                                                        RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
August 13, 1991 through October 31, 1995..............................................................               %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were:


                                                                                                         NON-STANDARDIZED
PERIOD                                                                                                        RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
April 1, 1993 through October 31, 1995................................................................               %



The Fund's Non-Standardized Returns, for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
August 13, 1991 through October 31, 1995..............................................................               %


The Fund's Non-Standard Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1995...........................................................................               %
April 1, 1993 through October 31, 1995................................................................               %



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results


                  Statement of Additional Information Page 32

                      GT GLOBAL LATIN AMERICA GROWTH FUND
with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment
    Company Service ("CDA/Wiesenberger"), and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/ or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/ Wiesenberger and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

                  Statement of Additional Information Page 33

                      GT GLOBAL LATIN AMERICA GROWTH FUND

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.

       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Standard & Poor's Ratings Group.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wider range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business
Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations indices of comparable quality to those listed above and other indices which may be developed and made available.



GT Global believes that the above information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a prediction of the performance of the Fund. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from the indices shown above.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.



GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding


                  Statement of Additional Information Page 34

                      GT GLOBAL LATIN AMERICA GROWTH FUND

change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys Inc. in advertising materials.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviction and R2 in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or

                  Statement of Additional Information Page 35

                      GT GLOBAL LATIN AMERICA GROWTH FUND
guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and GT Global will quote certain data regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.


 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.



 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream.



(17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



(18) Countries restructuring their debt, including  those under the Brady  Plan:
     GT Capital Management, Inc.



(19) Political and economic structure of countries: Economist Intelligence Unit.



(20) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



(21) Dividends yields for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS.



Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but is not all-inclusive nor warranted as to accuracy by the Fund or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International for inclusion in its various international market indices may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual


                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND

funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices.


                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



    1. An application for rating was not received or accepted.



    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



    3. There is a lack of essential data pertaining to the issue or issuer.



    4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.


        CCC -- Have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.


        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of GT Global Latin America Growth Fund at October 31, 1995 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 41

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                  Statement of Additional Information Page 42

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

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                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity for U.S. investors by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market
GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns high monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR
  REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL LATIN AMERICA GROWTH FUND, GT INVESTMENT FUNDS, INC. LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      LATSX506MC

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                               GT GLOBAL EMERGING
                          MARKETS FUND: ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                               February 29, 1996


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GT Global Emerging Markets Fund ("Fund") is a diversified mutual fund organized as a separate series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class share of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated February 29, 1996. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll free telephone number listed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     18
Directors and Executive Officers.........................................................................................     20
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     26
Additional Information...................................................................................................     29
Investment Results.......................................................................................................     30
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     40


                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


In determining what countries constitute emerging markets, LGT Asset Management will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF EQUITY INVESTMENTS

LGT Asset Management is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies in emerging markets for investment by the Fund, LGT Asset Management ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Securities and Exchange Commission ("SEC") has proposed a rule which, if adopted, may permit the Fund to invest in certain of these securities subject to certain restrictions. The Fund has obtained an exemption from the SEC to permit the Fund to invest in a manner that is consistent with the SEC's proposed rule.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities

                   Statement of Additional Information Page 2

                        GT GLOBAL EMERGING MARKETS FUND

of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of LGT Asset Management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS

Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.


DEPOSITORY RECEIPTS

The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, the Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by the Fund in units or attached to

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND
securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by vote of the Company's Board of Directors without shareholder approval.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. LGT Asset Management will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase, the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase


                   Statement of Additional Information Page 4

                        GT GLOBAL EMERGING MARKETS FUND
similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans only will be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral (usually cash, government securities or other highly liquid securities similar to those borrowed) deposited with the intermediary. The Fund also will be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                        GT GLOBAL EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 6

                        GT GLOBAL EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written. LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.


The Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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                        GT GLOBAL EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiratiaon date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission ("SEC") staff considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference

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between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index Futures Contracts (collective "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

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The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less value, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

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matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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    SPECIAL CONSIDERATIONS  AFFECTING  EMERGING  MARKETS.  Investing  in  equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of the capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose

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its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management, in accordance with procedures approved by the Company's Board of Directors. LGT Asset
Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). LGT Asset Management monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


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                        GT GLOBAL EMERGING MARKETS FUND

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure information.


    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign

                  Statement of Additional Information Page 16

                        GT GLOBAL EMERGING MARKETS FUND

securities transactions may be subject to difficulties associated with the settlement of such transactions Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset
Management will consider such difficulties when determining the allocation of the Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings.

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

                  Statement of Additional Information Page 17

                        GT GLOBAL EMERGING MARKETS FUND

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

For purposes of concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Fund, its investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, LGT Asset Management is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, LGT Asset Management seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, LGT Asset Management may select brokers to execute the Fund's portfolio transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Fund


                  Statement of Additional Information Page 18

                        GT GLOBAL EMERGING MARKETS FUND

and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Fund and the other funds for which LGT Asset Management serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid aggregate brokerage commissions of $2,361,620 $1,747,307 and
$        , respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.


                  Statement of Additional Information Page 19

                        GT GLOBAL EMERGING MARKETS FUND


Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund anticipates that its annual portfolio turnover rate should not exceed 75%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by the Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were % and 100%, respectively.


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                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------
The Company's Bylaws authorize a Board of Directors of between 1 and 25 persons, as fixed by the Board of Directors. Directors normally are elected by shareholders; however, a majority of remaining Directors may fill Director vacancies caused by resignation, death or expansion of the Board. The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust Limited (holding company of the various
Director, Chairman of the Board and      international GT companies) since 1990; President of the Asset Management Division,
President                                Liechtenstein Global Trust Limited, since 1995; Director and President of GT Capital
50 California Street                     Holdings, Inc. since 1988; Director and President of LGT Asset Management since 1989;
San Francisco, CA 94111                  Director of GT Global since 1987; President of GT Global from 1987 to 1995; Director of GT
                                         Services since 1990; President of GT Services from 1990 to 1995; Director of GT Global
                                         Insurance Agency, Inc. ("GT Insurance") since 1992; and President of GT Insurance from
                                         1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset
                                         Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A Partner of Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson and
Director                                 Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
2 Embarcadero Center                     is a director or trustee of each of the other investment companies registered under the
Suite 2400                               1940 Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111

Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Director                                 of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111


                  Statement of Additional Information Page 20

                        GT GLOBAL EMERGING MARKETS FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Director                                 Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international GT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111
Gary Kreps, 41                           Senior Vice President and Chief Investment Officer - Global Fixed Income of LGT Asset
Vice President and Chief Investment      Management and a Director since 1992. Prior to joining LGT Asset Management, Mr. Kreps was
Officer -                                Senior Vice President of the Putnam Companies.
Global Fixed Income
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global
Vice President and Secretary             and GT Services since May, 1994. Mr. Lee was the Senior Vice President, General Counsel
50 California Street                     and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
San Francisco, CA 94111                  Funds from October, 1991 through May, 1994. For more than five years prior to October,
                                         1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995, Senior Vice President - Finance
Vice President and                       and Administration of LGT Asset Management, GT Global, GT Services and GT Insurance; from
Chief Financial Officer                  1990 to 1994, Mr. Tufts was Vice President - Finance of LGT Asset Management, GT Global
50 California Street                     and GT Services. He was Vice President - Finance of GT Insurance from 1992 to 1994; and a
San Francisco, CA 94111                  Director of LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting of LGT Asset Management and GT Global since 1992.
Vice President and Chief                 Mr. Chancey was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

------------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of GT Investment Portfolios, Inc., GT Global Developing Markets Fund, Inc., a Trustee and officer of GT Global Growth Series and a Trustee and officer of GT Greater Europe Fund, Global High Income Portfolio, GT Global Variable Investment Trust, GT Global Variable Investment Series and Global Investment


                  Statement of Additional Information Page 21

                        GT GLOBAL EMERGING MARKETS FUND

Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Director and officer serves in total as a Director and or Trustee and officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Director who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers, or employees of LGT Asset Management or any
affiliated  company, received  total compensation of  $          ,  $          ,
$         and $         , respectively, from  the 40 GT Global Mutual Funds  for
which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT Asset Management serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays LGT Asset Management investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.



The Management Contract, has an initial two-year term with respect to the Fund from the date of the commencement of Fund operations, and may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract was approved with respect to the Fund by the vote of the Board of Directors of the Company on June 20, 1995. The Management Contract provides that with respect to the Fund either the Company or LGT Asset
Management may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed the most stringent expense limitations prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, the amortization of organizational expenses, payments of distribution fees, in part, certain expenses attributable to investing outside the U.S. and extraordinary expenses. LGT Asset Management and GT Global have undertaken to limit the Fund's Advisor Class share expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 1.90% of the average daily net assets of the Advisor Class shares of the Fund. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid investment management and administration fees to
LGT Asset Management in the  amounts of $1,161,673, $4,702,869  and $          ,
respectively.


Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Advisor Class shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.



TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



LGT Asset Management serves as each Theme Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by


                  Statement of Additional Information Page 23

                        GT GLOBAL EMERGING MARKETS FUND

LGT Asset Management ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds. For the period August 1, 1993, to October 31, 1995, the Fund paid LGT Asset Management
fees of $        for such accounting services.


EXPENSES OF THE FUND

As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds. For the fiscal year ended October 31, 1993, LGT Asset Management reimbursed the Fund for a the Class A and Class B aggregate operating expenses in the amounts of $565,445 and $43,668, respectively.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any

                  Statement of Additional Information Page 24

                        GT GLOBAL EMERGING MARKETS FUND
specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless LGT Asset Management, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment of Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

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                        GT GLOBAL EMERGING MARKETS FUND

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS

A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.


SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which will prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or
(3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following,

                  Statement of Additional Information Page 26

                        GT GLOBAL EMERGING MARKETS FUND
that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received, on the stock or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of

                  Statement of Additional Information Page 27

                        GT GLOBAL EMERGING MARKETS FUND

the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988 gains or loss"). Each
Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 28

                        GT GLOBAL EMERGING MARKETS FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 29

                        GT GLOBAL EMERGING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, was as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.........................................................................                %
May 18, 1992 through
 October 31, 1995...................................................................................                %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns for the periods shown, were:


PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995.........................................................................                %
April 1, 1993 through October 31, 1995..............................................................                %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted. The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, at October 31, 1995, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1995.......................................................................                 %
May 18, 1992 through October 31, 1995.............................................................                 %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were as follows:


PERIOD                                                                                             NON-STANDARDIZED RETURN
------------------------------------------------------------------------------------------------  -------------------------
Year ended October 31, 1995.....................................................................                  %
April 1, 1993 through October 31, 1995..........................................................                  %



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at October 31, 1995, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995..........................................................................                %
May 18, 1992 through October 31, 1995................................................................                %


                  Statement of Additional Information Page 30

                        GT GLOBAL EMERGING MARKETS FUND

The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1995..........................................................................                %
April 1, 1993 through October 31, 1995...............................................................                %



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. The Fund will include performance data for both classes of shares of the Fund in any advertisement or information including performance data of the Fund.



The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc." and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger ("Morningstar") and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance.
    Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

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                        GT GLOBAL EMERGING MARKETS FUND

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.


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                        GT GLOBAL EMERGING MARKETS FUND


GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.



In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of

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                        GT GLOBAL EMERGING MARKETS FUND
benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

401(K),  PROFIT   SHARING  (INCLUDING   401(K))  AND   MONEY  PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

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                        GT GLOBAL EMERGING MARKETS FUND


 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.



 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



17) Countries restructuring their  debt, including those  under the Brady  Plan:
    LGT Asset Management, Inc.



18) Political and economic structure of countries: Economist Intelligence Unit.



19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



21) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Management Trust Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


With respect to GT Global Emerging Markets Fund, LGT Asset Management has developed a unique team approach to its emerging markets money management. GT's economists and strategists in Hong Kong determine the geographic allocation of the Fund's assets according to each country's relative industrial development, potential for productivity gains, and the likely impact of financial liberalization. Then, GT portfolio managers in London, San Francisco, Hong Kong and Singapore identify the individual securities that they believe have the strongest long-term growth potential in each emerging market. Generally, securities in Asia are selected by managers in Hong Kong; San Francisco-based managers look for opportunities in Latin America; and European securities are selected by London-based personnel.


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                        GT GLOBAL EMERGING MARKETS FUND


For the other funds in the GT Global Group of Mutual Funds, LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS


Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or LGT Asset Management. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indicies may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. LGT Asset Management as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.


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                        GT GLOBAL EMERGING MARKETS FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.



        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Speculative grade ratings are as follows:


        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


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                        GT GLOBAL EMERGING MARKETS FUND

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reason unrelated to the quality of the issue.



Should no rating be assigned, the reasons may be one of the following:



        1.  An application for rating was not received or accepted.



        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



        3.  There is a lack of essential data pertaining to the issue or issuer.



        4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

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                        GT GLOBAL EMERGING MARKETS FUND

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the G.T. Global Emerging Markets Fund at October 31, 1995 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 40

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                  Statement of Additional Information Page 42

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                        GT GLOBAL EMERGING MARKETS FUND

                                     [LOGO]


                            GT GLOBAL GROUP OF FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



GT GLOBAL WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



GT GLOBAL INTERNATIONAL GROWTH FUND


Provides portfolio diversity for U.S. investors by investing outside the U.S.



GT GLOBAL EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



/ / GLOBAL THEME FUNDS



GT GLOBAL HEALTH CARE FUND


Invests in the growing health care industries worldwide



GT GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



/ / REGIONALLY DIVERSIFIED FUNDS



GT GLOBAL NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



GT GLOBAL EUROPE GROWTH FUND


Focuses on investment opportunities in the new, unified Europe



GT GLOBAL LATIN AMERICA GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND


Concentrates on small and medium-sized companies in the U.S.



GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



GT GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



GT GLOBAL GOVERNMENT INCOME FUND


Invests in global government securities



GT GLOBAL STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



GT GLOBAL HIGH INCOME FUND


Invests in a portfolio of emerging market debt securities



MONEY MARKET FUND



GT GLOBAL DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      EMESA503MC

                          G.T. INVESTMENT FUNDS, INC.
                           PART C: OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- The following audited financial statements as of October 31, 1995, and for the fiscal year then ended for Class A and Class B of the GT Global Income Funds (consisting of GT Global Strategic Income Fund, GT Global Government Income Fund and GT Global High Income Fund), GT Global Theme Funds (consisting of GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund), GT Global Growth & Income Fund, GT Global Emerging Markets Fund and GT Global Latin America Growth Fund, each a series of Registrant, will be filed by amendment:


       -- Reports of Independent Accountants

       -- Portfolios of Investments

       -- Statements of Assets and Liabilities

       -- Statements of Operations

       -- Statements of Changes in Net Assets

       -- Financial Highlights


       -- Notes to Financial Statements



    The following audited financial statements as of October 31, 1995, and for the period December 30, 1994 (commencement of operations) to October 31, 1995, included in the Statement of Additional Information for the GT Global Theme Funds, relating to Class A and Class B of GT Global Consumer Products and Services Fund, a series of the Registrant, will be filed by amendment:



       -- Report of Independent Accountants



       -- Portfolio of Investments



       -- Statement of Assets and Liabilities



       -- Statement of Operations



       -- Statement of Changes in Net Assets



       -- Financial Highlights



       -- Notes to Financial Statements



    The following audited financial statements as of October 31, 1995, and for the period June 1, 1995 (commencement of operations) to October 31, 1995, for Advisor Class of the GT Global Income Funds (consisting of GT Global Strategic Income Fund, GT Global Government Income Fund and GT Global High Income Fund), GT Global Theme Funds (consisting of GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Consumer Products and Services Fund), GT Global Growth & Income Fund, GT Global Emerging Markets Fund and GT Global Latin America Growth Fund, each a series of Registrant, will be filed by amendment:



       -- Reports of Independent Accountants



       -- Portfolios of Investments



       -- Statements of Assets and Liabilities



       -- Statements of Operations



       -- Statements of Changes in Net Assets



       -- Financial Highlights



       -- Notes to Financial Statements

    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)(a) The Registrant's Articles of Incorporation as amended or supplemented.(1)
         (1)(b)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated March 11, 1992.(3)
         (1)(c)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated August 12, 1992.(7)
         (1)(d)     Articles of Amendment to Registrant's Articles of
                    Incorporation dated January 25, 1993.(11)
         (1)(e) Articles Supplementary to Registrant's Articles of Incorporation dated November 15, 1993.(11)
         (1)(f)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994.(11)
         (1)(g)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994.(11)
         (1)(h)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated September 23, 1994.(15)
         (1)(i) Articles Supplementary to Registrant's Articles of Incorporation dated January 30, 1995.(18)
         (2)        Registrant's By-Laws.(1)
         (3)        Not Applicable.
         (4)        Specimen copy of a share certificate.(1)
         (5)(a) Investment Management and Administration Contract dated April 19, 1989.(1)
         (5)(b) Investment Management and Administration Contract Fee Letter relating to:




                  (i) GT Global Growth & Income Fund(1)



                  (ii) GT Global Latin America Growth Fund and GT Global Small
                       Companies Fund(1)



                 (iii) GT Global Telecommunications Fund(1)


                 (iv) Withdrawn


                  (v) GT Global Emerging Markets Fund(3)



         (5)(c)     Administration Contract relating to:

                  (i) GT Global High Income Fund(8)



                  (ii) GT Global Infrastructure Fund(12)



                 (iii) GT Global Natural Resources Fund(12)



                 (iv) GT Global Financial Services Fund(12)



                  (v) Administration Contract Fee Letter relating to the GT
                      Global Consumer Products and Services Fund.(18)


         (6)(a)     Distribution Agreement relating to Class A shares.(11)
         (6)(b)     Distribution Agreement relating to Class B shares.(11)
         (7)        Not Applicable.
         (8) The Custodian Agreement between the Registrant and State Street Bank and Trust Company.(1)
         (9)(a)     The Transfer Agent Contract dated May 25, 1990.(1)

         (9)(b)     Other material contracts:

                  (i) Broker/dealer sales contract(1)

                  (ii) Bank sales contract(1)

                 (iii) Agency sales contract(1)

                 (iv) Foreign sales contract(1)


        (10)(a) Opinion and consent of counsel relating to GT Global Government Income Fund and GT Global Strategic Income Fund (formerly G.T. Global Bond Fund).(2)
        (10)(b) Opinion and consent of counsel relating to GT Global Health Care Fund.(1)
        (10)(c) Opinion and consent of counsel relating to GT Global Growth & Income Fund.(2)
        (10)(d) Opinion and consent of counsel relating to GT Global Latin America Growth Fund and GT Global Small Companies Fund.(1)
        (10)(e) Opinion and consent of counsel relating to GT Global Telecommunications Fund.(1)
        (10)(f) Opinion and consent of counsel relating to GT Global Emerging Markets Fund.(3)
        (10)(g) Opinion and consent of counsel relating to GT Global High Income Fund.(7)
        (10)(h) Opinion and consent of counsel relating to GT Global Infrastructure Fund and GT Global Natural Resources Fund.(13)
        (10)(i) Opinion and consent of counsel relating to GT Global Consumer Products and Services Fund and GT Global Financial Services Fund.(16)
        (11)(a) Consents of Coopers & Lybrand, Independent Accountants, relating to:




                  (i) GT Global Government Income Fund -- Filed herewith.



                  (ii) GT Global Strategic Income Fund -- Filed herewith.



                 (iii) GT Global Health Care Fund -- Filed herewith.



                 (iv) GT Global Growth & Income Fund -- Filed herewith.



                  (v) GT Global Latin America Growth Fund -- Filed herewith.


                 (vi) Not Applicable

                 (vii) Not Applicable


                (viii) GT Global Emerging Markets Fund -- Filed herewith.



                 (ix) GT Global Telecommunications Fund. -- Filed herewith



                  (x) GT Global High Income Fund -- Filed herewith.



                 (xi) GT Global Financial Services Fund. -- Filed herewith



                 (xii) GT Global Infrastructure Fund. -- Filed herewith



                (xiii) GT Global Natural Resources Fund. -- Filed herewith



                (xiv) GT  Global Consumer  Products and Services  Fund. -- Filed
                      herewith



        (12)        Not Applicable.
        (13)        Not Applicable.
        (14) Model retirement plan -- GT Global Individual Retirement Account Disclosure Statement and Application.(1)
        (15)(a) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A Shares.(11)
        (15)(b) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B shares.(11)

        (16) Schedules of Computation of Performance Data relating to the Class A, Class B and Advisor Class shares of:

                  (i) GT Global  Government  Income  Fund  --  To  be  filed  by amendment.



                  (ii) GT  Global  Strategic  Income  Fund  --  To  be  filed by amendment.



                 (iii) GT Global Health Care Fund -- To be filed by amendment.



                 (iv) GT  Global  Growth  &  Income  Fund  --  To  be  filed  by amendment.



                  (v) GT  Global Latin  America Growth  Fund --  To be  filed by amendment.



                 (vi) GT Global  Telecommunications  Fund  --  To  be  filed  by amendment.



                 (vii) GT  Global  Emerging  Markets  Fund  --  To  be  filed by amendment.



                (viii) GT Global High Income Fund -- To be filed by amendment.



                 (ix) GT Global  Financial  Services  Fund --  To  be  filed  by amendment.



                  (x) GT Global Infrastructure Fund -- To be filed by amendment.



                 (xi) GT  Global  Natural  Resources  Fund  --  To  be  filed by amendment.



                 (xii) GT Global Consumer  Products and Services  Fund -- To  be
                       filed by amendment.



Other Exhibits:
        (a)         Power of Attorney -- superseded.
        (b)         Power of Attorney -- superseded.
        (c) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for G.T. Investment Funds, Inc. and Global Investment Portfolio.(18)
        (d) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for Global High Income Portfolio -- Filed herewith.


------------------------

(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on January 17, 1992.

(2) Incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 26, 1988.

(3)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on May 11, 1992.

(4)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on February 20, 1992.

(5) Incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on July 1, 1992.

(6) Incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 31, 1992.

(7)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on October 16, 1992.

(8)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on December 18, 1992.

(9)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on December 28, 1992.

(10) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on January 29, 1993.

(11) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on March 1, 1994.

(12) Incorporated by reference to the identically enumerated Exhibit of Post-Effective No. 33 to the Registration Statement on Form N-1A, filed on April 11, 1994.

(13) Incorporated by reference to the identicially enumerated Exhibit of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on May 26, 1994.

(14) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 36 to the Registration Statement on Form N1-A, filed on September 2, 1994.

(15) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 37 to the Registration Statement on Form N1-A, filed on September 23, 1994.

(16)  Incorporated   by  reference   to   identically  enumerated   Exhibit   of
    Post-Effective Amendment No. 39 to the Registration Statement on Form N1-A, filed on December 22, 1994.

(17) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed on December 30, 1994.


(18) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on June 30, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of December 8, 1995:



TITLE OF CLASS                                                               NUMBER OF RECORD HOLDERS
--------------------------------------------------------------------------  --------------------------
   Capital Stock, $.0001 par value, of:
      GT Global Growth & Income Fund Class A..............................              23,676
      GT Global Growth & Income Fund Class B..............................              31,991
      GT Global Strategic Income Fund Class A.............................              14,984
      GT Global Strategic Income Fund Class B.............................              27,483
      GT Global Government Income Fund Class A............................              22,994
      GT Global Government Income Fund Class B............................              14,781
      GT Global High Income Fund Class A..................................               8,082
      GT Global High Income Fund Class B..................................              14,218
      GT Global Health Care Fund Class A..................................              43,771
      GT Global Health Care Fund Class B..................................               8,555
      GT Latin America Growth Fund Class A................................              30,618
      GT Latin America Growth Fund Class B................................              23,597
      GT Global Telecommunications Fund Class A...........................             144,297
      GT Global Telecommunications Fund Class B...........................             128,897
      GT Global Financial Services Fund Class A...........................                 761
      GT Global Financial Services Fund Class B...........................                 757
      GT Global Infrastructure Fund Class A...............................               5,824
      GT Global Infrastructure Fund Class B...............................               7,069
      GT Global Natural Resources Fund Class A............................               1,810
      GT Global Natural Resources Fund Class B............................               2,129
      GT Global Emerging Markets Fund Class A.............................              36,485
      GT Global Emerging Markets Fund Class B.............................              36,574
      GT Global Currency Fund.............................................                   1
      GT Global Small Companies Fund......................................                   1
      GT Global Consumer Products and Services Fund Class A...............                 704
      GT Global Consumer Products and Services Fund Class B...............                 696


ITEM 27. INDEMNIFICATION

    Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Fund.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

    Effective January 21, 1988, Registrant and the Directors and officers of the Registrant obtained coverage under a Professional Indemnity insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available throughout the investment company industry. Similar coverage by separate policies is afforded the investment manager and its directors, officers and employees.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Directors and Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference thereto.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes the following funds: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund and GT Global Worldwide Growth Fund); G.T. Investment Portfolios, Inc. (which includes one fund: GT Global Dollar Fund); G.T. Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market
Fund); and GT Global Variable Investment Trust (which includes seven funds in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund).



    (b) Directors and Officers of GT Global, Inc.


    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
David A. Minella                              Chairman of the Board of            Chairman of the Board of Directors
                                                Directors
William J. Guilfoyle                          President and Director              None
Helge K. Lee                                  Senior Vice President and           Vice President and Secretary
                                                Secretary
James H. Grifo                                Senior Vice President -- National   None
                                                Sales Manager and Director
Raymond R. Cunningham                         Senior Vice President -- National   None
                                                Bank Sales and Director
Donald F. MacLeod                             Senior Vice President -- Regional   None
375 Park Avenue                                 Sales Manager
Suite 3401
New York, NY 10152

                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277
Robert J. Wolf                                Senior Vice President -- Regional   None
71 South 20th Street                            Sales Manager
Suite 120
Battlecreek, MI 49015
Peter R. Guarino                              Assistant Secretary                 Assistant Secretary
David P. Anderson, Jr.                        Vice President                      None
1012 William
Plymouth, MI 48170
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Bruce W. Caldwell                             Vice President                      None
1003 Medinah Court
Kennesaw, GA 30144
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Timothy W. Dolan                              Vice President                      None
16 Deerfield Drive
Medfield, MA 02052
Stephen Donovick                              Vice President                      None
2806 Carriage Lane
Carrollton, TX 75006
Philip D. Edelstein                           Vice President                      None
9 Huntly Circle
Palm Beach Gardens, FL 33418
Jon Fessel                                    Vice President                      None
1781 Pine Harrier Circle
Sarasota, FL 34231
Ned E. Hammond                                Vice President                      None
8080 N. Central Expressway
Suite 400
Dallas, TX 75206
Eric Johnson                                  Vice President                      None
2309 37th Street, N.W.
Washington, D.C. 20007
Campbell Judge                                Vice President                      None
4312 Linden Hills Blvd., #202
Minneapolis, MN 55410
Richard Kashnowski                            Vice President                      None
1454 High School Drive
Brentwood, MO 63144
Allen M. Kuhn                                 Vice President                      None
5518 S. Saratoga Street
New Orleans, LA 70115

                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Jeffrey S. Kulik                              Vice President                      None
10013 Cape Ann Drive
Columbia, MD 21046
Steven C. Manns                               Vice President                      None
3025 Caswell Drive
Troy, MI 48084
C. David Matthews                             Vice President                      None
25804 Woodpath Trail
Westlake, OH 44145
Wayne Meyer                                   Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Anthony R. Rogers                             Vice President                      None
100 Southbank Drive
Cary, NC 27511
James Sandidge                                Vice President                      None
758 Chimney Creek Drive
Golden, CO 80401
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
650 Lake Street, #12
San Francisco, CA 94118
Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Brian A. Williams                             Vice President                      None
655 Cherry Street
Winnetka, IL 60093
Eric T. Zeigler                               Vice President                      None
437 30th Street
Manhattan Beach, CA 90266


    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.



    Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, GT Global Investor Services, Inc., 50 California Street, San Francisco, CA 94111, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of December, 1995.


                                          G.T. INVESTMENT FUNDS, INC.

                                          By:  David A. Minella*
                                               President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on December 28, 1995.


                                          President, Director and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Director
Arthur C. Patterson*                      Director
Frank S. Bayley*                          Director
Ruth H. Quigley*                          Director


*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney previously filed

                                   SIGNATURES


    Global Investment Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of December, 1995.


                                          GLOBAL INVESTMENT PORTFOLIO
                                          By:  David A. Minella*
                                               President


    This   Post-Effective  Amendment  to  the  Registration  Statement  of  G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on December 28, 1995.


                                          President, Trustee and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee


*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES



    Global High Income Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of December, 1995.



                                          GLOBAL HIGH INCOME PORTFOLIO
                                          By:  David A. Minella*
                                               President



    This  Post-Effective  Amendment  to  the  Registration  Statement  of   G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on December 28, 1995.



                                          President, Trustee and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee




*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith as
     Other Exhibits (d)